UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2023

Item 1.	Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2023

AEW Global Focused Real Estate Fund

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp	Class A NRFAX

Milton Low, CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

Overall, 2022 was a difficult year for the listed property sector. Real estate securities, along with nearly all asset classes, declined sharply over the trailing one-year period in the face of heightened geopolitical turmoil, rising energy prices, persistently high inflation, and a hawkish monetary policy shift from central banks around the world. Global real estate investment trusts (“REITs”) declined as equity investors expected a significant softening in property values driven by two major themes. First, financing costs rose rapidly during the year due to the sharp rise in interest rates, which resulted in upward pressure on capitalization rates for most property types. Second, access to credit was diminished as the corporate bond market was challenged for a large part of the year due to stubbornly high inflation and market uncertainty regarding the path of central bank rate hikes. In the US, the Federal Reserve kicked off an aggressive rate hike cycle in March — other central banks globally quickly followed suit — to rein in surging inflation that has pushed up the Federal Funds rate by 425 basis points, the steepest increase since the early 1980s. This resulted in the 10-Year US Treasury ending the Fund’s fiscal year 173 basis points higher at 3.52%. While inflation showed signs of cooling in the latter half of the year, most central banks signaled further rate hikes would be required in 2023 to bring inflation in line with long term targets.

Performance Results

For the 12 months ended January 31, 2023, Class Y shares of the AEW Global Focused Real Estate Fund returned -14.00% at net asset value. The Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index (Net), which returned -13.38%.

Explanation of Fund Performance

Negative regional allocation and negative stock selection drove the Fund’s underperformance. In terms of regional allocation, negative results were driven by the portfolio’s underweight to Asia Pacific, while an underweight to Europe was a notable positive contributor to performance. Stock selection results were negative in Europe and North America and slightly positive in Asia Pacific. Meanwhile, the portfolio’s small cash balance held amongst the regional sleeves was a significant positive contributor.

The largest individual detractors to performance included US companies Essex Property Trust, Macerich, and Kilroy Realty. Essex is a West Coast apartment owner and the company underperformed on investor concerns about demand weakness in West Coast markets due to tech layoff announcements which drove weak rent spreads, thus the portfolio’s overweight was a negative detractor to relative performance. We believe the company trades at an attractive valuation and should continue to benefit from limited new supply in the medium term. Macerich owns a portfolio of mostly high-quality A-rated malls with notable exposure to New York, California, and Arizona. The company, along with the Retail REITs sector, underperformed during the second quarter given concerns that high inflation and a slowing economy would reduce consumer purchasing power and the portfolio’s overweight was a detractor to relative performance. We exited our position during the second quarter given concerns regarding Macerich’s ability to refinance debt in a rising rate environment coupled with a potential pull back in consumer discretionary spending. Kilroy is a West Coast office owner that underperformed in the latter half of the year due to concerns about future office demand following tech sector layoff/cost cutting announcements and the portfolio’s overweight was a negative detractor to performance. Additionally, Kilroy faces an elevated lease expiration schedule in 2023, which could negatively impact occupancy and we exited our position during the fourth quarter as a result.

Amongst the Fund’s holdings, the largest individual contributors to performance included VICI Properties (US), Summit Industrial Income (Canada), and Brixmor Property Group (US). VICI invests in experiential real estate that is primarily leased to gaming-related operators. The company benefited from a risk-off year amidst growing recession concerns as VICI offers investors relatively durable cash flows given its long-term leases with strong rent coverage and the portfolio’s overweight was a positive contributor to relative performance. Furthermore, the company’s CPI-linked leases are an additional source of internal rent growth amidst elevated inflation. Summit Industrial manages a portfolio of industrial properties across Canada. The company outperformed after receiving a take-over bid from GIC and Dream Industrial REIT in the fourth quarter that represented a 31% premium to the last traded price and the portfolio’s overweight was a positive contributor to relative performance. We exited our position in Summit Industrial after the company agreed to the acquisition. Brixmor owns a portfolio of mostly suburban located grocery-anchored neighborhood and

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community centers, with notable exposure to secondary and tertiary markets. The company outperformed after third quarter results showed continued reopening momentum and strong leasing demand and the portfolio’s overweight was a positive contributor to relative performance. Additionally, Brixmor continues to deliver on its large redevelopment pipeline at attractive yields which should drive internal growth in the near-to-medium term.

Outlook

The outlook for global real estate securities remains positive, though the upside depends on where interest rates and inflation settle globally in the coming year. After outsized gains early in the Covid-19 recovery, growth is slowing in many property sectors. Vacancy rates are finally edging up in sectors like Industrial REITs and Residential REITs, and rent growth is slower than it was a few quarters ago though still positive in most markets. While market rent growth is slowing, some of these sectors will still benefit from below-market leases rolling to higher rents. Industrial properties in particular will see a much larger boost from below-market leases rolling than most other sectors. Office markets continue to be weak, with already high vacancies bumping up against the demand uncertainty of a pending economic slowdown and the ongoing transition to a hybrid work environment for many office employees. While long leases mute the impact on incomes for occupied office buildings, these factors will be headwinds to office values for years. That said, there are some office markets where rents are growing (Singapore and Paris for example) as vacancy rates are low and demand remains strong for high-quality, well-located properties. Retail performed relatively well in 2022 as consumers have drawn on their Covid-era savings and resumed going to brick and mortar stores, though this will be tested next year as the economy slows and excess savings is drawn down. Necessity-oriented retail like grocery-anchored centers should hold up better than assets tied to more discretionary spending. Data Centers saw strong leasing and improving rent spreads in 2022 but do face a substantial supply pipeline that could weigh on pricing power.

Generally, there is little risk of over-supply in this real estate cycle and many leases, especially in Europe, have rental rates linked to inflation which should help drive earnings growth in the near term. Additionally, the regional outlook in Asia Pacific has some additional upside following China’s rapid dismantling of its zero-Covid policy in late December, which is expected to provide a meaningful boost to consumer demand across the region. Overall, earnings growth expectations for 2023 have been reduced. As long as any global recession is mild, the expectation is for slower but still positive earnings growth for the REIT sector in 2023.

Hypothetical Growth of $100,000 Investment in Class Y Shares3,5

January 31, 2013 through January 31, 2023

See notes to chart on page 3.

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AEW GLOBAL FOCUSED REAL ESTATE FUND

Top Ten Holdings as of January 31, 2023

Security Name		% of Net Assets
1	Prologis, Inc.	8.05%
2	Equinix, Inc.	6.13%
3	VICI Properties, Inc.	5.47%
4	Brixmor Property Group, Inc.	4.80%
5	UDR, Inc.	4.30%
6	Ventas, Inc.	4.19%
7	Essex Property Trust, Inc.	3.67%
8	CubeSmart	3.38%
9	American Homes 4 Rent, Class A	3.20%
10	Healthcare Realty Trust, Inc.	2.82%

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced. The holdings listed exclude any temporary cash investments, are presented on an individual security basis and do not represent holdings of the issuer.

Average Annual Total Returns — January 31, 20233,5

					Expense Ratios[4]

	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-14.00%	3.96%	5.57%	—%	1.16%	0.90%

Class A
NAV	-14.16	3.72	5.32	—	1.42	1.15
With 5.75% Maximum Sales Charge	-19.10	2.50	4.70	—

Class C
NAV	-14.89	2.89	4.68	—	2.18	1.90
With CDSC[1]	-15.73	2.89	4.68	—

Class N (Inception 5/01/13)
NAV	-13.99	3.99	—	4.81	1.10	0.85

Comparative Performance

FTSE EPRA Nareit Developed Index (Net)[2]	-13.38	1.50	3.56	2.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs).

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2022 through January 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class A
Actual	$1,000.00	$961.50	$5.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C
Actual	$1,000.00	$957.50	$9.37
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65
Class N
Actual	$1,000.00	$962.60	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33
Class Y
Actual	$1,000.00	$962.20	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2023

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Australia — 4.1%
58,096	Goodman Group	$828,657
332,357	GPT Group	1,077,347
523,298	Scentre Group	1,135,455
264,608	Stockland	739,385

		3,780,844

	Belgium — 0.6%
3,340	VGP NV	333,736
5,859	Xior Student Housing NV	196,846

		530,582

	France — 2.2%
6,916	Gecina SA	819,198
22,865	Klepierre SA	580,322
55,771	Mercialys SA	619,382

		2,018,902

	Germany — 2.1%
13,706	LEG Immobilien SE	1,071,454
31,052	Vonovia SE	877,154

		1,948,608

	Hong Kong — 5.5%
108,500	CK Asset Holdings Ltd.	693,696
161,441	Link REIT	1,292,232
214,767	Sino Land Co. Ltd.	279,085
111,000	Sun Hung Kai Properties Ltd.	1,574,160
176,600	Swire Properties Ltd.	496,344
120,696	Wharf Real Estate Investment Co. Ltd.	690,944

		5,026,461

	Japan — 9.5%
49,245	Aeon Mall Co. Ltd.	693,628
598	AEON REIT Investment Corp.	660,928
159	Daiwa Office Investment Corp.	748,731
1,365	GLP J-REIT	1,544,580
1,413	Japan Hotel REIT Investment Corp.	895,399
95,460	Mitsui Fudosan Co. Ltd.	1,789,268
78	Nippon Building Fund, Inc.	340,888
17,955	Nomura Real Estate Holdings, Inc.	395,736
1,106	Orix J-REIT, Inc.	1,521,705
7,089	Sekisui House Ltd.	133,977

		8,724,840

	Singapore — 3.0%
593,587	CapitaLand Ascendas REIT	1,306,266
189,700	Capitaland Investment Ltd.	574,717
644,500	Mapletree Logistics Trust	833,204

		2,714,187

	Spain — 0.7%
69,796	Merlin Properties SOCIMI SA	682,094

	Sweden — 1.3%
60,702	Castellum AB	832,896
43,191	Fastighets AB Balder, B Shares(a)	222,531
8,197	Neobo Fastigheter AB(a)	10,425
80,873	Samhallsbyggnadsbolaget i Norden AB	147,746

		1,213,598

	United Kingdom — 5.0%
62,251	Big Yellow Group PLC	928,486
157,152	British Land Co. PLC	860,073
304,341	LondonMetric Property PLC	709,134
121,295	Segro PLC	1,248,561
344,050	Sirius Real Estate Ltd.	359,245
87,366	Workspace Group PLC	543,931

		4,649,430

	United States — 63.7%
86,050	American Homes 4 Rent, Class A	2,950,655
4,017	American Tower Corp.	897,358
13,530	Boston Properties, Inc.	1,008,526
187,980	Brixmor Property Group, Inc.	4,423,169
74,550	Cousins Properties, Inc.	2,044,161
68,000	CubeSmart	3,113,720
14,264	EastGroup Properties, Inc.	2,399,918
7,650	Equinix, Inc.	5,646,694
14,955	Essex Property Trust, Inc.	3,380,877
120,820	Healthcare Realty Trust, Inc.	2,601,255
91,030	NETSTREIT Corp.	1,832,434
57,430	Prologis, Inc.	7,424,550
6,300	Public Storage	1,917,342
12,660	Ryman Hospitality Properties, Inc.	1,175,987
19,690	Simon Property Group, Inc.	2,529,377
16,163	Sun Communities, Inc.	2,535,328
93,050	UDR, Inc.	3,963,000
74,474	Ventas, Inc.	3,858,498
147,506	VICI Properties, Inc.	5,041,755

		58,744,604

	Total Common Stocks (Identified Cost $91,003,229)	90,034,150

Principal Amount
Short-Term Investments — 2.2%
$2,074,716	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $2,074,820 on 2/01/2023 collateralized by $2,121,600 U.S. Treasury Note, 4.125% due 1/31/2025 valued at $2,116,213 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,074,716)	2,074,716

	Total Investments — 99.9% (Identified Cost $93,077,945)	92,108,866
	Other Assets Less Liabilities — 0.1%	75,500

	Net Assets — 100.0%	$92,184,366

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trust

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2023

AEW Global Focused Real Estate Fund – (continued)

Industry Summary at January 31, 2023

REITs – Diversified	20.1%
REITs – Warehouse/Industrials	15.3
Real Estate Management & Development	12.1
REITs – Apartments	11.4
REITs – Shopping Centers	10.1
REITs – Health Care	7.0
REITs – Office Property	6.8
REITs – Storage	6.5
REITs – Regional Malls	3.3
REITs – Manufactured Homes	2.7
REITs – Hotels	2.3
Household Durables	0.1
Short-Term Investments	2.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at January 31, 2023

United States Dollar	65.9%
Japanese Yen	9.5
Euro	5.6
Hong Kong Dollar	5.5
British Pound	5.0
Australian Dollar	4.1
Singapore Dollar	3.0
Swedish Krona	1.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2023

ASSETS
Investments at cost	$93,077,945
Net unrealized depreciation	(969,079)

Investments at value	92,108,866
Receivable for Fund shares sold	157,906
Receivable for securities sold	783,905
Dividends and interest receivable	110,376
Tax reclaims receivable	20,193
Prepaid expenses (Note 7)	520

TOTAL ASSETS	93,181,766

LIABILITIES
Payable for securities purchased	633,593
Payable for Fund shares redeemed	82,275
Management fees payable (Note 5)	28,488
Deferred Trustees’ fees (Note 5)	153,542
Administrative fees payable (Note 5)	3,494
Payable to distributor (Note 5d)	1,310
Audit and tax services fees payable	58,054
Other accounts payable and accrued expenses	36,644

TOTAL LIABILITIES	997,400

NET ASSETS	$92,184,366

NET ASSETS CONSIST OF:
Paid-in capital	$102,182,604
Accumulated loss	(9,998,238)

NET ASSETS	$92,184,366

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$18,018,400

Shares of beneficial interest	1,471,167

Net asset value and redemption price per share	$12.25

Offering price per share (100/94.25 of net asset value) (Note 1)	$13.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$283,933

Shares of beneficial interest	23,022

Net asset value and offering price per share	$12.33

Class N shares:
Net assets	$3,545,183

Shares of beneficial interest	321,302

Net asset value, offering and redemption price per share	$11.03

Class Y shares:
Net assets	$70,336,850

Shares of beneficial interest	6,392,350

Net asset value, offering and redemption price per share	$11.00

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2023

INVESTMENT INCOME
Dividends	$3,445,771
Interest	14,383
Less net foreign taxes withheld	(134,654)

3,325,500

Expenses
Management fees (Note 5)	808,584
Service and distribution fees (Note 5)	52,845
Administrative fees (Note 5)	48,866
Trustees’ fees and expenses (Note 5)	15,123
Trustees’ fees deferred compensation (Note 5)	(28,237)
Transfer agent fees and expenses (Notes 5 and 6)	113,246
Audit and tax services fees	55,564
Custodian fees and expenses	58,928
Legal fees (Note 7)	4,253
Registration fees	74,282
Shareholder reporting expenses	60,681
Miscellaneous expenses	33,229

Total expenses	1,297,364
Less waiver and/or expense reimbursement (Note 5)	(274,801)

Net expenses	1,022,563

Net investment income	2,302,937

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(8,436,877)
Foreign currency transactions (Note 2c)	(37,798)
Capital gain distributions received (Note 2)	170,366
Net change in unrealized appreciation (depreciation) on:
Investments	(13,662,044)
Foreign currency translations (Note 2c)	3,123

Net realized and unrealized loss on investments and foreign currency transactions	(21,963,230)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,660,293)

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2023	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$2,302,937	$2,043,964
Net realized gain (loss) on investments and foreign currency transactions	(8,304,309)	11,796,920
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(13,658,921)	6,831,673

Net increase (decrease) in net assets resulting from operations	(19,660,293)	20,672,557

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(443,026)	(1,335,050)
Class C	(4,650)	(22,468)
Class N	(94,478)	(219,020)
Class Y	(2,441,225)	(6,003,624)

Total distributions	(2,983,379)	(7,580,162)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(27,671,616)	53,972,152

Net increase (decrease) in net assets	(50,315,288)	67,064,547
NET ASSETS
Beginning of the year	142,499,654	75,435,107

End of the year	$92,184,366	$142,499,654

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2023	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$14.58	$12.48		$14.23	$14.62		$14.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.22	(b)	0.17	0.22		0.25
Net realized and unrealized gain (loss)	(2.30)	2.68		(1.52)	1.61		1.07

Total from Investment Operations	(2.06)	2.90		(1.35)	1.83		1.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.47)		(0.22)	(0.39)		(0.23)
Net realized capital gains	(0.12)	(0.33)		(0.18)	(1.83)		(0.96)

Total Distributions	(0.27)	(0.80)		(0.40)	(2.22)		(1.19)

Net asset value, end of the period	$12.25	$14.58		$12.48	$14.23		$14.62

Total return(c)(d)	(14.16)%	23.39	%(b)	(8.94)%	13.18%		9.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,018	$24,653		$22,619	$33,864		$38,826
Net expenses(e)	1.15%	1.15%		1.15%	1.18	%(f)	1.25%
Gross expenses	1.41%	1.42%		1.55%	1.50%		1.45%
Net investment income	1.92%	1.51	%(b)	1.43%	1.46%		1.75%
Portfolio turnover rate	90%	84%		119%	107	%(g)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(g)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

11  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2023	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$14.69	$12.56		$14.32	$14.70		$14.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.12	(b)	0.08	0.11		0.14
Net realized and unrealized gain (loss)	(2.32)	2.69		(1.53)	1.61		1.06

Total from Investment Operations	(2.17)	2.81		(1.45)	1.72		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.35)		(0.13)	(0.27)		(0.08)
Net realized capital gains	(0.12)	(0.33)		(0.18)	(1.83)		(0.96)

Total Distributions	(0.19)	(0.68)		(0.31)	(2.10)		(1.04)

Net asset value, end of the period	$12.33	$14.69		$12.56	$14.32		$14.70

Total return(c)(d)	(14.89)%	22.48	%(b)	(9.68)%	12.35%		9.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$284	$397		$643	$1,391		$1,946
Net expenses(e)	1.90%	1.90%		1.90%	1.93	%(f)	2.00%
Gross expenses	2.16%	2.18%		2.30%	2.25%		2.20%
Net investment income	1.17%	0.84	%(b)	0.67%	0.71%		0.98%
Portfolio turnover rate	90%	84%		119%	107	%(g)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(g)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  12

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2023	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$13.18	$11.35		$13.00	$13.54		$13.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.24	(b)	0.17	0.24		0.27
Net realized and unrealized gain (loss)	(2.09)	2.43		(1.38)	1.48		0.98

Total from Investment Operations	(1.84)	2.67		(1.21)	1.72		1.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.51)		(0.26)	(0.43)		(0.27)
Net realized capital gains	(0.12)	(0.33)		(0.18)	(1.83)		(0.96)

Total Distributions	(0.31)	(0.84)		(0.44)	(2.26)		(1.23)

Net asset value, end of the period	$11.03	$13.18		$11.35	$13.00		$13.54

Total return(c)	(13.99)%	23.76	%(b)	(8.67)%	13.49%		10.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,545	$3,654		$2,810	$10,319		$6,830
Net expenses(d)	0.85%	0.85%		0.85%	0.88	%(e)	0.95%
Gross expenses	1.09%	1.10%		1.17%	1.09%		1.00%
Net investment income	2.22%	1.80	%(b)	1.55%	1.69%		2.07%
Portfolio turnover rate	90%	84%		119%	107	%(f)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(f)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

13  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2023	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$13.14	$11.32		$12.96	$13.50		$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.23	(b)	0.18	0.24		0.27
Net realized and unrealized gain (loss)	(2.08)	2.42		(1.38)	1.47		0.98

Total from Investment Operations	(1.83)	2.65		(1.20)	1.71		1.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.50)		(0.26)	(0.42)		(0.27)
Net realized capital gains	(0.12)	(0.33)		(0.18)	(1.83)		(0.96)

Total Distributions	(0.31)	(0.83)		(0.44)	(2.25)		(1.23)

Net asset value, end of the period	$11.00	$13.14		$11.32	$12.96		$13.50

Total return(c)	(14.00)%	23.67	%(b)	(8.68)%	13.48%		10.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,337	$113,795		$49,363	$83,933		$73,173
Net expenses(d)	0.90%	0.90%		0.90%	0.93	%(e)	1.00%
Gross expenses	1.16%	1.16%		1.30%	1.25%		1.20%
Net investment income	2.19%	1.70	%(b)	1.69%	1.72%		2.00%
Portfolio turnover rate	90%	84%		119%	107	%(f)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(f)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  14

Notes to Financial Statements

January 31, 2023

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other

15  |

Notes to Financial Statements (continued)

January 31, 2023

processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2023 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2023 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes

|  16

Notes to Financial Statements (continued)

January 31, 2023

paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2023 and 2022 was as follows:

2023 Distributions			2022 Distributions
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$1,688,845	$1,294,534	$2,983,379	$4,250,728	$3,329,434	$7,580,162

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$811,386

Capital loss carryforward:
Short-term:
No expiration date	(6,889,028)

Unrealized depreciation	(3,767,054)

Total accumulated losses	$(9,844,696)

As of January 31, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$95,878,497

Gross tax appreciation	$3,795,284
Gross tax depreciation	(7,564,915)

Net tax depreciation	$(3,769,631)

The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to foreign currency mark-to-market.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the

17  |

Notes to Financial Statements (continued)

January 31, 2023

repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2023, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i.  New Accounting Pronouncement.  In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820 related to the measurement of fair value of an equity security subject to contractual sale restrictions, eliminating the ability to apply a discount to the fair value of such securities, and introducing related disclosure requirements. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

|  18

Notes to Financial Statements (continued)

January 31, 2023

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,780,844	$—	$3,780,844
Belgium	—	530,582	—	530,582
France	—	2,018,902	—	2,018,902
Germany	—	1,948,608	—	1,948,608
Hong Kong	—	5,026,461	—	5,026,461
Japan	—	8,724,840	—	8,724,840
Singapore	—	2,714,187	—	2,714,187
Spain	—	682,094	—	682,094
Sweden	—	1,213,598	—	1,213,598
United Kingdom	543,931	4,105,499	—	4,649,430
United States	58,744,604	—	—	58,744,604

Total Common Stocks	$59,288,535	$30,745,615	$—	$90,034,150

Short-Term Investments	—	2,074,716	—	2,074,716

Total	$59,288,535	$32,820,331	$—	$92,108,866

4.  Purchases and Sales of Securities.  For the year ended January 31, 2023, purchases and sales of securities (excluding short-term investments) were $95,387,582 and $121,823,830, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2023, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the year ended January 31, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

19  |

Notes to Financial Statements (continued)

January 31, 2023

For the year ended January 31, 2023, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$808,584	$273,578	$535,006	0.75%	0.50%

[1]	Management fee waiver is subject to possible recovery until January 31, 2024.

No expenses were recovered during the year ended January 31, 2023 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the year ended January 31, 2023, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$49,775	$768	$2,302

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2023, the administrative fees were as follows:

Administrative Fees
$48,866

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $82,586.

|  20

Notes to Financial Statements (continued)

January 31, 2023

As of January 31, 2023, the Fund owes Natixis Distribution $1,310 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2023 amounted to $769.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

For the year ended January 31, 2023, net depreciation in the value of participants’ deferral accounts (reflected on the Statement of Operations as a reduction to expenses) for the Fund was $(28,237).

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2023, Natixis Advisors reimbursed the Fund $1,223 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the year ended January 31, 2023, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$21,503	$333	$1,223	$90,187

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is

21  |

Notes to Financial Statements (continued)

January 31, 2023

charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the year ended January 31, 2023, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,300,000 at a weighted average interest rate of 1.43%. Interest expense incurred on the line of credit was $207.

8.  Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2023, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
4	50.38%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	177,236	$2,330,891	201,040	$2,900,542
Issued in connection with the reinvestment of distributions	33,068	423,966	89,247	1,277,940
Redeemed	(430,215)	(5,401,690)	(411,729)	(5,895,101)

Net change	(219,911)	$(2,646,833)	(121,442)	$(1,716,619)

Class C
Issued from the sale of shares	1,298	$16,366	1,835	$26,991
Issued in connection with the reinvestment of distributions	342	4,607	1,570	22,243
Redeemed	(5,670)	(75,614)	(27,559)	(399,944)

Net change	(4,030)	$(54,641)	(24,154)	$(350,710)

|  22

Notes to Financial Statements (continued)

January 31, 2023

10.  Capital Shares (continued).

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	157,635	$1,815,287	81,546	$1,077,242
Issued in connection with the reinvestment of distributions	8,005	91,727	15,973	207,673
Redeemed	(121,651)	(1,327,671)	(67,806)	(891,647)

Net change	43,989	$579,343	29,713	$393,268

Class Y
Issued from the sale of shares	3,635,168	$41,030,409	6,183,128	$80,694,456
Issued in connection with the reinvestment of distributions	206,042	2,363,468	442,616	5,801,104
Redeemed	(6,107,650)	(68,943,362)	(2,328,201)	(30,849,347)

Net change	(2,266,440)	$(25,549,485)	4,297,543	$55,646,213

Increase (decrease) from capital share transactions	(2,446,392)	$(27,671,616)	4,181,660	$53,972,152

23  |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the “Fund”) as of January 31, 2023, the related statement of operations for the year ended January 31, 2023, the statement of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2023 and the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2023

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

|  24

2023 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended January 31, 2023, 62.73% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Qualified Business Income Deduction.  For the fiscal year ended January 31, 2023, 37.27% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2023:

$1,269,827 subject to a Long-Term capital gains tax rate of not greater than 20%, and $24,707 subject to a Long-Term capital gains tax rate of not greater than 25%.

25  |

Trustee and Officer Information

The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Edmond J. English (1953)	Trustee since 2013 Chairperson of the Governance Committee and Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	54 Director, Burlington Stores, Inc. (retail); Director, Rue Gilt Groupe, Inc. (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member and Governance Committee Member	Retired	54 Formerly, Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of the Contract Review Committee	Retired	54 Director, Abt Associates Inc. (research and consulting); Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member and Governance Committee Member	President, University of Massachusetts	54 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

|  26

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member and Governance Committee Member	Retired	54 Director, Sterling Bancorp (bank)	Significant experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Audit Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	54 Director, FutureFuel.io (chemicals and biofuels)	Significant experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Professor of Finance at Babson College	54 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member	Retired	54 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

27  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Kirk A. Sykes (1958)	Trustee since 2019 Audit Committee Member and Governance Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance)

54

Advisor Eastern Bank (bank); Director, Apartment Investment and Management Company (real estate investment trust);

formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)

Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Audit Committee	Retired; Formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	54 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	54 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer of Natixis Funds Trust IV since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	54 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

|  28

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Matthew Block (1981)	Treasurer, Principal Financial and Accounting Officer	Since 2022	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Assistant Treasurer of the Fund Complex; Managing Director, State Street Bank and Trust Company

Susan McWhan Tobin (1963)	Secretary and Chief Legal Officer	Since 2022	Executive Vice President, General Counsel and Secretary, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Executive Vice President and Chief Compliance Officer of Natixis Investment Managers (March 2019– May 2022) and Senior Vice President and Head of Compliance, US for Natixis Investment Managers (July 2011–March 2019)

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

29  |

Annual Report

January 31, 2023

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

Natixis Sustainable Future 2065 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, LLC*

AIA U.S. Large Cap Core ESG Segment****

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova US Climate Ambition Equity Segment****

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

WCM Focused International Growth Fund

WCM Focused Emerging Markets Fund

WCM Investment Management

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

2065 Fund    Class N    NSFOX

*

Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Affiliated Subadviser.

***	Affiliated mutual fund.

****	Effective October 17, 2022, AIA U.S. Large Cap Core ESG Segment replaces Mirova US Climate Ambition Equity Segment.

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions:

The fiscal year ended January 31, 2023 was a volatile 12-month period for markets broadly. Turmoil overshadowed the start of 2022 as inflation fears skyrocketed and markets sold off. Weakness in equities and fixed income accelerated after Russia invaded Ukraine, spiking commodities to levels not seen since before the 2014 oil price collapse. Outside of commodities and energy, very little worked for the typical 60% equity / 40% fixed income portfolio, as both high quality and low quality fixed income sold off, along with equities. While cash preserved capital on a nominal basis, high inflation ate away at purchasing power over time, making it an unattractive longer-term investment. The Federal Reserve (Fed) was consistent in its inflation fight by raising rates seven times in 2022. Returns in the fourth quarter were bolstered by a strong labor market and receding inflation readings as the reality of a soft landing came into focus, although recession uncertainties remain. In January, the markets experienced robust performance as sentiment turned more positive with slowing jobs and wage growth paired with an increasingly dovish Fed stance.

For the 12-month period overall, US equity markets underperformed international developed equity markets, and emerging market equity trailed both US and international developed. All three major indexes posted negative returns for the period. Value stocks generally outperformed growth stocks, while small-cap stocks generally outperformed large and mid-caps. Global fixed income markets were generally negative for the period, with higher quality segments of the market underperforming due to inflation expectations and rising rates potential. Commodities posted positive returns for the period.

1  |

Performance Results:

For the 12-month period ended January 31, 2023, the Natixis Sustainable Future Funds® posted returns ranging from -6.97% for the shortest-dated 2015 Fund to -5.43% for the 2065 Fund. Relative to the Funds’ respective S&P Target Date benchmarks, the 2015 and 2020 Funds outperformed while the remaining Funds underperformed to varying degrees.

Fund Name	Fund Performance as of 1/31/2023	Benchmark	Benchmark Performance as of 1/31/2023
Natixis Sustainable Future 2015 Fund	-6.97%	S&P Target Date 2015® Index[1]	-5.50%
Natixis Sustainable Future 2020 Fund	-6.75	S&P Target Date 2020® Index[1]	-5.55
Natixis Sustainable Future 2025 Fund	-6.90	S&P Target Date 2025® Index[1]	-5.44
Natixis Sustainable Future 2030 Fund	-6.38	S&P Target Date 2030® Index[1]	-5.49
Natixis Sustainable Future 2035 Fund	-6.35	S&P Target Date 2035® Index[1]	-5.61
Natixis Sustainable Future 2040 Fund	-6.30	S&P Target Date 2040® Index[1]	-5.58
Natixis Sustainable Future 2045 Fund	-5.89	S&P Target Date 2045® Index[1]	-5.51
Natixis Sustainable Future 2050 Fund	-6.24	S&P Target Date 2050® Index[1]	-5.48
Natixis Sustainable Future 2055 Fund	-6.02	S&P Target Date 2055® Index[1]	-5.43
Natixis Sustainable Future 2060 Fund	-5.82	S&P Target Date 2060® Index[1]	-5.46
Natixis Sustainable Future 2065 Fund	-5.69	S&P Target Date 2065+® Index[1]	-5.46

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Explanation of Fund Performance:

The Funds follow a “sustainable investing approach” that aims to allocate their assets to segments and underlying funds whose adviser or subadvisers actively consider material environmental, social and governance (“ESG”) factors when evaluating and selecting portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Funds’ multi-disciplinary structure, the advisers or subadvisers of the respective portfolio segments and underlying funds may consider material ESG factors differently based on their specific investment processes.

For the 12-month period ended January 31, 2023, the Funds’ equity and fixed income allocations posted negative absolute returns overall and detracted from the Funds’ performance. While the Funds are managed to our internal asset allocation glide path (the Funds’ targeted mix of equity and fixed income allocations, which becomes more conservative over time as the target retirement date nears) rather than to the S&P Target Date benchmarks, we like to understand how the Funds’ performance compares to these peer-based benchmarks and why.

During the 12-month period, asset allocation had a negative effect on performance relative to the S&P Target Date benchmarks. Specifically, relative performance was impacted by an overweight to international investment grade and Treasury Inflation-Protected Securities (TIPS) and a moderate underweight to short-term fixed income. However, the Funds’ international equity allocation aided relative results as the vintages have a slight underweight to international developed and emerging markets. Manager selection had a positive impact overall on relative performance. This was primarily driven by the outperformance of the Loomis Sayles All Cap Growth segment and the Harris Large Cap Value segment within the US equity allocation. Loomis Sayles All Cap Growth’s defensive nature provides more favorable positioning in recessionary markets. The Harris Large Cap Value segment was a strong relative contributor within US equity for the period, as value stocks generally outperformed growth stocks and the strategy outperformed its benchmark. Manager selection within international equity was a detractor, as both WCM Focused International Growth and WCM Focused Emerging Markets lagged their respective benchmarks due to stock selection in the information technology space. Manager selection effect within the fixed income allocation was mixed with Mirova Global Green Bond adding value through its active management, while the global bonds asset class was down in aggregate.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

Portfolio Positioning:

Over the course of the 12-month period ended January 31, 2023, the Funds were managed to maintain neutral positioning relative to the asset class, sub-asset class and segment-level targets of our internal glide path and did not deviate significantly from these targets at any point. This is generally expected given that the Funds are managed to these targets on a continual basis and the team does not make tactical allocation decisions. There were no changes to the glide path; however, the Mirova US Climate Ambition Equity Segment was replaced by the AIA US Large Cap Core ESG Segment on October 17, 2022. This change lowered the strategy’s volatility while continuing to offer a best-in-class ESG equity offering for investors.

Outlook:

As 2022 ended, we witnessed target date strategies experience negative returns on an absolute basis. Fixed income did not act as a true diversifier when paired with equity funds, and broad markets were down double digits across all asset classes. Looking towards the future, we see inflation numbers starting to cool and interest rate hikes slowing from a quantity and size perspective.

As we are seeing increased optimism in the markets for 2023, we also caution investors, whether a bull or bear market is looming, to expect continued volatility. Signals for 2023 are mixed with earnings recession fears, soft housing data, and the potential for weakening consumption. This is an important time to remain calm and invested, as valuations haven’t been this low in years. While it can be difficult to stomach the volatility we have seen in the markets over the past year, staying invested and maintaining a long-term perspective continues to be paramount.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

3  |

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	38.36%
AIA International Developed Markets Equity ESG Segment	3.45
AIA U.S. Large Cap Core ESG Segment	5.00
AIA U.S. Large Cap Value ESG Segment	3.22
AIA U.S. Small/Mid Cap ESG Segment	5.24
Harris Associates Large Cap Value Segment	6.53
Loomis Sayles All Cap Growth Segment	6.52
Mirova International Sustainable Equity Fund	3.44
WCM Focused Emerging Markets Fund	1.53
WCM Focused International Growth Fund	3.43
Fixed Income	59.69
Loomis Sayles Core Fixed Income Segment	21.04
Loomis Sayles Inflation Protected Securities Fund	16.09
Loomis Sayles Limited Term Government and Agency Fund	11.77
Mirova Global Green Bond Fund	10.79
Cash	1.95

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.97%	4.03%	5.61%	3.35%	0.50%

Comparative Performance
S&P Target Date 2015® Index[1]	-5.50	3.54	4.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	47.26%
AIA International Developed Markets Equity ESG Segment	4.20
AIA U.S. Large Cap Core ESG Segment	6.27
AIA U.S. Large Cap Value ESG Segment	4.03
AIA U.S. Small/Mid Cap ESG Segment	6.52
Harris Associates Large Cap Value Segment	8.06
Loomis Sayles All Cap Growth Segment	8.05
Mirova International Sustainable Equity Fund	4.30
WCM Focused Emerging Markets Fund	1.55
WCM Focused International Growth Fund	4.28
Fixed Income	50.78
Loomis Sayles Core Fixed Income Segment	19.43
Loomis Sayles Inflation Protected Securities Fund	11.64
Loomis Sayles Limited Term Government and Agency Fund	9.91
Mirova Global Green Bond Fund	9.80
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

5  |

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.75%[4]	4.59%	6.40%	3.92%	0.50%

Comparative Performance
S&P Target Date 2020® Index[1]	-5.55	3.63	4.99

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	54.46%
AIA International Developed Markets Equity ESG Segment	4.96
AIA U.S. Large Cap Core ESG Segment	7.12
AIA U.S. Large Cap Value ESG Segment	4.57
AIA U.S. Small/Mid Cap ESG Segment	7.36
Harris Associates Large Cap Value Segment	8.98
Loomis Sayles All Cap Growth Segment	9.02
Mirova International Sustainable Equity Fund	4.98
WCM Focused Emerging Markets Fund	2.49
WCM Focused International Growth Fund	4.98
Fixed Income	43.57
Loomis Sayles Core Fixed Income Segment	18.83
Loomis Sayles Inflation Protected Securities Fund	6.83
Loomis Sayles Limited Term Government and Agency Fund	8.62
Mirova Global Green Bond Fund	9.29
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.90%	4.57%	6.68%	2.02%	0.51%

Comparative Performance
S&P Target Date 2025® Index[1]	-5.44	4.18	5.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

7  |

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	62.66%
AIA International Developed Markets Equity ESG Segment	5.63
AIA U.S. Large Cap Core ESG Segment	8.16
AIA U.S. Large Cap Value ESG Segment	5.25
AIA U.S. Small/Mid Cap ESG Segment	8.45
Harris Associates Large Cap Value Segment	10.22
Loomis Sayles All Cap Growth Segment	10.24
Mirova International Sustainable Equity Fund	5.64
WCM Focused Emerging Markets Fund	3.43
WCM Focused International Growth Fund	5.64
Fixed Income	35.37
Loomis Sayles Core Fixed Income Segment	16.65
Loomis Sayles Inflation Protected Securities Fund	4.92
Loomis Sayles Limited Term Government and Agency Fund	5.96
Mirova Global Green Bond Fund	7.84
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

|  8

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.38%	5.23%	7.63%	1.69%	0.52%

Comparative Performance
S&P Target Date 2030® Index[1]	-5.49	4.62	6.43

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

9  |

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	71.36%
AIA International Developed Markets Equity ESG Segment	6.50
AIA U.S. Large Cap Core ESG Segment	9.42
AIA U.S. Large Cap Value ESG Segment	6.04
AIA U.S. Small/Mid Cap ESG Segment	9.74
Harris Associates Large Cap Value Segment	11.65
Loomis Sayles All Cap Growth Segment	11.53
Mirova International Sustainable Equity Fund	6.51
WCM Focused Emerging Markets Fund	3.48
WCM Focused International Growth Fund	6.49
Fixed Income	26.66
Loomis Sayles Core Fixed Income Segment	12.21
Loomis Sayles Inflation Protected Securities Fund	4.46
Loomis Sayles Limited Term Government and Agency Fund	4.54
Mirova Global Green Bond Fund	5.45
Cash	1.98

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.35%	5.72%	8.38%	1.87%	0.53%

Comparative Performance
S&P Target Date 2035® Index[1]	-5.61	5.10	7.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	79.83%
AIA International Developed Markets Equity ESG Segment	6.96
AIA U.S. Large Cap Core ESG Segment	10.62
AIA U.S. Large Cap Value ESG Segment	6.82
AIA U.S. Small/Mid Cap ESG Segment	10.99
Harris Associates Large Cap Value Segment	13.28
Loomis Sayles All Cap Growth Segment	13.26
Mirova International Sustainable Equity Fund	6.97
WCM Focused Emerging Markets Fund	3.94
WCM Focused International Growth Fund	6.99
Fixed Income	18.19
Loomis Sayles Core Fixed Income Segment	8.11
Loomis Sayles Inflation Protected Securities Fund	3.43
Loomis Sayles Limited Term Government and Agency Fund	2.70
Mirova Global Green Bond Fund	3.95
Cash	1.98

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

11  |

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.30%	5.95%	8.86%	2.25%	0.54%

Comparative Performance
S&P Target Date 2040® Index[1]	-5.58	5.47	7.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	86.34%
AIA International Developed Markets Equity ESG Segment	7.90
AIA U.S. Large Cap Core ESG Segment	11.12
AIA U.S. Large Cap Value ESG Segment	7.14
AIA U.S. Small/Mid Cap ESG Segment	11.52
Harris Associates Large Cap Value Segment	14.00
Loomis Sayles All Cap Growth Segment	14.02
Mirova International Sustainable Equity Fund	7.90
WCM Focused Emerging Markets Fund	4.87
WCM Focused International Growth Fund	7.87
Fixed Income	11.70
Loomis Sayles Core Fixed Income Segment	4.28
Loomis Sayles Inflation Protected Securities Fund	2.41
Loomis Sayles Limited Term Government and Agency Fund	1.60
Mirova Global Green Bond Fund	3.41
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-5.89%	6.31%	9.33%	2.19%	0.54%

Comparative Performance
S&P Target Date 2045® Index[1]	-5.51	5.69	7.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

13  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	91.14%
AIA International Developed Markets Equity ESG Segment	8.49
AIA U.S. Large Cap Core ESG Segment	11.67
AIA U.S. Large Cap Value ESG Segment	7.49
AIA U.S. Small/Mid Cap ESG Segment	12.08
Harris Associates Large Cap Value Segment	14.72
Loomis Sayles All Cap Growth Segment	14.70
Mirova International Sustainable Equity Fund	8.55
WCM Focused Emerging Markets Fund	4.97
WCM Focused International Growth Fund	8.47
Fixed Income	6.88
Loomis Sayles Core Fixed Income Segment	5.43
Mirova Global Green Bond Fund	1.45
Cash	1.98

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.24%	6.26%	9.40%	2.38%	0.55%

Comparative Performance
S&P Target Date 2050® Index[1]	-5.48	5.79	8.09

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

15  |

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	92.65%
AIA International Developed Markets Equity ESG Segment	8.87
AIA U.S. Large Cap Core ESG Segment	11.67
AIA U.S. Large Cap Value ESG Segment	7.49
AIA U.S. Small/Mid Cap ESG Segment	12.07
Harris Associates Large Cap Value Segment	14.71
Loomis Sayles All Cap Growth Segment	14.71
Mirova International Sustainable Equity Fund	8.88
WCM Focused Emerging Markets Fund	5.36
WCM Focused International Growth Fund	8.89
Fixed Income	5.39
Loomis Sayles Core Fixed Income Segment	3.92
Mirova Global Green Bond Fund	1.47
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-6.02%	6.21%	9.35%	2.95%	0.55%

Comparative Performance
S&P Target Date 2055® Index[1]	-5.43	5.83	8.17

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

|  16

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2023

See notes to chart on page 19.

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	92.61%
AIA International Developed Markets Equity ESG Segment	8.89
AIA U.S. Large Cap Core ESG Segment	11.68
AIA U.S. Large Cap Value ESG Segment	7.50
AIA U.S. Small/Mid Cap ESG Segment	12.10
Harris Associates Large Cap Value Segment	14.62
Loomis Sayles All Cap Growth Segment	14.64
Mirova International Sustainable Equity Fund	8.90
WCM Focused Emerging Markets Fund	5.37
WCM Focused International Growth Fund	8.91
Fixed Income	5.42
Loomis Sayles Core Fixed Income Segment	3.94
Mirova Global Green Bond Fund	1.48
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Average Annual Total Returns — January 31, 20232

				Expense Ratios[3]

	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-5.82%	6.54%	9.63%	3.53%	0.55%

Comparative Performance
S&P Target Date 2060® Index[1]	-5.46	5.85	8.27

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

December 15, 2021 (inception) through January 31, 2023

See notes to chart on page 19.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Asset Allocation as of January 31, 2023*

% of Net Assets
Equity	92.96%
AIA International Developed Markets Equity ESG Segment	8.94
AIA U.S. Large Cap Core ESG Segment	11.29
AIA U.S. Large Cap Value ESG Segment	7.33
AIA U.S. Small/Mid Cap ESG Segment	11.94
Harris Associates Large Cap Value Segment	14.91
Loomis Sayles All Cap Growth Segment	14.83
Mirova International Sustainable Equity Fund	9.11
WCM Focused Emerging Markets Fund	5.51
WCM Focused International Growth Fund	9.10
Fixed Income	5.17
Loomis Sayles Core Fixed Income Segment	3.73
Mirova Global Green Bond Fund	1.44
Cash	1.87

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20232

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 12/15/2021)
NAV	-5.69%	-8.14%	2.71%	0.55%

Comparative Performance
S&P Target Date 2065+® Index[1]	-5.46	-7.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

19  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

|  20

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2022 through January 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,004.20	$1.16
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.23%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023**
Class N
Actual	$1,000.00	$1,012.70	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.22

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.24%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,018.10	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

21  |

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,027.30	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,032.90	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,039.40	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,047.30	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.33

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.26%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,047.90	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  22

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,052.10	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,052.60	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2065 FUND	BEGINNING ACCOUNT VALUE 8/1/2022	ENDING ACCOUNT VALUE 1/31/2023	EXPENSES PAID DURING PERIOD* 8/1/2022 – 1/31/2023
Class N
Actual	$1,000.00	$1,053.30	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

23  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 26.3% of Net Assets
	Aerospace & Defense — 0.6%
44	AAR Corp.(a)	$2,263
9	Axon Enterprise, Inc.(a)	1,759
100	Boeing Co.(a)	21,300
7	L3Harris Technologies, Inc.	1,504
7	Lockheed Martin Corp.	3,243
14	Moog, Inc., Class A	1,334
23	Raytheon Technologies Corp.	2,297

		33,700

	Air Freight & Logistics — 0.2%
61	Expeditors International of Washington, Inc.	6,597
6	FedEx Corp.	1,163
36	GXO Logistics, Inc.(a)	1,884
14	United Parcel Service, Inc., Class B	2,593

		12,237

	Airlines — 0.1%
41	Alaska Air Group, Inc.(a)	2,105
41	Delta Air Lines, Inc.(a)	1,603
122	JetBlue Airways Corp.(a)	976

		4,684

	Auto Components — 0.3%
6	Aptiv PLC(a)	679
143	BorgWarner, Inc.	6,761
82	Dana, Inc.	1,487
55	Magna International, Inc.	3,572
18	Mobileye Global, Inc., Class A(a)	695
13	Visteon Corp.(a)	2,032

		15,226

	Automobiles — 0.5%
247	General Motors Co.	9,712
83	Tesla, Inc.(a)	14,377
14	Thor Industries, Inc.	1,335

		25,424

	Banks — 1.4%
55	Ameris Bancorp	2,594
278	Bank of America Corp.	9,864
197	Citigroup, Inc.	10,287
23	Citizens Financial Group, Inc.	996
41	East West Bancorp, Inc.	3,219
103	First Financial Bancorp	2,609
9	First Republic Bank	1,268
297	FNB Corp.	4,238
207	Fulton Financial Corp.	3,463
86	Huntington Bancshares, Inc.	1,305
56	International Bancshares Corp.	2,625
50	JPMorgan Chase & Co.	6,998
40	KeyCorp	768
21	PNC Financial Services Group, Inc.	3,474
26	Regions Financial Corp.	612
2	SVB Financial Group(a)	605
57	Truist Financial Corp.	2,815
87	Trustmark Corp.	2,534
30	U.S. Bancorp	1,494
54	Webster Financial Corp.	2,843
220	Wells Fargo & Co.	10,311

		74,922

	Beverages — 0.4%
11	Boston Beer Co., Inc., Class A(a)	4,275
36	Coca-Cola Co.	2,208
30	Keurig Dr Pepper, Inc.	1,058
	Beverages — continued
150	Monster Beverage Corp.(a)	$15,612
8	PepsiCo, Inc.	1,368

		24,521

	Biotechnology — 0.7%
12	AbbVie, Inc.	1,773
53	Alnylam Pharmaceuticals, Inc.(a)	11,999
4	Amgen, Inc.	1,010
4	Biogen, Inc.(a)	1,164
16	BioMarin Pharmaceutical, Inc.(a)	1,845
60	CRISPR Therapeutics AG(a)	3,061
16	Gilead Sciences, Inc.	1,343
28	Halozyme Therapeutics, Inc.(a)	1,449
12	Incyte Corp.(a)	1,022
16	Neurocrine Biosciences, Inc.(a)	1,775
13	Regeneron Pharmaceuticals, Inc.(a)	9,860
5	United Therapeutics Corp.(a)	1,316
2	Vertex Pharmaceuticals, Inc.(a)	646

		38,263

	Building Products — 0.4%
24	Builders FirstSource, Inc.(a)	1,913
9	Carlisle Cos., Inc.	2,258
15	Carrier Global Corp.	683
70	Fortune Brands Innovations, Inc.	4,516
7	Lennox International, Inc.	1,824
101	Masco Corp.	5,373
110	MasterBrand, Inc.(a)	1,012
21	Owens Corning	2,029
18	Trex Co., Inc.(a)	949

		20,557

	Capital Markets — 1.6%
138	Bank of New York Mellon Corp.	6,979
2	BlackRock, Inc.	1,518
7	Cboe Global Markets, Inc.	860
85	Charles Schwab Corp.	6,581
12	CME Group, Inc.	2,120
15	FactSet Research Systems, Inc.	6,344
25	Goldman Sachs Group, Inc.	9,145
82	Intercontinental Exchange, Inc.	8,819
40	Janus Henderson Group PLC	1,037
212	KKR & Co., Inc.	11,832
3	MarketAxess Holdings, Inc.	1,091
4	Moody’s Corp.	1,291
16	Morgan Stanley	1,557
12	MSCI, Inc.	6,379
5	Northern Trust Corp.	485
8	S&P Global, Inc.	2,999
92	SEI Investments Co.	5,744
102	State Street Corp.	9,316
5	T. Rowe Price Group, Inc.	582
9	Virtus Investment Partners, Inc.	1,934

		86,613

	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	962
9	DuPont de Nemours, Inc.	666
5	Ecolab, Inc.	774
25	HB Fuller Co.	1,727
18	Innospec, Inc.	2,034
10	Linde PLC	3,309
32	Livent Corp.(a)	829
22	Minerals Technologies, Inc.	1,528
3	Sherwin-Williams Co.	710
13	Stepan Co.	1,428

		13,967

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.0%
12	MSA Safety, Inc.	$1,637
4	Waste Management, Inc.	619

		2,256

	Communications Equipment — 0.1%
27	Ciena Corp.(a)	1,404
11	F5, Inc.(a)	1,624
15	Lumentum Holdings, Inc.(a)	903

		3,931

	Construction & Engineering — 0.1%
49	AECOM	4,276

	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	1,798
13	Vulcan Materials Co.	2,383

		4,181

	Consumer Finance — 0.5%
295	Ally Financial, Inc.	9,585
45	American Express Co.	7,872
82	Capital One Financial Corp.	9,758
18	Synchrony Financial	661

		27,876

	Containers & Packaging — 0.1%
6	Ball Corp.	349
41	Sonoco Products Co.	2,506

		2,855

	Distributors — 0.0%
6	Genuine Parts Co.	1,007

	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,748
31	Service Corp. International	2,299

		4,047

	Diversified Telecommunication Services — 0.3%
200	AT&T, Inc.	4,074
71	Frontier Communications Parent, Inc.(a)	2,102
33	Iridium Communications, Inc.(a)	1,975
36	Lumen Technologies, Inc.	189
144	Verizon Communications, Inc.	5,986

		14,326

	Electric Utilities — 0.2%
32	American Electric Power Co., Inc.	3,007
39	Eversource Energy	3,211
21	Exelon Corp.	886
26	FirstEnergy Corp.	1,064
17	IDACORP, Inc.	1,799

		9,967

	Electrical Equipment — 0.2%
18	Eaton Corp. PLC	2,920
21	Emerson Electric Co.	1,894
12	Hubbell, Inc.	2,747
14	Regal Rexnord Corp.	1,949
5	Rockwell Automation, Inc.	1,410
35	Sunrun, Inc.(a)	920

		11,840

	Electronic Equipment, Instruments & Components — 0.3%
24	Advanced Energy Industries, Inc.	2,226
11	Amphenol Corp., Class A	877
52	Avnet, Inc.	2,386
30	Cognex Corp.	1,642
9	Corning, Inc.	312
	Electronic Equipment, Instruments & Components — continued
6	Keysight Technologies, Inc.(a)	$1,076
7	Littelfuse, Inc.	1,797
43	TE Connectivity Ltd.	5,467
3	Teledyne Technologies, Inc.(a)	1,273
2	Zebra Technologies Corp., Class A(a)	632

		17,688

	Energy Equipment & Services — 0.1%
25	Baker Hughes Co.	793
55	ChampionX Corp.	1,816
72	NOV, Inc.	1,760
17	Schlumberger Ltd.	969

		5,338

	Entertainment — 1.1%
36	Activision Blizzard, Inc.	2,756
10	Electronic Arts, Inc.	1,287
60	Netflix, Inc.(a)	21,232
40	Take-Two Interactive Software, Inc.(a)	4,529
189	Walt Disney Co.(a)	20,505
486	Warner Bros. Discovery, Inc.(a)	7,202

		57,511

	Food & Staples Retailing — 0.2%
25	BJ’s Wholesale Club Holdings, Inc.(a)	1,812
5	Costco Wholesale Corp.	2,555
14	Kroger Co.	625
41	SpartanNash Co.	1,299
42	Sprouts Farmers Market, Inc.(a)	1,342
16	Walgreens Boots Alliance, Inc.	590
26	Walmart, Inc.	3,740

		11,963

	Food Products — 0.3%
21	Campbell Soup Co.	1,090
34	Conagra Brands, Inc.	1,264
21	Darling Ingredients, Inc.(a)	1,392
17	General Mills, Inc.	1,332
6	Hershey Co.	1,348
34	Hormel Foods Corp.	1,541
15	Ingredion, Inc.	1,542
7	J.M. Smucker Co.	1,070
24	Kellogg Co.	1,646
22	Kraft Heinz Co.	892
20	McCormick & Co., Inc.	1,502
47	Mondelez International, Inc., Class A	3,076

		17,695

	Gas Utilities — 0.1%
56	New Jersey Resources Corp.	2,796
20	ONE Gas, Inc.	1,647

		4,443

	Health Care Equipment & Supplies — 0.4%
19	Abbott Laboratories	2,100
2	Align Technology, Inc.(a)	539
14	Baxter International, Inc.	640
9	Becton Dickinson & Co.	2,270
2	Cooper Cos., Inc.	698
11	Edwards Lifesciences Corp.(a)	844
5	GE HealthCare Technologies, Inc.(a)	348
18	Globus Medical, Inc., Class A(a)	1,359
14	Haemonetics Corp.(a)	1,184
17	Intuitive Surgical, Inc.(a)	4,177
41	LeMaitre Vascular, Inc.	1,934
29	Medtronic PLC	2,427

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
6	Penumbra, Inc.(a)	$1,502
6	Shockwave Medical, Inc.(a)	1,128
10	STAAR Surgical Co.(a)	706
4	Stryker Corp.	1,015
1	Teleflex, Inc.	243

		23,114

	Health Care Providers & Services — 0.5%
26	Acadia Healthcare Co., Inc.(a)	2,184
8	Centene Corp.(a)	610
4	Chemed Corp.	2,021
7	Cigna Corp.	2,217
27	CVS Health Corp.	2,382
2	Elevance Health, Inc.	1,000
17	Encompass Health Corp.	1,062
27	HCA Healthcare, Inc.	6,887
13	Henry Schein, Inc.(a)	1,120
2	Humana, Inc.	1,023
4	Laboratory Corp. of America Holdings	1,008
39	Select Medical Holdings Corp.	1,134
23	Tenet Healthcare Corp.(a)	1,262
7	UnitedHealth Group, Inc.	3,494

		27,404

	Health Care Technology — 0.2%
196	Doximity, Inc., Class A(a)	6,913
34	Veeva Systems, Inc., Class A(a)	5,799

		12,712

	Hotels, Restaurants & Leisure — 1.0%
7	Booking Holdings, Inc.(a)	17,039
1	Chipotle Mexican Grill, Inc.(a)	1,646
21	Hilton Worldwide Holdings, Inc.	3,047
19	Marriott Vacations Worldwide Corp.	3,041
14	McDonald’s Corp.	3,744
95	Starbucks Corp.	10,368
40	Travel & Leisure Co.	1,695
99	Yum China Holdings, Inc.	6,099
39	Yum! Brands, Inc.	5,090

		51,769

	Household Durables — 0.3%
8	DR Horton, Inc.	790
52	KB Home	2,000
19	Meritage Homes Corp.(a)	2,046
125	PulteGroup, Inc.	7,111
53	Taylor Morrison Home Corp.(a)	1,897

		13,844

	Household Products — 0.2%
35	Church & Dwight Co., Inc.	2,830
14	Colgate-Palmolive Co.	1,044
63	Energizer Holdings, Inc.	2,337
44	Procter & Gamble Co.	6,265

		12,476

	Independent Power & Renewable Electricity Producers — 0.0%
68	AES Corp.	1,864

	Industrial Conglomerates — 0.1%
24	3M Co.	2,762
15	General Electric Co.	1,207
20	Honeywell International, Inc.	4,170

		8,139

	Insurance — 0.7%
5	Allstate Corp.	642
	Insurance — continued
58	American International Group, Inc.	$3,667
6	Assurant, Inc.	796
9	Chubb Ltd.	2,047
30	First American Financial Corp.	1,856
18	Hanover Insurance Group, Inc.	2,422
18	Hartford Financial Services Group, Inc.	1,397
9	Marsh & McLennan Cos., Inc.	1,574
13	Prudential Financial, Inc.	1,364
42	Reinsurance Group of America, Inc.	6,374
25	Selective Insurance Group, Inc.	2,375
14	Travelers Cos., Inc.	2,676
34	Willis Towers Watson PLC	8,643

		35,833

	Interactive Media & Services — 1.3%
151	Alphabet, Inc., Class A(a)	14,925
240	Alphabet, Inc., Class C(a)	23,969
158	Meta Platforms, Inc., Class A(a)	23,537
240	Pinterest, Inc., Class A(a)	6,310
48	Yelp, Inc.(a)	1,512

		70,253

	Internet & Direct Marketing Retail — 1.0%
48	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,290
389	Amazon.com, Inc.(a)	40,117
136	eBay, Inc.	6,732
15	Etsy, Inc.(a)	2,064

		54,203

	IT Services — 1.2%
11	Accenture PLC, Class A	3,070
4	Automatic Data Processing, Inc.	903
62	Block, Inc.(a)	5,067
27	Cognizant Technology Solutions Corp., Class A	1,802
11	Concentrix Corp.	1,560
68	Fiserv, Inc.(a)	7,254
6	Gartner, Inc.(a)	2,029
34	Global Payments, Inc.	3,833
8	International Business Machines Corp.	1,078
4	Jack Henry & Associates, Inc.	720
5	Mastercard, Inc., Class A	1,853
4	Paychex, Inc.	463
88	PayPal Holdings, Inc.(a)	7,171
97	Shopify, Inc., Class A(a)	4,779
2	VeriSign, Inc.(a)	436
83	Visa, Inc., Class A	19,107
9	WEX, Inc.(a)	1,665

		62,790

	Leisure Products — 0.1%
90	Mattel, Inc.(a)	1,841
33	YETI Holdings, Inc.(a)	1,477

		3,318

	Life Sciences Tools & Services — 0.2%
5	Agilent Technologies, Inc.	760
33	Illumina, Inc.(a)	7,069
10	Repligen Corp.(a)	1,853
2	Thermo Fisher Scientific, Inc.	1,141

		10,823

	Machinery — 0.7%
14	AGCO Corp.	1,934
5	Caterpillar, Inc.	1,261
6	Chart Industries, Inc.(a)	804
8	Cummins, Inc.	1,996

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
8	Deere & Co.	$3,383
13	Dover Corp.	1,974
16	Fortive Corp.	1,089
49	Graco, Inc.	3,348
3	Illinois Tool Works, Inc.	708
29	ITT, Inc.	2,656
23	Oshkosh Corp.	2,318
36	PACCAR, Inc.	3,935
25	Parker-Hannifin Corp.	8,150
25	Terex Corp.	1,274
25	Toro Co.	2,788

		37,618

	Media — 0.4%
2	Cable One, Inc.	1,580
9	Charter Communications, Inc., Class A(a)	3,459
199	Comcast Corp., Class A	7,830
72	Interpublic Group of Cos., Inc.	2,625
44	Liberty Broadband Corp., Class C(a)	3,950
27	New York Times Co., Class A	941
27	Omnicom Group, Inc.	2,322
34	Paramount Global, Class B	787

		23,494

	Metals & Mining — 0.2%
32	Alcoa Corp.	1,672
52	Cleveland-Cliffs, Inc.(a)	1,110
28	Commercial Metals Co.	1,519
11	Newmont Corp.	582
9	Reliance Steel & Aluminum Co.	2,047
23	Steel Dynamics, Inc.	2,775

		9,705

	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	2,097
8	DTE Energy Co.	931
4	WEC Energy Group, Inc.	376

		3,404

	Multiline Retail — 0.1%
59	Macy’s, Inc.	1,394
12	Target Corp.	2,066

		3,460

	Oil, Gas & Consumable Fuels — 0.8%
127	Antero Midstream Corp.	1,384
39	Antero Resources Corp.(a)	1,125
158	APA Corp.	7,004
15	Chevron Corp.	2,610
83	CNX Resources Corp.(a)	1,389
45	ConocoPhillips	5,484
66	EOG Resources, Inc.	8,729
26	Exxon Mobil Corp.	3,016
29	HF Sinclair Corp.	1,650
98	Kinder Morgan, Inc.	1,793
17	ONEOK, Inc.	1,164
14	Phillips 66	1,404
3	Pioneer Natural Resources Co.	691
47	Range Resources Corp.	1,176
180	Southwestern Energy Co.(a)	994
7	Valero Energy Corp.	980
34	Williams Cos., Inc.	1,096

		41,689

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	831

	Pharmaceuticals — 0.7%
29	Bristol-Myers Squibb Co.	$2,107
6	Eli Lilly & Co.	2,065
13	Jazz Pharmaceuticals PLC(a)	2,036
38	Johnson & Johnson	6,210
29	Merck & Co., Inc.	3,115
69	Novartis AG, Sponsored ADR	6,253
38	Novo Nordisk AS, Sponsored ADR	5,274
24	Perrigo Co. PLC	898
46	Pfizer, Inc.	2,031
113	Roche Holding AG, Sponsored ADR	4,424
18	Zoetis, Inc.	2,979

		37,392

	Professional Services — 0.2%
26	Equifax, Inc.	5,777
17	Exponent, Inc.	1,743
23	Korn Ferry	1,242
9	Leidos Holdings, Inc.	890
12	ManpowerGroup, Inc.	1,046

		10,698

	Real Estate Management & Development — 0.2%
111	CBRE Group, Inc., Class A(a)	9,492
12	Jones Lang LaSalle, Inc.(a)	2,218

		11,710

	REITs – Apartments — 0.1%
8	AvalonBay Communities, Inc.	1,420
9	Camden Property Trust	1,109
25	Equity Residential	1,591

		4,120

	REITs – Diversified — 0.1%
117	American Assets Trust, Inc.	3,330
4	American Tower Corp.	893
6	Crown Castle, Inc.	889
1	Equinix, Inc.	738
31	VICI Properties, Inc.	1,059
20	Weyerhaeuser Co.	689

		7,598

	REITs – Health Care — 0.1%
116	Physicians Realty Trust	1,840
10	Ventas, Inc.	518
6	Welltower, Inc.	450

		2,808

	REITs – Hotels — 0.0%
27	Host Hotels & Resorts, Inc.	509

	REITs – Mortgage — 0.0%
80	KKR Real Estate Finance Trust, Inc.	1,274

	REITs – Office Property — 0.2%
198	Brandywine Realty Trust	1,299
100	Corporate Office Properties Trust	2,807
63	Douglas Emmett, Inc.	1,056
84	Easterly Government Properties, Inc.	1,364
114	Highwoods Properties, Inc.	3,462
28	Kilroy Realty Corp.	1,149

		11,137

	REITs – Regional Malls — 0.0%
6	Simon Property Group, Inc.	771

	REITs – Shopping Centers — 0.1%
165	Brixmor Property Group, Inc.	3,882

	REITs – Single Tenant — 0.1%
57	National Retail Properties, Inc.	2,699

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	REITs – Warehouse/Industrials — 0.0%
13	Prologis, Inc.	$1,681

	Road & Rail — 0.2%
59	CSX Corp.	1,824
4	J.B. Hunt Transport Services, Inc.	756
9	Norfolk Southern Corp.	2,212
12	Ryder System, Inc.	1,133
6	Saia, Inc.(a)	1,637
112	Uber Technologies, Inc.(a)	3,464
7	Union Pacific Corp.	1,430

		12,456

	Semiconductors & Semiconductor Equipment — 1.0%
27	Advanced Micro Devices, Inc.(a)	2,029
16	Analog Devices, Inc.	2,744
5	Broadcom, Inc.	2,925
16	Cirrus Logic, Inc.(a)	1,446
73	Intel Corp.	2,063
38	Lattice Semiconductor Corp.(a)	2,880
14	Micron Technology, Inc.	844
108	NVIDIA Corp.	21,100
9	Qorvo, Inc.(a)	978
62	QUALCOMM, Inc.	8,259
13	Silicon Laboratories, Inc.(a)	2,040
16	Synaptics, Inc.(a)	2,001
18	Texas Instruments, Inc.	3,190
10	Universal Display Corp.	1,325
18	Wolfspeed, Inc.(a)	1,386

		55,210

	Software — 2.4%
24	Adobe, Inc.(a)	8,888
9	ANSYS, Inc.(a)	2,397
6	Aspen Technology, Inc.(a)	1,192
61	Autodesk, Inc.(a)	13,125
4	Cadence Design Systems, Inc.(a)	731
7	Ceridian HCM Holding, Inc.(a)	506
50	Dynatrace, Inc.(a)	1,921
3	Fair Isaac Corp.(a)	1,998
33	Gen Digital, Inc.	759
6	Intuit, Inc.	2,536
123	Microsoft Corp.	30,481
271	Oracle Corp.	23,973
9	Paylocity Holding Corp.(a)	1,875
13	Qualys, Inc.(a)	1,500
5	Roper Technologies, Inc.	2,134
113	Salesforce, Inc.(a)	18,981
11	SPS Commerce, Inc.(a)	1,497
3	Synopsys, Inc.(a)	1,061
3	Tyler Technologies, Inc.(a)	968
76	Workday, Inc., Class A(a)	13,789

		130,312

	Specialty Retail — 0.3%
5	Asbury Automotive Group, Inc.(a)	1,100
5	Best Buy Co., Inc.	444
18	Boot Barn Holdings, Inc.(a)	1,503
12	Dick’s Sporting Goods, Inc.	1,569
12	Five Below, Inc.(a)	2,366
14	Home Depot, Inc.	4,538
6	Lithia Motors, Inc.	1,579
4	Ross Stores, Inc.	473
28	TJX Cos., Inc.	2,292
13	Williams-Sonoma, Inc.	1,754

		17,618

	Technology Hardware, Storage & Peripherals — 0.3%
92	Apple, Inc.	$13,275
38	Hewlett Packard Enterprise Co.	613
23	HP, Inc.	670

		14,558

	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	1,218
5	Deckers Outdoor Corp.(a)	2,137
27	NIKE, Inc., Class B	3,438
23	PVH Corp.	2,068
370	Under Armour, Inc., Class A(a)	4,584
163	Under Armour, Inc., Class C(a)	1,777

		15,222

	Thrifts & Mortgage Finance — 0.1%
232	MGIC Investment Corp.	3,276

	Trading Companies & Distributors — 0.0%
12	GATX Corp.	1,373

	Water Utilities — 0.1%
19	American States Water Co.	1,789
7	American Water Works Co., Inc.	1,095
39	Essential Utilities, Inc.	1,823

		4,707

	Total Common Stocks (Identified Cost $1,321,450)	1,411,068

Principal Amount
Bonds and Notes — 20.5%
	Automotive — 0.3%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,739
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,104

		16,723

	Banking — 3.1%
9,000	American Express Co., 3.700%, 8/03/2023	8,949
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,354
8,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	7,892
5,000	Bank of Nova Scotia, 3.400%, 2/11/2024	4,927
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,832
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,947
9,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	8,795
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,806
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,444
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,761
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,872
6,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	5,353
10,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	9,397
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,018
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,809
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,883
7,000	State Street Corp., 2.400%, 1/24/2030	6,163
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,871
13,000	Truist Bank, 3.200%, 4/01/2024	12,787

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$14,000	Westpac Banking Corp., 2.350%, 2/19/2025	$13,403

		165,263

	Brokerage — 0.5%
16,000	BlackRock, Inc., 2.400%, 4/30/2030	14,061
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,826

		24,887

	Building Materials — 0.4%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,349
14,000	Owens Corning, 3.950%, 8/15/2029	13,274

		19,623

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,869

	Diversified Manufacturing — 0.2%
10,000	3M Co., 3.050%, 4/15/2030	9,005
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,399

		13,404

	Electric — 1.0%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	8,881
15,000	Entergy Corp., 0.900%, 9/15/2025	13,478
7,000	Exelon Corp., 4.050%, 4/15/2030	6,740
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,320
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,798
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,700
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,726

		51,643

	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,803
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,945

		8,748

	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,648
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,331

		10,979

	Food & Beverage — 0.7%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	9,920
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,799
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,452
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,634

		40,805

	Government Owned – No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,996
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,016

		25,012

	Health Insurance — 0.4%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,834
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,311

		22,145

	Healthcare — 0.5%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,902
6,000	Cigna Corp., 3.750%, 7/15/2023	5,967
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,966
6,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	5,761
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,785
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,459

		27,840

	Integrated Energy — 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$13,612
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,160

		21,772

	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,095
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,473

		9,568

	Mortgage Related — 4.7%
33,207	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(b)	29,100
30,817	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	28,014
28,345	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	26,592
48,541	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	40,927
45,281	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	39,833
51,307	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	47,052
25,525	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	24,066
14,540	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	14,054
2,091	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	2,101

		251,739

	Natural Gas — 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,025

	Pharmaceuticals — 0.5%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,646
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,239
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,765
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,190

		24,840

	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,642

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,351

	REITs – Apartments — 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,114

	REITs – Health Care — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,168

	REITs – Office Property — 0.4%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,763
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,597
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	8,645

		23,005

	REITs – Single Tenant — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,855
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,874

		6,729

	REITs – Warehouse/Industrials — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,740

	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,631

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.3%
$5,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,648
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,929

		17,577

	Technology — 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,685
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,671
6,000	Intel Corp., 2.450%, 11/15/2029	5,274
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,588
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,454
9,000	Oracle Corp., 2.950%, 5/15/2025	8,646
16,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,883

		54,201

	Treasuries — 3.5%
25,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	14,690
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,167
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	9,638
30,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,430
33,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	29,054
26,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	22,986
21,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	18,653
62,000	U.S. Treasury Notes, 0.375%, 11/30/2025	56,188

		188,806

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,458

	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,753

	Wirelines — 0.2%
4,000	AT&T, Inc., 3.650%, 6/01/2051	3,077
10,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	10,135

		13,212

	Total Bonds and Notes (Identified Cost $1,213,921)	1,100,272

Shares
Exchange-Traded Funds — 3.5%
2,603	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $175,066)	186,765

Mutual Funds — 5.0%
5,876	WCM Focused Emerging Markets Fund, Institutional Class	82,202
8,586	WCM Focused International Growth Fund, Institutional Class	184,176

	Total Mutual Funds (Identified Cost $287,992)	266,378

Affiliated Mutual Funds — 42.1%
87,614	Loomis Sayles Inflation Protected Securities Fund, Class N	863,879
58,790	Loomis Sayles Limited Term Government and Agency Fund, Class N	633,755
69,947	Mirova Global Green Bond Fund, Class N	579,164
16,053	Mirova International Sustainable Equity Fund, Class N	184,929

	Total Affiliated Mutual Funds (Identified Cost $2,525,442)	2,261,727

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$162,565	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $162,573 on 2/01/2023 collateralized by $170,000 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $166,241 including accrued interest (Note 2 of Notes to Financial Statements)	$162,565
5,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	4,892

	Total Short-Term Investments (Identified Cost $167,456)	167,457

	Total Investments — 100.5% (Identified Cost $5,691,327)	5,393,667
	Other assets less liabilities — (0.5)%	(27,945)

	Net Assets — 100.0%	$5,365,722

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $7,432 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Fixed Income	59.2%
Equity	38.2
Short-Term Investments	3.1

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 32.8% of Net Assets
	Aerospace & Defense — 0.8%
46	AAR Corp.(a)	$2,366
10	Axon Enterprise, Inc.(a)	1,954
99	Boeing Co.(a)	21,087
7	L3Harris Technologies, Inc.	1,504
6	Lockheed Martin Corp.	2,780
15	Moog, Inc., Class A	1,430
21	Raytheon Technologies Corp.	2,097

		33,218

	Air Freight & Logistics — 0.3%
60	Expeditors International of Washington, Inc.	6,489
5	FedEx Corp.	969
33	GXO Logistics, Inc.(a)	1,727
14	United Parcel Service, Inc., Class B	2,593

		11,778

	Airlines — 0.1%
45	Alaska Air Group, Inc.(a)	2,310
39	Delta Air Lines, Inc.(a)	1,525
134	JetBlue Airways Corp.(a)	1,072

		4,907

	Auto Components — 0.4%
7	Aptiv PLC(a)	792
140	BorgWarner, Inc.	6,619
90	Dana, Inc.	1,633
53	Magna International, Inc.	3,442
17	Mobileye Global, Inc., Class A(a)	656
12	Visteon Corp.(a)	1,876

		15,018

	Automobiles — 0.6%
241	General Motors Co.	9,476
79	Tesla, Inc.(a)	13,684
12	Thor Industries, Inc.	1,144

		24,304

	Banks — 1.8%
55	Ameris Bancorp	2,594
269	Bank of America Corp.	9,544
193	Citigroup, Inc.	10,078
27	Citizens Financial Group, Inc.	1,170
38	East West Bancorp, Inc.	2,984
96	First Financial Bancorp	2,432
10	First Republic Bank	1,409
300	FNB Corp.	4,281
209	Fulton Financial Corp.	3,496
95	Huntington Bancshares, Inc.	1,441
56	International Bancshares Corp.	2,625
48	JPMorgan Chase & Co.	6,718
36	KeyCorp	691
20	PNC Financial Services Group, Inc.	3,309
27	Regions Financial Corp.	635
2	SVB Financial Group(a)	605
62	Truist Financial Corp.	3,062
93	Trustmark Corp.	2,708
29	U.S. Bancorp	1,444
57	Webster Financial Corp.	3,001
214	Wells Fargo & Co.	10,030

		74,257

	Beverages — 0.6%
11	Boston Beer Co., Inc., Class A(a)	4,275
35	Coca-Cola Co.	2,146
33	Keurig Dr Pepper, Inc.	1,164
	Beverages — continued
146	Monster Beverage Corp.(a)	$15,196
7	PepsiCo, Inc.	1,197

		23,978

	Biotechnology — 0.9%
11	AbbVie, Inc.	1,625
52	Alnylam Pharmaceuticals, Inc.(a)	11,773
4	Amgen, Inc.	1,010
4	Biogen, Inc.(a)	1,163
15	BioMarin Pharmaceutical, Inc.(a)	1,730
58	CRISPR Therapeutics AG(a)	2,959
18	Gilead Sciences, Inc.	1,511
36	Halozyme Therapeutics, Inc.(a)	1,864
13	Incyte Corp.(a)	1,107
17	Neurocrine Biosciences, Inc.(a)	1,886
13	Regeneron Pharmaceuticals, Inc.(a)	9,860
5	United Therapeutics Corp.(a)	1,316
2	Vertex Pharmaceuticals, Inc.(a)	646

		38,450

	Building Products — 0.5%
24	Builders FirstSource, Inc.(a)	1,913
9	Carlisle Cos., Inc.	2,258
18	Carrier Global Corp.	819
68	Fortune Brands Innovations, Inc.	4,387
7	Lennox International, Inc.	1,824
99	Masco Corp.	5,267
107	MasterBrand, Inc.(a)	984
23	Owens Corning	2,223
17	Trex Co., Inc.(a)	896

		20,571

	Capital Markets — 2.0%
138	Bank of New York Mellon Corp.	6,979
2	BlackRock, Inc.	1,518
7	Cboe Global Markets, Inc.	860
83	Charles Schwab Corp.	6,426
12	CME Group, Inc.	2,120
14	FactSet Research Systems, Inc.	5,921
25	Goldman Sachs Group, Inc.	9,145
83	Intercontinental Exchange, Inc.	8,927
44	Janus Henderson Group PLC	1,140
207	KKR & Co., Inc.	11,553
2	MarketAxess Holdings, Inc.	728
4	Moody’s Corp.	1,291
16	Morgan Stanley	1,557
12	MSCI, Inc.	6,379
5	Northern Trust Corp.	485
7	S&P Global, Inc.	2,625
89	SEI Investments Co.	5,556
100	State Street Corp.	9,133
5	T. Rowe Price Group, Inc.	582
8	Virtus Investment Partners, Inc.	1,719

		84,644

	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	962
8	DuPont de Nemours, Inc.	592
5	Ecolab, Inc.	774
24	HB Fuller Co.	1,658
17	Innospec, Inc.	1,921
9	Linde PLC	2,978
31	Livent Corp.(a)	804
20	Minerals Technologies, Inc.	1,389
3	Sherwin-Williams Co.	710

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
13	Stepan Co.	$1,428

		13,216

	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,637
5	Waste Management, Inc.	773

		2,410

	Communications Equipment — 0.1%
29	Ciena Corp.(a)	1,508
10	F5, Inc.(a)	1,477
16	Lumentum Holdings, Inc.(a)	963

		3,948

	Construction & Engineering — 0.1%
50	AECOM	4,364

	Construction Materials — 0.1%
6	Martin Marietta Materials, Inc.	2,158
12	Vulcan Materials Co.	2,200

		4,358

	Consumer Finance — 0.7%
287	Ally Financial, Inc.	9,325
46	American Express Co.	8,047
80	Capital One Financial Corp.	9,520
18	Synchrony Financial	661

		27,553

	Containers & Packaging — 0.1%
7	Ball Corp.	408
40	Sonoco Products Co.	2,444

		2,852

	Distributors — 0.0%
6	Genuine Parts Co.	1,007

	Diversified Consumer Services — 0.1%
16	Grand Canyon Education, Inc.(a)	1,865
30	Service Corp. International	2,224

		4,089

	Diversified Telecommunication Services — 0.3%
195	AT&T, Inc.	3,972
64	Frontier Communications Parent, Inc.(a)	1,895
32	Iridium Communications, Inc.(a)	1,915
55	Lumen Technologies, Inc.	289
144	Verizon Communications, Inc.	5,986

		14,057

	Electric Utilities — 0.2%
31	American Electric Power Co., Inc.	2,913
39	Eversource Energy	3,211
21	Exelon Corp.	886
26	FirstEnergy Corp.	1,064
16	IDACORP, Inc.	1,693

		9,767

	Electrical Equipment — 0.3%
19	Eaton Corp. PLC	3,082
23	Emerson Electric Co.	2,075
11	Hubbell, Inc.	2,518
13	Regal Rexnord Corp.	1,810
5	Rockwell Automation, Inc.	1,410
35	Sunrun, Inc.(a)	920

		11,815

	Electronic Equipment, Instruments & Components — 0.4%
24	Advanced Energy Industries, Inc.	2,226
	Electronic Equipment, Instruments & Components — continued
11	Amphenol Corp., Class A	$877
55	Avnet, Inc.	2,523
31	Cognex Corp.	1,697
11	Corning, Inc.	381
7	Keysight Technologies, Inc.(a)	1,255
6	Littelfuse, Inc.	1,540
44	TE Connectivity Ltd.	5,595
2	Teledyne Technologies, Inc.(a)	849
2	Zebra Technologies Corp., Class A(a)	632

		17,575

	Energy Equipment & Services — 0.1%
28	Baker Hughes Co.	889
54	ChampionX Corp.	1,783
65	NOV, Inc.	1,589
22	Schlumberger Ltd.	1,253

		5,514

	Entertainment — 1.3%
35	Activision Blizzard, Inc.	2,680
11	Electronic Arts, Inc.	1,416
59	Netflix, Inc.(a)	20,878
40	Take-Two Interactive Software, Inc.(a)	4,529
182	Walt Disney Co.(a)	19,745
477	Warner Bros. Discovery, Inc.(a)	7,069

		56,317

	Food & Staples Retailing — 0.3%
24	BJ’s Wholesale Club Holdings, Inc.(a)	1,739
5	Costco Wholesale Corp.	2,556
13	Kroger Co.	580
43	SpartanNash Co.	1,362
41	Sprouts Farmers Market, Inc.(a)	1,310
18	Walgreens Boots Alliance, Inc.	664
25	Walmart, Inc.	3,597

		11,808

	Food Products — 0.5%
23	Campbell Soup Co.	1,194
37	Conagra Brands, Inc.	1,376
25	Darling Ingredients, Inc.(a)	1,657
19	General Mills, Inc.	1,489
6	Hershey Co.	1,347
38	Hormel Foods Corp.	1,722
16	Ingredion, Inc.	1,645
7	J.M. Smucker Co.	1,070
27	Kellogg Co.	1,852
25	Kraft Heinz Co.	1,013
23	McCormick & Co., Inc.	1,728
46	Mondelez International, Inc., Class A	3,010

		19,103

	Gas Utilities — 0.1%
55	New Jersey Resources Corp.	2,746
21	ONE Gas, Inc.	1,729

		4,475

	Health Care Equipment & Supplies — 0.5%
22	Abbott Laboratories	2,432
2	Align Technology, Inc.(a)	539
16	Baxter International, Inc.	731
7	Becton Dickinson & Co.	1,766
2	Cooper Cos., Inc.	698
10	Edwards Lifesciences Corp.(a)	767
4	GE HealthCare Technologies, Inc.(a)	278
16	Globus Medical, Inc., Class A(a)	1,208

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
15	Haemonetics Corp.(a)	$1,269
16	Intuitive Surgical, Inc.(a)	3,931
30	LeMaitre Vascular, Inc.	1,415
31	Medtronic PLC	2,594
6	Penumbra, Inc.(a)	1,503
5	Shockwave Medical, Inc.(a)	940
12	STAAR Surgical Co.(a)	847
4	Stryker Corp.	1,015
1	Teleflex, Inc.	243

		22,176

	Health Care Providers & Services — 0.6%
25	Acadia Healthcare Co., Inc.(a)	2,100
8	Centene Corp.(a)	610
4	Chemed Corp.	2,021
7	Cigna Corp.	2,217
27	CVS Health Corp.	2,382
2	Elevance Health, Inc.	1,000
15	Encompass Health Corp.	937
26	HCA Healthcare, Inc.	6,632
14	Henry Schein, Inc.(a)	1,206
1	Humana, Inc.	512
3	Laboratory Corp. of America Holdings	756
41	Select Medical Holdings Corp.	1,192
23	Tenet Healthcare Corp.(a)	1,261
7	UnitedHealth Group, Inc.	3,494

		26,320

	Health Care Technology — 0.3%
189	Doximity, Inc., Class A(a)	6,666
33	Veeva Systems, Inc., Class A(a)	5,628

		12,294

	Hotels, Restaurants & Leisure — 1.2%
6	Booking Holdings, Inc.(a)	14,605
1	Chipotle Mexican Grill, Inc.(a)	1,646
20	Hilton Worldwide Holdings, Inc.	2,902
18	Marriott Vacations Worldwide Corp.	2,881
14	McDonald’s Corp.	3,744
96	Starbucks Corp.	10,477
45	Travel & Leisure Co.	1,907
96	Yum China Holdings, Inc.	5,914
39	Yum! Brands, Inc.	5,090

		49,166

	Household Durables — 0.3%
8	DR Horton, Inc.	789
50	KB Home	1,922
19	Meritage Homes Corp.(a)	2,046
122	PulteGroup, Inc.	6,941
67	Taylor Morrison Home Corp.(a)	2,399

		14,097

	Household Products — 0.3%
35	Church & Dwight Co., Inc.	2,830
14	Colgate-Palmolive Co.	1,043
58	Energizer Holdings, Inc.	2,152
44	Procter & Gamble Co.	6,265

		12,290

	Independent Power & Renewable Electricity Producers — 0.0%
68	AES Corp.	1,864

	Industrial Conglomerates — 0.2%
22	3M Co.	2,532
14	General Electric Co.	1,127
	Industrial Conglomerates — continued
19	Honeywell International, Inc.	$3,961

		7,620

	Insurance — 0.9%
7	Allstate Corp.	899
56	American International Group, Inc.	3,540
6	Assurant, Inc.	796
9	Chubb Ltd.	2,048
28	First American Financial Corp.	1,733
17	Hanover Insurance Group, Inc.	2,288
20	Hartford Financial Services Group, Inc.	1,552
9	Marsh & McLennan Cos., Inc.	1,574
16	Prudential Financial, Inc.	1,679
42	Reinsurance Group of America, Inc.	6,374
26	Selective Insurance Group, Inc.	2,470
15	Travelers Cos., Inc.	2,867
33	Willis Towers Watson PLC	8,388

		36,208

	Interactive Media & Services — 1.6%
161	Alphabet, Inc., Class A(a)	15,913
216	Alphabet, Inc., Class C(a)	21,572
153	Meta Platforms, Inc., Class A(a)	22,792
232	Pinterest, Inc., Class A(a)	6,099
52	Yelp, Inc.(a)	1,639

		68,015

	Internet & Direct Marketing Retail — 1.2%
47	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,179
375	Amazon.com, Inc.(a)	38,674
138	eBay, Inc.	6,831
14	Etsy, Inc.(a)	1,926

		52,610

	IT Services — 1.4%
9	Accenture PLC, Class A	2,511
4	Automatic Data Processing, Inc.	903
60	Block, Inc.(a)	4,903
28	Cognizant Technology Solutions Corp., Class A	1,869
11	Concentrix Corp.	1,560
66	Fiserv, Inc.(a)	7,041
5	Gartner, Inc.(a)	1,691
33	Global Payments, Inc.	3,720
8	International Business Machines Corp.	1,078
4	Jack Henry & Associates, Inc.	720
4	Mastercard, Inc., Class A	1,482
5	Paychex, Inc.	579
87	PayPal Holdings, Inc.(a)	7,090
93	Shopify, Inc., Class A(a)	4,582
3	VeriSign, Inc.(a)	654
79	Visa, Inc., Class A	18,187
8	WEX, Inc.(a)	1,480

		60,050

	Leisure Products — 0.1%
95	Mattel, Inc.(a)	1,944
29	YETI Holdings, Inc.(a)	1,298

		3,242

	Life Sciences Tools & Services — 0.3%
6	Agilent Technologies, Inc.	913
32	Illumina, Inc.(a)	6,854
10	Repligen Corp.(a)	1,853
2	Thermo Fisher Scientific, Inc.	1,141

		10,761

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 0.8%
13	AGCO Corp.	$1,796
4	Caterpillar, Inc.	1,009
5	Chart Industries, Inc.(a)	670
7	Cummins, Inc.	1,747
7	Deere & Co.	2,960
12	Dover Corp.	1,822
18	Fortive Corp.	1,224
46	Graco, Inc.	3,143
3	Illinois Tool Works, Inc.	708
28	ITT, Inc.	2,564
24	Oshkosh Corp.	2,419
35	PACCAR, Inc.	3,826
24	Parker-Hannifin Corp.	7,824
27	Terex Corp.	1,376
25	Toro Co.	2,788

		35,876

	Media — 0.5%
1	Cable One, Inc.	790
9	Charter Communications, Inc., Class A(a)	3,459
194	Comcast Corp., Class A	7,634
72	Interpublic Group of Cos., Inc.	2,625
42	Liberty Broadband Corp., Class C(a)	3,771
30	New York Times Co., Class A	1,045
25	Omnicom Group, Inc.	2,150
34	Paramount Global, Class B	787

		22,261

	Metals & Mining — 0.2%
30	Alcoa Corp.	1,567
52	Cleveland-Cliffs, Inc.(a)	1,110
28	Commercial Metals Co.	1,520
9	Newmont Corp.	476
9	Reliance Steel & Aluminum Co.	2,047
23	Steel Dynamics, Inc.	2,775

		9,495

	Multi-Utilities — 0.1%
23	Consolidated Edison, Inc.	2,192
10	DTE Energy Co.	1,164
6	WEC Energy Group, Inc.	564

		3,920

	Multiline Retail — 0.1%
60	Macy’s, Inc.	1,418
11	Target Corp.	1,893

		3,311

	Oil, Gas & Consumable Fuels — 1.0%
131	Antero Midstream Corp.	1,428
34	Antero Resources Corp.(a)	981
155	APA Corp.	6,871
14	Chevron Corp.	2,436
94	CNX Resources Corp.(a)	1,573
45	ConocoPhillips	5,484
64	EOG Resources, Inc.	8,464
24	Exxon Mobil Corp.	2,784
31	HF Sinclair Corp.	1,764
110	Kinder Morgan, Inc.	2,013
19	ONEOK, Inc.	1,301
15	Phillips 66	1,504
3	Pioneer Natural Resources Co.	691
48	Range Resources Corp.	1,201
183	Southwestern Energy Co.(a)	1,010
6	Valero Energy Corp.	840
	Oil, Gas & Consumable Fuels — continued
38	Williams Cos., Inc.	$1,225

		41,570

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	831

	Pharmaceuticals — 0.8%
28	Bristol-Myers Squibb Co.	2,034
5	Eli Lilly & Co.	1,721
13	Jazz Pharmaceuticals PLC(a)	2,037
36	Johnson & Johnson	5,883
28	Merck & Co., Inc.	3,007
70	Novartis AG, Sponsored ADR	6,343
37	Novo Nordisk AS, Sponsored ADR	5,135
26	Perrigo Co. PLC	973
47	Pfizer, Inc.	2,076
107	Roche Holding AG, Sponsored ADR	4,189
15	Zoetis, Inc.	2,482

		35,880

	Professional Services — 0.3%
25	Equifax, Inc.	5,555
19	Exponent, Inc.	1,948
22	Korn Ferry	1,188
10	Leidos Holdings, Inc.	989
13	ManpowerGroup, Inc.	1,133

		10,813

	Real Estate Management & Development — 0.3%
108	CBRE Group, Inc., Class A(a)	9,235
12	Jones Lang LaSalle, Inc.(a)	2,219

		11,454

	REITs – Apartments — 0.1%
7	AvalonBay Communities, Inc.	1,242
11	Camden Property Trust	1,355
27	Equity Residential	1,719

		4,316

	REITs – Diversified — 0.2%
99	American Assets Trust, Inc.	2,817
3	American Tower Corp.	670
6	Crown Castle, Inc.	889
1	Equinix, Inc.	738
32	VICI Properties, Inc.	1,094
18	Weyerhaeuser Co.	620

		6,828

	REITs – Health Care — 0.1%
114	Physicians Realty Trust	1,808
10	Ventas, Inc.	518
4	Welltower, Inc.	300

		2,626

	REITs – Hotels — 0.0%
30	Host Hotels & Resorts, Inc.	566

	REITs – Mortgage — 0.0%
79	KKR Real Estate Finance Trust, Inc.	1,258

	REITs – Office Property — 0.3%
203	Brandywine Realty Trust	1,332
108	Corporate Office Properties Trust	3,031
69	Douglas Emmett, Inc.	1,156
92	Easterly Government Properties, Inc.	1,494
107	Highwoods Properties, Inc.	3,250
30	Kilroy Realty Corp.	1,231

		11,494

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
6	Simon Property Group, Inc.	$771

	REITs – Shopping Centers — 0.1%
167	Brixmor Property Group, Inc.	3,930

	REITs – Single Tenant — 0.1%
56	National Retail Properties, Inc.	2,652

	REITs – Warehouse/Industrials — 0.0%
12	Prologis, Inc.	1,551

	Road & Rail — 0.3%
51	CSX Corp.	1,577
5	J.B. Hunt Transport Services, Inc.	945
9	Norfolk Southern Corp.	2,212
12	Ryder System, Inc.	1,133
6	Saia, Inc.(a)	1,637
109	Uber Technologies, Inc.(a)	3,371
5	Union Pacific Corp.	1,021

		11,896

	Semiconductors & Semiconductor Equipment — 1.3%
28	Advanced Micro Devices, Inc.(a)	2,104
16	Analog Devices, Inc.	2,744
4	Broadcom, Inc.	2,340
17	Cirrus Logic, Inc.(a)	1,537
75	Intel Corp.	2,119
30	Lattice Semiconductor Corp.(a)	2,274
15	Micron Technology, Inc.	905
105	NVIDIA Corp.	20,514
10	Qorvo, Inc.(a)	1,087
61	QUALCOMM, Inc.	8,126
12	Silicon Laboratories, Inc.(a)	1,883
15	Synaptics, Inc.(a)	1,875
16	Texas Instruments, Inc.	2,835
10	Universal Display Corp.	1,325
19	Wolfspeed, Inc.(a)	1,463

		53,131

	Software — 3.0%
22	Adobe, Inc.(a)	8,147
9	ANSYS, Inc.(a)	2,397
5	Aspen Technology, Inc.(a)	994
59	Autodesk, Inc.(a)	12,694
5	Cadence Design Systems, Inc.(a)	914
7	Ceridian HCM Holding, Inc.(a)	506
46	Dynatrace, Inc.(a)	1,768
3	Fair Isaac Corp.(a)	1,998
23	Gen Digital, Inc.	529
5	Intuit, Inc.	2,113
122	Microsoft Corp.	30,233
263	Oracle Corp.	23,265
10	Paylocity Holding Corp.(a)	2,083
13	Qualys, Inc.(a)	1,500
4	Roper Technologies, Inc.	1,707
109	Salesforce, Inc.(a)	18,309
11	SPS Commerce, Inc.(a)	1,497
4	Synopsys, Inc.(a)	1,415
3	Tyler Technologies, Inc.(a)	968
74	Workday, Inc., Class A(a)	13,426

		126,463

	Specialty Retail — 0.4%
5	Asbury Automotive Group, Inc.(a)	1,100
4	Best Buy Co., Inc.	355
17	Boot Barn Holdings, Inc.(a)	1,419
16	Dick’s Sporting Goods, Inc.	2,092
	Specialty Retail — continued
12	Five Below, Inc.(a)	$2,366
12	Home Depot, Inc.	3,890
5	Lithia Motors, Inc.	1,316
4	Ross Stores, Inc.	473
24	TJX Cos., Inc.	1,965
13	Williams-Sonoma, Inc.	1,754

		16,730

	Technology Hardware, Storage & Peripherals — 0.3%
91	Apple, Inc.	13,131
39	Hewlett Packard Enterprise Co.	629
22	HP, Inc.	641

		14,401

	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	1,218
5	Deckers Outdoor Corp.(a)	2,137
28	NIKE, Inc., Class B	3,565
21	PVH Corp.	1,888
355	Under Armour, Inc., Class A(a)	4,398
145	Under Armour, Inc., Class C(a)	1,581

		14,787

	Thrifts & Mortgage Finance — 0.1%
195	MGIC Investment Corp.	2,753

	Trading Companies & Distributors — 0.0%
11	GATX Corp.	1,259

	Water Utilities — 0.1%
20	American States Water Co.	1,883
7	American Water Works Co., Inc.	1,095
42	Essential Utilities, Inc.	1,963

		4,941

	Total Common Stocks (Identified Cost $1,373,683)	1,379,830

Principal Amount
Bonds and Notes — 19.2%
	Automotive — 0.3%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,797
3,000	Lear Corp., 4.250%, 5/15/2029	2,820
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,488

		13,105

	Banking — 3.1%
7,000	American Express Co., 3.700%, 8/03/2023	6,960
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,631
8,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	7,892
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,941
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,044
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,959
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,818
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,805
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,833
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,702
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,898
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,461
8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	7,517

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	$10,016
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,873
6,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,860
6,000	State Street Corp., 2.400%, 1/24/2030	5,283
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,355
8,000	Truist Bank, 3.200%, 4/01/2024	7,869
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,659

		130,376

	Brokerage — 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,030
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,774

		12,804

	Building Materials — 0.3%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,628
8,000	Owens Corning, 3.950%, 8/15/2029	7,585

		11,213

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,870

	Diversified Manufacturing — 0.3%
8,000	3M Co., 3.050%, 4/15/2030	7,204
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,399

		11,603

	Electric — 1.0%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	8,881
9,000	Entergy Corp., 0.900%, 9/15/2025	8,087
5,000	Exelon Corp., 4.050%, 4/15/2030	4,814
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,778
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,798
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,400
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,787

		41,545

	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,803
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,578

		6,381

	Finance Companies — 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,766
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,442

		8,208

	Food & Beverage — 0.7%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,117
9,000	General Mills, Inc., 4.000%, 4/17/2025	8,861
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,671
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,089

		28,738

	Government Owned – No Guarantee — 0.4%
6,000	Equinor ASA, 3.625%, 4/06/2040	5,247
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,211

		18,458

	Health Insurance — 0.3%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,871
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,765

		14,636

	Healthcare — 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$3,922
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,966
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,840
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,786
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,459

		18,973

	Integrated Energy — 0.4%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,778
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,326

		17,104

	Life Insurance — 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,063
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,474

		8,537

	Mortgage Related — 4.7%
33,553	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	29,408
22,971	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	20,891
17,497	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	16,417
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	934
40,964	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	34,530
30,600	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	26,924
37,639	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(b)	34,479
21,135	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	19,915
10,998	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	10,629
1,379	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	1,386

		195,513

	Natural Gas — 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,202

	Pharmaceuticals — 0.4%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,823
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,544
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,765
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,460

		15,592

	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,761

	Railroads — 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,416

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,367

	REITs – Health Care — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,169

	REITs – Office Property — 0.5%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,810
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,597
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	7,073

		19,480

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Single Tenant — 0.1%
$3,000	Realty Income Corp., 3.400%, 1/15/2028	$2,855
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,324

		5,179

	REITs – Warehouse/Industrials — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,950

	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,768

	Retailers — 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,789
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,757

		10,546

	Technology — 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,685
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,671
5,000	Intel Corp., 2.450%, 11/15/2029	4,395
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,845
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,545
7,000	Oracle Corp., 2.950%, 5/15/2025	6,724
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,247

		43,112

	Treasuries — 2.6%
15,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,814
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,977
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,622
20,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	17,218
22,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	19,369
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	9,688
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	12,376
32,000	U.S. Treasury Notes, 0.375%, 11/30/2025	29,000

		110,064

	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,051

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,603

	Wirelines — 0.2%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,308
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	7,094

		9,402

	Total Bonds and Notes (Identified Cost $892,975)	805,726

Shares
Exchange-Traded Funds — 4.3%
2,486	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $175,269)	178,371

Mutual Funds — 5.8%
4,639	WCM Focused Emerging Markets Fund, Institutional Class	64,905
8,375	WCM Focused International Growth Fund, Institutional Class	179,640

	Total Mutual Funds (Identified Cost $264,308)	244,545

Affiliated Mutual Funds — 35.6%
49,569	Loomis Sayles Inflation Protected Securities Fund, Class N	$488,752
38,729	Loomis Sayles Limited Term Government and Agency Fund, Class N	417,500
49,686	Mirova Global Green Bond Fund, Class N	411,402
15,634	Mirova International Sustainable Equity Fund, Class N	180,108

	Total Affiliated Mutual Funds (Identified Cost $1,653,598)	1,497,762

Principal Amount
Short-Term Investments — 2.9%
$120,131	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $120,137 on 2/01/2023 collateralized by $125,500 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $122,725 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $120,131)	120,131

	Total Investments — 100.6% (Identified Cost $4,479,964)	4,226,365
	Other assets less liabilities — (0.6)%	(24,177)

	Net Assets — 100.0%	$4,202,188

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $8,373 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Fixed Income	50.5%
Equity	47.2
Short-Term Investments	2.9

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 36.5% of Net Assets
	Aerospace & Defense — 0.9%
98	AAR Corp.(a)	$5,041
21	Axon Enterprise, Inc.(a)	4,104
223	Boeing Co.(a)	47,499
17	L3Harris Technologies, Inc.	3,652
14	Lockheed Martin Corp.	6,486
30	Moog, Inc., Class A	2,860
50	Raytheon Technologies Corp.	4,992

		74,634

	Air Freight & Logistics — 0.3%
134	Expeditors International of Washington, Inc.	14,492
11	FedEx Corp.	2,133
75	GXO Logistics, Inc.(a)	3,925
32	United Parcel Service, Inc., Class B	5,927

		26,477

	Airlines — 0.1%
104	Alaska Air Group, Inc.(a)	5,339
94	Delta Air Lines, Inc.(a)	3,676
299	JetBlue Airways Corp.(a)	2,392

		11,407

	Auto Components — 0.4%
15	Aptiv PLC(a)	1,696
318	BorgWarner, Inc.	15,035
191	Dana, Inc.	3,465
122	Magna International, Inc.	7,923
40	Mobileye Global, Inc., Class A(a)	1,544
28	Visteon Corp.(a)	4,377

		34,040

	Automobiles — 0.6%
537	General Motors Co.	21,115
181	Tesla, Inc.(a)	31,353
26	Thor Industries, Inc.	2,478

		54,946

	Banks — 2.0%
128	Ameris Bancorp	6,036
614	Bank of America Corp.	21,785
434	Citigroup, Inc.	22,664
52	Citizens Financial Group, Inc.	2,253
92	East West Bancorp, Inc.	7,224
232	First Financial Bancorp	5,877
23	First Republic Bank	3,240
690	FNB Corp.	9,846
481	Fulton Financial Corp.	8,047
190	Huntington Bancshares, Inc.	2,882
130	International Bancshares Corp.	6,093
112	JPMorgan Chase & Co.	15,676
68	KeyCorp	1,305
42	PNC Financial Services Group, Inc.	6,948
58	Regions Financial Corp.	1,365
5	SVB Financial Group(a)	1,512
150	Truist Financial Corp.	7,409
201	Trustmark Corp.	5,853
59	U.S. Bancorp	2,938
122	Webster Financial Corp.	6,423
487	Wells Fargo & Co.	22,826

		168,202

	Beverages — 0.6%
25	Boston Beer Co., Inc., Class A(a)	9,715
82	Coca-Cola Co.	5,028
71	Keurig Dr Pepper, Inc.	2,505
	Beverages — continued
331	Monster Beverage Corp.(a)	34,451
15	PepsiCo, Inc.	2,565

		54,264

	Biotechnology — 1.0%
25	AbbVie, Inc.	3,694
117	Alnylam Pharmaceuticals, Inc.(a)	26,489
11	Amgen, Inc.	2,776
9	Biogen, Inc.(a)	2,618
34	BioMarin Pharmaceutical, Inc.(a)	3,922
132	CRISPR Therapeutics AG(a)	6,735
41	Gilead Sciences, Inc.	3,441
65	Halozyme Therapeutics, Inc.(a)	3,365
28	Incyte Corp.(a)	2,384
37	Neurocrine Biosciences, Inc.(a)	4,104
29	Regeneron Pharmaceuticals, Inc.(a)	21,996
11	United Therapeutics Corp.(a)	2,895
4	Vertex Pharmaceuticals, Inc.(a)	1,292

		85,711

	Building Products — 0.5%
57	Builders FirstSource, Inc.(a)	4,543
20	Carlisle Cos., Inc.	5,017
39	Carrier Global Corp.	1,776
154	Fortune Brands Innovations, Inc.	9,934
16	Lennox International, Inc.	4,170
223	Masco Corp.	11,863
228	MasterBrand, Inc.(a)	2,098
49	Owens Corning	4,736
36	Trex Co., Inc.(a)	1,898

		46,035

	Capital Markets — 2.2%
307	Bank of New York Mellon Corp.	15,525
4	BlackRock, Inc.	3,037
14	Cboe Global Markets, Inc.	1,720
180	Charles Schwab Corp.	13,936
25	CME Group, Inc.	4,416
32	FactSet Research Systems, Inc.	13,534
57	Goldman Sachs Group, Inc.	20,851
185	Intercontinental Exchange, Inc.	19,897
94	Janus Henderson Group PLC	2,436
470	KKR & Co., Inc.	26,231
5	MarketAxess Holdings, Inc.	1,819
9	Moody’s Corp.	2,905
34	Morgan Stanley	3,309
27	MSCI, Inc.	14,352
11	Northern Trust Corp.	1,067
18	S&P Global, Inc.	6,749
202	SEI Investments Co.	12,611
226	State Street Corp.	20,641
11	T. Rowe Price Group, Inc.	1,281
20	Virtus Investment Partners, Inc.	4,298

		190,615

	Chemicals — 0.4%
8	Air Products & Chemicals, Inc.	2,564
17	DuPont de Nemours, Inc.	1,257
11	Ecolab, Inc.	1,703
57	HB Fuller Co.	3,939
38	Innospec, Inc.	4,295
22	Linde PLC	7,280
66	Livent Corp.(a)	1,711
46	Minerals Technologies, Inc.	3,195
7	Sherwin-Williams Co.	1,656

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
25	Stepan Co.	$2,746

		30,346

	Commercial Services & Supplies — 0.1%
29	MSA Safety, Inc.	3,955
9	Waste Management, Inc.	1,393

		5,348

	Communications Equipment — 0.1%
62	Ciena Corp.(a)	3,225
19	F5, Inc.(a)	2,806
35	Lumentum Holdings, Inc.(a)	2,106

		8,137

	Construction & Engineering — 0.1%
113	AECOM	9,862

	Construction Materials — 0.1%
12	Martin Marietta Materials, Inc.	4,316
26	Vulcan Materials Co.	4,766

		9,082

	Consumer Finance — 0.7%
652	Ally Financial, Inc.	21,183
99	American Express Co.	17,318
181	Capital One Financial Corp.	21,539
38	Synchrony Financial	1,396

		61,436

	Containers & Packaging — 0.1%
12	Ball Corp.	699
94	Sonoco Products Co.	5,744

		6,443

	Distributors — 0.0%
15	Genuine Parts Co.	2,517

	Diversified Consumer Services — 0.1%
34	Grand Canyon Education, Inc.(a)	3,963
71	Service Corp. International	5,265

		9,228

	Diversified Telecommunication Services — 0.4%
440	AT&T, Inc.	8,963
148	Frontier Communications Parent, Inc.(a)	4,382
75	Iridium Communications, Inc.(a)	4,488
90	Lumen Technologies, Inc.	472
333	Verizon Communications, Inc.	13,843

		32,148

	Electric Utilities — 0.3%
74	American Electric Power Co., Inc.	6,953
92	Eversource Energy	7,575
44	Exelon Corp.	1,856
55	FirstEnergy Corp.	2,252
39	IDACORP, Inc.	4,127

		22,763

	Electrical Equipment — 0.3%
40	Eaton Corp. PLC	6,489
55	Emerson Electric Co.	4,962
25	Hubbell, Inc.	5,723
32	Regal Rexnord Corp.	4,454
10	Rockwell Automation, Inc.	2,820
74	Sunrun, Inc.(a)	1,945

		26,393

	Electronic Equipment, Instruments & Components — 0.5%
56	Advanced Energy Industries, Inc.	5,194
	Electronic Equipment, Instruments & Components — continued
29	Amphenol Corp., Class A	2,313
118	Avnet, Inc.	5,414
75	Cognex Corp.	4,106
22	Corning, Inc.	761
14	Keysight Technologies, Inc.(a)	2,511
15	Littelfuse, Inc.	3,850
100	TE Connectivity Ltd.	12,715
5	Teledyne Technologies, Inc.(a)	2,121
5	Zebra Technologies Corp., Class A(a)	1,581

		40,566

	Energy Equipment & Services — 0.1%
60	Baker Hughes Co.	1,904
130	ChampionX Corp.	4,293
151	NOV, Inc.	3,691
37	Schlumberger Ltd.	2,108

		11,996

	Entertainment — 1.5%
83	Activision Blizzard, Inc.	6,355
26	Electronic Arts, Inc.	3,346
133	Netflix, Inc.(a)	47,063
90	Take-Two Interactive Software, Inc.(a)	10,191
414	Walt Disney Co.(a)	44,915
1,069	Warner Bros. Discovery, Inc.(a)	15,842

		127,712

	Food & Staples Retailing — 0.3%
57	BJ’s Wholesale Club Holdings, Inc.(a)	4,131
12	Costco Wholesale Corp.	6,134
29	Kroger Co.	1,294
70	SpartanNash Co.	2,218
88	Sprouts Farmers Market, Inc.(a)	2,812
42	Walgreens Boots Alliance, Inc.	1,548
57	Walmart, Inc.	8,200

		26,337

	Food Products — 0.5%
46	Campbell Soup Co.	2,389
87	Conagra Brands, Inc.	3,236
53	Darling Ingredients, Inc.(a)	3,513
38	General Mills, Inc.	2,978
13	Hershey Co.	2,920
88	Hormel Foods Corp.	3,987
39	Ingredion, Inc.	4,009
14	J.M. Smucker Co.	2,139
62	Kellogg Co.	4,252
53	Kraft Heinz Co.	2,148
49	McCormick & Co., Inc.	3,681
107	Mondelez International, Inc., Class A	7,002

		42,254

	Gas Utilities — 0.1%
129	New Jersey Resources Corp.	6,440
44	ONE Gas, Inc.	3,624

		10,064

	Health Care Equipment & Supplies — 0.6%
47	Abbott Laboratories	5,196
5	Align Technology, Inc.(a)	1,349
34	Baxter International, Inc.	1,553
20	Becton Dickinson & Co.	5,044
5	Cooper Cos., Inc.	1,745
22	Edwards Lifesciences Corp.(a)	1,687
10	GE HealthCare Technologies, Inc.(a)	695
37	Globus Medical, Inc., Class A(a)	2,794

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
28	Haemonetics Corp.(a)	$2,369
36	Intuitive Surgical, Inc.(a)	8,845
71	LeMaitre Vascular, Inc.	3,350
68	Medtronic PLC	5,691
16	Penumbra, Inc.(a)	4,007
12	Shockwave Medical, Inc.(a)	2,255
26	STAAR Surgical Co.(a)	1,834
9	Stryker Corp.	2,284
5	Teleflex, Inc.	1,217

		51,915

	Health Care Providers & Services — 0.7%
59	Acadia Healthcare Co., Inc.(a)	4,957
17	Centene Corp.(a)	1,296
10	Chemed Corp.	5,051
16	Cigna Corp.	5,067
57	CVS Health Corp.	5,029
5	Elevance Health, Inc.	2,500
35	Encompass Health Corp.	2,186
59	HCA Healthcare, Inc.	15,049
30	Henry Schein, Inc.(a)	2,584
4	Humana, Inc.	2,047
10	Laboratory Corp. of America Holdings	2,521
93	Select Medical Holdings Corp.	2,704
50	Tenet Healthcare Corp.(a)	2,742
16	UnitedHealth Group, Inc.	7,987

		61,720

	Health Care Technology — 0.3%
429	Doximity, Inc., Class A(a)	15,131
75	Veeva Systems, Inc., Class A(a)	12,791

		27,922

	Hotels, Restaurants & Leisure — 1.2%
13	Booking Holdings, Inc.(a)	31,643
1	Chipotle Mexican Grill, Inc.(a)	1,646
46	Hilton Worldwide Holdings, Inc.	6,674
42	Marriott Vacations Worldwide Corp.	6,722
28	McDonald’s Corp.	7,487
213	Starbucks Corp.	23,247
91	Travel & Leisure Co.	3,856
218	Yum China Holdings, Inc.	13,431
90	Yum! Brands, Inc.	11,746

		106,452

	Household Durables — 0.4%
17	DR Horton, Inc.	1,678
112	KB Home	4,306
46	Meritage Homes Corp.(a)	4,954
276	PulteGroup, Inc.	15,702
122	Taylor Morrison Home Corp.(a)	4,367

		31,007

	Household Products — 0.3%
81	Church & Dwight Co., Inc.	6,550
34	Colgate-Palmolive Co.	2,534
131	Energizer Holdings, Inc.	4,860
102	Procter & Gamble Co.	14,523

		28,467

	Independent Power & Renewable Electricity Producers — 0.1%
174	AES Corp.	4,769

	Industrial Conglomerates — 0.2%
54	3M Co.	6,214
31	General Electric Co.	2,495
	Industrial Conglomerates — continued
48	Honeywell International, Inc.	10,007

		18,716

	Insurance — 1.0%
14	Allstate Corp.	1,799
127	American International Group, Inc.	8,029
12	Assurant, Inc.	1,591
20	Chubb Ltd.	4,550
68	First American Financial Corp.	4,207
41	Hanover Insurance Group, Inc.	5,518
48	Hartford Financial Services Group, Inc.	3,725
19	Marsh & McLennan Cos., Inc.	3,323
31	Prudential Financial, Inc.	3,253
92	Reinsurance Group of America, Inc.	13,963
59	Selective Insurance Group, Inc.	5,605
34	Travelers Cos., Inc.	6,498
76	Willis Towers Watson PLC	19,318

		81,379

	Interactive Media & Services — 1.8%
366	Alphabet, Inc., Class A(a)	36,175
501	Alphabet, Inc., Class C(a)	50,035
348	Meta Platforms, Inc., Class A(a)	51,842
524	Pinterest, Inc., Class A(a)	13,776
99	Yelp, Inc.(a)	3,119

		154,947

	Internet & Direct Marketing Retail — 1.4%
106	Alibaba Group Holding Ltd., Sponsored ADR(a)	11,681
863	Amazon.com, Inc.(a)	89,001
311	eBay, Inc.	15,394
32	Etsy, Inc.(a)	4,403

		120,479

	IT Services — 1.6%
24	Accenture PLC, Class A	6,697
9	Automatic Data Processing, Inc.	2,032
136	Block, Inc.(a)	11,114
64	Cognizant Technology Solutions Corp., Class A	4,272
27	Concentrix Corp.	3,829
149	Fiserv, Inc.(a)	15,895
12	Gartner, Inc.(a)	4,058
75	Global Payments, Inc.	8,454
19	International Business Machines Corp.	2,560
9	Jack Henry & Associates, Inc.	1,621
11	Mastercard, Inc., Class A	4,077
12	Paychex, Inc.	1,390
198	PayPal Holdings, Inc.(a)	16,135
213	Shopify, Inc., Class A(a)	10,495
6	VeriSign, Inc.(a)	1,308
182	Visa, Inc., Class A	41,898
18	WEX, Inc.(a)	3,329

		139,164

	Leisure Products — 0.1%
204	Mattel, Inc.(a)	4,174
68	YETI Holdings, Inc.(a)	3,044

		7,218

	Life Sciences Tools & Services — 0.3%
14	Agilent Technologies, Inc.	2,129
74	Illumina, Inc.(a)	15,851
22	Repligen Corp.(a)	4,076
5	Thermo Fisher Scientific, Inc.	2,852

		24,908

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.0%
30	AGCO Corp.	$4,144
10	Caterpillar, Inc.	2,523
11	Chart Industries, Inc.(a)	1,474
20	Cummins, Inc.	4,991
17	Deere & Co.	7,188
28	Dover Corp.	4,251
38	Fortive Corp.	2,585
109	Graco, Inc.	7,447
9	Illinois Tool Works, Inc.	2,124
65	ITT, Inc.	5,953
52	Oshkosh Corp.	5,241
79	PACCAR, Inc.	8,635
57	Parker-Hannifin Corp.	18,582
62	Terex Corp.	3,160
57	Toro Co.	6,357

		84,655

	Media — 0.6%
4	Cable One, Inc.	3,159
19	Charter Communications, Inc., Class A(a)	7,302
440	Comcast Corp., Class A	17,314
171	Interpublic Group of Cos., Inc.	6,235
99	Liberty Broadband Corp., Class C(a)	8,888
63	New York Times Co., Class A	2,195
61	Omnicom Group, Inc.	5,245
72	Paramount Global, Class B	1,668

		52,006

	Metals & Mining — 0.3%
67	Alcoa Corp.	3,500
119	Cleveland-Cliffs, Inc.(a)	2,541
66	Commercial Metals Co.	3,582
25	Newmont Corp.	1,323
20	Reliance Steel & Aluminum Co.	4,549
53	Steel Dynamics, Inc.	6,394

		21,889

	Multi-Utilities — 0.1%
48	Consolidated Edison, Inc.	4,575
20	DTE Energy Co.	2,327
11	WEC Energy Group, Inc.	1,034

		7,936

	Multiline Retail — 0.1%
135	Macy’s, Inc.	3,190
24	Target Corp.	4,131

		7,321

	Oil, Gas & Consumable Fuels — 1.1%
309	Antero Midstream Corp.	3,368
81	Antero Resources Corp.(a)	2,336
351	APA Corp.	15,560
31	Chevron Corp.	5,395
191	CNX Resources Corp.(a)	3,195
101	ConocoPhillips	12,309
148	EOG Resources, Inc.	19,573
60	Exxon Mobil Corp.	6,961
65	HF Sinclair Corp.	3,698
216	Kinder Morgan, Inc.	3,953
40	ONEOK, Inc.	2,739
31	Phillips 66	3,108
8	Pioneer Natural Resources Co.	1,843
108	Range Resources Corp.	2,702
387	Southwestern Energy Co.(a)	2,136
17	Valero Energy Corp.	2,381
	Oil, Gas & Consumable Fuels — continued
81	Williams Cos., Inc.	2,611

		93,868

	Personal Products — 0.0%
7	Estee Lauder Cos., Inc., Class A	1,940

	Pharmaceuticals — 1.0%
65	Bristol-Myers Squibb Co.	4,722
13	Eli Lilly & Co.	4,474
28	Jazz Pharmaceuticals PLC(a)	4,387
89	Johnson & Johnson	14,544
68	Merck & Co., Inc.	7,304
153	Novartis AG, Sponsored ADR	13,865
83	Novo Nordisk AS, Sponsored ADR	11,519
61	Perrigo Co. PLC	2,283
108	Pfizer, Inc.	4,769
247	Roche Holding AG, Sponsored ADR	9,670
39	Zoetis, Inc.	6,454

		83,991

	Professional Services — 0.3%
57	Equifax, Inc.	12,665
40	Exponent, Inc.	4,102
48	Korn Ferry	2,591
21	Leidos Holdings, Inc.	2,076
30	ManpowerGroup, Inc.	2,615

		24,049

	Real Estate Management & Development — 0.3%
245	CBRE Group, Inc., Class A(a)	20,950
27	Jones Lang LaSalle, Inc.(a)	4,991

		25,941

	REITs – Apartments — 0.1%
16	AvalonBay Communities, Inc.	2,839
21	Camden Property Trust	2,587
58	Equity Residential	3,692

		9,118

	REITs – Diversified — 0.2%
230	American Assets Trust, Inc.	6,546
8	American Tower Corp.	1,787
14	Crown Castle, Inc.	2,074
3	Equinix, Inc.	2,214
68	VICI Properties, Inc.	2,324
33	Weyerhaeuser Co.	1,136

		16,081

	REITs – Health Care — 0.1%
269	Physicians Realty Trust	4,266
18	Ventas, Inc.	933
9	Welltower, Inc.	675

		5,874

	REITs – Hotels — 0.0%
62	Host Hotels & Resorts, Inc.	1,169

	REITs – Mortgage — 0.0%
178	KKR Real Estate Finance Trust, Inc.	2,836

	REITs – Office Property — 0.3%
453	Brandywine Realty Trust	2,972
233	Corporate Office Properties Trust	6,540
154	Douglas Emmett, Inc.	2,579
206	Easterly Government Properties, Inc.	3,345
256	Highwoods Properties, Inc.	7,775
68	Kilroy Realty Corp.	2,791

		26,002

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
12	Simon Property Group, Inc.	$1,542

	REITs – Shopping Centers — 0.1%
384	Brixmor Property Group, Inc.	9,036

	REITs – Single Tenant — 0.1%
131	National Retail Properties, Inc.	6,203

	REITs – Warehouse/Industrials — 0.0%
27	Prologis, Inc.	3,491

	Road & Rail — 0.3%
133	CSX Corp.	4,112
10	J.B. Hunt Transport Services, Inc.	1,891
21	Norfolk Southern Corp.	5,162
28	Ryder System, Inc.	2,643
15	Saia, Inc.(a)	4,092
248	Uber Technologies, Inc.(a)	7,671
13	Union Pacific Corp.	2,654

		28,225

	Semiconductors & Semiconductor Equipment — 1.4%
60	Advanced Micro Devices, Inc.(a)	4,509
41	Analog Devices, Inc.	7,030
10	Broadcom, Inc.	5,850
36	Cirrus Logic, Inc.(a)	3,254
172	Intel Corp.	4,861
72	Lattice Semiconductor Corp.(a)	5,457
32	Micron Technology, Inc.	1,930
238	NVIDIA Corp.	46,498
20	Qorvo, Inc.(a)	2,173
137	QUALCOMM, Inc.	18,250
28	Silicon Laboratories, Inc.(a)	4,393
34	Synaptics, Inc.(a)	4,251
38	Texas Instruments, Inc.	6,734
22	Universal Display Corp.	2,916
36	Wolfspeed, Inc.(a)	2,772

		120,878

	Software — 3.4%
52	Adobe, Inc.(a)	19,258
20	ANSYS, Inc.(a)	5,327
12	Aspen Technology, Inc.(a)	2,385
133	Autodesk, Inc.(a)	28,616
10	Cadence Design Systems, Inc.(a)	1,828
14	Ceridian HCM Holding, Inc.(a)	1,012
104	Dynatrace, Inc.(a)	3,997
7	Fair Isaac Corp.(a)	4,662
57	Gen Digital, Inc.	1,312
11	Intuit, Inc.	4,649
279	Microsoft Corp.	69,139
597	Oracle Corp.	52,811
21	Paylocity Holding Corp.(a)	4,374
25	Qualys, Inc.(a)	2,884
12	Roper Technologies, Inc.	5,121
244	Salesforce, Inc.(a)	40,985
26	SPS Commerce, Inc.(a)	3,538
8	Synopsys, Inc.(a)	2,830
8	Tyler Technologies, Inc.(a)	2,582
168	Workday, Inc., Class A(a)	30,480

		287,790

	Specialty Retail — 0.4%
12	Asbury Automotive Group, Inc.(a)	2,640
7	Best Buy Co., Inc.	621
39	Boot Barn Holdings, Inc.(a)	3,256
28	Dick’s Sporting Goods, Inc.	3,661
	Specialty Retail — continued
26	Five Below, Inc.(a)	5,125
30	Home Depot, Inc.	9,725
11	Lithia Motors, Inc.	2,895
8	Ross Stores, Inc.	946
59	TJX Cos., Inc.	4,830
25	Williams-Sonoma, Inc.	3,374

		37,073

	Technology Hardware, Storage & Peripherals — 0.4%
209	Apple, Inc.	30,156
77	Hewlett Packard Enterprise Co.	1,242
41	HP, Inc.	1,195

		32,593

	Textiles, Apparel & Luxury Goods — 0.4%
23	Crocs, Inc.(a)	2,801
13	Deckers Outdoor Corp.(a)	5,557
63	NIKE, Inc., Class B	8,022
48	PVH Corp.	4,315
810	Under Armour, Inc., Class A(a)	10,036
342	Under Armour, Inc., Class C(a)	3,728

		34,459

	Thrifts & Mortgage Finance — 0.1%
452	MGIC Investment Corp.	6,382

	Trading Companies & Distributors — 0.0%
26	GATX Corp.	2,976

	Water Utilities — 0.1%
39	American States Water Co.	3,673
16	American Water Works Co., Inc.	2,504
88	Essential Utilities, Inc.	4,112

		10,289

	Total Common Stocks (Identified Cost $3,093,519)	3,133,639

Principal Amount
Bonds and Notes — 18.0%
	Automotive — 0.3%
$14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,594
4,000	Lear Corp., 4.250%, 5/15/2029	3,760
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,976

		24,330

	Banking — 2.8%
12,000	American Express Co., 3.700%, 8/03/2023	11,931
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	16,216
15,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	14,798
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,897
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,301
13,000	Citigroup, Inc., 4.600%, 3/09/2026	12,924
18,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	17,591
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	15,654
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,796
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,583
9,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	8,770
10,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	8,922

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$17,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$15,975
16,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	16,026
7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,777
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,836
10,000	State Street Corp., 2.400%, 1/24/2030	8,804
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,871
16,000	Truist Bank, 3.200%, 4/01/2024	15,738
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,232

		242,642

	Brokerage — 0.3%
16,000	BlackRock, Inc., 2.400%, 4/30/2030	14,061
18,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	12,991

		27,052

	Building Materials — 0.2%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,349
13,000	Owens Corning, 3.950%, 8/15/2029	12,326

		18,675

	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,739

	Diversified Manufacturing — 0.3%
18,000	3M Co., 3.050%, 4/15/2030	16,209
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,798

		25,007

	Electric — 0.9%
16,000	Duke Energy Corp., 3.750%, 4/15/2024	15,788
18,000	Entergy Corp., 0.900%, 9/15/2025	16,174
8,000	Exelon Corp., 4.050%, 4/15/2030	7,703
20,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,945
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,529
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,400
14,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	13,573

		80,112

	Environmental — 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,404
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,734

		11,138

	Finance Companies — 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,590
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,219

		12,809

	Food & Beverage — 0.6%
18,000	Coca-Cola Co., 1.450%, 6/01/2027	16,233
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,799
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,233
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,543

		49,808

	Government Owned – No Guarantee — 0.5%
12,000	Equinor ASA, 3.625%, 4/06/2040	10,494
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	30,026

		40,520

	Health Insurance — 0.3%
14,000	Elevance Health, Inc., 4.101%, 3/01/2028	13,741
	Health Insurance — continued
11,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,202

		25,943

	Healthcare — 0.4%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,863
6,000	Cigna Corp., 3.750%, 7/15/2023	5,967
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,966
7,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	6,721
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,700
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,134

		35,351

	Integrated Energy — 0.4%
16,000	Exxon Mobil Corp., 2.992%, 3/19/2025	15,556
13,000	Shell International Finance BV, 6.375%, 12/15/2038	15,154

		30,710

	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,095
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	9,248

		12,343

	Mortgage Related — 4.5%
56,351	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	49,385
31,729	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	28,843
43,838	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(b)	41,179
1,935	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,869
87,468	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	73,752
78,414	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	68,964
74,535	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	68,284
33,926	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	31,951
21,652	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	20,926
2,517	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	2,531

		387,684

	Natural Gas — 0.2%
18,000	NiSource, Inc., 0.950%, 8/15/2025	16,405

	Pharmaceuticals — 0.4%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,646
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,935
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,625
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,379

		31,585

	Property & Casualty Insurance — 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,403

	Railroads — 0.2%
16,000	CSX Corp., 2.600%, 11/01/2026	14,961

	REITs – Apartments — 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,114

	REITs – Health Care — 0.1%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,669

	REITs – Office Property — 0.4%
15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	14,644
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,355

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — continued
$14,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	$11,003

		33,002

	REITs – Single Tenant — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,806
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,874

		7,680

	REITs – Warehouse/Industrials — 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	6,320

	Restaurants — 0.1%
14,000	Starbucks Corp., 2.250%, 3/12/2030	12,083

	Retailers — 0.3%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,507
20,000	TJX Cos., Inc., 1.150%, 5/15/2028	17,238

		23,745

	Technology — 0.9%
13,000	Apple, Inc., 2.500%, 2/09/2025	12,545
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,553
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,507
8,000	Intel Corp., 2.450%, 11/15/2029	7,032
17,000	International Business Machines Corp., 4.000%, 6/20/2042	14,818
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,271
12,000	Oracle Corp., 2.950%, 5/15/2025	11,528
21,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,909

		77,163

	Treasuries — 2.6%
27,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	15,866
16,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	12,763
14,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,244
38,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	32,714
50,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	44,021
22,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	19,375
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	22,985
71,000	U.S. Treasury Notes, 0.375%, 11/30/2025	64,344

		223,312

	Utility Other — 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,916

	Wireless — 0.2%
14,000	Vodafone Group PLC, 6.150%, 2/27/2037	15,055

	Wirelines — 0.3%
11,000	AT&T, Inc., 3.650%, 6/01/2051	8,463
18,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	18,242

		26,705

	Total Bonds and Notes (Identified Cost $1,694,253)	1,539,981

Shares
Exchange-Traded Funds — 5.0%
5,964	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $426,630)	427,917

Mutual Funds — 7.5%
15,270	WCM Focused Emerging Markets Fund, Institutional Class	213,630
19,933	WCM Focused International Growth Fund, Institutional Class	427,563

	Total Mutual Funds (Identified Cost $706,256)	641,193

Affiliated Mutual Funds — 29.8%
59,626	Loomis Sayles Inflation Protected Securities Fund, Class N	587,917
68,923	Loomis Sayles Limited Term Government and Agency Fund, Class N	742,987
96,681	Mirova Global Green Bond Fund, Class N	800,515
37,148	Mirova International Sustainable Equity Fund, Class N	427,948

	Total Affiliated Mutual Funds (Identified Cost $2,780,567)	2,559,367

Principal Amount
Short-Term Investments — 3.7%
$278,397	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $278,410 on 2/01/2023 collateralized by $290,800 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $284,371 including accrued interest (Note 2 of Notes to Financial Statements)	278,397
40,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	39,138

	Total Short-Term Investments (Identified Cost $317,525)	317,535

	Total Investments — 100.5% (Identified Cost $9,018,750)	8,619,632
	Other assets less liabilities — (0.5)%	(44,294)

	Net Assets — 100.0%	$8,575,338

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $13,643 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	54.0%
Fixed Income	42.8
Short-Term Investments	3.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 42.0% of Net Assets
	Aerospace & Defense — 1.0%
199	AAR Corp.(a)	$10,237
43	Axon Enterprise, Inc.(a)	8,404
449	Boeing Co.(a)	95,637
34	L3Harris Technologies, Inc.	7,304
28	Lockheed Martin Corp.	12,971
63	Moog, Inc., Class A	6,005
101	Raytheon Technologies Corp.	10,085

		150,643

	Air Freight & Logistics — 0.4%
275	Expeditors International of Washington, Inc.	29,741
24	FedEx Corp.	4,653
164	GXO Logistics, Inc.(a)	8,582
66	United Parcel Service, Inc., Class B	12,225

		55,201

	Airlines — 0.2%
210	Alaska Air Group, Inc.(a)	10,782
193	Delta Air Lines, Inc.(a)	7,546
633	JetBlue Airways Corp.(a)	5,064

		23,392

	Auto Components — 0.5%
32	Aptiv PLC(a)	3,619
635	BorgWarner, Inc.	30,023
427	Dana, Inc.	7,746
244	Magna International, Inc.	15,845
83	Mobileye Global, Inc., Class A(a)	3,204
57	Visteon Corp.(a)	8,911

		69,348

	Automobiles — 0.8%
1,119	General Motors Co.	43,999
369	Tesla, Inc.(a)	63,918
60	Thor Industries, Inc.	5,720

		113,637

	Banks — 2.3%
259	Ameris Bancorp	12,214
1,234	Bank of America Corp.	43,782
878	Citigroup, Inc.	45,849
108	Citizens Financial Group, Inc.	4,679
185	East West Bancorp, Inc.	14,526
469	First Financial Bancorp	11,880
46	First Republic Bank	6,480
1,399	FNB Corp.	19,964
976	Fulton Financial Corp.	16,328
445	Huntington Bancshares, Inc.	6,751
263	International Bancshares Corp.	12,327
229	JPMorgan Chase & Co.	32,051
169	KeyCorp	3,243
90	PNC Financial Services Group, Inc.	14,889
133	Regions Financial Corp.	3,131
11	SVB Financial Group(a)	3,327
305	Truist Financial Corp.	15,064
406	Trustmark Corp.	11,823
135	U.S. Bancorp	6,723
247	Webster Financial Corp.	13,005
973	Wells Fargo & Co.	45,604

		343,640

	Beverages — 0.7%
51	Boston Beer Co., Inc., Class A(a)	19,819
165	Coca-Cola Co.	10,118
	Beverages — continued
155	Keurig Dr Pepper, Inc.	5,468
663	Monster Beverage Corp.(a)	69,005
33	PepsiCo, Inc.	5,644

		110,054

	Biotechnology — 1.1%
53	AbbVie, Inc.	7,831
234	Alnylam Pharmaceuticals, Inc.(a)	52,978
21	Amgen, Inc.	5,300
20	Biogen, Inc.(a)	5,818
69	BioMarin Pharmaceutical, Inc.(a)	7,959
265	CRISPR Therapeutics AG(a)	13,520
82	Gilead Sciences, Inc.	6,883
130	Halozyme Therapeutics, Inc.(a)	6,730
61	Incyte Corp.(a)	5,194
73	Neurocrine Biosciences, Inc.(a)	8,098
58	Regeneron Pharmaceuticals, Inc.(a)	43,991
22	United Therapeutics Corp.(a)	5,790
10	Vertex Pharmaceuticals, Inc.(a)	3,231

		173,323

	Building Products — 0.6%
115	Builders FirstSource, Inc.(a)	9,165
42	Carlisle Cos., Inc.	10,536
81	Carrier Global Corp.	3,688
308	Fortune Brands Innovations, Inc.	19,869
32	Lennox International, Inc.	8,340
447	Masco Corp.	23,780
489	MasterBrand, Inc.(a)	4,499
98	Owens Corning	9,472
83	Trex Co., Inc.(a)	4,376

		93,725

	Capital Markets — 2.6%
619	Bank of New York Mellon Corp.	31,303
9	BlackRock, Inc.	6,833
34	Cboe Global Markets, Inc.	4,178
384	Charles Schwab Corp.	29,730
56	CME Group, Inc.	9,893
65	FactSet Research Systems, Inc.	27,491
112	Goldman Sachs Group, Inc.	40,971
373	Intercontinental Exchange, Inc.	40,116
211	Janus Henderson Group PLC	5,469
941	KKR & Co., Inc.	52,517
12	MarketAxess Holdings, Inc.	4,366
19	Moody’s Corp.	6,132
73	Morgan Stanley	7,105
54	MSCI, Inc.	28,704
27	Northern Trust Corp.	2,618
37	S&P Global, Inc.	13,873
404	SEI Investments Co.	25,222
454	State Street Corp.	41,464
26	T. Rowe Price Group, Inc.	3,028
41	Virtus Investment Partners, Inc.	8,810

		389,823

	Chemicals — 0.4%
11	Air Products & Chemicals, Inc.	3,526
40	DuPont de Nemours, Inc.	2,958
24	Ecolab, Inc.	3,716
115	HB Fuller Co.	7,946
82	Innospec, Inc.	9,268
43	Linde PLC	14,230
150	Livent Corp.(a)	3,888
97	Minerals Technologies, Inc.	6,737

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
16	Sherwin-Williams Co.	$3,785
56	Stepan Co.	6,151

		62,205

	Commercial Services & Supplies — 0.1%
58	MSA Safety, Inc.	7,911
21	Waste Management, Inc.	3,249

		11,160

	Communications Equipment — 0.1%
139	Ciena Corp.(a)	7,231
46	F5, Inc.(a)	6,792
78	Lumentum Holdings, Inc.(a)	4,694

		18,717

	Construction & Engineering — 0.1%
229	AECOM	19,985

	Construction Materials — 0.1%
23	Martin Marietta Materials, Inc.	8,272
55	Vulcan Materials Co.	10,083

		18,355

	Consumer Finance — 0.8%
1,304	Ally Financial, Inc.	42,367
205	American Express Co.	35,861
362	Capital One Financial Corp.	43,078
88	Synchrony Financial	3,232

		124,538

	Containers & Packaging — 0.1%
31	Ball Corp.	1,805
189	Sonoco Products Co.	11,550

		13,355

	Distributors — 0.0%
29	Genuine Parts Co.	4,867

	Diversified Consumer Services — 0.1%
69	Grand Canyon Education, Inc.(a)	8,043
142	Service Corp. International	10,529

		18,572

	Diversified Telecommunication Services — 0.4%
914	AT&T, Inc.	18,618
321	Frontier Communications Parent, Inc.(a)	9,505
151	Iridium Communications, Inc.(a)	9,036
207	Lumen Technologies, Inc.	1,087
674	Verizon Communications, Inc.	28,018

		66,264

	Electric Utilities — 0.3%
148	American Electric Power Co., Inc.	13,906
186	Eversource Energy	15,314
102	Exelon Corp.	4,303
126	FirstEnergy Corp.	5,160
78	IDACORP, Inc.	8,253

		46,936

	Electrical Equipment — 0.4%
81	Eaton Corp. PLC	13,139
110	Emerson Electric Co.	9,924
53	Hubbell, Inc.	12,132
64	Regal Rexnord Corp.	8,909
19	Rockwell Automation, Inc.	5,359
168	Sunrun, Inc.(a)	4,415

		53,878

	Electronic Equipment, Instruments & Components — 0.6%
113	Advanced Energy Industries, Inc.	10,480
57	Amphenol Corp., Class A	4,547
239	Avnet, Inc.	10,965
150	Cognex Corp.	8,211
56	Corning, Inc.	1,938
31	Keysight Technologies, Inc.(a)	5,560
29	Littelfuse, Inc.	7,444
199	TE Connectivity Ltd.	25,303
12	Teledyne Technologies, Inc.(a)	5,091
11	Zebra Technologies Corp., Class A(a)	3,478

		83,017

	Energy Equipment & Services — 0.2%
131	Baker Hughes Co.	4,158
251	ChampionX Corp.	8,288
329	NOV, Inc.	8,041
85	Schlumberger Ltd.	4,843

		25,330

	Entertainment — 1.7%
166	Activision Blizzard, Inc.	12,711
52	Electronic Arts, Inc.	6,691
267	Netflix, Inc.(a)	94,481
183	Take-Two Interactive Software, Inc.(a)	20,721
840	Walt Disney Co.(a)	91,132
2,181	Warner Bros. Discovery, Inc.(a)	32,322

		258,058

	Food & Staples Retailing — 0.4%
115	BJ’s Wholesale Club Holdings, Inc.(a)	8,334
25	Costco Wholesale Corp.	12,778
68	Kroger Co.	3,035
137	SpartanNash Co.	4,340
192	Sprouts Farmers Market, Inc.(a)	6,134
81	Walgreens Boots Alliance, Inc.	2,986
118	Walmart, Inc.	16,977

		54,584

	Food Products — 0.6%
109	Campbell Soup Co.	5,660
174	Conagra Brands, Inc.	6,471
106	Darling Ingredients, Inc.(a)	7,027
89	General Mills, Inc.	6,974
30	Hershey Co.	6,738
177	Hormel Foods Corp.	8,020
77	Ingredion, Inc.	7,916
34	J.M. Smucker Co.	5,195
127	Kellogg Co.	8,710
115	Kraft Heinz Co.	4,661
101	McCormick & Co., Inc.	7,587
215	Mondelez International, Inc., Class A	14,069

		89,028

	Gas Utilities — 0.1%
260	New Jersey Resources Corp.	12,979
89	ONE Gas, Inc.	7,330

		20,309

	Health Care Equipment & Supplies — 0.7%
103	Abbott Laboratories	11,387
10	Align Technology, Inc.(a)	2,697
75	Baxter International, Inc.	3,427
38	Becton Dickinson & Co.	9,584
9	Cooper Cos., Inc.	3,140
51	Edwards Lifesciences Corp.(a)	3,912
24	GE HealthCare Technologies, Inc.(a)	1,668

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
82	Globus Medical, Inc., Class A(a)	$6,191
62	Haemonetics Corp.(a)	5,245
71	Intuitive Surgical, Inc.(a)	17,444
142	LeMaitre Vascular, Inc.	6,700
142	Medtronic PLC	11,884
31	Penumbra, Inc.(a)	7,763
24	Shockwave Medical, Inc.(a)	4,510
58	STAAR Surgical Co.(a)	4,092
18	Stryker Corp.	4,569
9	Teleflex, Inc.	2,191

		106,404

	Health Care Providers & Services — 0.8%
119	Acadia Healthcare Co., Inc.(a)	9,998
39	Centene Corp.(a)	2,973
19	Chemed Corp.	9,598
31	Cigna Corp.	9,817
126	CVS Health Corp.	11,116
9	Elevance Health, Inc.	4,500
75	Encompass Health Corp.	4,684
119	HCA Healthcare, Inc.	30,353
66	Henry Schein, Inc.(a)	5,686
7	Humana, Inc.	3,582
19	Laboratory Corp. of America Holdings	4,790
208	Select Medical Holdings Corp.	6,047
112	Tenet Healthcare Corp.(a)	6,143
32	UnitedHealth Group, Inc.	15,974

		125,261

	Health Care Technology — 0.4%
862	Doximity, Inc., Class A(a)	30,403
150	Veeva Systems, Inc., Class A(a)	25,582

		55,985

	Hotels, Restaurants & Leisure — 1.4%
24	Booking Holdings, Inc.(a)	58,418
2	Chipotle Mexican Grill, Inc.(a)	3,293
93	Hilton Worldwide Holdings, Inc.	13,493
86	Marriott Vacations Worldwide Corp.	13,763
59	McDonald’s Corp.	15,777
435	Starbucks Corp.	47,476
194	Travel & Leisure Co.	8,220
437	Yum China Holdings, Inc.	26,924
179	Yum! Brands, Inc.	23,361

		210,725

	Household Durables — 0.4%
38	DR Horton, Inc.	3,750
237	KB Home	9,113
93	Meritage Homes Corp.(a)	10,015
552	PulteGroup, Inc.	31,403
243	Taylor Morrison Home Corp.(a)	8,700

		62,981

	Household Products — 0.4%
162	Church & Dwight Co., Inc.	13,099
71	Colgate-Palmolive Co.	5,292
285	Energizer Holdings, Inc.	10,573
205	Procter & Gamble Co.	29,188

		58,152

	Independent Power & Renewable Electricity Producers — 0.1%
325	AES Corp.	8,908

	Industrial Conglomerates — 0.2%
109	3M Co.	12,544
	Industrial Conglomerates — continued
67	General Electric Co.	5,392
93	Honeywell International, Inc.	19,389

		37,325

	Insurance — 1.1%
27	Allstate Corp.	3,469
254	American International Group, Inc.	16,058
30	Assurant, Inc.	3,978
39	Chubb Ltd.	8,872
136	First American Financial Corp.	8,414
82	Hanover Insurance Group, Inc.	11,035
95	Hartford Financial Services Group, Inc.	7,373
37	Marsh & McLennan Cos., Inc.	6,472
70	Prudential Financial, Inc.	7,346
186	Reinsurance Group of America, Inc.	28,229
118	Selective Insurance Group, Inc.	11,210
69	Travelers Cos., Inc.	13,187
153	Willis Towers Watson PLC	38,891

		164,534

	Interactive Media & Services — 2.1%
672	Alphabet, Inc., Class A(a)	66,421
1,065	Alphabet, Inc., Class C(a)	106,362
696	Meta Platforms, Inc., Class A(a)	103,683
1,053	Pinterest, Inc., Class A(a)	27,683
222	Yelp, Inc.(a)	6,995

		311,144

	Internet & Direct Marketing Retail — 1.6%
213	Alibaba Group Holding Ltd., Sponsored ADR(a)	23,473
1,732	Amazon.com, Inc.(a)	178,621
624	eBay, Inc.	30,888
64	Etsy, Inc.(a)	8,805

		241,787

	IT Services — 1.9%
47	Accenture PLC, Class A	13,115
21	Automatic Data Processing, Inc.	4,742
272	Block, Inc.(a)	22,228
135	Cognizant Technology Solutions Corp., Class A	9,011
54	Concentrix Corp.	7,658
300	Fiserv, Inc.(a)	32,004
25	Gartner, Inc.(a)	8,453
150	Global Payments, Inc.	16,908
38	International Business Machines Corp.	5,120
20	Jack Henry & Associates, Inc.	3,602
21	Mastercard, Inc., Class A	7,782
24	Paychex, Inc.	2,781
399	PayPal Holdings, Inc.(a)	32,514
427	Shopify, Inc., Class A(a)	21,038
13	VeriSign, Inc.(a)	2,835
365	Visa, Inc., Class A	84,027
40	WEX, Inc.(a)	7,399

		281,217

	Leisure Products — 0.1%
413	Mattel, Inc.(a)	8,450
148	YETI Holdings, Inc.(a)	6,624

		15,074

	Life Sciences Tools & Services — 0.3%
29	Agilent Technologies, Inc.	4,411
150	Illumina, Inc.(a)	32,130
44	Repligen Corp.(a)	8,153
10	Thermo Fisher Scientific, Inc.	5,703

		50,397

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.1%
60	AGCO Corp.	$8,288
20	Caterpillar, Inc.	5,046
26	Chart Industries, Inc.(a)	3,483
40	Cummins, Inc.	9,982
34	Deere & Co.	14,376
55	Dover Corp.	8,351
84	Fortive Corp.	5,714
221	Graco, Inc.	15,099
18	Illinois Tool Works, Inc.	4,249
132	ITT, Inc.	12,090
104	Oshkosh Corp.	10,481
159	PACCAR, Inc.	17,380
114	Parker-Hannifin Corp.	37,164
131	Terex Corp.	6,677
115	Toro Co.	12,825

		171,205

	Media — 0.7%
7	Cable One, Inc.	5,529
39	Charter Communications, Inc., Class A(a)	14,988
879	Comcast Corp., Class A	34,589
361	Interpublic Group of Cos., Inc.	13,162
197	Liberty Broadband Corp., Class C(a)	17,687
143	New York Times Co., Class A	4,982
126	Omnicom Group, Inc.	10,835
165	Paramount Global, Class B	3,821

		105,593

	Metals & Mining — 0.3%
144	Alcoa Corp.	7,523
253	Cleveland-Cliffs, Inc.(a)	5,402
130	Commercial Metals Co.	7,055
54	Newmont Corp.	2,858
41	Reliance Steel & Aluminum Co.	9,325
107	Steel Dynamics, Inc.	12,908

		45,071

	Multi-Utilities — 0.1%
96	Consolidated Edison, Inc.	9,150
39	DTE Energy Co.	4,538
25	WEC Energy Group, Inc.	2,350

		16,038

	Multiline Retail — 0.1%
287	Macy’s, Inc.	6,782
48	Target Corp.	8,263

		15,045

	Oil, Gas & Consumable Fuels — 1.3%
655	Antero Midstream Corp.	7,140
175	Antero Resources Corp.(a)	5,047
701	APA Corp.	31,075
66	Chevron Corp.	11,485
430	CNX Resources Corp.(a)	7,194
203	ConocoPhillips	24,740
293	EOG Resources, Inc.	38,749
122	Exxon Mobil Corp.	14,153
131	HF Sinclair Corp.	7,454
479	Kinder Morgan, Inc.	8,766
88	ONEOK, Inc.	6,026
69	Phillips 66	6,919
15	Pioneer Natural Resources Co.	3,455
229	Range Resources Corp.	5,730
866	Southwestern Energy Co.(a)	4,780
35	Valero Energy Corp.	4,901
	Oil, Gas & Consumable Fuels — continued
177	Williams Cos., Inc.	5,706

		193,320

	Personal Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	4,156

	Pharmaceuticals — 1.1%
133	Bristol-Myers Squibb Co.	9,662
25	Eli Lilly & Co.	8,604
57	Jazz Pharmaceuticals PLC(a)	8,930
176	Johnson & Johnson	28,762
138	Merck & Co., Inc.	14,823
318	Novartis AG, Sponsored ADR	28,817
167	Novo Nordisk AS, Sponsored ADR	23,176
129	Perrigo Co. PLC	4,827
231	Pfizer, Inc.	10,201
496	Roche Holding AG, Sponsored ADR	19,418
79	Zoetis, Inc.	13,074

		170,294

	Professional Services — 0.3%
114	Equifax, Inc.	25,331
80	Exponent, Inc.	8,203
107	Korn Ferry	5,777
46	Leidos Holdings, Inc.	4,547
64	ManpowerGroup, Inc.	5,578

		49,436

	Real Estate Management & Development — 0.3%
495	CBRE Group, Inc., Class A(a)	42,327
54	Jones Lang LaSalle, Inc.(a)	9,983

		52,310

	REITs – Apartments — 0.1%
33	AvalonBay Communities, Inc.	5,855
49	Camden Property Trust	6,037
124	Equity Residential	7,893

		19,785

	REITs – Diversified — 0.2%
460	American Assets Trust, Inc.	13,092
15	American Tower Corp.	3,351
31	Crown Castle, Inc.	4,591
6	Equinix, Inc.	4,429
145	VICI Properties, Inc.	4,956
87	Weyerhaeuser Co.	2,995

		33,414

	REITs – Health Care — 0.1%
546	Physicians Realty Trust	8,659
48	Ventas, Inc.	2,487
21	Welltower, Inc.	1,576

		12,722

	REITs – Hotels — 0.0%
146	Host Hotels & Resorts, Inc.	2,752

	REITs – Mortgage — 0.0%
377	KKR Real Estate Finance Trust, Inc.	6,006

	REITs – Office Property — 0.4%
961	Brandywine Realty Trust	6,304
471	Corporate Office Properties Trust	13,221
327	Douglas Emmett, Inc.	5,477
436	Easterly Government Properties, Inc.	7,080
518	Highwoods Properties, Inc.	15,732
145	Kilroy Realty Corp.	5,951

		53,765

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
26	Simon Property Group, Inc.	$3,340

	REITs – Shopping Centers — 0.1%
778	Brixmor Property Group, Inc.	18,306

	REITs – Single Tenant — 0.1%
265	National Retail Properties, Inc.	12,548

	REITs – Warehouse/Industrials — 0.1%
58	Prologis, Inc.	7,498

	Road & Rail — 0.4%
292	CSX Corp.	9,029
22	J.B. Hunt Transport Services, Inc.	4,159
42	Norfolk Southern Corp.	10,324
56	Ryder System, Inc.	5,287
28	Saia, Inc.(a)	7,638
494	Uber Technologies, Inc.(a)	15,279
28	Union Pacific Corp.	5,717

		57,433

	Semiconductors & Semiconductor Equipment — 1.6%
135	Advanced Micro Devices, Inc.(a)	10,145
79	Analog Devices, Inc.	13,546
18	Broadcom, Inc.	10,530
81	Cirrus Logic, Inc.(a)	7,322
362	Intel Corp.	10,230
144	Lattice Semiconductor Corp.(a)	10,914
64	Micron Technology, Inc.	3,859
480	NVIDIA Corp.	93,778
44	Qorvo, Inc.(a)	4,781
280	QUALCOMM, Inc.	37,299
56	Silicon Laboratories, Inc.(a)	8,787
75	Synaptics, Inc.(a)	9,377
80	Texas Instruments, Inc.	14,177
46	Universal Display Corp.	6,096
81	Wolfspeed, Inc.(a)	6,238

		247,079

	Software — 3.8%
103	Adobe, Inc.(a)	38,145
43	ANSYS, Inc.(a)	11,453
24	Aspen Technology, Inc.(a)	4,770
267	Autodesk, Inc.(a)	57,448
23	Cadence Design Systems, Inc.(a)	4,205
33	Ceridian HCM Holding, Inc.(a)	2,385
225	Dynatrace, Inc.(a)	8,647
14	Fair Isaac Corp.(a)	9,323
152	Gen Digital, Inc.	3,498
24	Intuit, Inc.	10,144
559	Microsoft Corp.	138,526
1,194	Oracle Corp.	105,621
43	Paylocity Holding Corp.(a)	8,956
57	Qualys, Inc.(a)	6,576
23	Roper Technologies, Inc.	9,815
495	Salesforce, Inc.(a)	83,145
52	SPS Commerce, Inc.(a)	7,076
14	Synopsys, Inc.(a)	4,953
14	Tyler Technologies, Inc.(a)	4,519
336	Workday, Inc., Class A(a)	60,961

		580,166

	Specialty Retail — 0.5%
26	Asbury Automotive Group, Inc.(a)	5,720
17	Best Buy Co., Inc.	1,508
86	Boot Barn Holdings, Inc.(a)	7,180
56	Dick’s Sporting Goods, Inc.	7,323
	Specialty Retail — continued
53	Five Below, Inc.(a)	10,448
61	Home Depot, Inc.	19,774
25	Lithia Motors, Inc.	6,580
19	Ross Stores, Inc.	2,246
120	TJX Cos., Inc.	9,823
55	Williams-Sonoma, Inc.	7,422

		78,024

	Technology Hardware, Storage & Peripherals — 0.4%
421	Apple, Inc.	60,746
177	Hewlett Packard Enterprise Co.	2,855
99	HP, Inc.	2,885

		66,486

	Textiles, Apparel & Luxury Goods — 0.5%
49	Crocs, Inc.(a)	5,967
26	Deckers Outdoor Corp.(a)	11,114
132	NIKE, Inc., Class B	16,808
105	PVH Corp.	9,439
1,628	Under Armour, Inc., Class A(a)	20,171
743	Under Armour, Inc., Class C(a)	8,099

		71,598

	Thrifts & Mortgage Finance — 0.1%
906	MGIC Investment Corp.	12,793

	Trading Companies & Distributors — 0.0%
54	GATX Corp.	6,180

	Water Utilities — 0.1%
84	American States Water Co.	7,910
33	American Water Works Co., Inc.	5,164
178	Essential Utilities, Inc.	8,318

		21,392

	Total Common Stocks (Identified Cost $6,235,668)	6,375,593

Principal Amount
Bonds and Notes — 16.3%
	Automotive — 0.3%
$24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	23,304
10,000	Lear Corp., 4.250%, 5/15/2029	9,401
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,823

		47,528

	Banking — 2.6%
22,000	American Express Co., 3.700%, 8/03/2023	21,874
26,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	24,800
23,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	22,690
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,809
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	25,920
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,866
24,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	23,454
25,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	24,460
28,000	KeyCorp, MTN, 2.550%, 10/01/2029	24,370
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	10,344
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	11,694
16,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	14,276

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$29,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$27,251
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	25,041
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,555
16,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	15,626
18,000	State Street Corp., 2.400%, 1/24/2030	15,848
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,418
27,000	Truist Bank, 3.200%, 4/01/2024	26,557
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	22,976

		399,829

	Brokerage — 0.3%
29,000	BlackRock, Inc., 2.400%, 4/30/2030	25,486
31,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	22,373

		47,859

	Building Materials — 0.3%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,604
26,000	Owens Corning, 3.950%, 8/15/2029	24,652

		38,256

	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,608

	Diversified Manufacturing — 0.3%
30,000	3M Co., 3.050%, 4/15/2030	27,016
13,000	Emerson Electric Co., 2.000%, 12/21/2028	11,437

		38,453

	Electric — 0.9%
25,000	Duke Energy Corp., 3.750%, 4/15/2024	24,668
31,000	Entergy Corp., 0.900%, 9/15/2025	27,855
16,000	Exelon Corp., 4.050%, 4/15/2030	15,406
27,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	22,877
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,259
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,250
33,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	31,995

		137,310

	Environmental — 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	12,807
12,000	Waste Management, Inc., 2.950%, 6/01/2041	9,469

		22,276

	Finance Companies — 0.2%
16,000	Ares Capital Corp., 3.250%, 7/15/2025	15,063
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	14,216

		29,279

	Food & Beverage — 0.6%
29,000	Coca-Cola Co., 1.450%, 6/01/2027	26,152
25,000	General Mills, Inc., 4.000%, 4/17/2025	24,614
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	11,576
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	25,450

		87,792

	Government Owned – No Guarantee — 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	15,742
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	52,845

		68,587

	Health Insurance — 0.3%
26,000	Elevance Health, Inc., 4.101%, 3/01/2028	25,520
	Health Insurance — continued
22,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	24,404

		49,924

	Healthcare — 0.5%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,804
24,000	Cigna Corp., 3.750%, 7/15/2023	23,868
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,865
12,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	11,521
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,485
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	15,160

		79,703

	Integrated Energy — 0.3%
27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	26,251
18,000	Shell International Finance BV, 6.375%, 12/15/2038	20,983

		47,234

	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,190
19,000	Manulife Financial Corp., 3.703%, 3/16/2032	17,570

		23,760

	Mortgage Related — 3.7%
108,423	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	95,018
63,587	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	57,823
63,222	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	59,344
5,806	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	5,607
89,513	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	75,464
80,434	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	70,727
120,814	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	110,255
59,825	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	56,256
26,808	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	25,909
2,409	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	2,421

		558,824

	Natural Gas — 0.2%
32,000	NiSource, Inc., 0.950%, 8/15/2025	29,164

	Pharmaceuticals — 0.4%
25,000	AbbVie, Inc., 3.600%, 5/14/2025	24,367
15,000	Biogen, Inc., 2.250%, 5/01/2030	12,718
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	15,249
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,489

		61,823

	Property & Casualty Insurance — 0.0%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,045

	Railroads — 0.2%
29,000	CSX Corp., 2.600%, 11/01/2026	27,117

	REITs – Apartments — 0.1%
14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,228

	REITs – Health Care — 0.1%
14,000	Welltower OP LLC, 2.800%, 6/01/2031	11,672

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — 0.4%
$26,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$25,383
12,000	Boston Properties LP, 2.750%, 10/01/2026	11,033
32,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	25,148

		61,564

	REITs – Single Tenant — 0.1%
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,516
8,000	Spirit Realty LP, 2.700%, 2/15/2032	6,198

		15,714

	REITs – Warehouse/Industrials — 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	12,640

	Restaurants — 0.2%
30,000	Starbucks Corp., 2.250%, 3/12/2030	25,892

	Retailers — 0.3%
11,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,226
35,000	TJX Cos., Inc., 1.150%, 5/15/2028	30,167

		40,393

	Technology — 0.9%
27,000	Apple, Inc., 2.500%, 2/09/2025	26,054
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,553
14,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	12,850
16,000	Intel Corp., 2.450%, 11/15/2029	14,063
23,000	International Business Machines Corp., 4.000%, 6/20/2042	20,048
15,000	NVIDIA Corp., 2.850%, 4/01/2030	13,634
24,000	Oracle Corp., 2.950%, 5/15/2025	23,055
32,000	QUALCOMM, Inc., 1.650%, 5/20/2032	25,767

		137,024

	Treasuries — 1.8%
44,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	25,855
27,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	21,537
21,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	16,866
48,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	41,323
46,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	40,500
35,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	30,825
43,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	38,013
65,000	U.S. Treasury Notes, 0.375%, 11/30/2025	58,906

		273,825

	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	14,696

	Wireless — 0.2%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	24,733

	Wirelines — 0.2%
14,000	AT&T, Inc., 3.650%, 6/01/2051	10,771
23,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	23,309

		34,080

	Total Bonds and Notes (Identified Cost $2,707,675)	2,471,832

Shares
Exchange-Traded Funds — 5.6%
11,893	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $867,969)	853,323

Mutual Funds — 9.1%
37,364	WCM Focused Emerging Markets Fund, Institutional Class	522,727
39,939	WCM Focused International Growth Fund, Institutional Class	856,691

	Total Mutual Funds (Identified Cost $1,506,529)	1,379,418

Affiliated Mutual Funds — 24.4%
75,963	Loomis Sayles Inflation Protected Securities Fund, Class N	748,991
84,239	Loomis Sayles Limited Term Government and Agency Fund, Class N	908,094
144,199	Mirova Global Green Bond Fund, Class N	1,193,966
74,361	Mirova International Sustainable Equity Fund, Class N	856,643

	Total Affiliated Mutual Funds (Identified Cost $4,105,179)	3,707,694

Principal Amount
Short-Term Investments — 2.9%
$432,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $432,343 on 2/01/2023 collateralized by $451,300 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $441,322 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $432,321)	432,321

	Total Investments — 100.3% (Identified Cost $15,855,341)	15,220,181
	Other assets less liabilities — (0.3)%	(51,207)

	Net Assets — 100.0%	$15,168,974

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $24,747 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2030 Fund – (continued)

Asset Allocation Summary at January 31, 2023

Equity	62.3%
Fixed Income	35.1
Short-Term Investments	2.9

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 48.1% of Net Assets
	Aerospace & Defense — 1.1%
261	AAR Corp.(a)	$13,426
57	Axon Enterprise, Inc.(a)	11,140
561	Boeing Co.(a)	119,493
41	L3Harris Technologies, Inc.	8,808
36	Lockheed Martin Corp.	16,677
74	Moog, Inc., Class A	7,054
133	Raytheon Technologies Corp.	13,280

		189,878

	Air Freight & Logistics — 0.4%
348	Expeditors International of Washington, Inc.	37,636
28	FedEx Corp.	5,428
215	GXO Logistics, Inc.(a)	11,251
88	United Parcel Service, Inc., Class B	16,300

		70,615

	Airlines — 0.2%
275	Alaska Air Group, Inc.(a)	14,119
251	Delta Air Lines, Inc.(a)	9,814
741	JetBlue Airways Corp.(a)	5,928

		29,861

	Auto Components — 0.5%
42	Aptiv PLC(a)	4,750
806	BorgWarner, Inc.	38,108
561	Dana, Inc.	10,176
310	Magna International, Inc.	20,131
101	Mobileye Global, Inc., Class A(a)	3,899
75	Visteon Corp.(a)	11,725

		88,789

	Automobiles — 0.9%
1,418	General Motors Co.	55,756
466	Tesla, Inc.(a)	80,720
70	Thor Industries, Inc.	6,673

		143,149

	Banks — 2.6%
340	Ameris Bancorp	16,034
1,585	Bank of America Corp.	56,236
1,121	Citigroup, Inc.	58,539
138	Citizens Financial Group, Inc.	5,978
243	East West Bancorp, Inc.	19,080
615	First Financial Bancorp	15,578
56	First Republic Bank	7,889
1,833	FNB Corp.	26,157
1,279	Fulton Financial Corp.	21,398
582	Huntington Bancshares, Inc.	8,829
345	International Bancshares Corp.	16,170
296	JPMorgan Chase & Co.	41,428
213	KeyCorp	4,088
115	PNC Financial Services Group, Inc.	19,024
167	Regions Financial Corp.	3,931
14	SVB Financial Group(a)	4,234
398	Truist Financial Corp.	19,657
533	Trustmark Corp.	15,521
179	U.S. Bancorp	8,914
324	Webster Financial Corp.	17,059
1,235	Wells Fargo & Co.	57,885

		443,629

	Beverages — 0.8%
63	Boston Beer Co., Inc., Class A(a)	24,482
217	Coca-Cola Co.	13,307
	Beverages — continued
185	Keurig Dr Pepper, Inc.	6,527
829	Monster Beverage Corp.(a)	86,282
41	PepsiCo, Inc.	7,012

		137,610

	Biotechnology — 1.3%
70	AbbVie, Inc.	10,342
293	Alnylam Pharmaceuticals, Inc.(a)	66,335
25	Amgen, Inc.	6,310
26	Biogen, Inc.(a)	7,563
85	BioMarin Pharmaceutical, Inc.(a)	9,805
331	CRISPR Therapeutics AG(a)	16,888
107	Gilead Sciences, Inc.	8,982
156	Halozyme Therapeutics, Inc.(a)	8,076
75	Incyte Corp.(a)	6,386
97	Neurocrine Biosciences, Inc.(a)	10,760
74	Regeneron Pharmaceuticals, Inc.(a)	56,127
26	United Therapeutics Corp.(a)	6,842
12	Vertex Pharmaceuticals, Inc.(a)	3,877

		218,293

	Building Products — 0.7%
151	Builders FirstSource, Inc.(a)	12,035
56	Carlisle Cos., Inc.	14,048
103	Carrier Global Corp.	4,690
391	Fortune Brands Innovations, Inc.	25,223
43	Lennox International, Inc.	11,207
567	Masco Corp.	30,164
647	MasterBrand, Inc.(a)	5,952
129	Owens Corning	12,468
97	Trex Co., Inc.(a)	5,114

		120,901

	Capital Markets — 2.9%
786	Bank of New York Mellon Corp.	39,748
11	BlackRock, Inc.	8,351
42	Cboe Global Markets, Inc.	5,161
477	Charles Schwab Corp.	36,929
71	CME Group, Inc.	12,543
81	FactSet Research Systems, Inc.	34,258
144	Goldman Sachs Group, Inc.	52,677
477	Intercontinental Exchange, Inc.	51,301
247	Janus Henderson Group PLC	6,402
1,194	KKR & Co., Inc.	66,637
15	MarketAxess Holdings, Inc.	5,458
25	Moody’s Corp.	8,069
97	Morgan Stanley	9,441
67	MSCI, Inc.	35,615
31	Northern Trust Corp.	3,006
49	S&P Global, Inc.	18,372
505	SEI Investments Co.	31,527
576	State Street Corp.	52,606
30	T. Rowe Price Group, Inc.	3,494
54	Virtus Investment Partners, Inc.	11,604

		493,199

	Chemicals — 0.5%
14	Air Products & Chemicals, Inc.	4,487
47	DuPont de Nemours, Inc.	3,476
30	Ecolab, Inc.	4,645
151	HB Fuller Co.	10,434
107	Innospec, Inc.	12,093
56	Linde PLC	18,533
175	Livent Corp.(a)	4,536
114	Minerals Technologies, Inc.	7,917

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
20	Sherwin-Williams Co.	$4,732
74	Stepan Co.	8,128

		78,981

	Commercial Services & Supplies — 0.1%
77	MSA Safety, Inc.	10,502
27	Waste Management, Inc.	4,178

		14,680

	Communications Equipment — 0.1%
183	Ciena Corp.(a)	9,520
55	F5, Inc.(a)	8,121
91	Lumentum Holdings, Inc.(a)	5,476

		23,117

	Construction & Engineering — 0.2%
300	AECOM	26,181

	Construction Materials — 0.2%
31	Martin Marietta Materials, Inc.	11,149
73	Vulcan Materials Co.	13,383

		24,532

	Consumer Finance — 0.9%
1,656	Ally Financial, Inc.	53,803
263	American Express Co.	46,007
460	Capital One Financial Corp.	54,740
100	Synchrony Financial	3,673

		158,223

	Containers & Packaging — 0.1%
33	Ball Corp.	1,922
249	Sonoco Products Co.	15,216

		17,138

	Distributors — 0.0%
38	Genuine Parts Co.	6,377

	Diversified Consumer Services — 0.1%
91	Grand Canyon Education, Inc.(a)	10,607
187	Service Corp. International	13,866

		24,473

	Diversified Telecommunication Services — 0.5%
1,199	AT&T, Inc.	24,424
422	Frontier Communications Parent, Inc.(a)	12,495
199	Iridium Communications, Inc.(a)	11,908
219	Lumen Technologies, Inc.	1,150
881	Verizon Communications, Inc.	36,623

		86,600

	Electric Utilities — 0.4%
189	American Electric Power Co., Inc.	17,758
237	Eversource Energy	19,512
127	Exelon Corp.	5,358
161	FirstEnergy Corp.	6,593
102	IDACORP, Inc.	10,793

		60,014

	Electrical Equipment — 0.4%
106	Eaton Corp. PLC	17,194
143	Emerson Electric Co.	12,901
70	Hubbell, Inc.	16,024
84	Regal Rexnord Corp.	11,693
25	Rockwell Automation, Inc.	7,051
196	Sunrun, Inc.(a)	5,151

		70,014

	Electronic Equipment, Instruments & Components — 0.6%
148	Advanced Energy Industries, Inc.	13,725
67	Amphenol Corp., Class A	5,345
313	Avnet, Inc.	14,360
197	Cognex Corp.	10,784
60	Corning, Inc.	2,077
38	Keysight Technologies, Inc.(a)	6,815
39	Littelfuse, Inc.	10,011
259	TE Connectivity Ltd.	32,932
15	Teledyne Technologies, Inc.(a)	6,364
14	Zebra Technologies Corp., Class A(a)	4,426

		106,839

	Energy Equipment & Services — 0.2%
160	Baker Hughes Co.	5,078
335	ChampionX Corp.	11,062
431	NOV, Inc.	10,534
106	Schlumberger Ltd.	6,040

		32,714

	Entertainment — 1.9%
213	Activision Blizzard, Inc.	16,310
68	Electronic Arts, Inc.	8,750
334	Netflix, Inc.(a)	118,189
231	Take-Two Interactive Software, Inc.(a)	26,156
1,064	Walt Disney Co.(a)	115,433
2,756	Warner Bros. Discovery, Inc.(a)	40,844

		325,682

	Food & Staples Retailing — 0.4%
152	BJ’s Wholesale Club Holdings, Inc.(a)	11,015
31	Costco Wholesale Corp.	15,845
80	Kroger Co.	3,570
187	SpartanNash Co.	5,924
231	Sprouts Farmers Market, Inc.(a)	7,381
102	Walgreens Boots Alliance, Inc.	3,760
155	Walmart, Inc.	22,300

		69,795

	Food Products — 0.7%
143	Campbell Soup Co.	7,426
228	Conagra Brands, Inc.	8,479
140	Darling Ingredients, Inc.(a)	9,281
116	General Mills, Inc.	9,090
39	Hershey Co.	8,759
232	Hormel Foods Corp.	10,512
102	Ingredion, Inc.	10,485
41	J.M. Smucker Co.	6,265
162	Kellogg Co.	11,110
141	Kraft Heinz Co.	5,715
130	McCormick & Co., Inc.	9,766
282	Mondelez International, Inc., Class A	18,454

		115,342

	Gas Utilities — 0.2%
341	New Jersey Resources Corp.	17,023
117	ONE Gas, Inc.	9,636

		26,659

	Health Care Equipment & Supplies — 0.8%
134	Abbott Laboratories	14,814
13	Align Technology, Inc.(a)	3,507
85	Baxter International, Inc.	3,884
51	Becton Dickinson & Co.	12,863
12	Cooper Cos., Inc.	4,187
58	Edwards Lifesciences Corp.(a)	4,449

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
27	GE HealthCare Technologies, Inc.(a)	$1,877
96	Globus Medical, Inc., Class A(a)	7,248
73	Haemonetics Corp.(a)	6,176
90	Intuitive Surgical, Inc.(a)	22,112
190	LeMaitre Vascular, Inc.	8,964
180	Medtronic PLC	15,064
40	Penumbra, Inc.(a)	10,016
28	Shockwave Medical, Inc.(a)	5,262
68	STAAR Surgical Co.(a)	4,797
24	Stryker Corp.	6,092
10	Teleflex, Inc.	2,434

		133,746

	Health Care Providers & Services — 0.9%
156	Acadia Healthcare Co., Inc.(a)	13,107
45	Centene Corp.(a)	3,431
25	Chemed Corp.	12,628
39	Cigna Corp.	12,350
157	CVS Health Corp.	13,851
11	Elevance Health, Inc.	5,500
87	Encompass Health Corp.	5,433
151	HCA Healthcare, Inc.	38,516
79	Henry Schein, Inc.(a)	6,806
9	Humana, Inc.	4,605
23	Laboratory Corp. of America Holdings	5,799
244	Select Medical Holdings Corp.	7,093
131	Tenet Healthcare Corp.(a)	7,185
42	UnitedHealth Group, Inc.	20,966

		157,270

	Health Care Technology — 0.4%
1,076	Doximity, Inc., Class A(a)	37,950
187	Veeva Systems, Inc., Class A(a)	31,893

		69,843

	Hotels, Restaurants & Leisure — 1.6%
32	Booking Holdings, Inc.(a)	77,891
3	Chipotle Mexican Grill, Inc.(a)	4,939
118	Hilton Worldwide Holdings, Inc.	17,121
113	Marriott Vacations Worldwide Corp.	18,085
77	McDonald’s Corp.	20,590
548	Starbucks Corp.	59,809
254	Travel & Leisure Co.	10,762
545	Yum China Holdings, Inc.	33,577
222	Yum! Brands, Inc.	28,973

		271,747

	Household Durables — 0.5%
48	DR Horton, Inc.	4,737
311	KB Home	11,958
122	Meritage Homes Corp.(a)	13,138
701	PulteGroup, Inc.	39,880
325	Taylor Morrison Home Corp.(a)	11,635

		81,348

	Household Products — 0.5%
212	Church & Dwight Co., Inc.	17,142
90	Colgate-Palmolive Co.	6,708
374	Energizer Holdings, Inc.	13,876
264	Procter & Gamble Co.	37,588

		75,314

	Independent Power & Renewable Electricity Producers — 0.1%
398	AES Corp.	10,909

	Industrial Conglomerates — 0.3%
142	3M Co.	16,341
89	General Electric Co.	7,163
121	Honeywell International, Inc.	25,226

		48,730

	Insurance — 1.3%
34	Allstate Corp.	4,368
321	American International Group, Inc.	20,293
39	Assurant, Inc.	5,171
50	Chubb Ltd.	11,374
179	First American Financial Corp.	11,075
108	Hanover Insurance Group, Inc.	14,535
125	Hartford Financial Services Group, Inc.	9,701
49	Marsh & McLennan Cos., Inc.	8,570
89	Prudential Financial, Inc.	9,340
240	Reinsurance Group of America, Inc.	36,425
155	Selective Insurance Group, Inc.	14,725
91	Travelers Cos., Inc.	17,392
193	Willis Towers Watson PLC	49,059

		212,028

	Interactive Media & Services — 2.3%
761	Alphabet, Inc., Class A(a)	75,217
1,435	Alphabet, Inc., Class C(a)	143,313
874	Meta Platforms, Inc., Class A(a)	130,200
1,333	Pinterest, Inc., Class A(a)	35,045
260	Yelp, Inc.(a)	8,193

		391,968

	Internet & Direct Marketing Retail — 1.8%
266	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,313
2,186	Amazon.com, Inc.(a)	225,442
799	eBay, Inc.	39,551
81	Etsy, Inc.(a)	11,144

		305,450

	IT Services — 2.1%
60	Accenture PLC, Class A	16,743
25	Automatic Data Processing, Inc.	5,645
339	Block, Inc.(a)	27,703
164	Cognizant Technology Solutions Corp., Class A	10,947
71	Concentrix Corp.	10,069
384	Fiserv, Inc.(a)	40,965
31	Gartner, Inc.(a)	10,482
191	Global Payments, Inc.	21,530
50	International Business Machines Corp.	6,737
25	Jack Henry & Associates, Inc.	4,502
27	Mastercard, Inc., Class A	10,006
28	Paychex, Inc.	3,244
500	PayPal Holdings, Inc.(a)	40,745
533	Shopify, Inc., Class A(a)	26,261
17	VeriSign, Inc.(a)	3,707
460	Visa, Inc., Class A	105,897
53	WEX, Inc.(a)	9,803

		354,986

	Leisure Products — 0.1%
541	Mattel, Inc.(a)	11,069
172	YETI Holdings, Inc.(a)	7,699

		18,768

	Life Sciences Tools & Services — 0.4%
37	Agilent Technologies, Inc.	5,627
185	Illumina, Inc.(a)	39,627
58	Repligen Corp.(a)	10,747

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
12	Thermo Fisher Scientific, Inc.	$6,844

		62,845

	Machinery — 1.3%
79	AGCO Corp.	10,912
27	Caterpillar, Inc.	6,812
30	Chart Industries, Inc.(a)	4,019
51	Cummins, Inc.	12,727
42	Deere & Co.	17,759
73	Dover Corp.	11,084
110	Fortive Corp.	7,483
290	Graco, Inc.	19,813
22	Illinois Tool Works, Inc.	5,193
173	ITT, Inc.	15,845
137	Oshkosh Corp.	13,807
201	PACCAR, Inc.	21,971
146	Parker-Hannifin Corp.	47,596
153	Terex Corp.	7,798
151	Toro Co.	16,840

		219,659

	Media — 0.8%
8	Cable One, Inc.	6,319
49	Charter Communications, Inc., Class A(a)	18,831
1,116	Comcast Corp., Class A	43,915
464	Interpublic Group of Cos., Inc.	16,918
250	Liberty Broadband Corp., Class C(a)	22,445
167	New York Times Co., Class A	5,818
158	Omnicom Group, Inc.	13,586
186	Paramount Global, Class B	4,308

		132,140

	Metals & Mining — 0.3%
173	Alcoa Corp.	9,038
296	Cleveland-Cliffs, Inc.(a)	6,320
175	Commercial Metals Co.	9,497
72	Newmont Corp.	3,811
54	Reliance Steel & Aluminum Co.	12,282
141	Steel Dynamics, Inc.	17,010

		57,958

	Multi-Utilities — 0.1%
127	Consolidated Edison, Inc.	12,104
49	DTE Energy Co.	5,702
30	WEC Energy Group, Inc.	2,820

		20,626

	Multiline Retail — 0.1%
335	Macy’s, Inc.	7,916
63	Target Corp.	10,845

		18,761

	Oil, Gas & Consumable Fuels — 1.5%
858	Antero Midstream Corp.	9,352
203	Antero Resources Corp.(a)	5,855
891	APA Corp.	39,498
85	Chevron Corp.	14,792
564	CNX Resources Corp.(a)	9,436
258	ConocoPhillips	31,442
371	EOG Resources, Inc.	49,065
157	Exxon Mobil Corp.	18,214
173	HF Sinclair Corp.	9,844
621	Kinder Morgan, Inc.	11,364
115	ONEOK, Inc.	7,875
82	Phillips 66	8,222
19	Pioneer Natural Resources Co.	4,377
	Oil, Gas & Consumable Fuels — continued
268	Range Resources Corp.	6,705
1,014	Southwestern Energy Co.(a)	5,597
44	Valero Energy Corp.	6,161
232	Williams Cos., Inc.	7,480

		245,279

	Personal Products — 0.0%
21	Estee Lauder Cos., Inc., Class A	5,819

	Pharmaceuticals — 1.3%
170	Bristol-Myers Squibb Co.	12,351
33	Eli Lilly & Co.	11,357
75	Jazz Pharmaceuticals PLC(a)	11,750
228	Johnson & Johnson	37,260
178	Merck & Co., Inc.	19,119
382	Novartis AG, Sponsored ADR	34,617
208	Novo Nordisk AS, Sponsored ADR	28,866
151	Perrigo Co. PLC	5,650
303	Pfizer, Inc.	13,380
619	Roche Holding AG, Sponsored ADR	24,234
105	Zoetis, Inc.	17,376

		215,960

	Professional Services — 0.4%
145	Equifax, Inc.	32,219
105	Exponent, Inc.	10,766
126	Korn Ferry	6,803
56	Leidos Holdings, Inc.	5,535
75	ManpowerGroup, Inc.	6,537

		61,860

	Real Estate Management & Development — 0.4%
631	CBRE Group, Inc., Class A(a)	53,957
71	Jones Lang LaSalle, Inc.(a)	13,126

		67,083

	REITs – Apartments — 0.1%
43	AvalonBay Communities, Inc.	7,630
59	Camden Property Trust	7,269
149	Equity Residential	9,484

		24,383

	REITs – Diversified — 0.3%
611	American Assets Trust, Inc.	17,389
20	American Tower Corp.	4,468
39	Crown Castle, Inc.	5,776
7	Equinix, Inc.	5,167
182	VICI Properties, Inc.	6,221
98	Weyerhaeuser Co.	3,374

		42,395

	REITs – Health Care — 0.1%
715	Physicians Realty Trust	11,340
53	Ventas, Inc.	2,746
26	Welltower, Inc.	1,951

		16,037

	REITs – Hotels — 0.0%
159	Host Hotels & Resorts, Inc.	2,997

	REITs – Mortgage — 0.0%
441	KKR Real Estate Finance Trust, Inc.	7,025

	REITs – Office Property — 0.4%
1,124	Brandywine Realty Trust	7,374
618	Corporate Office Properties Trust	17,347
383	Douglas Emmett, Inc.	6,415
511	Easterly Government Properties, Inc.	8,299

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — continued
679	Highwoods Properties, Inc.	$20,621
170	Kilroy Realty Corp.	6,977

		67,033

	REITs – Regional Malls — 0.0%
32	Simon Property Group, Inc.	4,111

	REITs – Shopping Centers — 0.1%
1,020	Brixmor Property Group, Inc.	24,001

	REITs – Single Tenant — 0.1%
347	National Retail Properties, Inc.	16,430

	REITs – Warehouse/Industrials — 0.1%
77	Prologis, Inc.	9,955

	Road & Rail — 0.4%
370	CSX Corp.	11,440
27	J.B. Hunt Transport Services, Inc.	5,104
55	Norfolk Southern Corp.	13,520
75	Ryder System, Inc.	7,081
38	Saia, Inc.(a)	10,366
628	Uber Technologies, Inc.(a)	19,424
34	Union Pacific Corp.	6,942

		73,877

	Semiconductors & Semiconductor Equipment — 1.9%
167	Advanced Micro Devices, Inc.(a)	12,550
102	Analog Devices, Inc.	17,490
23	Broadcom, Inc.	13,455
107	Cirrus Logic, Inc.(a)	9,672
457	Intel Corp.	12,915
191	Lattice Semiconductor Corp.(a)	14,476
77	Micron Technology, Inc.	4,643
604	NVIDIA Corp.	118,003
54	Qorvo, Inc.(a)	5,868
346	QUALCOMM, Inc.	46,091
74	Silicon Laboratories, Inc.(a)	11,611
98	Synaptics, Inc.(a)	12,253
103	Texas Instruments, Inc.	18,253
54	Universal Display Corp.	7,156
95	Wolfspeed, Inc.(a)	7,316

		311,752

	Software — 4.4%
132	Adobe, Inc.(a)	48,885
56	ANSYS, Inc.(a)	14,916
28	Aspen Technology, Inc.(a)	5,565
334	Autodesk, Inc.(a)	71,863
28	Cadence Design Systems, Inc.(a)	5,119
37	Ceridian HCM Holding, Inc.(a)	2,674
296	Dynatrace, Inc.(a)	11,375
18	Fair Isaac Corp.(a)	11,987
179	Gen Digital, Inc.	4,119
29	Intuit, Inc.	12,257
711	Microsoft Corp.	176,193
1,502	Oracle Corp.	132,867
57	Paylocity Holding Corp.(a)	11,873
67	Qualys, Inc.(a)	7,729
30	Roper Technologies, Inc.	12,803
631	Salesforce, Inc.(a)	105,989
61	SPS Commerce, Inc.(a)	8,301
18	Synopsys, Inc.(a)	6,368
18	Tyler Technologies, Inc.(a)	5,810
426	Workday, Inc., Class A(a)	77,289

		733,982

	Specialty Retail — 0.6%
31	Asbury Automotive Group, Inc.(a)	6,820
21	Best Buy Co., Inc.	1,863
101	Boot Barn Holdings, Inc.(a)	8,433
67	Dick’s Sporting Goods, Inc.	8,761
70	Five Below, Inc.(a)	13,799
78	Home Depot, Inc.	25,285
29	Lithia Motors, Inc.	7,633
22	Ross Stores, Inc.	2,600
148	TJX Cos., Inc.	12,115
65	Williams-Sonoma, Inc.	8,771

		96,080

	Technology Hardware, Storage & Peripherals — 0.5%
538	Apple, Inc.	77,628
222	Hewlett Packard Enterprise Co.	3,581
135	HP, Inc.	3,934

		85,143

	Textiles, Apparel & Luxury Goods — 0.6%
65	Crocs, Inc.(a)	7,915
34	Deckers Outdoor Corp.(a)	14,534
173	NIKE, Inc., Class B	22,028
138	PVH Corp.	12,406
2,033	Under Armour, Inc., Class A(a)	25,189
974	Under Armour, Inc., Class C(a)	10,617

		92,689

	Thrifts & Mortgage Finance — 0.1%
1,202	MGIC Investment Corp.	16,972

	Trading Companies & Distributors — 0.0%
64	GATX Corp.	7,325

	Water Utilities — 0.2%
110	American States Water Co.	10,359
44	American Water Works Co., Inc.	6,885
234	Essential Utilities, Inc.	10,935

		28,179

	Total Common Stocks (Identified Cost $7,855,347)	8,103,748

Principal Amount
Bonds and Notes — 11.7%
	Automotive — 0.2%
$18,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	17,478
10,000	Lear Corp., 4.250%, 5/15/2029	9,401
11,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	9,591

		36,470

	Banking — 1.8%
16,000	American Express Co., 3.700%, 8/03/2023	15,908
20,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	19,077
17,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	16,771
8,000	Bank of Nova Scotia, 3.400%, 2/11/2024	7,883
19,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	16,982
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,889
21,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	20,522
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	20,546
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	19,148
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,582

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$11,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	$10,719
13,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	11,599
20,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	18,794
20,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	20,033
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,618
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,743
12,000	State Street Corp., 2.400%, 1/24/2030	10,565
11,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,225
19,000	Truist Bank, 3.200%, 4/01/2024	18,689
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	19,147

		303,440

	Brokerage — 0.2%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	20,212
22,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,878

		36,090

	Building Materials — 0.2%
11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,977
22,000	Owens Corning, 3.950%, 8/15/2029	20,859

		30,836

	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,739

	Diversified Manufacturing — 0.2%
22,000	3M Co., 3.050%, 4/15/2030	19,812
8,000	Emerson Electric Co., 2.000%, 12/21/2028	7,038

		26,850

	Electric — 0.6%
21,000	Duke Energy Corp., 3.750%, 4/15/2024	20,722
21,000	Entergy Corp., 0.900%, 9/15/2025	18,869
15,000	Exelon Corp., 4.050%, 4/15/2030	14,443
21,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	17,793
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,663
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,250
24,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	23,269

		104,009

	Environmental — 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	8,004
11,000	Waste Management, Inc., 2.950%, 6/01/2041	8,680

		16,684

	Finance Companies — 0.1%
9,000	Ares Capital Corp., 3.250%, 7/15/2025	8,473
10,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	8,885

		17,358

	Food & Beverage — 0.4%
23,000	Coca-Cola Co., 1.450%, 6/01/2027	20,742
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,630
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,904
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	19,996

		73,272

	Government Owned – No Guarantee — 0.3%
14,000	Equinor ASA, 3.625%, 4/06/2040	12,243
30,000	Federal National Mortgage Association, 6.625%, 11/15/2030	36,031

		48,274

	Health Insurance — 0.2%
19,000	Elevance Health, Inc., 4.101%, 3/01/2028	18,649
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,749

		36,398

	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,843
8,000	Cigna Corp., 3.750%, 7/15/2023	7,956
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,882
9,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	8,641
9,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	8,614
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,701

		50,637

	Integrated Energy — 0.2%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,389
12,000	Shell International Finance BV, 6.375%, 12/15/2038	13,989

		35,378

	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,127
13,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,022

		16,149

	Mortgage Related — 2.6%
80,346	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	70,410
62,480	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	56,798
65,760	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	61,711
3,871	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,738
65,687	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	55,354
72,188	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	63,399
72,357	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	66,051
38,146	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	35,860
25,901	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	25,027
1,336	Federal National Mortgage Association, 4.500%, 5/01/2049	1,343

		439,691

	Natural Gas — 0.1%
23,000	NiSource, Inc., 0.950%, 8/15/2025	20,962

	Pharmaceuticals — 0.3%
19,000	AbbVie, Inc., 3.600%, 5/14/2025	18,519
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,783
17,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	16,202
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,489

		50,993

	Property & Casualty Insurance — 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,284

	Railroads — 0.1%
18,000	CSX Corp., 2.600%, 11/01/2026	16,831

	REITs – Apartments — 0.0%
9,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,861

	REITs – Health Care — 0.1%
11,000	Welltower OP LLC, 2.800%, 6/01/2031	9,171

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — 0.3%
$18,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$17,573
11,000	Boston Properties LP, 2.750%, 10/01/2026	10,113
19,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	14,932

		42,618

	REITs – Single Tenant — 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,710
7,000	Spirit Realty LP, 2.700%, 2/15/2032	5,423

		11,133

	REITs – Warehouse/Industrials — 0.0%
10,000	Prologis LP, 1.250%, 10/15/2030	7,900

	Restaurants — 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	18,125

	Retailers — 0.2%
17,000	Amazon.com, Inc., 3.875%, 8/22/2037	15,803
20,000	TJX Cos., Inc., 1.150%, 5/15/2028	17,238

		33,041

	Technology — 0.7%
17,000	Apple, Inc., 2.500%, 2/09/2025	16,404
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,553
12,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	11,014
15,000	Intel Corp., 2.450%, 11/15/2029	13,184
19,000	International Business Machines Corp., 4.000%, 6/20/2042	16,562
15,000	NVIDIA Corp., 2.850%, 4/01/2030	13,634
18,000	Oracle Corp., 2.950%, 5/15/2025	17,291
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,325

		108,967

	Treasuries — 1.7%
34,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	19,979
23,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	18,346
18,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	14,457
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	45,628
55,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	48,424
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	25,540
39,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	34,477
80,000	U.S. Treasury Notes, 0.375%, 11/30/2025	72,500

		279,351

	Utility Other — 0.1%
19,000	Essential Utilities, Inc., 4.276%, 5/01/2049	16,425

	Wireless — 0.1%
18,000	Vodafone Group PLC, 6.150%, 2/27/2037	19,356

	Wirelines — 0.3%
10,000	AT&T, Inc., 3.650%, 6/01/2051	7,693
37,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	37,498

		45,191

	Total Bonds and Notes (Identified Cost $2,141,451)	1,968,484

Shares
Exchange-Traded Funds — 6.5%
15,258	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,113,242)	1,094,762

Mutual Funds — 10.0%
41,944	WCM Focused Emerging Markets Fund, Institutional Class	586,801
51,038	WCM Focused International Growth Fund, Institutional Class	1,094,765

	Total Mutual Funds (Identified Cost $1,924,279)	1,681,566

Affiliated Mutual Funds — 21.0%
76,224	Loomis Sayles Inflation Protected Securities Fund, Class N	751,572
71,219	Loomis Sayles Limited Term Government and Agency Fund, Class N	767,746
110,916	Mirova Global Green Bond Fund, Class N	918,382
95,338	Mirova International Sustainable Equity Fund, Class N	1,098,293

	Total Affiliated Mutual Funds (Identified Cost $3,958,000)	3,535,993

Principal Amount
Short-Term Investments — 2.6%
$430,218	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $430,239 on 2/01/2023 collateralized by $448,900 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $438,975 including accrued interest (Note 2 of Notes to Financial Statements)	430,218
5,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	4,892

	Total Short-Term Investments (Identified Cost $435,109)	435,110

	Total Investments — 99.9% (Identified Cost $17,427,428)	16,819,663
	Other assets less liabilities — 0.1%	23,166

	Net Assets — 100.0%	$16,842,829

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $19,149 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2035 Fund – (continued)

Asset Allocation Summary at January 31, 2023

Equity	71.1%
Fixed Income	26.2
Short-Term Investments	2.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 53.9% of Net Assets
	Aerospace & Defense — 1.3%
261	AAR Corp.(a)	$13,426
58	Axon Enterprise, Inc.(a)	11,335
597	Boeing Co.(a)	127,161
45	L3Harris Technologies, Inc.	9,667
39	Lockheed Martin Corp.	18,067
84	Moog, Inc., Class A	8,007
135	Raytheon Technologies Corp.	13,480

		201,143

	Air Freight & Logistics — 0.5%
364	Expeditors International of Washington, Inc.	39,367
30	FedEx Corp.	5,816
216	GXO Logistics, Inc.(a)	11,303
88	United Parcel Service, Inc., Class B	16,300

		72,786

	Airlines — 0.2%
274	Alaska Air Group, Inc.(a)	14,067
250	Delta Air Lines, Inc.(a)	9,775
846	JetBlue Airways Corp.(a)	6,768

		30,610

	Auto Components — 0.6%
42	Aptiv PLC(a)	4,750
836	BorgWarner, Inc.	39,526
563	Dana, Inc.	10,213
321	Magna International, Inc.	20,846
105	Mobileye Global, Inc., Class A(a)	4,053
75	Visteon Corp.(a)	11,725

		91,113

	Automobiles — 1.0%
1,454	General Motors Co.	57,171
491	Tesla, Inc.(a)	85,051
79	Thor Industries, Inc.	7,531

		149,753

	Banks — 2.9%
341	Ameris Bancorp	16,081
1,637	Bank of America Corp.	58,081
1,160	Citigroup, Inc.	60,575
131	Citizens Financial Group, Inc.	5,675
244	East West Bancorp, Inc.	19,159
617	First Financial Bancorp	15,629
61	First Republic Bank	8,594
1,867	FNB Corp.	26,642
1,285	Fulton Financial Corp.	21,498
587	Huntington Bancshares, Inc.	8,905
346	International Bancshares Corp.	16,217
307	JPMorgan Chase & Co.	42,968
196	KeyCorp	3,761
119	PNC Financial Services Group, Inc.	19,686
169	Regions Financial Corp.	3,978
13	SVB Financial Group(a)	3,932
389	Truist Financial Corp.	19,213
535	Trustmark Corp.	15,579
173	U.S. Bancorp	8,615
326	Webster Financial Corp.	17,164
1,281	Wells Fargo & Co.	60,040

		451,992

	Beverages — 0.9%
67	Boston Beer Co., Inc., Class A(a)	26,037
217	Coca-Cola Co.	13,306
	Beverages — continued
192	Keurig Dr Pepper, Inc.	$6,774
883	Monster Beverage Corp.(a)	91,903
41	PepsiCo, Inc.	7,012

		145,032

	Biotechnology — 1.5%
70	AbbVie, Inc.	10,342
312	Alnylam Pharmaceuticals, Inc.(a)	70,637
28	Amgen, Inc.	7,067
25	Biogen, Inc.(a)	7,272
91	BioMarin Pharmaceutical, Inc.(a)	10,497
351	CRISPR Therapeutics AG(a)	17,908
108	Gilead Sciences, Inc.	9,066
171	Halozyme Therapeutics, Inc.(a)	8,853
77	Incyte Corp.(a)	6,556
97	Neurocrine Biosciences, Inc.(a)	10,760
78	Regeneron Pharmaceuticals, Inc.(a)	59,161
29	United Therapeutics Corp.(a)	7,632
14	Vertex Pharmaceuticals, Inc.(a)	4,523

		230,274

	Building Products — 0.8%
154	Builders FirstSource, Inc.(a)	12,274
56	Carlisle Cos., Inc.	14,048
105	Carrier Global Corp.	4,781
405	Fortune Brands Innovations, Inc.	26,126
42	Lennox International, Inc.	10,946
588	Masco Corp.	31,282
644	MasterBrand, Inc.(a)	5,925
130	Owens Corning	12,564
104	Trex Co., Inc.(a)	5,483

		123,429

	Capital Markets — 3.3%
812	Bank of New York Mellon Corp.	41,063
12	BlackRock, Inc.	9,110
44	Cboe Global Markets, Inc.	5,407
504	Charles Schwab Corp.	39,020
71	CME Group, Inc.	12,543
86	FactSet Research Systems, Inc.	36,373
150	Goldman Sachs Group, Inc.	54,871
487	Intercontinental Exchange, Inc.	52,377
282	Janus Henderson Group PLC	7,309
1,238	KKR & Co., Inc.	69,093
16	MarketAxess Holdings, Inc.	5,822
25	Moody’s Corp.	8,069
98	Morgan Stanley	9,538
71	MSCI, Inc.	37,741
31	Northern Trust Corp.	3,006
50	S&P Global, Inc.	18,747
537	SEI Investments Co.	33,525
595	State Street Corp.	54,341
32	T. Rowe Price Group, Inc.	3,727
55	Virtus Investment Partners, Inc.	11,818

		513,500

	Chemicals — 0.5%
14	Air Products & Chemicals, Inc.	4,487
45	DuPont de Nemours, Inc.	3,328
29	Ecolab, Inc.	4,490
151	HB Fuller Co.	10,434
109	Innospec, Inc.	12,319
57	Linde PLC	18,864
197	Livent Corp.(a)	5,106
128	Minerals Technologies, Inc.	8,890

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$4,495
74	Stepan Co.	8,128

		80,541

	Commercial Services & Supplies — 0.1%
78	MSA Safety, Inc.	10,638
27	Waste Management, Inc.	4,178

		14,816

	Communications Equipment — 0.2%
184	Ciena Corp.(a)	9,572
59	F5, Inc.(a)	8,712
102	Lumentum Holdings, Inc.(a)	6,138

		24,422

	Construction & Engineering — 0.2%
305	AECOM	26,617

	Construction Materials — 0.1%
31	Martin Marietta Materials, Inc.	11,149
71	Vulcan Materials Co.	13,016

		24,165

	Consumer Finance — 1.0%
1,721	Ally Financial, Inc.	55,915
270	American Express Co.	47,231
477	Capital One Financial Corp.	56,763
106	Synchrony Financial	3,894

		163,803

	Containers & Packaging — 0.1%
40	Ball Corp.	2,330
249	Sonoco Products Co.	15,216

		17,546

	Distributors — 0.0%
37	Genuine Parts Co.	6,209

	Diversified Consumer Services — 0.2%
92	Grand Canyon Education, Inc.(a)	10,724
187	Service Corp. International	13,866

		24,590

	Diversified Telecommunication Services — 0.6%
1,217	AT&T, Inc.	24,790
423	Frontier Communications Parent, Inc.(a)	12,525
199	Iridium Communications, Inc.(a)	11,908
206	Lumen Technologies, Inc.	1,082
876	Verizon Communications, Inc.	36,415

		86,720

	Electric Utilities — 0.4%
195	American Electric Power Co., Inc.	18,322
238	Eversource Energy	19,595
122	Exelon Corp.	5,147
152	FirstEnergy Corp.	6,225
104	IDACORP, Inc.	11,004

		60,293

	Electrical Equipment — 0.4%
106	Eaton Corp. PLC	17,194
146	Emerson Electric Co.	13,172
71	Hubbell, Inc.	16,253
85	Regal Rexnord Corp.	11,832
24	Rockwell Automation, Inc.	6,769
212	Sunrun, Inc.(a)	5,571

		70,791

	Electronic Equipment, Instruments & Components — 0.7%
148	Advanced Energy Industries, Inc.	$13,725
71	Amphenol Corp., Class A	5,664
314	Avnet, Inc.	14,406
198	Cognex Corp.	10,838
60	Corning, Inc.	2,077
39	Keysight Technologies, Inc.(a)	6,995
38	Littelfuse, Inc.	9,754
267	TE Connectivity Ltd.	33,949
16	Teledyne Technologies, Inc.(a)	6,788
14	Zebra Technologies Corp., Class A(a)	4,427

		108,623

	Energy Equipment & Services — 0.2%
167	Baker Hughes Co.	5,301
335	ChampionX Corp.	11,062
433	NOV, Inc.	10,582
107	Schlumberger Ltd.	6,097

		33,042

	Entertainment — 2.2%
214	Activision Blizzard, Inc.	16,386
69	Electronic Arts, Inc.	8,879
355	Netflix, Inc.(a)	125,620
242	Take-Two Interactive Software, Inc.(a)	27,402
1,108	Walt Disney Co.(a)	120,207
2,838	Warner Bros. Discovery, Inc.(a)	42,059

		340,553

	Food & Staples Retailing — 0.5%
152	BJ’s Wholesale Club Holdings, Inc.(a)	11,015
34	Costco Wholesale Corp.	17,379
87	Kroger Co.	3,883
181	SpartanNash Co.	5,734
247	Sprouts Farmers Market, Inc.(a)	7,891
102	Walgreens Boots Alliance, Inc.	3,760
154	Walmart, Inc.	22,156

		71,818

	Food Products — 0.7%
135	Campbell Soup Co.	7,011
230	Conagra Brands, Inc.	8,554
140	Darling Ingredients, Inc.(a)	9,281
117	General Mills, Inc.	9,168
40	Hershey Co.	8,984
230	Hormel Foods Corp.	10,421
102	Ingredion, Inc.	10,486
43	J.M. Smucker Co.	6,570
161	Kellogg Co.	11,041
146	Kraft Heinz Co.	5,917
124	McCormick & Co., Inc.	9,315
282	Mondelez International, Inc., Class A	18,454

		115,202

	Gas Utilities — 0.2%
343	New Jersey Resources Corp.	17,123
117	ONE Gas, Inc.	9,636

		26,759

	Health Care Equipment & Supplies — 0.9%
134	Abbott Laboratories	14,814
14	Align Technology, Inc.(a)	3,776
99	Baxter International, Inc.	4,523
50	Becton Dickinson & Co.	12,611
14	Cooper Cos., Inc.	4,885
61	Edwards Lifesciences Corp.(a)	4,679
28	GE HealthCare Technologies, Inc.(a)	1,947

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
110	Globus Medical, Inc., Class A(a)	$8,305
82	Haemonetics Corp.(a)	6,937
94	Intuitive Surgical, Inc.(a)	23,095
182	LeMaitre Vascular, Inc.	8,587
180	Medtronic PLC	15,064
40	Penumbra, Inc.(a)	10,016
31	Shockwave Medical, Inc.(a)	5,826
77	STAAR Surgical Co.(a)	5,432
25	Stryker Corp.	6,345
11	Teleflex, Inc.	2,678

		139,520

	Health Care Providers & Services — 1.0%
157	Acadia Healthcare Co., Inc.(a)	13,191
51	Centene Corp.(a)	3,888
26	Chemed Corp.	13,134
39	Cigna Corp.	12,350
159	CVS Health Corp.	14,027
12	Elevance Health, Inc.	6,000
100	Encompass Health Corp.	6,245
159	HCA Healthcare, Inc.	40,556
82	Henry Schein, Inc.(a)	7,064
9	Humana, Inc.	4,605
24	Laboratory Corp. of America Holdings	6,051
278	Select Medical Holdings Corp.	8,082
149	Tenet Healthcare Corp.(a)	8,173
42	UnitedHealth Group, Inc.	20,966

		164,332

	Health Care Technology — 0.5%
1,144	Doximity, Inc., Class A(a)	40,349
199	Veeva Systems, Inc., Class A(a)	33,939

		74,288

	Hotels, Restaurants & Leisure — 1.8%
35	Booking Holdings, Inc.(a)	85,193
4	Chipotle Mexican Grill, Inc.(a)	6,586
122	Hilton Worldwide Holdings, Inc.	17,701
113	Marriott Vacations Worldwide Corp.	18,085
77	McDonald’s Corp.	20,590
571	Starbucks Corp.	62,319
255	Travel & Leisure Co.	10,804
581	Yum China Holdings, Inc.	35,795
234	Yum! Brands, Inc.	30,539

		287,612

	Household Durables — 0.5%
46	DR Horton, Inc.	4,540
317	KB Home	12,189
124	Meritage Homes Corp.(a)	13,353
728	PulteGroup, Inc.	41,416
325	Taylor Morrison Home Corp.(a)	11,635

		83,133

	Household Products — 0.5%
214	Church & Dwight Co., Inc.	17,304
90	Colgate-Palmolive Co.	6,708
375	Energizer Holdings, Inc.	13,912
266	Procter & Gamble Co.	37,873

		75,797

	Independent Power & Renewable Electricity Producers — 0.1%
412	AES Corp.	11,293

	Industrial Conglomerates — 0.3%
140	3M Co.	16,111
86	General Electric Co.	6,922
	Industrial Conglomerates — continued
123	Honeywell International, Inc.	$25,643

		48,676

	Insurance — 1.4%
36	Allstate Corp.	4,625
340	American International Group, Inc.	21,495
39	Assurant, Inc.	5,171
52	Chubb Ltd.	11,829
182	First American Financial Corp.	11,260
108	Hanover Insurance Group, Inc.	14,534
125	Hartford Financial Services Group, Inc.	9,701
48	Marsh & McLennan Cos., Inc.	8,396
89	Prudential Financial, Inc.	9,340
249	Reinsurance Group of America, Inc.	37,791
155	Selective Insurance Group, Inc.	14,725
91	Travelers Cos., Inc.	17,392
205	Willis Towers Watson PLC	52,109

		218,368

	Interactive Media & Services — 2.6%
799	Alphabet, Inc., Class A(a)	78,973
1,506	Alphabet, Inc., Class C(a)	150,404
923	Meta Platforms, Inc., Class A(a)	137,499
1,405	Pinterest, Inc., Class A(a)	36,938
292	Yelp, Inc.(a)	9,201

		413,015

	Internet & Direct Marketing Retail — 2.1%
283	Alibaba Group Holding Ltd., Sponsored ADR(a)	31,187
2,305	Amazon.com, Inc.(a)	237,715
820	eBay, Inc.	40,590
85	Etsy, Inc.(a)	11,694

		321,186

	IT Services — 2.4%
64	Accenture PLC, Class A	17,859
26	Automatic Data Processing, Inc.	5,871
362	Block, Inc.(a)	29,583
172	Cognizant Technology Solutions Corp., Class A	11,481
71	Concentrix Corp.	10,069
399	Fiserv, Inc.(a)	42,565
33	Gartner, Inc.(a)	11,159
198	Global Payments, Inc.	22,319
50	International Business Machines Corp.	6,736
27	Jack Henry & Associates, Inc.	4,862
27	Mastercard, Inc., Class A	10,006
31	Paychex, Inc.	3,592
533	PayPal Holdings, Inc.(a)	43,434
568	Shopify, Inc., Class A(a)	27,985
17	VeriSign, Inc.(a)	3,707
484	Visa, Inc., Class A	111,422
53	WEX, Inc.(a)	9,803

		372,453

	Leisure Products — 0.1%
544	Mattel, Inc.(a)	11,130
195	YETI Holdings, Inc.(a)	8,728

		19,858

	Life Sciences Tools & Services — 0.4%
35	Agilent Technologies, Inc.	5,323
197	Illumina, Inc.(a)	42,198
57	Repligen Corp.(a)	10,562
13	Thermo Fisher Scientific, Inc.	7,414

		65,497

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.4%
80	AGCO Corp.	$11,050
28	Caterpillar, Inc.	7,064
32	Chart Industries, Inc.(a)	4,287
54	Cummins, Inc.	13,475
45	Deere & Co.	19,028
73	Dover Corp.	11,084
104	Fortive Corp.	7,075
291	Graco, Inc.	19,881
22	Illinois Tool Works, Inc.	5,193
173	ITT, Inc.	15,845
139	Oshkosh Corp.	14,009
212	PACCAR, Inc.	23,174
150	Parker-Hannifin Corp.	48,900
173	Terex Corp.	8,818
152	Toro Co.	16,951

		225,834

	Media — 0.9%
9	Cable One, Inc.	7,109
51	Charter Communications, Inc., Class A(a)	19,600
1,159	Comcast Corp., Class A	45,607
457	Interpublic Group of Cos., Inc.	16,662
261	Liberty Broadband Corp., Class C(a)	23,433
191	New York Times Co., Class A	6,654
161	Omnicom Group, Inc.	13,844
197	Paramount Global, Class B	4,563

		137,472

	Metals & Mining — 0.4%
192	Alcoa Corp.	10,030
337	Cleveland-Cliffs, Inc.(a)	7,195
172	Commercial Metals Co.	9,335
66	Newmont Corp.	3,493
54	Reliance Steel & Aluminum Co.	12,282
141	Steel Dynamics, Inc.	17,010

		59,345

	Multi-Utilities — 0.1%
129	Consolidated Edison, Inc.	12,295
49	DTE Energy Co.	5,702
30	WEC Energy Group, Inc.	2,820

		20,817

	Multiline Retail — 0.1%
377	Macy’s, Inc.	8,908
63	Target Corp.	10,845

		19,753

	Oil, Gas & Consumable Fuels — 1.6%
874	Antero Midstream Corp.	9,527
231	Antero Resources Corp.(a)	6,662
923	APA Corp.	40,917
87	Chevron Corp.	15,140
566	CNX Resources Corp.(a)	9,469
269	ConocoPhillips	32,783
385	EOG Resources, Inc.	50,916
158	Exxon Mobil Corp.	18,330
173	HF Sinclair Corp.	9,844
611	Kinder Morgan, Inc.	11,181
109	ONEOK, Inc.	7,464
87	Phillips 66	8,723
20	Pioneer Natural Resources Co.	4,607
301	Range Resources Corp.	7,531
1,141	Southwestern Energy Co.(a)	6,298
44	Valero Energy Corp.	6,161
	Oil, Gas & Consumable Fuels — continued
219	Williams Cos., Inc.	$7,061

		252,614

	Personal Products — 0.0%
20	Estee Lauder Cos., Inc., Class A	5,542

	Pharmaceuticals — 1.4%
169	Bristol-Myers Squibb Co.	12,278
34	Eli Lilly & Co.	11,701
75	Jazz Pharmaceuticals PLC(a)	11,750
234	Johnson & Johnson	38,240
179	Merck & Co., Inc.	19,226
407	Novartis AG, Sponsored ADR	36,882
222	Novo Nordisk AS, Sponsored ADR	30,809
163	Perrigo Co. PLC	6,100
301	Pfizer, Inc.	13,292
658	Roche Holding AG, Sponsored ADR	25,761
104	Zoetis, Inc.	17,211

		223,250

	Professional Services — 0.4%
150	Equifax, Inc.	33,330
106	Exponent, Inc.	10,869
143	Korn Ferry	7,720
57	Leidos Holdings, Inc.	5,634
85	ManpowerGroup, Inc.	7,409

		64,962

	Real Estate Management & Development — 0.4%
648	CBRE Group, Inc., Class A(a)	55,410
71	Jones Lang LaSalle, Inc.(a)	13,126

		68,536

	REITs – Apartments — 0.2%
41	AvalonBay Communities, Inc.	7,275
61	Camden Property Trust	7,516
155	Equity Residential	9,866

		24,657

	REITs – Diversified — 0.3%
606	American Assets Trust, Inc.	17,247
20	American Tower Corp.	4,468
38	Crown Castle, Inc.	5,628
8	Equinix, Inc.	5,905
172	VICI Properties, Inc.	5,879
108	Weyerhaeuser Co.	3,718

		42,845

	REITs – Health Care — 0.1%
718	Physicians Realty Trust	11,387
53	Ventas, Inc.	2,746
25	Welltower, Inc.	1,876

		16,009

	REITs – Hotels — 0.0%
161	Host Hotels & Resorts, Inc.	3,035

	REITs – Mortgage — 0.1%
503	KKR Real Estate Finance Trust, Inc.	8,013

	REITs – Office Property — 0.5%
1,282	Brandywine Realty Trust	8,410
621	Corporate Office Properties Trust	17,431
431	Douglas Emmett, Inc.	7,219
575	Easterly Government Properties, Inc.	9,338
681	Highwoods Properties, Inc.	20,682
194	Kilroy Realty Corp.	7,962

		71,042

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
34	Simon Property Group, Inc.	$4,368

	REITs – Shopping Centers — 0.1%
1,024	Brixmor Property Group, Inc.	24,095

	REITs – Single Tenant — 0.1%
348	National Retail Properties, Inc.	16,478

	REITs – Warehouse/Industrials — 0.1%
78	Prologis, Inc.	10,084

	Road & Rail — 0.5%
343	CSX Corp.	10,606
28	J.B. Hunt Transport Services, Inc.	5,293
53	Norfolk Southern Corp.	13,028
72	Ryder System, Inc.	6,797
38	Saia, Inc.(a)	10,366
652	Uber Technologies, Inc.(a)	20,166
35	Union Pacific Corp.	7,147

		73,403

	Semiconductors & Semiconductor Equipment — 2.1%
166	Advanced Micro Devices, Inc.(a)	12,475
101	Analog Devices, Inc.	17,319
25	Broadcom, Inc.	14,625
107	Cirrus Logic, Inc.(a)	9,672
449	Intel Corp.	12,689
190	Lattice Semiconductor Corp.(a)	14,400
84	Micron Technology, Inc.	5,065
639	NVIDIA Corp.	124,841
57	Qorvo, Inc.(a)	6,194
371	QUALCOMM, Inc.	49,421
75	Silicon Laboratories, Inc.(a)	11,768
99	Synaptics, Inc.(a)	12,378
102	Texas Instruments, Inc.	18,075
61	Universal Display Corp.	8,084
104	Wolfspeed, Inc.(a)	8,009

		325,015

	Software — 4.9%
136	Adobe, Inc.(a)	50,366
56	ANSYS, Inc.(a)	14,916
32	Aspen Technology, Inc.(a)	6,360
356	Autodesk, Inc.(a)	76,597
30	Cadence Design Systems, Inc.(a)	5,485
40	Ceridian HCM Holding, Inc.(a)	2,891
297	Dynatrace, Inc.(a)	11,414
18	Fair Isaac Corp.(a)	11,987
177	Gen Digital, Inc.	4,073
31	Intuit, Inc.	13,103
745	Microsoft Corp.	184,618
1,583	Oracle Corp.	140,032
57	Paylocity Holding Corp.(a)	11,873
75	Qualys, Inc.(a)	8,652
30	Roper Technologies, Inc.	12,803
658	Salesforce, Inc.(a)	110,524
68	SPS Commerce, Inc.(a)	9,253
18	Synopsys, Inc.(a)	6,368
18	Tyler Technologies, Inc.(a)	5,810
447	Workday, Inc., Class A(a)	81,099

		768,224

	Specialty Retail — 0.7%
35	Asbury Automotive Group, Inc.(a)	7,700
21	Best Buy Co., Inc.	1,863
114	Boot Barn Holdings, Inc.(a)	9,518
75	Dick’s Sporting Goods, Inc.	9,807
	Specialty Retail — continued
69	Five Below, Inc.(a)	$13,602
81	Home Depot, Inc.	26,258
34	Lithia Motors, Inc.	8,949
23	Ross Stores, Inc.	2,718
150	TJX Cos., Inc.	12,279
73	Williams-Sonoma, Inc.	9,851

		102,545

	Technology Hardware, Storage & Peripherals — 0.6%
561	Apple, Inc.	80,947
210	Hewlett Packard Enterprise Co.	3,387
124	HP, Inc.	3,613

		87,947

	Textiles, Apparel & Luxury Goods — 0.6%
65	Crocs, Inc.(a)	7,915
35	Deckers Outdoor Corp.(a)	14,962
170	NIKE, Inc., Class B	21,646
139	PVH Corp.	12,496
2,165	Under Armour, Inc., Class A(a)	26,825
978	Under Armour, Inc., Class C(a)	10,660

		94,504

	Thrifts & Mortgage Finance — 0.1%
1,192	MGIC Investment Corp.	16,831

	Trading Companies & Distributors — 0.1%
73	GATX Corp.	8,355

	Water Utilities — 0.2%
110	American States Water Co.	10,358
45	American Water Works Co., Inc.	7,042
238	Essential Utilities, Inc.	11,122

		28,522

	Total Common Stocks (Identified Cost $8,163,633)	8,405,267

Principal Amount
Bonds and Notes — 7.9%
	Automotive — 0.2%
$12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	11,652
6,000	Lear Corp., 4.250%, 5/15/2029	5,640
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,232

		22,524

	Banking — 1.2%
11,000	American Express Co., 3.700%, 8/03/2023	10,937
12,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	11,446
10,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	9,865
6,000	Bank of Nova Scotia, 3.400%, 2/11/2024	5,912
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,619
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,942
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,750
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,719
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,315
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	5,642
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,821
7,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	6,246

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$13,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$12,216
12,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,020
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,809
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,813
7,000	State Street Corp., 2.400%, 1/24/2030	6,163
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,871
12,000	Truist Bank, 3.200%, 4/01/2024	11,803
12,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,488

		186,397

	Brokerage — 0.1%
12,000	BlackRock, Inc., 2.400%, 4/30/2030	10,546
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,660

		19,206

	Building Materials — 0.1%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,535
14,000	Owens Corning, 3.950%, 8/15/2029	13,274

		17,809

	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,608

	Diversified Manufacturing — 0.1%
13,000	3M Co., 3.050%, 4/15/2030	11,707
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,279

		16,986

	Electric — 0.5%
11,000	Duke Energy Corp., 3.750%, 4/15/2024	10,854
17,000	Entergy Corp., 0.900%, 9/15/2025	15,275
12,000	Exelon Corp., 4.050%, 4/15/2030	11,554
12,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,168
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,731
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,550
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	16,482

		70,614

	Environmental — 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,603
8,000	Waste Management, Inc., 2.950%, 6/01/2041	6,312

		11,915

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,649
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,996

		13,645

	Food & Beverage — 0.3%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	9,920
11,000	General Mills, Inc., 4.000%, 4/17/2025	10,830
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,343
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,543

		40,636

	Government Owned – No Guarantee — 0.2%
10,000	Equinor ASA, 3.625%, 4/06/2040	8,745
19,000	Federal National Mortgage Association, 6.625%, 11/15/2030	22,820

		31,565

	Health Insurance — 0.1%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,797
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,093

		21,890

	Healthcare — 0.2%
$5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$4,902
8,000	Cigna Corp., 3.750%, 7/15/2023	7,956
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,881
6,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	5,761
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,742
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,351

		36,593

	Integrated Energy — 0.1%
12,000	Exxon Mobil Corp., 2.992%, 3/19/2025	11,667
9,000	Shell International Finance BV, 6.375%, 12/15/2038	10,492

		22,159

	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,126
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,323

		12,449

	Mortgage Related — 1.6%
61,852	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	54,203
39,702	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	36,095
37,727	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	35,403
1,935	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,869
27,713	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	23,364
25,711	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	22,604
45,114	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	41,149
21,644	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	20,337
15,211	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	14,694
627	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	629

		250,347

	Natural Gas — 0.1%
16,000	NiSource, Inc., 0.950%, 8/15/2025	14,582

	Pharmaceuticals — 0.2%
15,000	AbbVie, Inc., 3.600%, 5/14/2025	14,620
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,087
13,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,390
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,650

		35,747

	Property & Casualty Insurance — 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,523

	Railroads — 0.1%
17,000	CSX Corp., 2.600%, 11/01/2026	15,896

	REITs – Apartments — 0.0%
6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,241

	REITs – Health Care — 0.0%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,670

	REITs – Office Property — 0.2%
12,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	11,715
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,516
12,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	9,431

		26,662

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Single Tenant — 0.1%
$6,000	Realty Income Corp., 3.400%, 1/15/2028	$5,710
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,549

		7,259

	REITs – Warehouse/Industrials — 0.0%
7,000	Prologis LP, 1.250%, 10/15/2030	5,530

	Restaurants — 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,220

	Retailers — 0.2%
12,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,155
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,929

		24,084

	Technology — 0.4%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,615
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,553
9,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	8,261
8,000	Intel Corp., 2.450%, 11/15/2029	7,031
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,460
10,000	NVIDIA Corp., 2.850%, 4/01/2030	9,089
10,000	Oracle Corp., 2.950%, 5/15/2025	9,606
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,078

		68,693

	Treasuries — 1.2%
19,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	11,165
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,774
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,835
31,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,688
34,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	29,935
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	16,733
24,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,216
68,000	U.S. Treasury Notes, 0.375%, 11/30/2025	61,625

		184,971

	Utility Other — 0.1%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,509

	Wireless — 0.1%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,753

	Wirelines — 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,847
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	11,148

		14,995

	Total Bonds and Notes (Identified Cost $1,311,792)	1,225,678

Shares
Exchange-Traded Funds — 6.9%
15,112	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,101,406)	1,084,286

Mutual Funds — 10.9%
44,070	WCM Focused Emerging Markets Fund, Institutional Class	616,545
50,802	WCM Focused International Growth Fund, Institutional Class	1,089,707

	Total Mutual Funds (Identified Cost $1,940,813)	1,706,252

Affiliated Mutual Funds — 17.1%
54,367	Loomis Sayles Inflation Protected Securities Fund, Class N	$536,055
39,143	Loomis Sayles Limited Term Government and Agency Fund, Class N	421,960
74,305	Mirova Global Green Bond Fund, Class N	615,246
94,328	Mirova International Sustainable Equity Fund, Class N	1,086,659

	Total Affiliated Mutual Funds (Identified Cost $2,946,819)	2,659,920

Principal Amount
Short-Term Investments — 4.0%
$611,809	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $611,840 on 2/01/2023 collateralized by $638,500 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $624,383 including accrued interest (Note 2 of Notes to Financial Statements)	611,809
5,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	4,892

	Total Short-Term Investments (Identified Cost $616,700)	616,701

	Total Investments — 100.7% (Identified Cost $16,081,163)	15,698,104
	Other assets less liabilities — (0.7)%	(110,946)

	Net Assets — 100.0%	$15,587,158

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $15,456 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	78.7%
Fixed Income	18.0
Short-Term Investments	4.0

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 56.6% of Net Assets
	Aerospace & Defense — 1.4%
261	AAR Corp.(a)	$13,426
57	Axon Enterprise, Inc.(a)	11,140
593	Boeing Co.(a)	126,309
45	L3Harris Technologies, Inc.	9,667
38	Lockheed Martin Corp.	17,604
83	Moog, Inc., Class A	7,912
130	Raytheon Technologies Corp.	12,980

		199,038

	Air Freight & Logistics — 0.5%
362	Expeditors International of Washington, Inc.	39,150
29	FedEx Corp.	5,622
215	GXO Logistics, Inc.(a)	11,251
85	United Parcel Service, Inc., Class B	15,745

		71,768

	Airlines — 0.2%
270	Alaska Air Group, Inc.(a)	13,862
251	Delta Air Lines, Inc.(a)	9,814
831	JetBlue Airways Corp.(a)	6,648

		30,324

	Auto Components — 0.6%
40	Aptiv PLC(a)	4,524
817	BorgWarner, Inc.	38,628
561	Dana, Inc.	10,177
314	Magna International, Inc.	20,391
104	Mobileye Global, Inc., Class A(a)	4,014
75	Visteon Corp.(a)	11,725

		89,459

	Automobiles — 1.0%
1,421	General Motors Co.	55,874
484	Tesla, Inc.(a)	83,838
78	Thor Industries, Inc.	7,436

		147,148

	Banks — 3.0%
340	Ameris Bancorp	16,034
1,629	Bank of America Corp.	57,797
1,128	Citigroup, Inc.	58,904
134	Citizens Financial Group, Inc.	5,805
243	East West Bancorp, Inc.	19,080
614	First Financial Bancorp	15,553
59	First Republic Bank	8,312
1,832	FNB Corp.	26,143
1,278	Fulton Financial Corp.	21,381
572	Huntington Bancshares, Inc.	8,677
344	International Bancshares Corp.	16,123
300	JPMorgan Chase & Co.	41,988
195	KeyCorp	3,742
118	PNC Financial Services Group, Inc.	19,521
180	Regions Financial Corp.	4,237
13	SVB Financial Group(a)	3,932
394	Truist Financial Corp.	19,460
533	Trustmark Corp.	15,521
176	U.S. Bancorp	8,765
324	Webster Financial Corp.	17,058
1,253	Wells Fargo & Co.	58,728

		446,761

	Beverages — 1.0%
67	Boston Beer Co., Inc., Class A(a)	26,037
217	Coca-Cola Co.	13,306
	Beverages — continued
200	Keurig Dr Pepper, Inc.	$7,056
877	Monster Beverage Corp.(a)	91,278
43	PepsiCo, Inc.	7,354

		145,031

	Biotechnology — 1.6%
70	AbbVie, Inc.	10,343
310	Alnylam Pharmaceuticals, Inc.(a)	70,184
26	Amgen, Inc.	6,562
26	Biogen, Inc.(a)	7,563
90	BioMarin Pharmaceutical, Inc.(a)	10,382
346	CRISPR Therapeutics AG(a)	17,653
105	Gilead Sciences, Inc.	8,814
171	Halozyme Therapeutics, Inc.(a)	8,853
81	Incyte Corp.(a)	6,896
96	Neurocrine Biosciences, Inc.(a)	10,649
78	Regeneron Pharmaceuticals, Inc.(a)	59,161
29	United Therapeutics Corp.(a)	7,632
13	Vertex Pharmaceuticals, Inc.(a)	4,200

		228,892

	Building Products — 0.8%
151	Builders FirstSource, Inc.(a)	12,035
56	Carlisle Cos., Inc.	14,048
96	Carrier Global Corp.	4,371
396	Fortune Brands Innovations, Inc.	25,546
43	Lennox International, Inc.	11,206
575	Masco Corp.	30,590
636	MasterBrand, Inc.(a)	5,851
129	Owens Corning	12,468
108	Trex Co., Inc.(a)	5,694

		121,809

	Capital Markets — 3.4%
788	Bank of New York Mellon Corp.	39,849
12	BlackRock, Inc.	9,111
43	Cboe Global Markets, Inc.	5,284
496	Charles Schwab Corp.	38,400
70	CME Group, Inc.	12,366
86	FactSet Research Systems, Inc.	36,373
145	Goldman Sachs Group, Inc.	53,042
482	Intercontinental Exchange, Inc.	51,839
277	Janus Henderson Group PLC	7,180
1,210	KKR & Co., Inc.	67,530
16	MarketAxess Holdings, Inc.	5,822
24	Moody’s Corp.	7,746
93	Morgan Stanley	9,052
71	MSCI, Inc.	37,741
32	Northern Trust Corp.	3,103
50	S&P Global, Inc.	18,747
535	SEI Investments Co.	33,400
583	State Street Corp.	53,245
31	T. Rowe Price Group, Inc.	3,611
54	Virtus Investment Partners, Inc.	11,603

		505,044

	Chemicals — 0.5%
14	Air Products & Chemicals, Inc.	4,487
46	DuPont de Nemours, Inc.	3,402
29	Ecolab, Inc.	4,490
150	HB Fuller Co.	10,365
107	Innospec, Inc.	12,093
56	Linde PLC	18,533
196	Livent Corp.(a)	5,080
128	Minerals Technologies, Inc.	8,889

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$4,495
71	Stepan Co.	7,799

		79,633

	Commercial Services & Supplies — 0.1%
77	MSA Safety, Inc.	10,502
25	Waste Management, Inc.	3,868

		14,370

	Communications Equipment — 0.2%
183	Ciena Corp.(a)	9,520
58	F5, Inc.(a)	8,564
102	Lumentum Holdings, Inc.(a)	6,138

		24,222

	Construction & Engineering — 0.2%
300	AECOM	26,181

	Construction Materials — 0.2%
31	Martin Marietta Materials, Inc.	11,149
73	Vulcan Materials Co.	13,383

		24,532

	Consumer Finance — 1.1%
1,681	Ally Financial, Inc.	54,616
272	American Express Co.	47,581
467	Capital One Financial Corp.	55,573
105	Synchrony Financial	3,856

		161,626

	Containers & Packaging — 0.1%
39	Ball Corp.	2,271
249	Sonoco Products Co.	15,217

		17,488

	Distributors — 0.0%
36	Genuine Parts Co.	6,042

	Diversified Consumer Services — 0.2%
90	Grand Canyon Education, Inc.(a)	10,490
187	Service Corp. International	13,866

		24,356

	Diversified Telecommunication Services — 0.6%
1,166	AT&T, Inc.	23,751
421	Frontier Communications Parent, Inc.(a)	12,466
198	Iridium Communications, Inc.(a)	11,848
216	Lumen Technologies, Inc.	1,134
875	Verizon Communications, Inc.	36,374

		85,573

	Electric Utilities — 0.4%
191	American Electric Power Co., Inc.	17,946
243	Eversource Energy	20,006
122	Exelon Corp.	5,147
161	FirstEnergy Corp.	6,593
102	IDACORP, Inc.	10,793

		60,485

	Electrical Equipment — 0.5%
103	Eaton Corp. PLC	16,708
141	Emerson Electric Co.	12,721
70	Hubbell, Inc.	16,024
84	Regal Rexnord Corp.	11,693
24	Rockwell Automation, Inc.	6,769
220	Sunrun, Inc.(a)	5,781

		69,696

	Electronic Equipment, Instruments & Components — 0.7%
148	Advanced Energy Industries, Inc.	$13,725
71	Amphenol Corp., Class A	5,664
313	Avnet, Inc.	14,360
197	Cognex Corp.	10,784
65	Corning, Inc.	2,250
41	Keysight Technologies, Inc.(a)	7,353
39	Littelfuse, Inc.	10,011
263	TE Connectivity Ltd.	33,440
16	Teledyne Technologies, Inc.(a)	6,788
14	Zebra Technologies Corp., Class A(a)	4,427

		108,802

	Energy Equipment & Services — 0.2%
164	Baker Hughes Co.	5,205
319	ChampionX Corp.	10,533
431	NOV, Inc.	10,534
100	Schlumberger Ltd.	5,698

		31,970

	Entertainment — 2.3%
214	Activision Blizzard, Inc.	16,386
67	Electronic Arts, Inc.	8,622
352	Netflix, Inc.(a)	124,559
235	Take-Two Interactive Software, Inc.(a)	26,609
1,099	Walt Disney Co.(a)	119,230
2,779	Warner Bros. Discovery, Inc.(a)	41,185

		336,591

	Food & Staples Retailing — 0.5%
151	BJ’s Wholesale Club Holdings, Inc.(a)	10,943
32	Costco Wholesale Corp.	16,357
86	Kroger Co.	3,838
180	SpartanNash Co.	5,702
245	Sprouts Farmers Market, Inc.(a)	7,828
100	Walgreens Boots Alliance, Inc.	3,686
154	Walmart, Inc.	22,156

		70,510

	Food Products — 0.8%
140	Campbell Soup Co.	7,270
224	Conagra Brands, Inc.	8,331
134	Darling Ingredients, Inc.(a)	8,883
114	General Mills, Inc.	8,933
39	Hershey Co.	8,759
227	Hormel Foods Corp.	10,285
102	Ingredion, Inc.	10,486
45	J.M. Smucker Co.	6,876
159	Kellogg Co.	10,904
144	Kraft Heinz Co.	5,836
126	McCormick & Co., Inc.	9,465
283	Mondelez International, Inc., Class A	18,520

		114,548

	Gas Utilities — 0.2%
341	New Jersey Resources Corp.	17,023
112	ONE Gas, Inc.	9,224

		26,247

	Health Care Equipment & Supplies — 0.9%
134	Abbott Laboratories	14,814
14	Align Technology, Inc.(a)	3,776
96	Baxter International, Inc.	4,386
50	Becton Dickinson & Co.	12,611
13	Cooper Cos., Inc.	4,536
61	Edwards Lifesciences Corp.(a)	4,679
28	GE HealthCare Technologies, Inc.(a)	1,946

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
108	Globus Medical, Inc., Class A(a)	$8,154
82	Haemonetics Corp.(a)	6,937
94	Intuitive Surgical, Inc.(a)	23,095
186	LeMaitre Vascular, Inc.	8,775
181	Medtronic PLC	15,148
41	Penumbra, Inc.(a)	10,267
31	Shockwave Medical, Inc.(a)	5,826
77	STAAR Surgical Co.(a)	5,432
23	Stryker Corp.	5,838
11	Teleflex, Inc.	2,678

		138,898

	Health Care Providers & Services — 1.1%
156	Acadia Healthcare Co., Inc.(a)	13,107
47	Centene Corp.(a)	3,583
25	Chemed Corp.	12,629
40	Cigna Corp.	12,667
163	CVS Health Corp.	14,380
12	Elevance Health, Inc.	6,000
98	Encompass Health Corp.	6,120
157	HCA Healthcare, Inc.	40,046
87	Henry Schein, Inc.(a)	7,495
9	Humana, Inc.	4,605
24	Laboratory Corp. of America Holdings	6,051
273	Select Medical Holdings Corp.	7,936
147	Tenet Healthcare Corp.(a)	8,063
42	UnitedHealth Group, Inc.	20,966

		163,648

	Health Care Technology — 0.5%
1,139	Doximity, Inc., Class A(a)	40,172
198	Veeva Systems, Inc., Class A(a)	33,769

		73,941

	Hotels, Restaurants & Leisure — 1.9%
34	Booking Holdings, Inc.(a)	82,759
3	Chipotle Mexican Grill, Inc.(a)	4,939
119	Hilton Worldwide Holdings, Inc.	17,266
113	Marriott Vacations Worldwide Corp.	18,085
78	McDonald’s Corp.	20,857
569	Starbucks Corp.	62,101
254	Travel & Leisure Co.	10,762
577	Yum China Holdings, Inc.	35,549
236	Yum! Brands, Inc.	30,800

		283,118

	Household Durables — 0.6%
50	DR Horton, Inc.	4,935
311	KB Home	11,958
122	Meritage Homes Corp.(a)	13,138
711	PulteGroup, Inc.	40,449
319	Taylor Morrison Home Corp.(a)	11,420

		81,900

	Household Products — 0.5%
213	Church & Dwight Co., Inc.	17,223
90	Colgate-Palmolive Co.	6,708
373	Energizer Holdings, Inc.	13,838
269	Procter & Gamble Co.	38,300

		76,069

	Independent Power & Renewable Electricity Producers — 0.1%
405	AES Corp.	11,101

	Industrial Conglomerates — 0.3%
140	3M Co.	16,111
	Industrial Conglomerates — continued
85	General Electric Co.	$6,841
123	Honeywell International, Inc.	25,643

		48,595

	Insurance — 1.5%
36	Allstate Corp.	4,625
337	American International Group, Inc.	21,305
38	Assurant, Inc.	5,038
51	Chubb Ltd.	11,602
179	First American Financial Corp.	11,075
108	Hanover Insurance Group, Inc.	14,535
122	Hartford Financial Services Group, Inc.	9,468
50	Marsh & McLennan Cos., Inc.	8,746
87	Prudential Financial, Inc.	9,130
246	Reinsurance Group of America, Inc.	37,335
155	Selective Insurance Group, Inc.	14,725
90	Travelers Cos., Inc.	17,201
202	Willis Towers Watson PLC	51,346

		216,131

	Interactive Media & Services — 2.8%
771	Alphabet, Inc., Class A(a)	76,206
1,506	Alphabet, Inc., Class C(a)	150,404
913	Meta Platforms, Inc., Class A(a)	136,010
1,394	Pinterest, Inc., Class A(a)	36,648
291	Yelp, Inc.(a)	9,169

		408,437

	Internet & Direct Marketing Retail — 2.2%
281	Alibaba Group Holding Ltd., Sponsored ADR(a)	30,966
2,287	Amazon.com, Inc.(a)	235,858
803	eBay, Inc.	39,749
84	Etsy, Inc.(a)	11,557

		318,130

	IT Services — 2.5%
61	Accenture PLC, Class A	17,022
26	Automatic Data Processing, Inc.	5,871
359	Block, Inc.(a)	29,337
176	Cognizant Technology Solutions Corp., Class A	11,748
68	Concentrix Corp.	9,643
396	Fiserv, Inc.(a)	42,245
33	Gartner, Inc.(a)	11,159
194	Global Payments, Inc.	21,868
50	International Business Machines Corp.	6,737
26	Jack Henry & Associates, Inc.	4,682
27	Mastercard, Inc., Class A	10,006
28	Paychex, Inc.	3,244
522	PayPal Holdings, Inc.(a)	42,538
565	Shopify, Inc., Class A(a)	27,838
16	VeriSign, Inc.(a)	3,489
484	Visa, Inc., Class A	111,422
53	WEX, Inc.(a)	9,803

		368,652

	Leisure Products — 0.1%
542	Mattel, Inc.(a)	11,089
194	YETI Holdings, Inc.(a)	8,684

		19,773

	Life Sciences Tools & Services — 0.4%
36	Agilent Technologies, Inc.	5,475
196	Illumina, Inc.(a)	41,983
57	Repligen Corp.(a)	10,562
13	Thermo Fisher Scientific, Inc.	7,414

		65,434

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.5%
79	AGCO Corp.	$10,912
26	Caterpillar, Inc.	6,560
34	Chart Industries, Inc.(a)	4,555
54	Cummins, Inc.	13,475
45	Deere & Co.	19,028
71	Dover Corp.	10,780
110	Fortive Corp.	7,483
290	Graco, Inc.	19,813
22	Illinois Tool Works, Inc.	5,193
173	ITT, Inc.	15,845
137	Oshkosh Corp.	13,807
210	PACCAR, Inc.	22,955
147	Parker-Hannifin Corp.	47,922
172	Terex Corp.	8,767
151	Toro Co.	16,839

		223,934

	Media — 0.9%
9	Cable One, Inc.	7,109
50	Charter Communications, Inc., Class A(a)	19,216
1,132	Comcast Corp., Class A	44,544
452	Interpublic Group of Cos., Inc.	16,480
254	Liberty Broadband Corp., Class C(a)	22,804
188	New York Times Co., Class A	6,550
160	Omnicom Group, Inc.	13,758
196	Paramount Global, Class B	4,539

		135,000

	Metals & Mining — 0.4%
183	Alcoa Corp.	9,560
332	Cleveland-Cliffs, Inc.(a)	7,088
166	Commercial Metals Co.	9,009
70	Newmont Corp.	3,705
53	Reliance Steel & Aluminum Co.	12,055
140	Steel Dynamics, Inc.	16,890

		58,307

	Multi-Utilities — 0.1%
127	Consolidated Edison, Inc.	12,104
52	DTE Energy Co.	6,051
31	WEC Energy Group, Inc.	2,914

		21,069

	Multiline Retail — 0.1%
376	Macy’s, Inc.	8,885
64	Target Corp.	11,017

		19,902

	Oil, Gas & Consumable Fuels — 1.7%
859	Antero Midstream Corp.	9,363
230	Antero Resources Corp.(a)	6,633
902	APA Corp.	39,986
84	Chevron Corp.	14,618
564	CNX Resources Corp.(a)	9,436
265	ConocoPhillips	32,295
376	EOG Resources, Inc.	49,726
157	Exxon Mobil Corp.	18,214
172	HF Sinclair Corp.	9,787
615	Kinder Morgan, Inc.	11,254
113	ONEOK, Inc.	7,738
86	Phillips 66	8,623
20	Pioneer Natural Resources Co.	4,607
300	Range Resources Corp.	7,506
1,136	Southwestern Energy Co.(a)	6,271
45	Valero Energy Corp.	6,301
228	Williams Cos., Inc.	7,351

		249,709

	Personal Products — 0.0%
20	Estee Lauder Cos., Inc., Class A	$5,542

	Pharmaceuticals — 1.5%
167	Bristol-Myers Squibb Co.	12,133
33	Eli Lilly & Co.	11,357
74	Jazz Pharmaceuticals PLC(a)	11,593
233	Johnson & Johnson	38,077
179	Merck & Co., Inc.	19,226
420	Novartis AG, Sponsored ADR	38,061
221	Novo Nordisk AS, Sponsored ADR	30,670
170	Perrigo Co. PLC	6,361
304	Pfizer, Inc.	13,425
656	Roche Holding AG, Sponsored ADR	25,682
104	Zoetis, Inc.	17,211

		223,796

	Professional Services — 0.4%
147	Equifax, Inc.	32,663
101	Exponent, Inc.	10,357
141	Korn Ferry	7,613
60	Leidos Holdings, Inc.	5,930
84	ManpowerGroup, Inc.	7,321

		63,884

	Real Estate Management & Development — 0.5%
634	CBRE Group, Inc., Class A(a)	54,213
71	Jones Lang LaSalle, Inc.(a)	13,126

		67,339

	REITs – Apartments — 0.2%
42	AvalonBay Communities, Inc.	7,453
63	Camden Property Trust	7,762
156	Equity Residential	9,929

		25,144

	REITs – Diversified — 0.3%
604	American Assets Trust, Inc.	17,190
20	American Tower Corp.	4,468
37	Crown Castle, Inc.	5,480
8	Equinix, Inc.	5,905
182	VICI Properties, Inc.	6,221
101	Weyerhaeuser Co.	3,477

		42,741

	REITs – Health Care — 0.1%
716	Physicians Realty Trust	11,356
54	Ventas, Inc.	2,798
29	Welltower, Inc.	2,176

		16,330

	REITs – Hotels — 0.0%
163	Host Hotels & Resorts, Inc.	3,073

	REITs – Mortgage — 0.1%
494	KKR Real Estate Finance Trust, Inc.	7,869

	REITs – Office Property — 0.5%
1,260	Brandywine Realty Trust	8,266
618	Corporate Office Properties Trust	17,347
430	Douglas Emmett, Inc.	7,202
573	Easterly Government Properties, Inc.	9,305
678	Highwoods Properties, Inc.	20,591
191	Kilroy Realty Corp.	7,839

		70,550

	REITs – Regional Malls — 0.0%
34	Simon Property Group, Inc.	4,368

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 0.2%
1,019	Brixmor Property Group, Inc.	$23,977

	REITs – Single Tenant — 0.1%
347	National Retail Properties, Inc.	16,430

	REITs – Warehouse/Industrials — 0.1%
74	Prologis, Inc.	9,567

	Road & Rail — 0.5%
363	CSX Corp.	11,224
29	J.B. Hunt Transport Services, Inc.	5,482
54	Norfolk Southern Corp.	13,274
71	Ryder System, Inc.	6,703
38	Saia, Inc.(a)	10,366
637	Uber Technologies, Inc.(a)	19,702
37	Union Pacific Corp.	7,555

		74,306

	Semiconductors & Semiconductor Equipment — 2.2%
164	Advanced Micro Devices, Inc.(a)	12,325
102	Analog Devices, Inc.	17,490
25	Broadcom, Inc.	14,625
107	Cirrus Logic, Inc.(a)	9,672
468	Intel Corp.	13,226
189	Lattice Semiconductor Corp.(a)	14,324
84	Micron Technology, Inc.	5,065
635	NVIDIA Corp.	124,060
58	Qorvo, Inc.(a)	6,302
367	QUALCOMM, Inc.	48,888
74	Silicon Laboratories, Inc.(a)	11,611
98	Synaptics, Inc.(a)	12,253
102	Texas Instruments, Inc.	18,076
60	Universal Display Corp.	7,952
106	Wolfspeed, Inc.(a)	8,163

		324,032

	Software — 5.2%
135	Adobe, Inc.(a)	49,996
54	ANSYS, Inc.(a)	14,383
31	Aspen Technology, Inc.(a)	6,161
353	Autodesk, Inc.(a)	75,952
29	Cadence Design Systems, Inc.(a)	5,302
39	Ceridian HCM Holding, Inc.(a)	2,819
296	Dynatrace, Inc.(a)	11,375
18	Fair Isaac Corp.(a)	11,987
196	Gen Digital, Inc.	4,510
32	Intuit, Inc.	13,525
737	Microsoft Corp.	182,636
1,563	Oracle Corp.	138,263
57	Paylocity Holding Corp.(a)	11,873
75	Qualys, Inc.(a)	8,652
30	Roper Technologies, Inc.	12,803
648	Salesforce, Inc.(a)	108,845
68	SPS Commerce, Inc.(a)	9,253
19	Synopsys, Inc.(a)	6,721
18	Tyler Technologies, Inc.(a)	5,810
444	Workday, Inc., Class A(a)	80,555

		761,421

	Specialty Retail — 0.7%
34	Asbury Automotive Group, Inc.(a)	7,480
23	Best Buy Co., Inc.	2,041
114	Boot Barn Holdings, Inc.(a)	9,518
74	Dick’s Sporting Goods, Inc.	9,676
70	Five Below, Inc.(a)	13,799
78	Home Depot, Inc.	25,285
	Specialty Retail — continued
33	Lithia Motors, Inc.	$8,686
23	Ross Stores, Inc.	2,718
150	TJX Cos., Inc.	12,279
73	Williams-Sonoma, Inc.	9,851

		101,333

	Technology Hardware, Storage & Peripherals — 0.6%
553	Apple, Inc.	79,793
210	Hewlett Packard Enterprise Co.	3,387
135	HP, Inc.	3,934

		87,114

	Textiles, Apparel & Luxury Goods — 0.6%
64	Crocs, Inc.(a)	7,793
34	Deckers Outdoor Corp.(a)	14,534
171	NIKE, Inc., Class B	21,774
138	PVH Corp.	12,406
2,152	Under Armour, Inc., Class A(a)	26,663
973	Under Armour, Inc., Class C(a)	10,606

		93,776

	Thrifts & Mortgage Finance — 0.1%
1,188	MGIC Investment Corp.	16,775

	Trading Companies & Distributors — 0.1%
69	GATX Corp.	7,897

	Water Utilities — 0.2%
110	American States Water Co.	10,359
42	American Water Works Co., Inc.	6,572
234	Essential Utilities, Inc.	10,935

		27,866

	Total Common Stocks (Identified Cost $8,114,051)	8,325,024

Principal Amount
Bonds and Notes — 4.1%
	Automotive — 0.1%
$6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,826
1,000	Lear Corp., 4.250%, 5/15/2029	940
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,616

		9,382

	Banking — 0.7%
7,000	American Express Co., 3.700%, 8/03/2023	6,960
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,677
7,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	6,906
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,956
6,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,363
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,959
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,863
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,892
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,222
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,821
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,923
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,569
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,578
6,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	6,010

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$3,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$2,905
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,930
4,000	State Street Corp., 2.400%, 1/24/2030	3,522
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,516
5,000	Truist Bank, 3.200%, 4/01/2024	4,918
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,701

		97,191

	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,394
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,330

		8,724

	Building Materials — 0.1%
3,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	2,721
5,000	Owens Corning, 3.950%, 8/15/2029	4,741

		7,462

	Chemicals — 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	935

	Diversified Manufacturing — 0.1%
6,000	3M Co., 3.050%, 4/15/2030	5,403
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,639

		8,042

	Electric — 0.2%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,921
6,000	Entergy Corp., 0.900%, 9/15/2025	5,391
3,000	Exelon Corp., 4.050%, 4/15/2030	2,889
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,931
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,865
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	850
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,817

		28,664

	Environmental — 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,401
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,367

		4,768

	Finance Companies — 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,707
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,666

		7,373

	Food & Beverage — 0.1%
8,000	Coca-Cola Co., 1.450%, 6/01/2027	7,215
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,923
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,671
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,180

		22,989

	Government Owned – No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,373
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,809

		15,182

	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	4,907
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,656

		11,563

	Healthcare — 0.1%
$2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$1,961
5,000	Cigna Corp., 3.750%, 7/15/2023	4,973
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,932
3,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	2,880
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,914
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,675

		18,335

	Integrated Energy — 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,861
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,663

		9,524

	Life Insurance — 0.0%
1,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,032
4,000	Manulife Financial Corp., 3.703%, 3/16/2032	3,699

		4,731

	Mortgage Related — 0.9%
27,461	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	24,066
16,620	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	15,112
16,624	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	15,596
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	934
20,763	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	17,499
18,890	Federal National Mortgage Association, 2.500%, with various maturities in 2051(b)	16,601
25,206	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	23,005
14,087	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	13,237
6,275	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	6,062
460	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	462

		132,574

	Natural Gas — 0.0%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,468

	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,873
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,696
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,578
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,460

		16,607

	Property & Casualty Insurance — 0.0%
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	881

	Railroads — 0.0%
5,000	CSX Corp., 2.600%, 11/01/2026	4,675

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,747

	REITs – Health Care — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,667

	REITs – Office Property — 0.1%
5,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	4,882
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,758
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,501

		13,141

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Single Tenant — 0.0%
$3,000	Realty Income Corp., 3.400%, 1/15/2028	$2,855
1,000	Spirit Realty LP, 2.700%, 2/15/2032	775

		3,630

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,370

	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,315

	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,507
6,000	TJX Cos., Inc., 1.150%, 5/15/2028	5,172

		11,679

	Technology — 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,790
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,671
3,000	Intel Corp., 2.450%, 11/15/2029	2,637
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,973
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,727
6,000	Oracle Corp., 2.950%, 5/15/2025	5,764
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,247

		34,809

	Treasuries — 0.6%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,876
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,584
5,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,016
14,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	12,052
20,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	17,609
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,046
10,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,840
28,000	U.S. Treasury Notes, 0.375%, 11/30/2025	25,375

		86,398

	Utility Other — 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,780

	Wireless — 0.0%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,377

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,538
6,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	6,081

		7,619

	Total Bonds and Notes (Identified Cost $652,198)	595,602

Shares
Exchange-Traded Funds — 7.9%
16,134	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,197,696)	1,157,615

Mutual Funds — 12.8%
51,438	WCM Focused Emerging Markets Fund, Institutional Class	719,616
53,903	WCM Focused International Growth Fund, Institutional Class	1,156,211

	Total Mutual Funds (Identified Cost $2,175,397)	1,875,827

Affiliated Mutual Funds — 15.3%
36,138	Loomis Sayles Inflation Protected Securities Fund, Class N	$356,319
21,946	Loomis Sayles Limited Term Government and Agency Fund, Class N	236,576
60,345	Mirova Global Green Bond Fund, Class N	499,659
100,749	Mirova International Sustainable Equity Fund, Class N	1,160,627

	Total Affiliated Mutual Funds (Identified Cost $2,557,764)	2,253,181

Principal Amount
Short-Term Investments — 3.6%
$509,893	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $509,919 on 2/01/2023 collateralized by $532,100 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $520,336 including accrued interest (Note 2 of Notes to Financial Statements)	509,893
15,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	14,677

	Total Short-Term Investments (Identified Cost $524,567)	524,570

	Total Investments — 100.3% (Identified Cost $15,221,673)	14,731,819
	Other assets less liabilities — (0.3)%	(37,075)

	Net Assets — 100.0%	$14,694,744

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $6,492 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	85.2%
Fixed Income	11.5
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.8% of Net Assets
	Aerospace & Defense — 1.4%
237	AAR Corp.(a)	$12,191
52	Axon Enterprise, Inc.(a)	10,163
554	Boeing Co.(a)	118,002
40	L3Harris Technologies, Inc.	8,593
36	Lockheed Martin Corp.	16,678
73	Moog, Inc., Class A	6,958
125	Raytheon Technologies Corp.	12,481

		185,066

	Air Freight & Logistics — 0.5%
336	Expeditors International of Washington, Inc.	36,339
27	FedEx Corp.	5,234
201	GXO Logistics, Inc.(a)	10,518
80	United Parcel Service, Inc., Class B	14,818

		66,909

	Airlines — 0.2%
251	Alaska Air Group, Inc.(a)	12,886
235	Delta Air Lines, Inc.(a)	9,189
730	JetBlue Airways Corp.(a)	5,840

		27,915

	Auto Components — 0.6%
40	Aptiv PLC(a)	4,524
773	BorgWarner, Inc.	36,547
527	Dana, Inc.	9,560
298	Magna International, Inc.	19,352
99	Mobileye Global, Inc., Class A(a)	3,821
71	Visteon Corp.(a)	11,100

		84,904

	Automobiles — 1.0%
1,331	General Motors Co.	52,335
455	Tesla, Inc.(a)	78,815
69	Thor Industries, Inc.	6,578

		137,728

	Banks — 3.2%
319	Ameris Bancorp	15,044
1,528	Bank of America Corp.	54,214
1,068	Citigroup, Inc.	55,771
123	Citizens Financial Group, Inc.	5,328
227	East West Bancorp, Inc.	17,824
574	First Financial Bancorp	14,539
54	First Republic Bank	7,608
1,716	FNB Corp.	24,487
1,193	Fulton Financial Corp.	19,959
519	Huntington Bancshares, Inc.	7,873
324	International Bancshares Corp.	15,186
278	JPMorgan Chase & Co.	38,909
199	KeyCorp	3,819
110	PNC Financial Services Group, Inc.	18,197
154	Regions Financial Corp.	3,625
12	SVB Financial Group(a)	3,629
366	Truist Financial Corp.	18,077
499	Trustmark Corp.	14,531
160	U.S. Bancorp	7,968
305	Webster Financial Corp.	16,058
1,187	Wells Fargo & Co.	55,635

		418,281

	Beverages — 1.0%
63	Boston Beer Co., Inc., Class A(a)	24,482
204	Coca-Cola Co.	12,509
	Beverages — continued
184	Keurig Dr Pepper, Inc.	$6,492
820	Monster Beverage Corp.(a)	85,346
40	PepsiCo, Inc.	6,841

		135,670

	Biotechnology — 1.6%
66	AbbVie, Inc.	9,751
290	Alnylam Pharmaceuticals, Inc.(a)	65,656
24	Amgen, Inc.	6,058
26	Biogen, Inc.(a)	7,563
85	BioMarin Pharmaceutical, Inc.(a)	9,805
329	CRISPR Therapeutics AG(a)	16,786
95	Gilead Sciences, Inc.	7,974
182	Halozyme Therapeutics, Inc.(a)	9,422
73	Incyte Corp.(a)	6,215
88	Neurocrine Biosciences, Inc.(a)	9,762
73	Regeneron Pharmaceuticals, Inc.(a)	55,368
28	United Therapeutics Corp.(a)	7,369
11	Vertex Pharmaceuticals, Inc.(a)	3,554

		215,283

	Building Products — 0.9%
135	Builders FirstSource, Inc.(a)	10,759
52	Carlisle Cos., Inc.	13,045
92	Carrier Global Corp.	4,189
375	Fortune Brands Innovations, Inc.	24,191
39	Lennox International, Inc.	10,164
545	Masco Corp.	28,994
596	MasterBrand, Inc.(a)	5,483
117	Owens Corning	11,308
97	Trex Co., Inc.(a)	5,114

		113,247

	Capital Markets — 3.6%
745	Bank of New York Mellon Corp.	37,675
11	BlackRock, Inc.	8,351
42	Cboe Global Markets, Inc.	5,161
461	Charles Schwab Corp.	35,691
66	CME Group, Inc.	11,660
80	FactSet Research Systems, Inc.	33,835
139	Goldman Sachs Group, Inc.	50,848
453	Intercontinental Exchange, Inc.	48,720
243	Janus Henderson Group PLC	6,299
1,145	KKR & Co., Inc.	63,902
15	MarketAxess Holdings, Inc.	5,458
23	Moody’s Corp.	7,423
87	Morgan Stanley	8,468
66	MSCI, Inc.	35,083
30	Northern Trust Corp.	2,909
45	S&P Global, Inc.	16,872
500	SEI Investments Co.	31,215
550	State Street Corp.	50,231
30	T. Rowe Price Group, Inc.	3,494
51	Virtus Investment Partners, Inc.	10,959

		474,254

	Chemicals — 0.5%
13	Air Products & Chemicals, Inc.	4,167
43	DuPont de Nemours, Inc.	3,180
27	Ecolab, Inc.	4,180
137	HB Fuller Co.	9,467
97	Innospec, Inc.	10,963
51	Linde PLC	16,878
168	Livent Corp.(a)	4,354
112	Minerals Technologies, Inc.	7,778

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
18	Sherwin-Williams Co.	$4,259
66	Stepan Co.	7,249

		72,475

	Commercial Services & Supplies — 0.1%
70	MSA Safety, Inc.	9,547
24	Waste Management, Inc.	3,714

		13,261

	Communications Equipment — 0.2%
163	Ciena Corp.(a)	8,479
51	F5, Inc.(a)	7,531
90	Lumentum Holdings, Inc.(a)	5,416

		21,426

	Construction & Engineering — 0.2%
280	AECOM	24,436

	Construction Materials — 0.2%
29	Martin Marietta Materials, Inc.	10,430
68	Vulcan Materials Co.	12,466

		22,896

	Consumer Finance — 1.2%
1,593	Ally Financial, Inc.	51,757
252	American Express Co.	44,082
442	Capital One Financial Corp.	52,598
99	Synchrony Financial	3,636

		152,073

	Containers & Packaging — 0.1%
36	Ball Corp.	2,097
224	Sonoco Products Co.	13,688

		15,785

	Distributors — 0.0%
34	Genuine Parts Co.	5,706

	Diversified Consumer Services — 0.2%
82	Grand Canyon Education, Inc.(a)	9,558
170	Service Corp. International	12,605

		22,163

	Diversified Telecommunication Services — 0.6%
1,083	AT&T, Inc.	22,061
393	Frontier Communications Parent, Inc.(a)	11,637
177	Iridium Communications, Inc.(a)	10,592
213	Lumen Technologies, Inc.	1,118
825	Verizon Communications, Inc.	34,295

		79,703

	Electric Utilities — 0.4%
181	American Electric Power Co., Inc.	17,007
220	Eversource Energy	18,112
115	Exelon Corp.	4,852
142	FirstEnergy Corp.	5,815
91	IDACORP, Inc.	9,629

		55,415

	Electrical Equipment — 0.5%
97	Eaton Corp. PLC	15,734
128	Emerson Electric Co.	11,548
66	Hubbell, Inc.	15,108
75	Regal Rexnord Corp.	10,440
24	Rockwell Automation, Inc.	6,769
193	Sunrun, Inc.(a)	5,072

		64,671

	Electronic Equipment, Instruments & Components — 0.8%
134	Advanced Energy Industries, Inc.	$12,427
66	Amphenol Corp., Class A	5,265
282	Avnet, Inc.	12,938
176	Cognex Corp.	9,634
59	Corning, Inc.	2,042
38	Keysight Technologies, Inc.(a)	6,815
35	Littelfuse, Inc.	8,984
245	TE Connectivity Ltd.	31,152
15	Teledyne Technologies, Inc.(a)	6,364
13	Zebra Technologies Corp., Class A(a)	4,111

		99,732

	Energy Equipment & Services — 0.2%
160	Baker Hughes Co.	5,078
344	ChampionX Corp.	11,359
404	NOV, Inc.	9,874
101	Schlumberger Ltd.	5,755

		32,066

	Entertainment — 2.4%
200	Activision Blizzard, Inc.	15,314
61	Electronic Arts, Inc.	7,850
330	Netflix, Inc.(a)	116,774
219	Take-Two Interactive Software, Inc.(a)	24,797
1,031	Walt Disney Co.(a)	111,853
2,637	Warner Bros. Discovery, Inc.(a)	39,080

		315,668

	Food & Staples Retailing — 0.5%
142	BJ’s Wholesale Club Holdings, Inc.(a)	10,291
30	Costco Wholesale Corp.	15,334
72	Kroger Co.	3,213
164	SpartanNash Co.	5,196
230	Sprouts Farmers Market, Inc.(a)	7,349
99	Walgreens Boots Alliance, Inc.	3,649
144	Walmart, Inc.	20,717

		65,749

	Food Products — 0.8%
128	Campbell Soup Co.	6,647
203	Conagra Brands, Inc.	7,549
127	Darling Ingredients, Inc.(a)	8,419
103	General Mills, Inc.	8,071
35	Hershey Co.	7,861
217	Hormel Foods Corp.	9,832
92	Ingredion, Inc.	9,458
41	J.M. Smucker Co.	6,265
150	Kellogg Co.	10,287
138	Kraft Heinz Co.	5,593
115	McCormick & Co., Inc.	8,639
263	Mondelez International, Inc., Class A	17,211

		105,832

	Gas Utilities — 0.2%
320	New Jersey Resources Corp.	15,975
106	ONE Gas, Inc.	8,730

		24,705

	Health Care Equipment & Supplies — 1.0%
123	Abbott Laboratories	13,598
13	Align Technology, Inc.(a)	3,506
81	Baxter International, Inc.	3,701
47	Becton Dickinson & Co.	11,854
13	Cooper Cos., Inc.	4,536
57	Edwards Lifesciences Corp.(a)	4,372
26	GE HealthCare Technologies, Inc.(a)	1,808

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
95	Globus Medical, Inc., Class A(a)	$7,172
72	Haemonetics Corp.(a)	6,091
87	Intuitive Surgical, Inc.(a)	21,375
199	LeMaitre Vascular, Inc.	9,389
168	Medtronic PLC	14,060
36	Penumbra, Inc.(a)	9,015
29	Shockwave Medical, Inc.(a)	5,450
67	STAAR Surgical Co.(a)	4,727
22	Stryker Corp.	5,584
9	Teleflex, Inc.	2,191

		128,429

	Health Care Providers & Services — 1.1%
141	Acadia Healthcare Co., Inc.(a)	11,847
48	Centene Corp.(a)	3,659
23	Chemed Corp.	11,618
37	Cigna Corp.	11,717
148	CVS Health Corp.	13,057
10	Elevance Health, Inc.	5,000
89	Encompass Health Corp.	5,558
146	HCA Healthcare, Inc.	37,240
78	Henry Schein, Inc.(a)	6,720
9	Humana, Inc.	4,605
23	Laboratory Corp. of America Holdings	5,799
240	Select Medical Holdings Corp.	6,977
132	Tenet Healthcare Corp.(a)	7,240
39	UnitedHealth Group, Inc.	19,468

		150,505

	Health Care Technology — 0.5%
1,066	Doximity, Inc., Class A(a)	37,598
186	Veeva Systems, Inc., Class A(a)	31,722

		69,320

	Hotels, Restaurants & Leisure — 2.0%
33	Booking Holdings, Inc.(a)	80,325
3	Chipotle Mexican Grill, Inc.(a)	4,939
113	Hilton Worldwide Holdings, Inc.	16,395
105	Marriott Vacations Worldwide Corp.	16,804
72	McDonald’s Corp.	19,253
532	Starbucks Corp.	58,063
231	Travel & Leisure Co.	9,788
541	Yum China Holdings, Inc.	33,331
220	Yum! Brands, Inc.	28,712

		267,610

	Household Durables — 0.6%
45	DR Horton, Inc.	4,441
277	KB Home	10,651
115	Meritage Homes Corp.(a)	12,384
675	PulteGroup, Inc.	38,401
316	Taylor Morrison Home Corp.(a)	11,313

		77,190

	Household Products — 0.5%
197	Church & Dwight Co., Inc.	15,929
81	Colgate-Palmolive Co.	6,037
349	Energizer Holdings, Inc.	12,948
252	Procter & Gamble Co.	35,880

		70,794

	Independent Power & Renewable Electricity Producers — 0.1%
371	AES Corp.	10,169

	Industrial Conglomerates — 0.3%
129	3M Co.	$14,845
80	General Electric Co.	6,439
115	Honeywell International, Inc.	23,975

		45,259

	Insurance — 1.5%
32	Allstate Corp.	4,111
316	American International Group, Inc.	19,977
37	Assurant, Inc.	4,906
49	Chubb Ltd.	11,147
159	First American Financial Corp.	9,837
98	Hanover Insurance Group, Inc.	13,189
111	Hartford Financial Services Group, Inc.	8,615
46	Marsh & McLennan Cos., Inc.	8,046
81	Prudential Financial, Inc.	8,500
227	Reinsurance Group of America, Inc.	34,452
140	Selective Insurance Group, Inc.	13,300
86	Travelers Cos., Inc.	16,436
189	Willis Towers Watson PLC	48,042

		200,558

	Interactive Media & Services — 2.9%
742	Alphabet, Inc., Class A(a)	73,339
1,396	Alphabet, Inc., Class C(a)	139,419
857	Meta Platforms, Inc., Class A(a)	127,667
1,306	Pinterest, Inc., Class A(a)	34,335
259	Yelp, Inc.(a)	8,161

		382,921

	Internet & Direct Marketing Retail — 2.3%
263	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,983
2,140	Amazon.com, Inc.(a)	220,698
751	eBay, Inc.	37,174
79	Etsy, Inc.(a)	10,869

		297,724

	IT Services — 2.6%
56	Accenture PLC, Class A	15,627
25	Automatic Data Processing, Inc.	5,645
337	Block, Inc.(a)	27,540
157	Cognizant Technology Solutions Corp., Class A	10,480
63	Concentrix Corp.	8,934
372	Fiserv, Inc.(a)	39,685
30	Gartner, Inc.(a)	10,144
184	Global Payments, Inc.	20,740
47	International Business Machines Corp.	6,332
22	Jack Henry & Associates, Inc.	3,962
26	Mastercard, Inc., Class A	9,636
27	Paychex, Inc.	3,128
485	PayPal Holdings, Inc.(a)	39,523
529	Shopify, Inc., Class A(a)	26,064
16	VeriSign, Inc.(a)	3,489
451	Visa, Inc., Class A	103,825
47	WEX, Inc.(a)	8,693

		343,447

	Leisure Products — 0.1%
482	Mattel, Inc.(a)	9,862
183	YETI Holdings, Inc.(a)	8,191

		18,053

	Life Sciences Tools & Services — 0.5%
35	Agilent Technologies, Inc.	5,323
183	Illumina, Inc.(a)	39,199
51	Repligen Corp.(a)	9,450
12	Thermo Fisher Scientific, Inc.	6,844

		60,816

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.6%
74	AGCO Corp.	$10,222
25	Caterpillar, Inc.	6,307
31	Chart Industries, Inc.(a)	4,153
49	Cummins, Inc.	12,227
42	Deere & Co.	17,759
69	Dover Corp.	10,476
99	Fortive Corp.	6,735
271	Graco, Inc.	18,515
20	Illinois Tool Works, Inc.	4,721
163	ITT, Inc.	14,929
124	Oshkosh Corp.	12,497
197	PACCAR, Inc.	21,534
139	Parker-Hannifin Corp.	45,314
151	Terex Corp.	7,697
142	Toro Co.	15,836

		208,922

	Media — 1.0%
9	Cable One, Inc.	7,109
48	Charter Communications, Inc., Class A(a)	18,447
1,074	Comcast Corp., Class A	42,262
430	Interpublic Group of Cos., Inc.	15,678
243	Liberty Broadband Corp., Class C(a)	21,816
167	New York Times Co., Class A	5,818
151	Omnicom Group, Inc.	12,984
185	Paramount Global, Class B	4,285

		128,399

	Metals & Mining — 0.4%
172	Alcoa Corp.	8,985
299	Cleveland-Cliffs, Inc.(a)	6,384
157	Commercial Metals Co.	8,520
64	Newmont Corp.	3,388
51	Reliance Steel & Aluminum Co.	11,600
136	Steel Dynamics, Inc.	16,407

		55,284

	Multi-Utilities — 0.1%
119	Consolidated Edison, Inc.	11,342
45	DTE Energy Co.	5,236
30	WEC Energy Group, Inc.	2,820

		19,398

	Multiline Retail — 0.1%
330	Macy’s, Inc.	7,798
60	Target Corp.	10,328

		18,126

	Oil, Gas & Consumable Fuels — 1.8%
781	Antero Midstream Corp.	8,513
199	Antero Resources Corp.(a)	5,739
855	APA Corp.	37,902
78	Chevron Corp.	13,574
503	CNX Resources Corp.(a)	8,415
250	ConocoPhillips	30,468
358	EOG Resources, Inc.	47,346
148	Exxon Mobil Corp.	17,169
157	HF Sinclair Corp.	8,933
572	Kinder Morgan, Inc.	10,468
104	ONEOK, Inc.	7,122
82	Phillips 66	8,222
19	Pioneer Natural Resources Co.	4,377
263	Range Resources Corp.	6,580
998	Southwestern Energy Co.(a)	5,509
42	Valero Energy Corp.	5,881
210	Williams Cos., Inc.	6,770

		232,988

	Personal Products — 0.0%
19	Estee Lauder Cos., Inc., Class A	$5,264

	Pharmaceuticals — 1.6%
157	Bristol-Myers Squibb Co.	11,406
31	Eli Lilly & Co.	10,669
67	Jazz Pharmaceuticals PLC(a)	10,496
216	Johnson & Johnson	35,299
168	Merck & Co., Inc.	18,045
393	Novartis AG, Sponsored ADR	35,614
206	Novo Nordisk AS, Sponsored ADR	28,589
153	Perrigo Co. PLC	5,725
280	Pfizer, Inc.	12,365
615	Roche Holding AG, Sponsored ADR	24,077
97	Zoetis, Inc.	16,052

		208,337

	Professional Services — 0.4%
139	Equifax, Inc.	30,886
95	Exponent, Inc.	9,741
124	Korn Ferry	6,695
56	Leidos Holdings, Inc.	5,535
73	ManpowerGroup, Inc.	6,363

		59,220

	Real Estate Management & Development — 0.5%
601	CBRE Group, Inc., Class A(a)	51,391
64	Jones Lang LaSalle, Inc.(a)	11,832

		63,223

	REITs – Apartments — 0.2%
39	AvalonBay Communities, Inc.	6,920
58	Camden Property Trust	7,146
147	Equity Residential	9,357

		23,423

	REITs – Diversified — 0.3%
607	American Assets Trust, Inc.	17,275
19	American Tower Corp.	4,245
35	Crown Castle, Inc.	5,184
8	Equinix, Inc.	5,905
163	VICI Properties, Inc.	5,571
104	Weyerhaeuser Co.	3,581

		41,761

	REITs – Health Care — 0.1%
637	Physicians Realty Trust	10,103
51	Ventas, Inc.	2,642
27	Welltower, Inc.	2,026

		14,771

	REITs – Hotels — 0.0%
151	Host Hotels & Resorts, Inc.	2,846

	REITs – Mortgage — 0.1%
440	KKR Real Estate Finance Trust, Inc.	7,009

	REITs – Office Property — 0.5%
1,122	Brandywine Realty Trust	7,360
579	Corporate Office Properties Trust	16,253
387	Douglas Emmett, Inc.	6,482
503	Easterly Government Properties, Inc.	8,169
633	Highwoods Properties, Inc.	19,224
170	Kilroy Realty Corp.	6,977

		64,465

	REITs – Regional Malls — 0.0%
32	Simon Property Group, Inc.	4,111

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 0.2%
957	Brixmor Property Group, Inc.	$22,518

	REITs – Single Tenant — 0.1%
313	National Retail Properties, Inc.	14,821

	REITs – Warehouse/Industrials — 0.1%
69	Prologis, Inc.	8,920

	Road & Rail — 0.5%
324	CSX Corp.	10,018
27	J.B. Hunt Transport Services, Inc.	5,104
51	Norfolk Southern Corp.	12,536
74	Ryder System, Inc.	6,986
33	Saia, Inc.(a)	9,002
603	Uber Technologies, Inc.(a)	18,651
34	Union Pacific Corp.	6,943

		69,240

	Semiconductors & Semiconductor Equipment — 2.3%
158	Advanced Micro Devices, Inc.(a)	11,874
96	Analog Devices, Inc.	16,461
23	Broadcom, Inc.	13,455
97	Cirrus Logic, Inc.(a)	8,768
426	Intel Corp.	12,039
183	Lattice Semiconductor Corp.(a)	13,869
73	Micron Technology, Inc.	4,402
590	NVIDIA Corp.	115,268
54	Qorvo, Inc.(a)	5,868
346	QUALCOMM, Inc.	46,091
67	Silicon Laboratories, Inc.(a)	10,513
92	Synaptics, Inc.(a)	11,503
96	Texas Instruments, Inc.	17,012
53	Universal Display Corp.	7,024
95	Wolfspeed, Inc.(a)	7,316

		301,463

	Software — 5.4%
126	Adobe, Inc.(a)	46,663
50	ANSYS, Inc.(a)	13,318
28	Aspen Technology, Inc.(a)	5,565
330	Autodesk, Inc.(a)	71,003
25	Cadence Design Systems, Inc.(a)	4,571
37	Ceridian HCM Holding, Inc.(a)	2,674
278	Dynatrace, Inc.(a)	10,683
17	Fair Isaac Corp.(a)	11,321
173	Gen Digital, Inc.	3,981
30	Intuit, Inc.	12,680
686	Microsoft Corp.	169,998
1,469	Oracle Corp.	129,948
54	Paylocity Holding Corp.(a)	11,248
67	Qualys, Inc.(a)	7,729
27	Roper Technologies, Inc.	11,522
606	Salesforce, Inc.(a)	101,790
60	SPS Commerce, Inc.(a)	8,165
18	Synopsys, Inc.(a)	6,367
18	Tyler Technologies, Inc.(a)	5,810
416	Workday, Inc., Class A(a)	75,475

		710,511

	Specialty Retail — 0.7%
31	Asbury Automotive Group, Inc.(a)	6,820
18	Best Buy Co., Inc.	1,597
100	Boot Barn Holdings, Inc.(a)	8,349
67	Dick’s Sporting Goods, Inc.	8,761
63	Five Below, Inc.(a)	12,419
73	Home Depot, Inc.	23,664
	Specialty Retail — continued
29	Lithia Motors, Inc.	$7,633
22	Ross Stores, Inc.	2,600
143	TJX Cos., Inc.	11,706
69	Williams-Sonoma, Inc.	9,311

		92,860

	Technology Hardware, Storage & Peripherals — 0.6%
515	Apple, Inc.	74,309
191	Hewlett Packard Enterprise Co.	3,081
126	HP, Inc.	3,672

		81,062

	Textiles, Apparel & Luxury Goods — 0.7%
59	Crocs, Inc.(a)	7,185
33	Deckers Outdoor Corp.(a)	14,107
155	NIKE, Inc., Class B	19,736
129	PVH Corp.	11,597
2,016	Under Armour, Inc., Class A(a)	24,978
909	Under Armour, Inc., Class C(a)	9,908

		87,511

	Thrifts & Mortgage Finance — 0.1%
1,195	MGIC Investment Corp.	16,873

	Trading Companies & Distributors — 0.1%
63	GATX Corp.	7,210

	Water Utilities — 0.2%
99	American States Water Co.	9,323
40	American Water Works Co., Inc.	6,259
211	Essential Utilities, Inc.	9,860

		25,442

	Total Common Stocks (Identified Cost $7,526,642)	7,771,792

Principal Amount
Bonds and Notes — 5.1%
	Automotive — 0.1%
$6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,826
3,000	Lear Corp., 4.250%, 5/15/2029	2,820
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,488

		12,134

	Banking — 0.8%
6,000	American Express Co., 3.700%, 8/03/2023	5,966
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,677
6,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	5,919
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,941
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,257
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,965
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,818
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,870
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,963
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,762
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,923
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,569
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,578
7,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,011

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$3,873
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,907
3,000	State Street Corp., 2.400%, 1/24/2030	2,641
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,516
7,000	Truist Bank, 3.200%, 4/01/2024	6,885
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,701

		105,742

	Brokerage — 0.1%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	6,152
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,052

		11,204

	Building Materials — 0.1%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,535
6,000	Owens Corning, 3.950%, 8/15/2029	5,689

		10,224

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,869

	Diversified Manufacturing — 0.1%
7,000	3M Co., 3.050%, 4/15/2030	6,304
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,639

		8,943

	Electric — 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,921
9,000	Entergy Corp., 0.900%, 9/15/2025	8,087
8,000	Exelon Corp., 4.050%, 4/15/2030	7,703
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,931
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,865
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,700
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,756

		38,963

	Environmental — 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,401
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,945

		6,346

	Finance Companies — 0.0%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,766
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,665

		6,431

	Food & Beverage — 0.2%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,313
6,000	General Mills, Inc., 4.000%, 4/17/2025	5,907
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,562
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,362

		22,144

	Government Owned – No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,373
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,412

		18,785

	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,889
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,547

		11,436

	Healthcare — 0.2%
$3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$2,941
5,000	Cigna Corp., 3.750%, 7/15/2023	4,973
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,932
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,841
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,828
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,567

		23,082

	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,806
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,828

		12,634

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,063
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,624

		6,687

	Mortgage Related — 1.1%
34,262	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	30,025
20,348	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	18,500
22,259	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	20,887
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	935
18,883	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	15,914
17,353	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	15,252
28,148	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	25,662
12,992	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	12,207
7,253	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	7,007
460	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	462

		146,851

	Natural Gas — 0.0%
7,000	NiSource, Inc., 0.950%, 8/15/2025	6,380

	Pharmaceuticals — 0.1%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	7,798
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,391
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,812
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,920

		17,921

	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,642

	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,610

	REITs – Apartments — 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,494

	REITs – Health Care — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,002

	REITs – Office Property — 0.1%
6,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	5,858
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,758
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,501

		14,117

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Single Tenant — 0.0%
$2,000	Realty Income Corp., 3.400%, 1/15/2028	$1,903
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,550

		3,453

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,370

	Restaurants — 0.1%
8,000	Starbucks Corp., 2.250%, 3/12/2030	6,905

	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,718
8,000	TJX Cos., Inc., 1.150%, 5/15/2028	6,896

		10,614

	Technology — 0.3%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,790
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,553
5,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	4,589
5,000	Intel Corp., 2.450%, 11/15/2029	4,394
7,000	International Business Machines Corp., 4.000%, 6/20/2042	6,102
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,636
6,000	Oracle Corp., 2.950%, 5/15/2025	5,764
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	5,636

		37,464

	Treasuries — 0.8%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,052
8,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,381
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,622
16,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	13,774
20,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	17,609
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,926
12,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,608
39,000	U.S. Treasury Notes, 0.375%, 11/30/2025	35,344

		104,316

	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,187

	Wireless — 0.1%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,452

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,539
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	5,067

		6,606

	Total Bonds and Notes (Identified Cost $737,529)	682,008

Shares
Exchange-Traded Funds — 8.4%
15,467	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,153,525)	1,109,757

Mutual Funds — 13.3%
46,562	WCM Focused Emerging Markets Fund, Institutional Class	651,407
51,686	WCM Focused International Growth Fund, Institutional Class	1,108,655

	Total Mutual Funds (Identified Cost $2,042,388)	1,760,062

Affiliated Mutual Funds — 10.8%
12,682	Loomis Sayles Inflation Protected Securities Fund, Class N	$125,046
23,119	Mirova Global Green Bond Fund, Class N	191,428
97,197	Mirova International Sustainable Equity Fund, Class N	1,119,712

	Total Affiliated Mutual Funds (Identified Cost $1,638,683)	1,436,186

Principal Amount
Short-Term Investments — 3.8%
$493,859	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $493,884 on 2/01/2023 collateralized by $515,500 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $504,103 including accrued interest (Note 2 of Notes to Financial Statements)	493,859
5,000	U.S. Treasury Bills, 4.640%, 7/20/2023(d)	4,892

	Total Short-Term Investments (Identified Cost $498,750)	498,751

	Total Investments — 100.2% (Identified Cost $13,597,517)	13,258,556
	Other assets less liabilities — (0.2)%	(32,759)

	Net Assets — 100.0%	$13,225,797

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $9,904 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	89.0%
Fixed Income	7.4
Short-Term Investments	3.8

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 59.6% of Net Assets
	Aerospace & Defense — 1.4%
204	AAR Corp.(a)	$10,494
44	Axon Enterprise, Inc.(a)	8,599
470	Boeing Co.(a)	100,110
35	L3Harris Technologies, Inc.	7,519
31	Lockheed Martin Corp.	14,361
64	Moog, Inc., Class A	6,100
103	Raytheon Technologies Corp.	10,285

		157,468

	Air Freight & Logistics — 0.5%
288	Expeditors International of Washington, Inc.	31,147
24	FedEx Corp.	4,653
170	GXO Logistics, Inc.(a)	8,896
67	United Parcel Service, Inc., Class B	12,410

		57,106

	Airlines — 0.2%
220	Alaska Air Group, Inc.(a)	11,295
199	Delta Air Lines, Inc.(a)	7,781
641	JetBlue Airways Corp.(a)	5,128

		24,204

	Auto Components — 0.7%
31	Aptiv PLC(a)	3,506
667	BorgWarner, Inc.	31,536
433	Dana, Inc.	7,854
259	Magna International, Inc.	16,819
83	Mobileye Global, Inc., Class A(a)	3,204
59	Visteon Corp.(a)	9,224

		72,143

	Automobiles — 1.1%
1,155	General Motors Co.	45,414
386	Tesla, Inc.(a)	66,863
60	Thor Industries, Inc.	5,720

		117,997

	Banks — 3.2%
269	Ameris Bancorp	12,686
1,288	Bank of America Corp.	45,698
920	Citigroup, Inc.	48,042
107	Citizens Financial Group, Inc.	4,635
192	East West Bancorp, Inc.	15,076
487	First Financial Bancorp	12,336
45	First Republic Bank	6,340
1,439	FNB Corp.	20,535
1,004	Fulton Financial Corp.	16,797
433	Huntington Bancshares, Inc.	6,569
273	International Bancshares Corp.	12,795
239	JPMorgan Chase & Co.	33,450
153	KeyCorp	2,936
91	PNC Financial Services Group, Inc.	15,054
131	Regions Financial Corp.	3,084
11	SVB Financial Group(a)	3,327
311	Truist Financial Corp.	15,360
422	Trustmark Corp.	12,289
138	U.S. Bancorp	6,872
257	Webster Financial Corp.	13,531
1,021	Wells Fargo & Co.	47,854

		355,266

	Beverages — 1.0%
53	Boston Beer Co., Inc., Class A(a)	20,596
170	Coca-Cola Co.	10,424
153	Keurig Dr Pepper, Inc.	5,398
	Beverages — continued
696	Monster Beverage Corp.(a)	$72,440
33	PepsiCo, Inc.	5,644

		114,502

	Biotechnology — 1.6%
54	AbbVie, Inc.	7,978
246	Alnylam Pharmaceuticals, Inc.(a)	55,694
22	Amgen, Inc.	5,553
21	Biogen, Inc.(a)	6,109
72	BioMarin Pharmaceutical, Inc.(a)	8,305
277	CRISPR Therapeutics AG(a)	14,133
85	Gilead Sciences, Inc.	7,135
134	Halozyme Therapeutics, Inc.(a)	6,937
61	Incyte Corp.(a)	5,194
74	Neurocrine Biosciences, Inc.(a)	8,209
62	Regeneron Pharmaceuticals, Inc.(a)	47,025
23	United Therapeutics Corp.(a)	6,053
9	Vertex Pharmaceuticals, Inc.(a)	2,908

		181,233

	Building Products — 0.9%
120	Builders FirstSource, Inc.(a)	9,564
43	Carlisle Cos., Inc.	10,787
79	Carrier Global Corp.	3,597
325	Fortune Brands Innovations, Inc.	20,966
33	Lennox International, Inc.	8,600
472	Masco Corp.	25,110
518	MasterBrand, Inc.(a)	4,766
100	Owens Corning	9,665
85	Trex Co., Inc.(a)	4,481

		97,536

	Capital Markets — 3.7%
644	Bank of New York Mellon Corp.	32,567
10	BlackRock, Inc.	7,592
35	Cboe Global Markets, Inc.	4,301
394	Charles Schwab Corp.	30,504
56	CME Group, Inc.	9,893
68	FactSet Research Systems, Inc.	28,760
119	Goldman Sachs Group, Inc.	43,531
389	Intercontinental Exchange, Inc.	41,837
214	Janus Henderson Group PLC	5,547
991	KKR & Co., Inc.	55,308
11	MarketAxess Holdings, Inc.	4,002
20	Moody’s Corp.	6,455
75	Morgan Stanley	7,300
56	MSCI, Inc.	29,767
25	Northern Trust Corp.	2,424
38	S&P Global, Inc.	14,248
424	SEI Investments Co.	26,470
474	State Street Corp.	43,290
26	T. Rowe Price Group, Inc.	3,028
43	Virtus Investment Partners, Inc.	9,240

		406,064

	Chemicals — 0.6%
11	Air Products & Chemicals, Inc.	3,526
35	DuPont de Nemours, Inc.	2,588
23	Ecolab, Inc.	3,561
118	HB Fuller Co.	8,154
83	Innospec, Inc.	9,381
45	Linde PLC	14,892
151	Livent Corp.(a)	3,914
101	Minerals Technologies, Inc.	7,014
16	Sherwin-Williams Co.	3,785

See accompanying notes to financial statements.

|  82

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
57	Stepan Co.	$6,261

		63,076

	Commercial Services & Supplies — 0.1%
60	MSA Safety, Inc.	8,184
21	Waste Management, Inc.	3,249

		11,433

	Communications Equipment — 0.2%
144	Ciena Corp.(a)	7,491
44	F5, Inc.(a)	6,497
80	Lumentum Holdings, Inc.(a)	4,814

		18,802

	Construction & Engineering — 0.2%
235	AECOM	20,508

	Construction Materials — 0.2%
23	Martin Marietta Materials, Inc.	8,272
58	Vulcan Materials Co.	10,633

		18,905

	Consumer Finance — 1.2%
1,369	Ally Financial, Inc.	44,479
211	American Express Co.	36,910
380	Capital One Financial Corp.	45,220
85	Synchrony Financial	3,122

		129,731

	Containers & Packaging — 0.1%
29	Ball Corp.	1,689
197	Sonoco Products Co.	12,039

		13,728

	Distributors — 0.0%
30	Genuine Parts Co.	5,035

	Diversified Consumer Services — 0.2%
71	Grand Canyon Education, Inc.(a)	8,276
146	Service Corp. International	10,826

		19,102

	Diversified Telecommunication Services — 0.6%
945	AT&T, Inc.	19,250
334	Frontier Communications Parent, Inc.(a)	9,890
153	Iridium Communications, Inc.(a)	9,155
179	Lumen Technologies, Inc.	940
692	Verizon Communications, Inc.	28,766

		68,001

	Electric Utilities — 0.4%
154	American Electric Power Co., Inc.	14,470
189	Eversource Energy	15,560
99	Exelon Corp.	4,177
123	FirstEnergy Corp.	5,037
79	IDACORP, Inc.	8,359

		47,603

	Electrical Equipment — 0.5%
85	Eaton Corp. PLC	13,788
112	Emerson Electric Co.	10,105
54	Hubbell, Inc.	12,361
66	Regal Rexnord Corp.	9,187
19	Rockwell Automation, Inc.	5,359
165	Sunrun, Inc.(a)	4,336

		55,136

	Electronic Equipment, Instruments & Components — 0.8%
117	Advanced Energy Industries, Inc.	10,851
	Electronic Equipment, Instruments & Components — continued
57	Amphenol Corp., Class A	$4,547
248	Avnet, Inc.	11,378
152	Cognex Corp.	8,321
48	Corning, Inc.	1,661
31	Keysight Technologies, Inc.(a)	5,560
31	Littelfuse, Inc.	7,957
210	TE Connectivity Ltd.	26,702
13	Teledyne Technologies, Inc.(a)	5,515
12	Zebra Technologies Corp., Class A(a)	3,794

		86,286

	Energy Equipment & Services — 0.2%
133	Baker Hughes Co.	4,222
258	ChampionX Corp.	8,519
341	NOV, Inc.	8,334
80	Schlumberger Ltd.	4,558

		25,633

	Entertainment — 2.4%
169	Activision Blizzard, Inc.	12,940
55	Electronic Arts, Inc.	7,077
280	Netflix, Inc.(a)	99,081
189	Take-Two Interactive Software, Inc.(a)	21,401
873	Walt Disney Co.(a)	94,712
2,259	Warner Bros. Discovery, Inc.(a)	33,478

		268,689

	Food & Staples Retailing — 0.5%
119	BJ’s Wholesale Club Holdings, Inc.(a)	8,624
25	Costco Wholesale Corp.	12,778
65	Kroger Co.	2,901
139	SpartanNash Co.	4,404
199	Sprouts Farmers Market, Inc.(a)	6,358
86	Walgreens Boots Alliance, Inc.	3,170
121	Walmart, Inc.	17,408

		55,643

	Food Products — 0.8%
108	Campbell Soup Co.	5,608
170	Conagra Brands, Inc.	6,322
110	Darling Ingredients, Inc.(a)	7,292
93	General Mills, Inc.	7,288
29	Hershey Co.	6,513
179	Hormel Foods Corp.	8,111
78	Ingredion, Inc.	8,018
34	J.M. Smucker Co.	5,195
124	Kellogg Co.	8,504
115	Kraft Heinz Co.	4,661
96	McCormick & Co., Inc.	7,212
218	Mondelez International, Inc., Class A	14,266

		88,990

	Gas Utilities — 0.2%
268	New Jersey Resources Corp.	13,379
90	ONE Gas, Inc.	7,412

		20,791

	Health Care Equipment & Supplies — 1.0%
107	Abbott Laboratories	11,829
11	Align Technology, Inc.(a)	2,967
76	Baxter International, Inc.	3,472
41	Becton Dickinson & Co.	10,341
10	Cooper Cos., Inc.	3,489
49	Edwards Lifesciences Corp.(a)	3,758
23	GE HealthCare Technologies, Inc.(a)	1,599
83	Globus Medical, Inc., Class A(a)	6,267

See accompanying notes to financial statements.

83  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
63	Haemonetics Corp.(a)	$5,330
74	Intuitive Surgical, Inc.(a)	18,181
146	LeMaitre Vascular, Inc.	6,888
144	Medtronic PLC	12,051
31	Penumbra, Inc.(a)	7,763
24	Shockwave Medical, Inc.(a)	4,510
59	STAAR Surgical Co.(a)	4,163
19	Stryker Corp.	4,822
9	Teleflex, Inc.	2,191

		109,621

	Health Care Providers & Services — 1.2%
124	Acadia Healthcare Co., Inc.(a)	10,419
38	Centene Corp.(a)	2,897
20	Chemed Corp.	10,103
32	Cigna Corp.	10,133
124	CVS Health Corp.	10,939
9	Elevance Health, Inc.	4,500
78	Encompass Health Corp.	4,871
124	HCA Healthcare, Inc.	31,629
65	Henry Schein, Inc.(a)	5,600
7	Humana, Inc.	3,582
19	Laboratory Corp. of America Holdings	4,790
211	Select Medical Holdings Corp.	6,134
116	Tenet Healthcare Corp.(a)	6,363
34	UnitedHealth Group, Inc.	16,972

		128,932

	Health Care Technology — 0.5%
904	Doximity, Inc., Class A(a)	31,884
157	Veeva Systems, Inc., Class A(a)	26,776

		58,660

	Hotels, Restaurants & Leisure — 2.0%
27	Booking Holdings, Inc.(a)	65,721
3	Chipotle Mexican Grill, Inc.(a)	4,939
98	Hilton Worldwide Holdings, Inc.	14,219
89	Marriott Vacations Worldwide Corp.	14,244
62	McDonald’s Corp.	16,579
449	Starbucks Corp.	49,004
201	Travel & Leisure Co.	8,516
458	Yum China Holdings, Inc.	28,217
185	Yum! Brands, Inc.	24,144

		225,583

	Household Durables — 0.6%
38	DR Horton, Inc.	3,750
244	KB Home	9,382
94	Meritage Homes Corp.(a)	10,123
580	PulteGroup, Inc.	32,996
246	Taylor Morrison Home Corp.(a)	8,807

		65,058

	Household Products — 0.5%
164	Church & Dwight Co., Inc.	13,261
67	Colgate-Palmolive Co.	4,993
296	Energizer Holdings, Inc.	10,982
210	Procter & Gamble Co.	29,900

		59,136

	Independent Power & Renewable Electricity Producers — 0.1%
324	AES Corp.	8,881

	Industrial Conglomerates — 0.3%
110	3M Co.	12,659
69	General Electric Co.	5,553
	Industrial Conglomerates — continued
97	Honeywell International, Inc.	$20,222

		38,434

	Insurance — 1.5%
26	Allstate Corp.	3,340
268	American International Group, Inc.	16,943
31	Assurant, Inc.	4,110
41	Chubb Ltd.	9,327
138	First American Financial Corp.	8,538
85	Hanover Insurance Group, Inc.	11,439
99	Hartford Financial Services Group, Inc.	7,683
39	Marsh & McLennan Cos., Inc.	6,822
67	Prudential Financial, Inc.	7,031
195	Reinsurance Group of America, Inc.	29,595
122	Selective Insurance Group, Inc.	11,590
70	Travelers Cos., Inc.	13,379
160	Willis Towers Watson PLC	40,671

		170,468

	Interactive Media & Services — 2.9%
668	Alphabet, Inc., Class A(a)	66,025
1,152	Alphabet, Inc., Class C(a)	115,050
730	Meta Platforms, Inc., Class A(a)	108,748
1,107	Pinterest, Inc., Class A(a)	29,103
228	Yelp, Inc.(a)	7,185

		326,111

	Internet & Direct Marketing Retail — 2.3%
223	Alibaba Group Holding Ltd., Sponsored ADR(a)	24,575
1,813	Amazon.com, Inc.(a)	186,975
659	eBay, Inc.	32,620
67	Etsy, Inc.(a)	9,218

		253,388

	IT Services — 2.6%
48	Accenture PLC, Class A	13,394
20	Automatic Data Processing, Inc.	4,516
285	Block, Inc.(a)	23,290
136	Cognizant Technology Solutions Corp., Class A	9,078
55	Concentrix Corp.	7,799
315	Fiserv, Inc.(a)	33,604
26	Gartner, Inc.(a)	8,792
158	Global Payments, Inc.	17,810
38	International Business Machines Corp.	5,120
21	Jack Henry & Associates, Inc.	3,782
21	Mastercard, Inc., Class A	7,782
22	Paychex, Inc.	2,549
418	PayPal Holdings, Inc.(a)	34,063
448	Shopify, Inc., Class A(a)	22,073
13	VeriSign, Inc.(a)	2,835
382	Visa, Inc., Class A	87,940
41	WEX, Inc.(a)	7,584

		292,011

	Leisure Products — 0.1%
429	Mattel, Inc.(a)	8,777
154	YETI Holdings, Inc.(a)	6,893

		15,670

	Life Sciences Tools & Services — 0.5%
28	Agilent Technologies, Inc.	4,258
156	Illumina, Inc.(a)	33,415
44	Repligen Corp.(a)	8,153
10	Thermo Fisher Scientific, Inc.	5,704

		51,530

See accompanying notes to financial statements.

|  84

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.6%
62	AGCO Corp.	$8,564
21	Caterpillar, Inc.	5,298
26	Chart Industries, Inc.(a)	3,484
42	Cummins, Inc.	10,481
35	Deere & Co.	14,799
55	Dover Corp.	8,351
83	Fortive Corp.	5,647
229	Graco, Inc.	15,645
17	Illinois Tool Works, Inc.	4,013
136	ITT, Inc.	12,456
107	Oshkosh Corp.	10,783
167	PACCAR, Inc.	18,255
119	Parker-Hannifin Corp.	38,794
133	Terex Corp.	6,779
120	Toro Co.	13,382

		176,731

	Media — 1.0%
7	Cable One, Inc.	5,529
41	Charter Communications, Inc., Class A(a)	15,757
922	Comcast Corp., Class A	36,281
363	Interpublic Group of Cos., Inc.	13,235
206	Liberty Broadband Corp., Class C(a)	18,495
147	New York Times Co., Class A	5,121
129	Omnicom Group, Inc.	11,093
159	Paramount Global, Class B	3,682

		109,193

	Metals & Mining — 0.4%
149	Alcoa Corp.	7,784
262	Cleveland-Cliffs, Inc.(a)	5,594
132	Commercial Metals Co.	7,163
53	Newmont Corp.	2,805
42	Reliance Steel & Aluminum Co.	9,553
111	Steel Dynamics, Inc.	13,391

		46,290

	Multi-Utilities — 0.2%
99	Consolidated Edison, Inc.	9,435
40	DTE Energy Co.	4,655
24	WEC Energy Group, Inc.	2,256

		16,346

	Multiline Retail — 0.1%
290	Macy’s, Inc.	6,853
52	Target Corp.	8,951

		15,804

	Oil, Gas & Consumable Fuels — 1.8%
663	Antero Midstream Corp.	7,227
182	Antero Resources Corp.(a)	5,249
742	APA Corp.	32,893
67	Chevron Corp.	11,659
436	CNX Resources Corp.(a)	7,294
216	ConocoPhillips	26,324
309	EOG Resources, Inc.	40,865
123	Exxon Mobil Corp.	14,269
133	HF Sinclair Corp.	7,568
467	Kinder Morgan, Inc.	8,546
87	ONEOK, Inc.	5,958
69	Phillips 66	6,919
14	Pioneer Natural Resources Co.	3,225
232	Range Resources Corp.	5,805
877	Southwestern Energy Co.(a)	4,841
34	Valero Energy Corp.	4,761
	Oil, Gas & Consumable Fuels — continued
173	Williams Cos., Inc.	$5,577

		198,980

	Personal Products — 0.0%
16	Estee Lauder Cos., Inc., Class A	4,433

	Pharmaceuticals — 1.6%
135	Bristol-Myers Squibb Co.	9,808
27	Eli Lilly & Co.	9,292
59	Jazz Pharmaceuticals PLC(a)	9,243
182	Johnson & Johnson	29,742
140	Merck & Co., Inc.	15,037
333	Novartis AG, Sponsored ADR	30,177
175	Novo Nordisk AS, Sponsored ADR	24,287
127	Perrigo Co. PLC	4,752
237	Pfizer, Inc.	10,466
520	Roche Holding AG, Sponsored ADR	20,358
84	Zoetis, Inc.	13,901

		177,063

	Professional Services — 0.5%
121	Equifax, Inc.	26,886
81	Exponent, Inc.	8,306
109	Korn Ferry	5,885
46	Leidos Holdings, Inc.	4,547
65	ManpowerGroup, Inc.	5,665

		51,289

	Real Estate Management & Development — 0.5%
517	CBRE Group, Inc., Class A(a)	44,208
56	Jones Lang LaSalle, Inc.(a)	10,353

		54,561

	REITs – Apartments — 0.2%
32	AvalonBay Communities, Inc.	5,678
49	Camden Property Trust	6,037
120	Equity Residential	7,638

		19,353

	REITs – Diversified — 0.3%
473	American Assets Trust, Inc.	13,462
16	American Tower Corp.	3,574
30	Crown Castle, Inc.	4,443
7	Equinix, Inc.	5,167
139	VICI Properties, Inc.	4,751
78	Weyerhaeuser Co.	2,686

		34,083

	REITs – Health Care — 0.1%
561	Physicians Realty Trust	8,898
46	Ventas, Inc.	2,383
22	Welltower, Inc.	1,651

		12,932

	REITs – Hotels — 0.0%
140	Host Hotels & Resorts, Inc.	2,639

	REITs – Mortgage — 0.1%
387	KKR Real Estate Finance Trust, Inc.	6,165

	REITs – Office Property — 0.5%
972	Brandywine Realty Trust	6,377
490	Corporate Office Properties Trust	13,754
332	Douglas Emmett, Inc.	5,561
442	Easterly Government Properties, Inc.	7,178
538	Highwoods Properties, Inc.	16,339
147	Kilroy Realty Corp.	6,033

		55,242

See accompanying notes to financial statements.

85  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
28	Simon Property Group, Inc.	$3,597

	REITs – Shopping Centers — 0.2%
800	Brixmor Property Group, Inc.	18,824

	REITs – Single Tenant — 0.1%
272	National Retail Properties, Inc.	12,879

	REITs – Warehouse/Industrials — 0.1%
60	Prologis, Inc.	7,757

	Road & Rail — 0.5%
287	CSX Corp.	8,874
22	J.B. Hunt Transport Services, Inc.	4,159
44	Norfolk Southern Corp.	10,816
57	Ryder System, Inc.	5,381
29	Saia, Inc.(a)	7,911
523	Uber Technologies, Inc.(a)	16,176
28	Union Pacific Corp.	5,717

		59,034

	Semiconductors & Semiconductor Equipment — 2.3%
133	Advanced Micro Devices, Inc.(a)	9,995
77	Analog Devices, Inc.	13,203
20	Broadcom, Inc.	11,700
84	Cirrus Logic, Inc.(a)	7,593
366	Intel Corp.	10,343
146	Lattice Semiconductor Corp.(a)	11,065
62	Micron Technology, Inc.	3,739
503	NVIDIA Corp.	98,271
44	Qorvo, Inc.(a)	4,781
293	QUALCOMM, Inc.	39,030
58	Silicon Laboratories, Inc.(a)	9,101
75	Synaptics, Inc.(a)	9,377
79	Texas Instruments, Inc.	14,000
47	Universal Display Corp.	6,229
82	Wolfspeed, Inc.(a)	6,315

		254,742

	Software — 5.5%
108	Adobe, Inc.(a)	39,997
44	ANSYS, Inc.(a)	11,720
25	Aspen Technology, Inc.(a)	4,969
281	Autodesk, Inc.(a)	60,460
23	Cadence Design Systems, Inc.(a)	4,205
32	Ceridian HCM Holding, Inc.(a)	2,313
234	Dynatrace, Inc.(a)	8,993
14	Fair Isaac Corp.(a)	9,323
141	Gen Digital, Inc.	3,244
26	Intuit, Inc.	10,990
584	Microsoft Corp.	144,721
1,253	Oracle Corp.	110,840
44	Paylocity Holding Corp.(a)	9,165
57	Qualys, Inc.(a)	6,576
24	Roper Technologies, Inc.	10,242
520	Salesforce, Inc.(a)	87,344
54	SPS Commerce, Inc.(a)	7,348
15	Synopsys, Inc.(a)	5,306
15	Tyler Technologies, Inc.(a)	4,842
352	Workday, Inc., Class A(a)	63,863

		606,461

	Specialty Retail — 0.7%
26	Asbury Automotive Group, Inc.(a)	5,720
17	Best Buy Co., Inc.	1,508
87	Boot Barn Holdings, Inc.(a)	7,264
57	Dick’s Sporting Goods, Inc.	7,453
55	Five Below, Inc.(a)	10,842
	Specialty Retail — continued
62	Home Depot, Inc.	$20,098
26	Lithia Motors, Inc.	6,843
19	Ross Stores, Inc.	2,246
117	TJX Cos., Inc.	9,578
56	Williams-Sonoma, Inc.	7,557

		79,109

	Technology Hardware, Storage & Peripherals — 0.6%
438	Apple, Inc.	63,199
156	Hewlett Packard Enterprise Co.	2,516
103	HP, Inc.	3,002

		68,717

	Textiles, Apparel & Luxury Goods — 0.7%
51	Crocs, Inc.(a)	6,210
27	Deckers Outdoor Corp.(a)	11,542
136	NIKE, Inc., Class B	17,317
109	PVH Corp.	9,799
1,707	Under Armour, Inc., Class A(a)	21,150
772	Under Armour, Inc., Class C(a)	8,415

		74,433

	Thrifts & Mortgage Finance — 0.1%
940	MGIC Investment Corp.	13,273

	Trading Companies & Distributors — 0.1%
55	GATX Corp.	6,295

	Water Utilities — 0.2%
86	American States Water Co.	8,099
34	American Water Works Co., Inc.	5,321
183	Essential Utilities, Inc.	8,551

		21,971

	Total Common Stocks (Identified Cost $6,405,868)	6,612,290

Principal Amount
Bonds and Notes — 3.8%
	Automotive — 0.1%
$3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,913
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
2,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	1,744

		6,537

	Banking — 0.6%
3,000	American Express Co., 3.700%, 8/03/2023	2,983
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,815
4,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	3,946
2,000	Bank of Nova Scotia, 3.400%, 2/11/2024	1,971
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,469
4,000	Citigroup, Inc., 4.600%, 3/09/2026	3,977
3,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	2,932
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,892
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,352
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	940
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,949
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,784
5,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	4,698

See accompanying notes to financial statements.

|  86

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$4,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	$4,007
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,841
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,953
2,000	State Street Corp., 2.400%, 1/24/2030	1,761
2,000	Toronto-Dominion Banks, GMTN, 2.450%, 1/12/2032	1,677
4,000	Truist Bank, 3.200%, 4/01/2024	3,934
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,787

		65,668

	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,394
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,609

		8,003

	Building Materials — 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,814
7,000	Owens Corning, 3.950%, 8/15/2029	6,637

		8,451

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,870

	Diversified Manufacturing — 0.1%
5,000	3M Co., 3.050%, 4/15/2030	4,503
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,759

		6,262

	Electric — 0.2%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	4,934
4,000	Entergy Corp., 0.900%, 9/15/2025	3,594
4,000	Exelon Corp., 4.050%, 4/15/2030	3,851
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,389
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,700
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,787

		24,255

	Environmental — 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,601
4,000	Waste Management, Inc., 2.950%, 6/01/2041	3,156

		4,757

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,883
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,777

		3,660

	Food & Beverage — 0.1%
4,000	Coca-Cola Co., 1.450%, 6/01/2027	3,607
3,000	General Mills, Inc., 4.000%, 4/17/2025	2,954
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,781
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,544

		12,886

	Government Owned – No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,624
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	7,206

		9,830

	Health Insurance — 0.1%
4,000	Elevance Health, Inc., 4.101%, 3/01/2028	3,926
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,328

		7,254

	Healthcare — 0.1%
$1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$981
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,949
2,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	1,920
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,914
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,784

		9,548

	Integrated Energy — 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,861
3,000	Shell International Finance BV, 6.375%, 12/15/2038	3,497

		8,358

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,063
3,000	Manulife Financial Corp., 3.703%, 3/16/2032	2,775

		4,838

	Mortgage Related — 0.8%
17,919	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	15,705
10,567	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	9,606
10,764	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	10,097
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	934
13,547	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	11,417
11,845	Federal National Mortgage Association, 2.500%, with various maturities in 2051(b)	10,410
19,660	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	17,963
10,261	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	9,648
5,613	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	5,429
462	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	465

		91,674

	Natural Gas — 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,468

	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,874
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,696
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,812

		10,382

	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,761

	Railroads — 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	6,546

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,747

	REITs – Health Care — 0.0%
4,000	Welltower OP LLC, 2.800%, 6/01/2031	3,335

	REITs – Office Property — 0.1%
3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	2,929
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,839
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	3,143

		7,911

See accompanying notes to financial statements.

87  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Single Tenant — 0.0%
$2,000	Realty Income Corp., 3.400%, 1/15/2028	$1,903
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,550

		3,453

	REITs – Warehouse/Industrials — 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,580

	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,315

	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,789
4,000	TJX Cos., Inc., 1.150%, 5/15/2028	3,448

		6,237

	Technology — 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	2,895
2,000	Intel Corp., 2.450%, 11/15/2029	1,758
4,000	International Business Machines Corp., 4.000%, 6/20/2042	3,486
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,818
3,000	Oracle Corp., 2.950%, 5/15/2025	2,882
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,831

		17,670

	Treasuries — 0.6%
6,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,526
4,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	3,190
4,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,213
10,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	8,609
11,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	9,685
7,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,165
7,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	6,188
26,000	U.S. Treasury Notes, 0.375%, 11/30/2025	23,562

		64,138

	Utility Other — 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,458

	Wireless — 0.0%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,301

	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,539
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	3,040

		4,579

	Total Bonds and Notes (Identified Cost $460,846)	420,732

Shares
Exchange-Traded Funds — 8.9%
13,691	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,017,970)	982,329

Mutual Funds — 14.3%
42,836	WCM Focused Emerging Markets Fund, Institutional Class	599,275
46,011	WCM Focused International Growth Fund, Institutional Class	986,926

	Total Mutual Funds (Identified Cost $1,815,204)	1,586,201

Affiliated Mutual Funds — 10.3%
19,769	Mirova Global Green Bond Fund, Class N	163,690
85,507	Mirova International Sustainable Equity Fund, Class N	985,044

	Total Affiliated Mutual Funds (Identified Cost $1,308,035)	1,148,734

Short-Term Investments — 3.5%
$389,604	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $389,623 on 2/01/2023 collateralized by $406,700 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $397,708 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $389,604)	$389,604

	Total Investments — 100.4% (Identified Cost $11,397,527)	11,139,890
	Other assets less liabilities — (0.4)%	(43,239)

	Net Assets — 100.0%	$11,096,651

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $940 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	91.7%
Fixed Income	5.2
Short-Term Investments	3.5

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  88

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.4% of Net Assets
	Aerospace & Defense — 1.4%
144	AAR Corp.(a)	$7,407
32	Axon Enterprise, Inc.(a)	6,254
330	Boeing Co.(a)	70,290
25	L3Harris Technologies, Inc.	5,370
22	Lockheed Martin Corp.	10,192
46	Moog, Inc., Class A	4,385
74	Raytheon Technologies Corp.	7,389

		111,287

	Air Freight & Logistics — 0.5%
200	Expeditors International of Washington, Inc.	21,630
16	FedEx Corp.	3,102
117	GXO Logistics, Inc.(a)	6,122
48	United Parcel Service, Inc., Class B	8,891

		39,745

	Airlines — 0.2%
147	Alaska Air Group, Inc.(a)	7,547
136	Delta Air Lines, Inc.(a)	5,318
461	JetBlue Airways Corp.(a)	3,688

		16,553

	Auto Components — 0.6%
21	Aptiv PLC(a)	2,375
463	BorgWarner, Inc.	21,891
311	Dana, Inc.	5,641
175	Magna International, Inc.	11,364
58	Mobileye Global, Inc., Class A(a)	2,239
40	Visteon Corp.(a)	6,254

		49,764

	Automobiles — 1.1%
802	General Motors Co.	31,535
271	Tesla, Inc.(a)	46,942
42	Thor Industries, Inc.	4,004

		82,481

	Banks — 3.2%
188	Ameris Bancorp	8,866
903	Bank of America Corp.	32,038
635	Citigroup, Inc.	33,160
72	Citizens Financial Group, Inc.	3,119
132	East West Bancorp, Inc.	10,365
335	First Financial Bancorp	8,486
31	First Republic Bank	4,367
1,009	FNB Corp.	14,398
710	Fulton Financial Corp.	11,878
319	Huntington Bancshares, Inc.	4,839
191	International Bancshares Corp.	8,952
169	JPMorgan Chase & Co.	23,653
119	KeyCorp	2,284
64	PNC Financial Services Group, Inc.	10,588
94	Regions Financial Corp.	2,213
7	SVB Financial Group(a)	2,117
211	Truist Financial Corp.	10,421
291	Trustmark Corp.	8,474
98	U.S. Bancorp	4,880
180	Webster Financial Corp.	9,477
709	Wells Fargo & Co.	33,231

		247,806

	Beverages — 1.0%
37	Boston Beer Co., Inc., Class A(a)	14,379
122	Coca-Cola Co.	7,481
113	Keurig Dr Pepper, Inc.	3,987
	Beverages — continued
487	Monster Beverage Corp.(a)	$50,687
22	PepsiCo, Inc.	3,762

		80,296

	Biotechnology — 1.6%
38	AbbVie, Inc.	5,614
172	Alnylam Pharmaceuticals, Inc.(a)	38,941
15	Amgen, Inc.	3,786
14	Biogen, Inc.(a)	4,073
50	BioMarin Pharmaceutical, Inc.(a)	5,767
195	CRISPR Therapeutics AG(a)	9,949
57	Gilead Sciences, Inc.	4,785
95	Halozyme Therapeutics, Inc.(a)	4,918
41	Incyte Corp.(a)	3,491
53	Neurocrine Biosciences, Inc.(a)	5,879
43	Regeneron Pharmaceuticals, Inc.(a)	32,614
16	United Therapeutics Corp.(a)	4,211
8	Vertex Pharmaceuticals, Inc.(a)	2,585

		126,613

	Building Products — 0.9%
83	Builders FirstSource, Inc.(a)	6,615
31	Carlisle Cos., Inc.	7,777
52	Carrier Global Corp.	2,367
219	Fortune Brands Innovations, Inc.	14,128
24	Lennox International, Inc.	6,255
325	Masco Corp.	17,290
350	MasterBrand, Inc.(a)	3,220
72	Owens Corning	6,959
60	Trex Co., Inc.(a)	3,163

		67,774

	Capital Markets — 3.6%
442	Bank of New York Mellon Corp.	22,352
6	BlackRock, Inc.	4,555
24	Cboe Global Markets, Inc.	2,949
273	Charles Schwab Corp.	21,136
39	CME Group, Inc.	6,890
48	FactSet Research Systems, Inc.	20,301
82	Goldman Sachs Group, Inc.	29,996
269	Intercontinental Exchange, Inc.	28,931
147	Janus Henderson Group PLC	3,810
685	KKR & Co., Inc.	38,230
9	MarketAxess Holdings, Inc.	3,275
14	Moody’s Corp.	4,519
51	Morgan Stanley	4,964
39	MSCI, Inc.	20,731
17	Northern Trust Corp.	1,648
27	S&P Global, Inc.	10,123
297	SEI Investments Co.	18,542
330	State Street Corp.	30,139
17	T. Rowe Price Group, Inc.	1,980
30	Virtus Investment Partners, Inc.	6,446

		281,517

	Chemicals — 0.6%
9	Air Products & Chemicals, Inc.	2,885
27	DuPont de Nemours, Inc.	1,997
16	Ecolab, Inc.	2,477
83	HB Fuller Co.	5,735
59	Innospec, Inc.	6,668
33	Linde PLC	10,921
103	Livent Corp.(a)	2,670
71	Minerals Technologies, Inc.	4,931
11	Sherwin-Williams Co.	2,603

See accompanying notes to financial statements.

89  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
41	Stepan Co.	$4,503

		45,390

	Commercial Services & Supplies — 0.1%
43	MSA Safety, Inc.	5,865
15	Waste Management, Inc.	2,321

		8,186

	Communications Equipment — 0.2%
101	Ciena Corp.(a)	5,254
32	F5, Inc.(a)	4,725
54	Lumentum Holdings, Inc.(a)	3,250

		13,229

	Construction & Engineering — 0.2%
165	AECOM	14,400

	Construction Materials — 0.2%
17	Martin Marietta Materials, Inc.	6,114
39	Vulcan Materials Co.	7,150

		13,264

	Consumer Finance — 1.2%
950	Ally Financial, Inc.	30,865
150	American Express Co.	26,240
264	Capital One Financial Corp.	31,416
58	Synchrony Financial	2,130

		90,651

	Containers & Packaging — 0.1%
19	Ball Corp.	1,107
138	Sonoco Products Co.	8,433

		9,540

	Distributors — 0.0%
20	Genuine Parts Co.	3,356

	Diversified Consumer Services — 0.2%
50	Grand Canyon Education, Inc.(a)	5,828
103	Service Corp. International	7,637

		13,465

	Diversified Telecommunication Services — 0.6%
655	AT&T, Inc.	13,342
230	Frontier Communications Parent, Inc.(a)	6,810
110	Iridium Communications, Inc.(a)	6,583
120	Lumen Technologies, Inc.	630
486	Verizon Communications, Inc.	20,203

		47,568

	Electric Utilities — 0.4%
108	American Electric Power Co., Inc.	10,148
134	Eversource Energy	11,032
67	Exelon Corp.	2,827
84	FirstEnergy Corp.	3,440
56	IDACORP, Inc.	5,925

		33,372

	Electrical Equipment — 0.5%
58	Eaton Corp. PLC	9,408
78	Emerson Electric Co.	7,037
39	Hubbell, Inc.	8,928
47	Regal Rexnord Corp.	6,542
14	Rockwell Automation, Inc.	3,948
117	Sunrun, Inc.(a)	3,075

		38,938

	Electronic Equipment, Instruments & Components — 0.8%
82	Advanced Energy Industries, Inc.	7,605
	Electronic Equipment, Instruments & Components — continued
38	Amphenol Corp., Class A	$3,031
173	Avnet, Inc.	7,937
109	Cognex Corp.	5,967
33	Corning, Inc.	1,142
23	Keysight Technologies, Inc.(a)	4,125
21	Littelfuse, Inc.	5,391
146	TE Connectivity Ltd.	18,564
9	Teledyne Technologies, Inc.(a)	3,818
8	Zebra Technologies Corp., Class A(a)	2,529

		60,109

	Energy Equipment & Services — 0.2%
91	Baker Hughes Co.	2,888
185	ChampionX Corp.	6,109
235	NOV, Inc.	5,743
60	Schlumberger Ltd.	3,419

		18,159

	Entertainment — 2.4%
116	Activision Blizzard, Inc.	8,882
37	Electronic Arts, Inc.	4,761
196	Netflix, Inc.(a)	69,357
128	Take-Two Interactive Software, Inc.(a)	14,494
611	Walt Disney Co.(a)	66,287
1,538	Warner Bros. Discovery, Inc.(a)	22,793

		186,574

	Food & Staples Retailing — 0.5%
84	BJ’s Wholesale Club Holdings, Inc.(a)	6,087
19	Costco Wholesale Corp.	9,712
48	Kroger Co.	2,142
104	SpartanNash Co.	3,295
135	Sprouts Farmers Market, Inc.(a)	4,313
56	Walgreens Boots Alliance, Inc.	2,064
85	Walmart, Inc.	12,229

		39,842

	Food Products — 0.8%
80	Campbell Soup Co.	4,155
125	Conagra Brands, Inc.	4,649
77	Darling Ingredients, Inc.(a)	5,104
62	General Mills, Inc.	4,858
22	Hershey Co.	4,941
123	Hormel Foods Corp.	5,573
57	Ingredion, Inc.	5,860
24	J.M. Smucker Co.	3,667
86	Kellogg Co.	5,898
80	Kraft Heinz Co.	3,242
69	McCormick & Co., Inc.	5,183
156	Mondelez International, Inc., Class A	10,209

		63,339

	Gas Utilities — 0.2%
189	New Jersey Resources Corp.	9,435
65	ONE Gas, Inc.	5,353

		14,788

	Health Care Equipment & Supplies — 1.0%
73	Abbott Laboratories	8,070
8	Align Technology, Inc.(a)	2,158
52	Baxter International, Inc.	2,376
29	Becton Dickinson & Co.	7,314
7	Cooper Cos., Inc.	2,442
33	Edwards Lifesciences Corp.(a)	2,531
15	GE HealthCare Technologies, Inc.(a)	1,043
60	Globus Medical, Inc., Class A(a)	4,530

See accompanying notes to financial statements.

|  90

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
45	Haemonetics Corp.(a)	$3,807
53	Intuitive Surgical, Inc.(a)	13,022
105	LeMaitre Vascular, Inc.	4,954
97	Medtronic PLC	8,118
22	Penumbra, Inc.(a)	5,509
17	Shockwave Medical, Inc.(a)	3,195
40	STAAR Surgical Co.(a)	2,822
13	Stryker Corp.	3,299
7	Teleflex, Inc.	1,704

		76,894

	Health Care Providers & Services — 1.2%
87	Acadia Healthcare Co., Inc.(a)	7,310
32	Centene Corp.(a)	2,440
14	Chemed Corp.	7,072
22	Cigna Corp.	6,967
87	CVS Health Corp.	7,675
7	Elevance Health, Inc.	3,500
52	Encompass Health Corp.	3,247
87	HCA Healthcare, Inc.	22,191
44	Henry Schein, Inc.(a)	3,791
5	Humana, Inc.	2,558
13	Laboratory Corp. of America Holdings	3,277
152	Select Medical Holdings Corp.	4,419
81	Tenet Healthcare Corp.(a)	4,443
23	UnitedHealth Group, Inc.	11,481

		90,371

	Health Care Technology — 0.5%
631	Doximity, Inc., Class A(a)	22,255
110	Veeva Systems, Inc., Class A(a)	18,761

		41,016

	Hotels, Restaurants & Leisure — 2.0%
19	Booking Holdings, Inc.(a)	46,248
2	Chipotle Mexican Grill, Inc.(a)	3,293
66	Hilton Worldwide Holdings, Inc.	9,576
62	Marriott Vacations Worldwide Corp.	9,922
42	McDonald’s Corp.	11,231
313	Starbucks Corp.	34,161
140	Travel & Leisure Co.	5,932
320	Yum China Holdings, Inc.	19,715
130	Yum! Brands, Inc.	16,966

		157,044

	Household Durables — 0.6%
27	DR Horton, Inc.	2,665
172	KB Home	6,613
68	Meritage Homes Corp.(a)	7,323
402	PulteGroup, Inc.	22,870
180	Taylor Morrison Home Corp.(a)	6,444

		45,915

	Household Products — 0.5%
116	Church & Dwight Co., Inc.	9,380
51	Colgate-Palmolive Co.	3,801
204	Energizer Holdings, Inc.	7,568
147	Procter & Gamble Co.	20,930

		41,679

	Independent Power & Renewable Electricity Producers — 0.1%
220	AES Corp.	6,030

	Industrial Conglomerates — 0.3%
76	3M Co.	8,746
47	General Electric Co.	3,782
	Industrial Conglomerates — continued
68	Honeywell International, Inc.	$14,177

		26,705

	Insurance — 1.5%
19	Allstate Corp.	2,441
187	American International Group, Inc.	11,822
21	Assurant, Inc.	2,784
29	Chubb Ltd.	6,597
99	First American Financial Corp.	6,125
59	Hanover Insurance Group, Inc.	7,940
68	Hartford Financial Services Group, Inc.	5,278
28	Marsh & McLennan Cos., Inc.	4,898
47	Prudential Financial, Inc.	4,932
135	Reinsurance Group of America, Inc.	20,489
86	Selective Insurance Group, Inc.	8,170
50	Travelers Cos., Inc.	9,556
113	Willis Towers Watson PLC	28,724

		119,756

	Interactive Media & Services — 2.9%
493	Alphabet, Inc., Class A(a)	48,728
781	Alphabet, Inc., Class C(a)	77,999
510	Meta Platforms, Inc., Class A(a)	75,975
773	Pinterest, Inc., Class A(a)	20,322
161	Yelp, Inc.(a)	5,073

		228,097

	Internet & Direct Marketing Retail — 2.3%
156	Alibaba Group Holding Ltd., Sponsored ADR(a)	17,191
1,269	Amazon.com, Inc.(a)	130,872
447	eBay, Inc.	22,127
47	Etsy, Inc.(a)	6,466

		176,656

	IT Services — 2.6%
36	Accenture PLC, Class A	10,046
14	Automatic Data Processing, Inc.	3,161
200	Block, Inc.(a)	16,344
93	Cognizant Technology Solutions Corp., Class A	6,208
39	Concentrix Corp.	5,531
219	Fiserv, Inc.(a)	23,363
18	Gartner, Inc.(a)	6,087
108	Global Payments, Inc.	12,174
28	International Business Machines Corp.	3,772
14	Jack Henry & Associates, Inc.	2,521
15	Mastercard, Inc., Class A	5,559
17	Paychex, Inc.	1,970
290	PayPal Holdings, Inc.(a)	23,632
313	Shopify, Inc., Class A(a)	15,421
9	VeriSign, Inc.(a)	1,962
267	Visa, Inc., Class A	61,466
30	WEX, Inc.(a)	5,549

		204,766

	Leisure Products — 0.1%
300	Mattel, Inc.(a)	6,138
106	YETI Holdings, Inc.(a)	4,745

		10,883

	Life Sciences Tools & Services — 0.5%
19	Agilent Technologies, Inc.	2,889
109	Illumina, Inc.(a)	23,348
32	Repligen Corp.(a)	5,930
7	Thermo Fisher Scientific, Inc.	3,992

		36,159

See accompanying notes to financial statements.

91  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.6%
42	AGCO Corp.	$5,801
16	Caterpillar, Inc.	4,037
19	Chart Industries, Inc.(a)	2,546
29	Cummins, Inc.	7,237
25	Deere & Co.	10,571
40	Dover Corp.	6,073
56	Fortive Corp.	3,810
161	Graco, Inc.	10,999
12	Illinois Tool Works, Inc.	2,832
96	ITT, Inc.	8,793
76	Oshkosh Corp.	7,659
117	PACCAR, Inc.	12,789
83	Parker-Hannifin Corp.	27,058
95	Terex Corp.	4,842
84	Toro Co.	9,368

		124,415

	Media — 1.0%
5	Cable One, Inc.	3,949
28	Charter Communications, Inc., Class A(a)	10,761
632	Comcast Corp., Class A	24,869
246	Interpublic Group of Cos., Inc.	8,969
143	Liberty Broadband Corp., Class C(a)	12,839
100	New York Times Co., Class A	3,484
89	Omnicom Group, Inc.	7,653
108	Paramount Global, Class B	2,501

		75,025

	Metals & Mining — 0.4%
105	Alcoa Corp.	5,485
184	Cleveland-Cliffs, Inc.(a)	3,928
97	Commercial Metals Co.	5,264
40	Newmont Corp.	2,117
30	Reliance Steel & Aluminum Co.	6,824
78	Steel Dynamics, Inc.	9,410

		33,028

	Multi-Utilities — 0.2%
71	Consolidated Edison, Inc.	6,767
28	DTE Energy Co.	3,258
19	WEC Energy Group, Inc.	1,786

		11,811

	Multiline Retail — 0.1%
209	Macy’s, Inc.	4,939
35	Target Corp.	6,025

		10,964

	Oil, Gas & Consumable Fuels — 1.8%
476	Antero Midstream Corp.	5,188
126	Antero Resources Corp.(a)	3,634
512	APA Corp.	22,697
47	Chevron Corp.	8,179
313	CNX Resources Corp.(a)	5,236
145	ConocoPhillips	17,671
213	EOG Resources, Inc.	28,169
88	Exxon Mobil Corp.	10,209
96	HF Sinclair Corp.	5,462
350	Kinder Morgan, Inc.	6,405
64	ONEOK, Inc.	4,383
47	Phillips 66	4,713
11	Pioneer Natural Resources Co.	2,534
160	Range Resources Corp.	4,003
605	Southwestern Energy Co.(a)	3,340
25	Valero Energy Corp.	3,501
	Oil, Gas & Consumable Fuels — continued
128	Williams Cos., Inc.	$4,127

		139,451

	Personal Products — 0.0%
11	Estee Lauder Cos., Inc., Class A	3,048

	Pharmaceuticals — 1.6%
90	Bristol-Myers Squibb Co.	6,539
19	Eli Lilly & Co.	6,539
40	Jazz Pharmaceuticals PLC(a)	6,266
128	Johnson & Johnson	20,918
98	Merck & Co., Inc.	10,526
224	Novartis AG, Sponsored ADR	20,299
123	Novo Nordisk AS, Sponsored ADR	17,070
94	Perrigo Co. PLC	3,517
166	Pfizer, Inc.	7,331
363	Roche Holding AG, Sponsored ADR	14,211
57	Zoetis, Inc.	9,433

		122,649

	Professional Services — 0.5%
82	Equifax, Inc.	18,221
58	Exponent, Inc.	5,947
78	Korn Ferry	4,211
32	Leidos Holdings, Inc.	3,163
45	ManpowerGroup, Inc.	3,922

		35,464

	Real Estate Management & Development — 0.5%
358	CBRE Group, Inc., Class A(a)	30,613
38	Jones Lang LaSalle, Inc.(a)	7,025

		37,638

	REITs – Apartments — 0.2%
22	AvalonBay Communities, Inc.	3,904
36	Camden Property Trust	4,435
83	Equity Residential	5,283

		13,622

	REITs – Diversified — 0.3%
336	American Assets Trust, Inc.	9,563
11	American Tower Corp.	2,457
20	Crown Castle, Inc.	2,962
4	Equinix, Inc.	2,953
93	VICI Properties, Inc.	3,179
57	Weyerhaeuser Co.	1,962

		23,076

	REITs – Health Care — 0.1%
397	Physicians Realty Trust	6,296
27	Ventas, Inc.	1,399
14	Welltower, Inc.	1,051

		8,746

	REITs – Hotels — 0.0%
83	Host Hotels & Resorts, Inc.	1,565

	REITs – Mortgage — 0.1%
263	KKR Real Estate Finance Trust, Inc.	4,190

	REITs – Office Property — 0.5%
699	Brandywine Realty Trust	4,585
342	Corporate Office Properties Trust	9,600
238	Douglas Emmett, Inc.	3,987
317	Easterly Government Properties, Inc.	5,148
377	Highwoods Properties, Inc.	11,450
106	Kilroy Realty Corp.	4,350

		39,120

See accompanying notes to financial statements.

|  92

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 0.0%
19	Simon Property Group, Inc.	$2,441

	REITs – Shopping Centers — 0.2%
562	Brixmor Property Group, Inc.	13,224

	REITs – Single Tenant — 0.1%
193	National Retail Properties, Inc.	9,139

	REITs – Warehouse/Industrials — 0.1%
43	Prologis, Inc.	5,559

	Road & Rail — 0.5%
194	CSX Corp.	5,999
15	J.B. Hunt Transport Services, Inc.	2,836
31	Norfolk Southern Corp.	7,620
42	Ryder System, Inc.	3,965
21	Saia, Inc.(a)	5,728
353	Uber Technologies, Inc.(a)	10,918
21	Union Pacific Corp.	4,288

		41,354

	Semiconductors & Semiconductor Equipment — 2.3%
91	Advanced Micro Devices, Inc.(a)	6,839
54	Analog Devices, Inc.	9,259
14	Broadcom, Inc.	8,190
59	Cirrus Logic, Inc.(a)	5,333
259	Intel Corp.	7,319
105	Lattice Semiconductor Corp.(a)	7,958
45	Micron Technology, Inc.	2,713
351	NVIDIA Corp.	68,575
31	Qorvo, Inc.(a)	3,368
204	QUALCOMM, Inc.	27,175
41	Silicon Laboratories, Inc.(a)	6,433
54	Synaptics, Inc.(a)	6,752
56	Texas Instruments, Inc.	9,924
34	Universal Display Corp.	4,506
59	Wolfspeed, Inc.(a)	4,544

		178,888

	Software — 5.5%
76	Adobe, Inc.(a)	28,146
31	ANSYS, Inc.(a)	8,257
17	Aspen Technology, Inc.(a)	3,379
197	Autodesk, Inc.(a)	42,387
16	Cadence Design Systems, Inc.(a)	2,925
22	Ceridian HCM Holding, Inc.(a)	1,590
162	Dynatrace, Inc.(a)	6,226
10	Fair Isaac Corp.(a)	6,659
112	Gen Digital, Inc.	2,577
18	Intuit, Inc.	7,608
410	Microsoft Corp.	101,602
875	Oracle Corp.	77,402
31	Paylocity Holding Corp.(a)	6,457
42	Qualys, Inc.(a)	4,845
17	Roper Technologies, Inc.	7,255
362	Salesforce, Inc.(a)	60,805
38	SPS Commerce, Inc.(a)	5,171
10	Synopsys, Inc.(a)	3,538
10	Tyler Technologies, Inc.(a)	3,228
246	Workday, Inc., Class A(a)	44,632

		424,689

	Specialty Retail — 0.7%
19	Asbury Automotive Group, Inc.(a)	4,180
13	Best Buy Co., Inc.	1,153
63	Boot Barn Holdings, Inc.(a)	5,260
41	Dick’s Sporting Goods, Inc.	5,361
	Specialty Retail — continued
38	Five Below, Inc.(a)	$7,491
45	Home Depot, Inc.	14,588
18	Lithia Motors, Inc.	4,738
13	Ross Stores, Inc.	1,536
86	TJX Cos., Inc.	7,040
39	Williams-Sonoma, Inc.	5,263

		56,610

	Technology Hardware, Storage & Peripherals — 0.6%
307	Apple, Inc.	44,297
107	Hewlett Packard Enterprise Co.	1,726
75	HP, Inc.	2,185

		48,208

	Textiles, Apparel & Luxury Goods — 0.7%
36	Crocs, Inc.(a)	4,384
19	Deckers Outdoor Corp.(a)	8,122
96	NIKE, Inc., Class B	12,224
75	PVH Corp.	6,742
1,196	Under Armour, Inc., Class A(a)	14,818
531	Under Armour, Inc., Class C(a)	5,788

		52,078

	Thrifts & Mortgage Finance — 0.1%
659	MGIC Investment Corp.	9,305

	Trading Companies & Distributors — 0.1%
40	GATX Corp.	4,578

	Water Utilities — 0.2%
61	American States Water Co.	5,744
24	American Water Works Co., Inc.	3,756
130	Essential Utilities, Inc.	6,075

		15,575

	Total Common Stocks (Identified Cost $4,394,964)	4,625,437

Principal Amount
Bonds and Notes — 3.8%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,884
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
1,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	872

		6,636

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	1,989
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	2,862
2,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	1,973
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	985
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,681
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,983
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,886
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,870
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,611
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	975
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,784
2,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	1,879
3,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	3,005

See accompanying notes to financial statements.

93  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$3,873
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	977
1,000	State Street Corp., 2.400%, 1/24/2030	880
1,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	839
3,000	Truist Bank, 3.200%, 4/01/2024	2,951
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,829

		47,832

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	1,758
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,165

		3,923

	Building Materials — 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,814
4,000	Owens Corning, 3.950%, 8/15/2029	3,792

		5,606

	Diversified Manufacturing — 0.1%
4,000	3M Co., 3.050%, 4/15/2030	3,602
1,000	Emerson Electric Co., 2.000%, 12/21/2028	880

		4,482

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,973
3,000	Entergy Corp., 0.900%, 9/15/2025	2,696
4,000	Exelon Corp., 4.050%, 4/15/2030	3,851
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,389
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	933
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	1,939

		14,781

	Environmental — 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,601
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,578

		3,179

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,883
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	888

		2,771

	Food & Beverage — 0.1%
3,000	Coca-Cola Co., 1.450%, 6/01/2027	2,705
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,938
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,636

		10,279

	Government Owned – No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,624
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,005

		8,629

	Health Insurance — 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,944
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,219

		5,163

	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	981
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,966
3,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	2,880
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	957

		6,784

	Integrated Energy — 0.1%
$4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$3,889
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,331

		6,220

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,063
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,850

		3,913

	Mortgage Related — 0.8%
12,270	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	10,755
6,722	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	6,110
8,677	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	8,144
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	935
9,903	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	8,348
8,380	Federal National Mortgage Association, 2.500%, with various maturities in 2051(b)	7,366
13,464	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	12,302
5,916	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	5,564
3,137	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	3,031
334	Federal National Mortgage Association, 4.500%, 5/01/2049	336

		62,891

	Natural Gas — 0.1%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,557

	Pharmaceuticals — 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	3,899
1,000	Biogen, Inc., 2.250%, 5/01/2030	848
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,765
1,000	Viatris, Inc., 3.850%, 6/22/2040	730

		10,242

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	1,870

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,747

	REITs – Health Care — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	834

	REITs – Office Property — 0.1%
4,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	3,905
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,839
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,358

		8,102

	REITs – Single Tenant — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,550

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	790

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,726

	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,789
3,000	TJX Cos., Inc., 1.150%, 5/15/2028	2,586

		5,375

See accompanying notes to financial statements.

|  94

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 0.1%
$4,000	Apple, Inc., 2.500%, 2/09/2025	$3,860
1,000	Intel Corp., 2.450%, 11/15/2029	879
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,615
1,000	NVIDIA Corp., 2.850%, 4/01/2030	909
2,000	Oracle Corp., 2.950%, 5/15/2025	1,921
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,221

		13,405

	Treasuries — 0.5%
6,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,526
3,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	2,393
3,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	2,409
8,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	6,887
9,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	7,924
5,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	4,404
6,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	5,304
13,000	U.S. Treasury Notes, 0.375%, 11/30/2025	11,781

		44,628

	Utility Other — 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,322

	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,226

	Wirelines — 0.1%
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 5.706%, 5/15/2025(c)	4,054

	Total Bonds and Notes (Identified Cost $323,482)	299,517

Shares
Exchange-Traded Funds — 8.9%
9,634	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $708,800)	691,239

Mutual Funds — 14.3%
30,233	WCM Focused Emerging Markets Fund, Institutional Class	422,957
32,320	WCM Focused International Growth Fund, Institutional Class	693,269

	Total Mutual Funds (Identified Cost $1,250,451)	1,116,226

Affiliated Mutual Funds — 10.4%
13,941	Mirova Global Green Bond Fund, Class N	115,433
60,132	Mirova International Sustainable Equity Fund, Class N	692,718

	Total Affiliated Mutual Funds (Identified Cost $905,884)	808,151

Short-Term Investments — 3.8%
$295,112	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $295,127 on 2/01/2023 collateralized by $308,200 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $301,386 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $295,112)	$295,112

	Total Investments — 100.6% (Identified Cost $7,878,693)	7,835,682
	Other assets less liabilities — (0.6)%	(44,119)

	Net Assets — 100.0%	$7,791,563

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	91.5%
Fixed Income	5.3
Short-Term Investments	3.8

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

95  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 60.4% of Net Assets
	Aerospace & Defense — 1.4%
47	AAR Corp.(a)	$2,418
12	Axon Enterprise, Inc.(a)	2,345
119	Boeing Co.(a)	25,347
8	L3Harris Technologies, Inc.	1,719
7	Lockheed Martin Corp.	3,243
17	Moog, Inc., Class A	1,620
26	Raytheon Technologies Corp.	2,596

		39,288

	Air Freight & Logistics — 0.5%
72	Expeditors International of Washington, Inc.	7,787
6	FedEx Corp.	1,163
41	GXO Logistics, Inc.(a)	2,145
17	United Parcel Service, Inc., Class B	3,149

		14,244

	Airlines — 0.2%
52	Alaska Air Group, Inc.(a)	2,670
49	Delta Air Lines, Inc.(a)	1,916
174	JetBlue Airways Corp.(a)	1,392

		5,978

	Auto Components — 0.7%
8	Aptiv PLC(a)	905
169	BorgWarner, Inc.	7,990
118	Dana, Inc.	2,141
65	Magna International, Inc.	4,221
22	Mobileye Global, Inc., Class A(a)	849
14	Visteon Corp.(a)	2,189

		18,295

	Automobiles — 1.1%
290	General Motors Co.	11,403
97	Tesla, Inc.(a)	16,802
16	Thor Industries, Inc.	1,525

		29,730

	Banks — 3.3%
66	Ameris Bancorp	3,113
327	Bank of America Corp.	11,602
233	Citigroup, Inc.	12,167
31	Citizens Financial Group, Inc.	1,343
47	East West Bancorp, Inc.	3,690
119	First Financial Bancorp	3,014
11	First Republic Bank	1,550
364	FNB Corp.	5,194
254	Fulton Financial Corp.	4,249
110	Huntington Bancshares, Inc.	1,669
68	International Bancshares Corp.	3,187
59	JPMorgan Chase & Co.	8,258
48	KeyCorp	921
23	PNC Financial Services Group, Inc.	3,805
34	Regions Financial Corp.	800
3	SVB Financial Group(a)	907
77	Truist Financial Corp.	3,803
105	Trustmark Corp.	3,058
37	U.S. Bancorp	1,843
64	Webster Financial Corp.	3,370
258	Wells Fargo & Co.	12,092

		89,635

	Beverages — 1.1%
14	Boston Beer Co., Inc., Class A(a)	5,440
43	Coca-Cola Co.	2,637
38	Keurig Dr Pepper, Inc.	1,341
	Beverages — continued
177	Monster Beverage Corp.(a)	$18,422
8	PepsiCo, Inc.	1,368

		29,208

	Biotechnology — 1.7%
13	AbbVie, Inc.	1,921
63	Alnylam Pharmaceuticals, Inc.(a)	14,263
6	Amgen, Inc.	1,514
7	Biogen, Inc.(a)	2,036
18	BioMarin Pharmaceutical, Inc.(a)	2,076
71	CRISPR Therapeutics AG(a)	3,623
20	Gilead Sciences, Inc.	1,679
41	Halozyme Therapeutics, Inc.(a)	2,123
15	Incyte Corp.(a)	1,277
20	Neurocrine Biosciences, Inc.(a)	2,219
15	Regeneron Pharmaceuticals, Inc.(a)	11,377
5	United Therapeutics Corp.(a)	1,316
2	Vertex Pharmaceuticals, Inc.(a)	646

		46,070

	Building Products — 0.9%
29	Builders FirstSource, Inc.(a)	2,311
11	Carlisle Cos., Inc.	2,759
21	Carrier Global Corp.	956
82	Fortune Brands Innovations, Inc.	5,290
8	Lennox International, Inc.	2,085
119	Masco Corp.	6,331
118	MasterBrand, Inc.(a)	1,086
25	Owens Corning	2,416
21	Trex Co., Inc.(a)	1,107

		24,341

	Capital Markets — 3.7%
166	Bank of New York Mellon Corp.	8,395
2	BlackRock, Inc.	1,518
8	Cboe Global Markets, Inc.	983
95	Charles Schwab Corp.	7,355
14	CME Group, Inc.	2,473
17	FactSet Research Systems, Inc.	7,190
30	Goldman Sachs Group, Inc.	10,974
98	Intercontinental Exchange, Inc.	10,540
58	Janus Henderson Group PLC	1,503
250	KKR & Co., Inc.	13,953
3	MarketAxess Holdings, Inc.	1,092
5	Moody’s Corp.	1,614
19	Morgan Stanley	1,849
14	MSCI, Inc.	7,442
7	Northern Trust Corp.	679
10	S&P Global, Inc.	3,749
108	SEI Investments Co.	6,742
121	State Street Corp.	11,051
7	T. Rowe Price Group, Inc.	815
10	Virtus Investment Partners, Inc.	2,149

		102,066

	Chemicals — 0.6%
3	Air Products & Chemicals, Inc.	962
11	DuPont de Nemours, Inc.	814
6	Ecolab, Inc.	929
29	HB Fuller Co.	2,004
22	Innospec, Inc.	2,486
10	Linde PLC	3,309
35	Livent Corp.(a)	907
25	Minerals Technologies, Inc.	1,736
4	Sherwin-Williams Co.	946
15	Stepan Co.	1,648

		15,741

See accompanying notes to financial statements.

|  96

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
16	MSA Safety, Inc.	$2,182
6	Waste Management, Inc.	929

		3,111

	Communications Equipment — 0.2%
38	Ciena Corp.(a)	1,976
12	F5, Inc.(a)	1,772
21	Lumentum Holdings, Inc.(a)	1,264

		5,012

	Construction & Engineering — 0.2%
59	AECOM	5,149

	Construction Materials — 0.2%
6	Martin Marietta Materials, Inc.	2,158
14	Vulcan Materials Co.	2,566

		4,724

	Consumer Finance — 1.2%
346	Ally Financial, Inc.	11,242
52	American Express Co.	9,096
96	Capital One Financial Corp.	11,424
22	Synchrony Financial	808

		32,570

	Containers & Packaging — 0.1%
8	Ball Corp.	466
46	Sonoco Products Co.	2,811

		3,277

	Distributors — 0.1%
8	Genuine Parts Co.	1,343

	Diversified Consumer Services — 0.2%
17	Grand Canyon Education, Inc.(a)	1,981
37	Service Corp. International	2,744

		4,725

	Diversified Telecommunication Services — 0.6%
231	AT&T, Inc.	4,706
81	Frontier Communications Parent, Inc.(a)	2,398
36	Iridium Communications, Inc.(a)	2,154
53	Lumen Technologies, Inc.	278
170	Verizon Communications, Inc.	7,067

		16,603

	Electric Utilities — 0.4%
38	American Electric Power Co., Inc.	3,571
43	Eversource Energy	3,540
25	Exelon Corp.	1,055
31	FirstEnergy Corp.	1,269
21	IDACORP, Inc.	2,222

		11,657

	Electrical Equipment — 0.5%
20	Eaton Corp. PLC	3,244
28	Emerson Electric Co.	2,526
14	Hubbell, Inc.	3,205
16	Regal Rexnord Corp.	2,227
5	Rockwell Automation, Inc.	1,410
46	Sunrun, Inc.(a)	1,209

		13,821

	Electronic Equipment, Instruments & Components — 0.8%
28	Advanced Energy Industries, Inc.	2,597
13	Amphenol Corp., Class A	1,037
58	Avnet, Inc.	2,661
41	Cognex Corp.	2,244
15	Corning, Inc.	519
	Electronic Equipment, Instruments & Components — continued
8	Keysight Technologies, Inc.(a)	$1,435
8	Littelfuse, Inc.	2,053
52	TE Connectivity Ltd.	6,612
3	Teledyne Technologies, Inc.(a)	1,273
3	Zebra Technologies Corp., Class A(a)	949

		21,380

	Energy Equipment & Services — 0.2%
32	Baker Hughes Co.	1,016
65	ChampionX Corp.	2,146
82	NOV, Inc.	2,004
21	Schlumberger Ltd.	1,197

		6,363

	Entertainment — 2.5%
43	Activision Blizzard, Inc.	3,292
13	Electronic Arts, Inc.	1,673
72	Netflix, Inc.(a)	25,478
48	Take-Two Interactive Software, Inc.(a)	5,435
219	Walt Disney Co.(a)	23,759
547	Warner Bros. Discovery, Inc.(a)	8,107

		67,744

	Food & Staples Retailing — 0.5%
30	BJ’s Wholesale Club Holdings, Inc.(a)	2,174
6	Costco Wholesale Corp.	3,067
19	Kroger Co.	848
54	SpartanNash Co.	1,711
50	Sprouts Farmers Market, Inc.(a)	1,597
25	Walgreens Boots Alliance, Inc.	922
30	Walmart, Inc.	4,316

		14,635

	Food Products — 0.8%
27	Campbell Soup Co.	1,402
43	Conagra Brands, Inc.	1,599
27	Darling Ingredients, Inc.(a)	1,790
22	General Mills, Inc.	1,724
7	Hershey Co.	1,572
44	Hormel Foods Corp.	1,994
21	Ingredion, Inc.	2,159
8	J.M. Smucker Co.	1,223
31	Kellogg Co.	2,126
29	Kraft Heinz Co.	1,175
26	McCormick & Co., Inc.	1,953
53	Mondelez International, Inc., Class A	3,468

		22,185

	Gas Utilities — 0.2%
67	New Jersey Resources Corp.	3,344
24	ONE Gas, Inc.	1,977

		5,321

	Health Care Equipment & Supplies — 1.0%
26	Abbott Laboratories	2,874
3	Align Technology, Inc.(a)	809
18	Baxter International, Inc.	822
10	Becton Dickinson & Co.	2,522
2	Cooper Cos., Inc.	698
13	Edwards Lifesciences Corp.(a)	997
6	GE HealthCare Technologies, Inc.(a)	417
21	Globus Medical, Inc., Class A(a)	1,585
16	Haemonetics Corp.(a)	1,354
18	Intuitive Surgical, Inc.(a)	4,422
49	LeMaitre Vascular, Inc.	2,312
37	Medtronic PLC	3,097

See accompanying notes to financial statements.

97  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
7	Penumbra, Inc.(a)	$1,753
6	Shockwave Medical, Inc.(a)	1,128
14	STAAR Surgical Co.(a)	988
5	Stryker Corp.	1,269
2	Teleflex, Inc.	487

		27,534

	Health Care Providers & Services — 1.1%
29	Acadia Healthcare Co., Inc.(a)	2,437
10	Centene Corp.(a)	762
4	Chemed Corp.	2,021
7	Cigna Corp.	2,217
31	CVS Health Corp.	2,735
2	Elevance Health, Inc.	1,000
19	Encompass Health Corp.	1,186
31	HCA Healthcare, Inc.	7,907
16	Henry Schein, Inc.(a)	1,378
2	Humana, Inc.	1,023
5	Laboratory Corp. of America Holdings	1,261
57	Select Medical Holdings Corp.	1,657
29	Tenet Healthcare Corp.(a)	1,591
8	UnitedHealth Group, Inc.	3,993

		31,168

	Health Care Technology — 0.5%
230	Doximity, Inc., Class A(a)	8,112
40	Veeva Systems, Inc., Class A(a)	6,822

		14,934

	Hotels, Restaurants & Leisure — 2.1%
7	Booking Holdings, Inc.(a)	17,039
1	Chipotle Mexican Grill, Inc.(a)	1,646
25	Hilton Worldwide Holdings, Inc.	3,627
22	Marriott Vacations Worldwide Corp.	3,521
14	McDonald’s Corp.	3,744
115	Starbucks Corp.	12,551
52	Travel & Leisure Co.	2,203
116	Yum China Holdings, Inc.	7,147
47	Yum! Brands, Inc.	6,134

		57,612

	Household Durables — 0.6%
11	DR Horton, Inc.	1,086
61	KB Home	2,346
25	Meritage Homes Corp.(a)	2,692
147	PulteGroup, Inc.	8,363
63	Taylor Morrison Home Corp.(a)	2,255

		16,742

	Household Products — 0.5%
40	Church & Dwight Co., Inc.	3,235
15	Colgate-Palmolive Co.	1,118
72	Energizer Holdings, Inc.	2,671
51	Procter & Gamble Co.	7,261

		14,285

	Independent Power & Renewable Electricity Producers — 0.1%
84	AES Corp.	2,302

	Industrial Conglomerates — 0.3%
28	3M Co.	3,222
18	General Electric Co.	1,449
23	Honeywell International, Inc.	4,795

		9,466

	Insurance — 1.5%
6	Allstate Corp.	771
68	American International Group, Inc.	4,299
	Insurance — continued
7	Assurant, Inc.	$928
10	Chubb Ltd.	2,275
37	First American Financial Corp.	2,289
20	Hanover Insurance Group, Inc.	2,692
24	Hartford Financial Services Group, Inc.	1,863
9	Marsh & McLennan Cos., Inc.	1,574
17	Prudential Financial, Inc.	1,784
49	Reinsurance Group of America, Inc.	7,437
30	Selective Insurance Group, Inc.	2,850
18	Travelers Cos., Inc.	3,440
40	Willis Towers Watson PLC	10,167

		42,369

	Interactive Media & Services — 3.0%
266	Alphabet, Inc., Class A(a)	26,291
188	Alphabet, Inc., Class C(a)	18,776
186	Meta Platforms, Inc., Class A(a)	27,708
280	Pinterest, Inc., Class A(a)	7,361
54	Yelp, Inc.(a)	1,702

		81,838

	Internet & Direct Marketing Retail — 2.3%
57	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,281
455	Amazon.com, Inc.(a)	46,924
163	eBay, Inc.	8,069
17	Etsy, Inc.(a)	2,339

		63,613

	IT Services — 2.7%
12	Accenture PLC, Class A	3,349
5	Automatic Data Processing, Inc.	1,129
72	Block, Inc.(a)	5,884
36	Cognizant Technology Solutions Corp., Class A	2,403
14	Concentrix Corp.	1,985
80	Fiserv, Inc.(a)	8,534
7	Gartner, Inc.(a)	2,367
40	Global Payments, Inc.	4,509
9	International Business Machines Corp.	1,213
5	Jack Henry & Associates, Inc.	900
5	Mastercard, Inc., Class A	1,853
6	Paychex, Inc.	695
106	PayPal Holdings, Inc.(a)	8,638
114	Shopify, Inc., Class A(a)	5,617
4	VeriSign, Inc.(a)	872
97	Visa, Inc., Class A	22,330
10	WEX, Inc.(a)	1,850

		74,128

	Leisure Products — 0.1%
99	Mattel, Inc.(a)	2,026
37	YETI Holdings, Inc.(a)	1,656

		3,682

	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	1,217
40	Illumina, Inc.(a)	8,568
11	Repligen Corp.(a)	2,038
3	Thermo Fisher Scientific, Inc.	1,711

		13,534

	Machinery — 1.6%
15	AGCO Corp.	2,072
5	Caterpillar, Inc.	1,261
6	Chart Industries, Inc.(a)	804
10	Cummins, Inc.	2,495
9	Deere & Co.	3,806

See accompanying notes to financial statements.

|  98

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
14	Dover Corp.	$2,126
21	Fortive Corp.	1,429
57	Graco, Inc.	3,894
4	Illinois Tool Works, Inc.	944
34	ITT, Inc.	3,114
27	Oshkosh Corp.	2,721
42	PACCAR, Inc.	4,591
29	Parker-Hannifin Corp.	9,454
36	Terex Corp.	1,835
29	Toro Co.	3,234

		43,780

	Media — 1.0%
2	Cable One, Inc.	1,580
10	Charter Communications, Inc., Class A(a)	3,843
233	Comcast Corp., Class A	9,168
90	Interpublic Group of Cos., Inc.	3,281
51	Liberty Broadband Corp., Class C(a)	4,579
39	New York Times Co., Class A	1,359
31	Omnicom Group, Inc.	2,666
41	Paramount Global, Class B	950

		27,426

	Metals & Mining — 0.4%
38	Alcoa Corp.	1,985
69	Cleveland-Cliffs, Inc.(a)	1,473
33	Commercial Metals Co.	1,791
9	Newmont Corp.	476
11	Reliance Steel & Aluminum Co.	2,502
28	Steel Dynamics, Inc.	3,378

		11,605

	Multi-Utilities — 0.2%
24	Consolidated Edison, Inc.	2,287
10	DTE Energy Co.	1,164
6	WEC Energy Group, Inc.	564

		4,015

	Multiline Retail — 0.2%
78	Macy’s, Inc.	1,843
13	Target Corp.	2,238

		4,081

	Oil, Gas & Consumable Fuels — 1.8%
169	Antero Midstream Corp.	1,842
44	Antero Resources Corp.(a)	1,269
186	APA Corp.	8,245
16	Chevron Corp.	2,784
111	CNX Resources Corp.(a)	1,857
54	ConocoPhillips	6,581
78	EOG Resources, Inc.	10,316
30	Exxon Mobil Corp.	3,480
30	HF Sinclair Corp.	1,707
128	Kinder Morgan, Inc.	2,343
22	ONEOK, Inc.	1,507
17	Phillips 66	1,705
4	Pioneer Natural Resources Co.	921
58	Range Resources Corp.	1,451
237	Southwestern Energy Co.(a)	1,308
8	Valero Energy Corp.	1,120
44	Williams Cos., Inc.	1,419

		49,855

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc., Class A	1,108

	Pharmaceuticals — 1.6%
32	Bristol-Myers Squibb Co.	$2,325
6	Eli Lilly & Co.	2,065
14	Jazz Pharmaceuticals PLC(a)	2,193
45	Johnson & Johnson	7,354
35	Merck & Co., Inc.	3,759
84	Novartis AG, Sponsored ADR	7,612
44	Novo Nordisk AS, Sponsored ADR	6,106
29	Perrigo Co. PLC	1,085
66	Pfizer, Inc.	2,915
129	Roche Holding AG, Sponsored ADR	5,051
19	Zoetis, Inc.	3,144

		43,609

	Professional Services — 0.5%
30	Equifax, Inc.	6,666
20	Exponent, Inc.	2,051
27	Korn Ferry	1,458
11	Leidos Holdings, Inc.	1,087
16	ManpowerGroup, Inc.	1,394

		12,656

	Real Estate Management & Development — 0.5%
132	CBRE Group, Inc., Class A(a)	11,288
14	Jones Lang LaSalle, Inc.(a)	2,588

		13,876

	REITs – Apartments — 0.2%
8	AvalonBay Communities, Inc.	1,420
12	Camden Property Trust	1,479
30	Equity Residential	1,909

		4,808

	REITs – Diversified — 0.3%
119	American Assets Trust, Inc.	3,387
4	American Tower Corp.	894
8	Crown Castle, Inc.	1,185
2	Equinix, Inc.	1,476
30	VICI Properties, Inc.	1,025
25	Weyerhaeuser Co.	861

		8,828

	REITs – Health Care — 0.1%
133	Physicians Realty Trust	2,109
13	Ventas, Inc.	674
6	Welltower, Inc.	450

		3,233

	REITs – Hotels — 0.0%
41	Host Hotels & Resorts, Inc.	773

	REITs – Mortgage — 0.1%
90	KKR Real Estate Finance Trust, Inc.	1,434

	REITs – Office Property — 0.5%
259	Brandywine Realty Trust	1,699
122	Corporate Office Properties Trust	3,425
85	Douglas Emmett, Inc.	1,424
113	Easterly Government Properties, Inc.	1,835
133	Highwoods Properties, Inc.	4,039
37	Kilroy Realty Corp.	1,518

		13,940

	REITs – Regional Malls — 0.0%
7	Simon Property Group, Inc.	899

	REITs – Shopping Centers — 0.2%
202	Brixmor Property Group, Inc.	4,753

See accompanying notes to financial statements.

99  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	REITs – Single Tenant — 0.1%
66	National Retail Properties, Inc.	$3,125

	REITs – Warehouse/Industrials — 0.1%
15	Prologis, Inc.	1,939

	Road & Rail — 0.5%
61	CSX Corp.	1,886
5	J.B. Hunt Transport Services, Inc.	945
11	Norfolk Southern Corp.	2,704
14	Ryder System, Inc.	1,322
7	Saia, Inc.(a)	1,910
131	Uber Technologies, Inc.(a)	4,052
7	Union Pacific Corp.	1,429

		14,248

	Semiconductors & Semiconductor Equipment — 2.3%
34	Advanced Micro Devices, Inc.(a)	2,555
22	Analog Devices, Inc.	3,772
5	Broadcom, Inc.	2,925
22	Cirrus Logic, Inc.(a)	1,989
90	Intel Corp.	2,543
37	Lattice Semiconductor Corp.(a)	2,804
16	Micron Technology, Inc.	965
126	NVIDIA Corp.	24,617
11	Qorvo, Inc.(a)	1,195
74	QUALCOMM, Inc.	9,857
14	Silicon Laboratories, Inc.(a)	2,197
19	Synaptics, Inc.(a)	2,376
19	Texas Instruments, Inc.	3,367
11	Universal Display Corp.	1,458
22	Wolfspeed, Inc.(a)	1,694

		64,314

	Software — 5.5%
26	Adobe, Inc.(a)	9,629
10	ANSYS, Inc.(a)	2,664
6	Aspen Technology, Inc.(a)	1,192
72	Autodesk, Inc.(a)	15,492
6	Cadence Design Systems, Inc.(a)	1,097
8	Ceridian HCM Holding, Inc.(a)	578
57	Dynatrace, Inc.(a)	2,191
4	Fair Isaac Corp.(a)	2,664
29	Gen Digital, Inc.	667
6	Intuit, Inc.	2,536
144	Microsoft Corp.	35,685
318	Oracle Corp.	28,130
11	Paylocity Holding Corp.(a)	2,291
14	Qualys, Inc.(a)	1,615
6	Roper Technologies, Inc.	2,560
131	Salesforce, Inc.(a)	22,004
13	SPS Commerce, Inc.(a)	1,769
4	Synopsys, Inc.(a)	1,415
4	Tyler Technologies, Inc.(a)	1,291
90	Workday, Inc., Class A(a)	16,329

		151,799

	Specialty Retail — 0.7%
7	Asbury Automotive Group, Inc.(a)	1,540
5	Best Buy Co., Inc.	444
22	Boot Barn Holdings, Inc.(a)	1,837
14	Dick’s Sporting Goods, Inc.	1,831
13	Five Below, Inc.(a)	2,563
15	Home Depot, Inc.	4,862
7	Lithia Motors, Inc.	1,842
5	Ross Stores, Inc.	591
29	TJX Cos., Inc.	2,374
14	Williams-Sonoma, Inc.	1,889

		19,773

	Technology Hardware, Storage & Peripherals — 0.6%
108	Apple, Inc.	$15,583
50	Hewlett Packard Enterprise Co.	807
30	HP, Inc.	874

		17,264

	Textiles, Apparel & Luxury Goods — 0.7%
13	Crocs, Inc.(a)	1,583
6	Deckers Outdoor Corp.(a)	2,565
34	NIKE, Inc., Class B	4,329
27	PVH Corp.	2,427
432	Under Armour, Inc., Class A(a)	5,352
185	Under Armour, Inc., Class C(a)	2,017

		18,273

	Thrifts & Mortgage Finance — 0.1%
236	MGIC Investment Corp.	3,332

	Trading Companies & Distributors — 0.1%
15	GATX Corp.	1,717

	Water Utilities — 0.2%
20	American States Water Co.	1,883
8	American Water Works Co., Inc.	1,252
46	Essential Utilities, Inc.	2,150

		5,285

	Total Common Stocks (Identified Cost $1,711,036)	1,659,171

Principal Amount
Bonds and Notes — 3.8%
	Automotive — 0.1%
$1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	971

	Banking — 0.7%
1,000	American Express Co., 3.700%, 8/03/2023	994
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	954
1,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	987
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	985
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	894
1,000	Citigroup, Inc., 4.600%, 3/09/2026	994
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	977
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	978
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	870
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	940
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	975
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	892
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	940
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	1,002
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	968
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	977
1,000	State Street Corp., 2.400%, 1/24/2030	880
1,000	Truist Bank, 3.200%, 4/01/2024	984
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	957

		18,148

	Brokerage — 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	879
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	722

		1,601

See accompanying notes to financial statements.

|  100

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — 0.0%
$1,000	Owens Corning, 3.950%, 8/15/2029	$948

	Diversified Manufacturing — 0.1%
1,000	3M Co., 3.050%, 4/15/2030	900
1,000	Emerson Electric Co., 2.000%, 12/21/2028	880

		1,780

	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	987
1,000	Entergy Corp., 0.900%, 9/15/2025	899
1,000	Exelon Corp., 4.050%, 4/15/2030	963
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	847
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	969

		4,665

	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	800

	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	942
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	888

		1,830

	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	902
1,000	General Mills, Inc., 4.000%, 4/17/2025	985
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	890
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	909

		3,686

	Government Owned – No Guarantee — 0.0%
1,000	Equinor ASA, 3.625%, 4/06/2040	875

	Health Insurance — 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	982
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,109

		2,091

	Healthcare — 0.1%
1,000	Cigna Corp., 3.750%, 7/15/2023	995
1,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	960
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	957

		2,912

	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	972
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,166

		2,138

	Mortgage Related — 0.8%
7,563	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(b)	6,628
5,740	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	5,218
1,916	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,798
968	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	935
1,911	Federal National Mortgage Association, 3.000%, 4/01/2052	1,738
5,729	Federal National Mortgage Association, 3.500%, with various maturities in 2052(b)	5,373
978	Federal National Mortgage Association, 4.000%, 9/01/2052	945

		22,635

	Natural Gas — 0.0%
$1,000	NiSource, Inc., 0.950%, 8/15/2025	$911

	Pharmaceuticals — 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	975

	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	914

	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	935

	REITs – Apartments — 0.0%
1,000	Essex Portfolio LP, 3.000%, 1/15/2030	873

	REITs – Health Care — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	834

	REITs – Office Property — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	976
1,000	Boston Properties LP, 2.750%, 10/01/2026	920
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	786

		2,682

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	790

	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	863

	Retailers — 0.0%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	862

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	965
1,000	Broadcom, Inc., 4.110%, 9/15/2028	964
1,000	Intel Corp., 2.450%, 11/15/2029	879
1,000	International Business Machines Corp., 4.000%, 6/20/2042	872
1,000	NVIDIA Corp., 2.850%, 4/01/2030	909
1,000	Oracle Corp., 2.950%, 5/15/2025	961
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	805

		6,355

	Treasuries — 0.8%
2,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,175
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,595
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,606
3,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,583
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,522
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,761
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,768
7,000	U.S. Treasury Notes, 0.375%, 11/30/2025	6,344

		20,354

	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	864

	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,075

	Total Bonds and Notes (Identified Cost $116,776)	104,367

Shares
Exchange-Traded Funds — 9.4%
3,599	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $274,148)	258,228

See accompanying notes to financial statements.

101  |

Portfolio of Investments – as of January 31, 2023

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
Mutual Funds — 14.7%
10,854	WCM Focused Emerging Markets Fund, Institutional Class	$151,853
11,698	WCM Focused International Growth Fund, Institutional Class	250,927

	Total Mutual Funds (Identified Cost $488,231)	402,780

Affiliated Mutual Funds — 10.6%
4,796	Mirova Global Green Bond Fund, Class N	39,714
21,794	Mirova International Sustainable Equity Fund, Class N	251,068

	Total Affiliated Mutual Funds (Identified Cost $353,160)	290,782

Principal Amount
Short-Term Investments — 2.8%
$75,275	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2023 at 1.800% to be repurchased at $75,278 on 2/01/2023 collateralized by $78,700 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $76,960 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $75,275)	75,275

	Total Investments — 101.7% (Identified Cost $3,018,626)	2,790,603
	Other assets less liabilities — (1.7)%	(45,455)

	Net Assets — 100.0%	$2,745,148

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of Rule 144A holdings amounted to $940 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2023

Equity	93.6%
Fixed Income	5.3
Short-Term Investments	2.8

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  102

Statements of Assets and Liabilities

January 31, 2023

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,165,885	$2,826,366	$6,238,183	$11,750,162
Affiliated investments at cost	2,525,442	1,653,598	2,780,567	4,105,179
Net unrealized appreciation (depreciation) on unaffiliated investments	(33,945)	(97,763)	(177,918)	(237,675)
Net unrealized depreciation on affiliated investments	(263,715)	(155,836)	(221,200)	(397,485)

Investments at value	5,393,667	4,226,365	8,619,632	15,220,181
Cash	—	1,234	3,811	3,171
Receivable for Fund shares sold	15,698	25,394	4,153	3,203
Receivable from investment adviser (Note 5)	13,081	10,436	14,706	14,708
Receivable for securities sold	24	1,071	—	2,445
Dividends and interest receivable	8,621	6,598	12,305	21,584
Dividends receivable from affiliates	1,853	1,218	2,170	2,655
Prepaid expenses (Note 7)	508	509	509	510

TOTAL ASSETS	5,433,452	4,272,825	8,657,286	15,268,457

LIABILITIES
Payable for securities purchased	1,837	3,713	6,331	7,084
Payable for Fund shares redeemed	—	—	7,298	22,889
Payable to custodian bank (Note 8)	—	—	—	—
Deferred Trustees’ fees (Note 5)	19,851	19,831	19,864	19,924
Administrative fees payable (Note 5)	206	160	316	610
Audit and tax services fees payable	31,286	31,286	31,286	31,286
Other accounts payable and accrued expenses	14,550	15,647	16,853	17,690

TOTAL LIABILITIES	67,730	70,637	81,948	99,483

NET ASSETS	$5,365,722	$4,202,188	$8,575,338	$15,168,974

NET ASSETS CONSIST OF:
Paid-in capital	$5,703,872	$4,615,937	$9,283,160	$16,147,834
Accumulated loss	(338,150)	(413,749)	(707,822)	(978,860)

NET ASSETS	$5,365,722	$4,202,188	$8,575,338	$15,168,974

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$5,365,722	$4,202,188	$8,575,338	$15,168,974

Shares of beneficial interest	615,766	506,529	854,392	1,395,929

Net asset value, offering and redemption price per share	$8.71	$8.30	$10.04	$10.87

See accompanying notes to financial statements.

103  |

Statements of Assets and Liabilities (continued)

January 31, 2023

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund

$13,469,428	$13,134,344	$12,663,909	$11,958,834	$10,089,492	$6,972,809	$2,665,466
3,958,000	2,946,819	2,557,764	1,638,683	1,308,035	905,884	353,160
(185,758)	(96,160)	(185,271)	(136,464)	(98,336)	54,722	(165,645)
(422,007)	(286,899)	(304,583)	(202,497)	(159,301)	(97,733)	(62,378)

16,819,663	15,698,104	14,731,819	13,258,556	11,139,890	7,835,682	2,790,603
—	3,725	5,272	229	4,910	6,493	—
6,606	10,497	9,723	17,000	6,274	15,945	—
13,143	14,837	14,191	14,681	13,824	15,352	8,993
192,101	—	1,464	3,634	—	4,314	280
18,915	13,589	9,032	9,254	6,774	4,877	1,657
2,245	1,233	691	—	—	—	—
509	508	510	510	510	509	556

17,053,182	15,742,493	14,772,702	13,303,864	11,172,182	7,883,172	2,802,089

2,049	85,228	9,066	9,073	5,896	21,857	—
17,414	1,028	113	24	1,154	1,094	—
122,725	—	—	—	—	—	10,580
19,918	19,877	19,852	19,833	19,798	19,762	2,949
626	579	546	496	416	290	104
31,286	31,286	31,286	31,286	31,286	31,286	31,286
16,335	17,337	17,095	17,355	16,981	17,320	12,022

210,353	155,335	77,958	78,067	75,531	91,609	56,941

$16,842,829	$15,587,158	$14,694,744	$13,225,797	$11,096,651	$7,791,563	$2,745,148

$17,524,931	$16,120,019	$15,251,761	$13,666,002	$11,399,793	$7,890,929	$3,063,749
(682,102)	(532,861)	(557,017)	(440,205)	(303,142)	(99,366)	(318,601)

$16,842,829	$15,587,158	$14,694,744	$13,225,797	$11,096,651	$7,791,563	$2,745,148

$16,842,829	$15,587,158	$14,694,744	$13,225,797	$11,096,651	$7,791,563	$2,745,148

1,551,975	1,448,977	1,305,964	1,198,736	1,015,353	729,438	307,564

$10.85	$10.76	$11.25	$11.03	$10.93	$10.68	$8.93

See accompanying notes to financial statements.

|  104

Statements of Operations

For the Year Ended January 31, 2023

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$21,225	$22,747	$48,736	$108,006
Dividends from affiliated investments	69,085	46,651	62,826	103,381
Interest	24,723	20,723	36,276	63,000
Less net foreign taxes withheld	(94)	(107)	(249)	(476)

	114,939	90,014	147,589	273,911

Expenses
Management fees (Note 5)	5,537	5,546	11,677	24,356
Administrative fees (Note 5)	2,052	1,779	3,419	6,531
Trustees’ fees and expenses (Note 5)	11,349	11,322	11,457	11,734
Transfer agent fees and expenses	1,822	2,115	2,389	2,696
Audit and tax services fees	34,623	34,623	34,623	34,623
Custodian fees and expenses (Note 6)	36,308	47,916	52,748	53,644
Legal fees (Note 7)	146	141	265	503
Registration fees	21,716	21,716	21,716	21,716
Regulatory filing fees (Note 6)	13,000	13,000	13,000	13,000
Shareholder reporting expenses	12,614	12,938	14,945	17,529
Miscellaneous expenses	14,350	14,170	14,600	14,499

Total expenses	153,517	165,266	180,839	200,831
Less waiver and/or expense reimbursement (Notes 5 and 6)	(142,430)	(155,154)	(159,626)	(161,078)

Net expenses	11,087	10,112	21,213	39,753

Net investment income	103,852	79,902	126,376	234,158

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	40,313	(1,052)	(19,337)	131,109
Affiliated investments	(2,457)	(72,403)	(185,129)	(157,304)
Distributions of capital gains received from unaffiliated investments	178	189	405	898
Distributions of capital gains received from affiliated investments	28,667	21,549	37,379	61,452
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(208,630)	(186,962)	(430,415)	(929,374)
Affiliated investments	(226,586)	(105,834)	(93,122)	(296,946)

Net realized and unrealized loss on investments	(368,515)	(344,513)	(690,219)	(1,190,165)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(264,663)	$(264,611)	$(563,843)	$(956,007)

See accompanying notes to financial statements.

105  |

Statements of Operations (continued)

For the Year Ended January 31, 2023

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund

$119,850	$116,367	$122,450	$113,328	$95,108	$65,570	$28,437
94,465	71,871	64,379	44,216	34,201	22,740	8,774
44,728	28,687	16,340	17,776	11,348	8,120	3,048
(487)	(475)	(492)	(470)	(366)	(258)	(117)

258,556	216,450	202,677	174,850	140,291	96,172	40,142

25,720	24,088	24,399	22,680	18,679	12,795	5,529
6,333	5,536	5,469	4,882	4,017	2,752	1,171
11,713	11,654	11,651	11,604	11,536	11,431	15,010
2,726	2,884	2,867	3,118	2,778	3,174	944
34,623	34,623	34,623	34,623	34,623	34,623	34,623
42,450	50,439	45,905	46,879	47,295	46,942	30,094
480	418	414	372	300	198	100
21,716	21,716	21,716	21,716	21,716	21,716	20,161
13,000	13,000	13,000	13,000	13,000	13,000	13,000
16,853	17,796	17,219	18,093	16,274	16,575	8,852
14,435	14,371	14,366	14,325	14,276	14,196	14,374

190,049	196,525	191,629	191,292	184,494	177,402	143,858
(150,348)	(160,609)	(158,165)	(159,223)	(159,064)	(159,780)	(136,109)

39,701	35,916	33,464	32,069	25,430	17,622	7,749

218,855	180,534	169,213	142,781	114,861	78,550	32,393

154,413	84,201	117,007	94,473	58,864	61,402	(85,246)
(44,696)	(44,812)	(16,247)	(32,943)	(11,753)	(13,475)	(3,317)
1,022	1,037	1,106	1,053	937	629	242
39,819	27,229	20,158	8,863	7,446	5,201	2,086

(683,971)	(459,379)	(549,690)	(529,047)	(357,388)	(276,187)	(78,166)
(284,950)	(180,394)	(181,781)	(98,219)	(81,651)	(53,586)	(31,974)

(818,363)	(572,118)	(609,447)	(555,820)	(383,545)	(276,016)	(196,375)

$(599,508)	$(391,584)	$(440,234)	$(413,039)	$(268,684)	$(197,466)	$(163,982)

See accompanying notes to financial statements.

|  106

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund
	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$103,852	$69,095	$79,902	$49,487
Net realized gain (loss) on investments, including distributions of capital gains received from investments	66,701	425,407	(51,717)	301,767
Net change in unrealized appreciation (depreciation) on investments	(435,216)	(284,690)	(292,796)	(197,785)

Net increase (decrease) in net assets resulting from operations	(264,663)	209,812	(264,611)	153,469

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(230,294)	(481,636)	(231,839)	(262,760)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,107,046	821,449	348,092	1,547,475

Net increase (decrease) in net assets	612,089	549,625	(148,358)	1,438,184
NET ASSETS
Beginning of the year	4,753,633	4,204,008	4,350,546	2,912,362

End of the year	$5,365,722	$4,753,633	$4,202,188	$4,350,546

See accompanying notes to financial statements.

107  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2025 Fund		Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund
Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022

$126,376	$104,337	$234,158	$134,180	$218,855	$116,653
(166,682)	792,295	36,155	656,842	150,558	896,043
(523,537)	(463,892)	(1,226,320)	(232,682)	(968,921)	(393,349)

(563,843)	432,740	(956,007)	558,340	(599,508)	619,347

(310,484)	(875,110)	(822,453)	(686,989)	(724,780)	(910,135)

(1,264,851)	3,965,097	1,643,571	7,767,673	4,977,762	6,158,110

(2,139,178)	3,522,727	(134,889)	7,639,024	3,653,474	5,867,322

10,714,516	7,191,789	15,303,863	7,664,839	13,189,355	7,322,033

$8,575,338	$10,714,516	$15,168,974	$15,303,863	$16,842,829	$13,189,355

See accompanying notes to financial statements.

|  108

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2040 Fund		Natixis Sustainable Future 2045 Fund
	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$180,534	$85,624	$169,213	$87,085
Net realized gain on investments, including distributions of capital gains received from investments	67,655	675,056	122,024	889,510
Net change in unrealized appreciation (depreciation) on investments	(639,773)	(375,854)	(731,471)	(424,694)

Net increase (decrease) in net assets resulting from operations	(391,584)	384,826	(440,234)	551,901

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(583,854)	(674,630)	(570,515)	(795,436)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,942,379	6,479,279	4,109,650	5,556,506

Net increase in net assets	3,966,941	6,189,475	3,098,901	5,312,971
NET ASSETS
Beginning of the year	11,620,217	5,430,742	11,595,843	6,282,872

End of the year	$15,587,158	$11,620,217	$14,694,744	$11,595,843

See accompanying notes to financial statements.

109  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund		Natixis Sustainable Future 2060 Fund
Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022

$142,781	$72,230	$114,861	$53,529	$78,550	$41,188
71,446	674,624	55,494	510,332	53,757	493,325
(627,266)	(286,775)	(439,039)	(254,318)	(329,773)	(133,559)

(413,039)	460,079	(268,684)	309,543	(197,466)	400,954

(500,254)	(583,052)	(342,817)	(439,605)	(272,397)	(478,513)

3,819,234	5,425,651	3,567,685	4,434,259	2,714,363	1,967,271

2,905,941	5,302,678	2,956,184	4,304,197	2,244,500	1,889,712

10,319,856	5,017,178	8,140,467	3,836,270	5,547,063	3,657,351

$13,225,797	$10,319,856	$11,096,651	$8,140,467	$7,791,563	$5,547,063

See accompanying notes to financial statements.

|  110

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2065 Fund
	Year Ended January 31, 2023	Period Ended January 31, 2022(a)
FROM OPERATIONS:
Net investment income	$32,393	$4,044
Net realized gain (loss) on investments, including distributions of capital gains received from investments	(86,235)	3,894
Net change in unrealized appreciation (depreciation) on investments	(110,140)	(117,883)

Net decrease in net assets resulting from operations	(163,982)	(109,945)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(37,166)	(7,620)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	63,861	3,000,000

Net increase (decrease) in net assets	(137,287)	2,882,435
NET ASSETS
Beginning of the year	2,882,435	—

End of the year	$2,745,148	$2,882,435

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

See accompanying notes to financial statements.

111  |

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$9.83		$10.37		$10.70		$10.11		$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.16		0.12		0.17		0.23
Net realized and unrealized gain (loss)	(0.90)		0.40		1.25		1.02		(0.41)

Total from Investment Operations	(0.70)		0.56		1.37		1.19		(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.19)		(0.25)		(0.18)		(0.23)
Net realized capital gains	(0.21)		(0.91)		(1.45)		(0.42)		(0.61)

Total Distributions	(0.42)		(1.10)		(1.70)		(0.60)		(0.84)

Net asset value, end of the period	$8.71		$9.83		$10.37		$10.70		$10.11

Total return(b)	(6.97)%		5.15%		12.97%		11.81%		(1.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,366		$4,754		$4,204		$6,191		$4,600
Net expenses(c)	0.25	%(d)(e)	0.28	%(f)	0.31	%(g)	0.31	%(h)(i)	0.35	%(j)
Gross expenses	3.41	%(d)	3.08	%(f)	3.08	%(g)	3.70	%(h)	4.04	%(j)
Net investment income	2.31%		1.47%		1.09%		1.62%		2.10%
Portfolio turnover rate	28%		50%		61%		73%		41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 3.68%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

See accompanying notes to financial statements.

|  112

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund —Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$9.41		$9.37		$10.66		$9.97		$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.13		0.11		0.17		0.22
Net realized and unrealized gain (loss)	(0.80)		0.49		1.38		1.06		(0.46)

Total from Investment Operations	(0.63)		0.62		1.49		1.23		(0.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.14)		(0.29)		(0.18)		(0.23)
Net realized capital gains	(0.28)		(0.44)		(2.49)		(0.36)		(0.90)

Total Distributions	(0.48)		(0.58)		(2.78)		(0.54)		(1.13)

Net asset value, end of the period	$8.30		$9.41		$9.37		$10.66		$9.97

Total return(b)	(6.64	)%(c)	6.35%		14.26%		12.31%		(1.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,202		$4,351		$2,912		$6,006		$4,540
Net expenses(d)	0.26	%(e)(f)	0.29	%(g)	0.32	%(h)	0.32	%(i)(j)	0.38	%(k)
Gross expenses	4.22	%(e)	3.66	%(g)	3.88	%(h)	3.69	%(i)	4.10	%(k)
Net investment income	2.04%		1.30%		1.08%		1.60%		1.98%
Portfolio turnover rate	88%		46%		95%		74%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 4.48%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

See accompanying notes to financial statements.

113  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$11.21		$11.42		$10.89		$10.22		$11.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.14		0.12		0.17		0.21
Net realized and unrealized gain (loss)	(0.95)		0.68		1.41		1.12		(0.54)

Total from Investment Operations	(0.78)		0.82		1.53		1.29		(0.33)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.16)		(0.16)		(0.17)		(0.20)
Net realized capital gains	(0.20)		(0.87)		(0.84)		(0.45)		(0.79)

Total Distributions	(0.39)		(1.03)		(1.00)		(0.62)		(0.99)

Net asset value, end of the period	$10.04		$11.21		$11.42		$10.89		$10.22

Total return(b)	(6.90)%		6.84%		14.35%		12.73%		(2.46)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,575		$10,715		$7,192		$6,015		$3,757
Net expenses(c)	0.28	%(d)(e)	0.30	%(f)	0.33	%(g)	0.34	%(h)(i)	0.42	%(j)
Gross expenses	2.40	%(d)	1.76	%(f)	3.00	%(g)	4.18	%(h)	4.88	%(j)
Net investment income	1.68%		1.15%		1.08%		1.59%		1.88%
Portfolio turnover rate	86%		49%		84%		67%		59%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 2.65%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

See accompanying notes to financial statements.

|  114

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.27		$11.97		$11.15		$10.39		$11.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.15		0.12		0.17		0.19
Net realized and unrealized gain (loss)	(0.97)		0.86		1.60		1.19		(0.60)

Total from Investment Operations	(0.79)		1.01		1.72		1.36		(0.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.15)		(0.18)		(0.14)		(0.18)
Net realized capital gains	(0.42)		(0.56)		(0.72)		(0.46)		(0.81)

Total Distributions	(0.61)		(0.71)		(0.90)		(0.60)		(0.99)

Net asset value, end of the period	$10.87		$12.27		$11.97		$11.15		$10.39

Total return(b)	(6.38)%		8.30%		15.88%		13.12%		(2.91)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,169		$15,304		$7,665		$6,250		$3,194
Net expenses(c)	0.28	%(d)(e)	0.31	%(f)	0.34	%(g)	0.37	%(h)(i)	0.48	%(j)
Gross expenses	1.40	%(d)	1.43	%(f)	2.88	%(g)	4.37	%(h)	5.34	%(j)
Net investment income	1.63%		1.14%		1.06%		1.55%		1.68%
Portfolio turnover rate	61%		24%		69%		80%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.66%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

See accompanying notes to financial statements.

115  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.21		$12.02		$11.24		$10.46		$12.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.14		0.11		0.16		0.17
Net realized and unrealized gain (loss)	(0.96)		1.07		1.70		1.33		(0.67)

Total from Investment Operations	(0.79)		1.21		1.81		1.49		(0.50)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.14)		(0.17)		(0.17)		(0.17)
Net realized capital gains	(0.40)		(0.88)		(0.86)		(0.54)		(0.88)

Total Distributions	(0.57)		(1.02)		(1.03)		(0.71)		(1.05)

Net asset value, end of the period	$10.85		$12.21		$12.02		$11.24		$10.46

Total return(b)	(6.35)%		9.85%		16.62%		14.29%		(3.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$16,843		$13,189		$7,322		$5,566		$4,099
Net expenses(c)	0.29	%(d)(e)	0.33	%(f)	0.36	%(g)	0.39	%(h)(i)	0.52	%(j)
Gross expenses	1.37	%(d)	1.62	%(f)	3.05	%(g)	3.95	%(h)	5.12	%(j)
Net investment income	1.57%		1.08%		0.97%		1.47%		1.52%
Portfolio turnover rate	39%		34%		89%		63%		74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.63%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

See accompanying notes to financial statements.

|  116

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.03		$11.69		$11.18		$10.43		$12.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.13		0.10		0.16		0.16
Net realized and unrealized gain (loss)	(0.94)		1.12		1.85		1.29		(0.75)

Total from Investment Operations	(0.78)		1.25		1.95		1.45		(0.59)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.12)		(0.19)		(0.15)		(0.16)
Net realized capital gains	(0.35)		(0.79)		(1.25)		(0.55)		(1.02)

Total Distributions	(0.49)		(0.91)		(1.44)		(0.70)		(1.18)

Net asset value, end of the period	$10.76		$12.03		$11.69		$11.18		$10.43

Total return(b)	(6.30)%		10.49%		18.04%		13.94%		(4.19)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,587		$11,620		$5,431		$5,662		$3,330
Net expenses(c)	0.30	%(d)(e)	0.33	%(f)	0.36	%(g)	0.39	%(h)(i)	0.56	%(j)
Gross expenses	1.62	%(d)	1.99	%(f)	3.38	%(g)	4.45	%(h)	5.40	%(j)
Net investment income	1.49%		1.01%		0.94%		1.50%		1.42%
Portfolio turnover rate	41%		34%		64%		63%		90%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

See accompanying notes to financial statements.

117  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.53		$12.12		$11.17		$10.38		$12.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.13		0.10		0.16		0.15
Net realized and unrealized gain (loss)	(0.91)		1.29		1.89		1.37		(0.81)

Total from Investment Operations	(0.76)		1.42		1.99		1.53		(0.66)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.13)		(0.18)		(0.15)		(0.16)
Net realized capital gains	(0.38)		(0.88)		(0.86)		(0.59)		(1.11)

Total Distributions	(0.52)		(1.01)		(1.04)		(0.74)		(1.27)

Net asset value, end of the period	$11.25		$12.53		$12.12		$11.17		$10.38

Total return(b)	(5.89)%		11.36%		18.30%		14.73%		(4.53)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,695		$11,596		$6,283		$4,951		$2,517
Net expenses(c)	0.28	%(d)(e)	0.33	%(f)	0.37	%(g)	0.40	%(h)(i)	0.58	%(j)
Gross expenses	1.60	%(d)	1.93	%(f)	3.63	%(g)	5.12	%(h)	6.46	%(j)
Net investment income	1.41%		0.97%		0.93%		1.45%		1.32%
Portfolio turnover rate	39%		42%		72%		58%		77%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

See accompanying notes to financial statements.

|  118

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.31		$11.75		$11.15		$10.41		$12.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.12		0.10		0.16		0.15
Net realized and unrealized gain (loss)	(0.92)		1.25		1.92		1.35		(0.84)

Total from Investment Operations	(0.78)		1.37		2.02		1.51		(0.69)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.12)		(0.18)		(0.15)		(0.16)
Net realized capital gains	(0.37)		(0.69)		(1.24)		(0.62)		(1.12)

Total Distributions	(0.50)		(0.81)		(1.42)		(0.77)		(1.28)

Net asset value, end of the period	$11.03		$12.31		$11.75		$11.15		$10.41

Total return(b)	(6.24)%		11.40%		18.94%		14.57%		(4.82)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,226		$10,320		$5,017		$4,557		$2,492
Net expenses(c)	0.30	%(d)(e)	0.34	%(f)	0.38	%(g)	0.41	%(h)(i)	0.59	%(j)
Gross expenses	1.78	%(d)	2.12	%(f)	4.00	%(g)	5.24	%(h)	6.42	%(j)
Net investment income	1.33%		0.91%		0.90%		1.43%		1.29%
Portfolio turnover rate	40%		38%		80%		75%		83%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.05%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

See accompanying notes to financial statements.

119  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$12.08		$11.53		$11.11		$10.43		$12.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.12		0.10		0.16		0.15
Net realized and unrealized gain (loss)	(0.88)		1.22		1.86		1.40		(0.83)

Total from Investment Operations	(0.74)		1.34		1.96		1.56		(0.68)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.12)		(0.20)		(0.16)		(0.16)
Net realized capital gains	(0.29)		(0.67)		(1.34)		(0.72)		(1.11)

Total Distributions	(0.41)		(0.79)		(1.54)		(0.88)		(1.27)

Net asset value, end of the period	$10.93		$12.08		$11.53		$11.11		$10.43

Total return(b)	(6.02)%		11.33%		18.07%		14.93%		(4.80)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,097		$8,140		$3,836		$4,178		$2,614
Net expenses(c)	0.29	%(d)(e)	0.33	%(f)	0.39	%(g)	0.42	%(h)(i)	0.59	%(j)
Gross expenses	2.09	%(d)	2.68	%(f)	4.49	%(g)	5.63	%(h)	6.44	%(j)
Net investment income	1.30%		0.90%		0.88%		1.42%		1.27%
Portfolio turnover rate	37%		38%		71%		64%		85%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.37%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

See accompanying notes to financial statements.

|  120

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2023		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019
Net asset value, beginning of the period	$11.85		$11.64		$11.03		$10.40		$12.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.11		0.10		0.16		0.15
Net realized and unrealized gain (loss)	(0.83)		1.31		1.95		1.38		(0.82)

Total from Investment Operations	(0.70)		1.42		2.05		1.54		(0.67)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.14)		(0.19)		(0.17)		(0.16)
Net realized capital gains	(0.35)		(1.07)		(1.25)		(0.74)		(1.15)

Total Distributions	(0.47)		(1.21)		(1.44)		(0.91)		(1.31)

Net asset value, end of the period	$10.68		$11.85		$11.64		$11.03		$10.40

Total return(b)	(5.82)%		11.72%		19.09%		14.78%		(4.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,792		$5,547		$3,657		$3,198		$2,488
Net expenses(c)	0.29	%(d)(e)	0.34	%(f)	0.38	%(g)	0.42	%(h)(i)	0.59	%(j)
Gross expenses	2.94	%(d)	3.27	%(f)	5.25	%(g)	6.03	%(h)	6.45	%(j)
Net investment income	1.30%		0.87%		0.95%		1.45%		1.29%
Portfolio turnover rate	42%		43%		79%		64%		80%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.22%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%. See Note 5 of Notes to Financial Statements.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2065 Fund—Class N
	Year Ended January 31, 2023		Period Ended January 31, 2022*
Net asset value, beginning of the period	$9.61		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.01
Net realized and unrealized gain (loss)	(0.67)		(0.38)

Total from Investment Operations	(0.56)		(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.01)
Net realized capital gains	—		(0.01)

Total Distributions	(0.12)		(0.02)

Net asset value, end of the period	$8.93		$9.61

Total return(b)	(5.69)%		(3.66	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,745		$2,882
Net expenses(d)	0.30	%(e)(f)	0.34	%(g)(h)
Gross expenses	5.58	%(e)	8.08	%(g)(h)
Net investment income	1.26%		1.06	%(g)
Portfolio turnover rate	42%		5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 5.85%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%. See Note 5 of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.

|  122

Notes to Financial Statements

January 31, 2023

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund® (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund® (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund® (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund® (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund® (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund® (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund® (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund® (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund® (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund® (the “Sustainable Future 2060 Fund”)

Natixis Sustainable Future 2065 Fund® (the “Sustainable Future 2065 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a

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January 31, 2023

declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on

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Notes to Financial Statements (continued)

January 31, 2023

investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, passive foreign investment company adjustments, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2023 and 2022 was as follows:

	2023 Distributions			2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$124,815	$105,479	$230,294	$224,416	$257,220	$481,636
Sustainable Future 2020 Fund	98,827	133,012	231,839	134,799	127,961	262,760
Sustainable Future 2025 Fund	150,882	159,602	310,484	327,782	547,328	875,110
Sustainable Future 2030 Fund	268,759	553,694	822,453	346,564	340,425	686,989
Sustainable Future 2035 Fund	242,767	482,013	724,780	408,218	501,917	910,135
Sustainable Future 2040 Fund	199,682	384,172	583,854	316,520	358,110	674,630
Sustainable Future 2045 Fund	182,305	388,210	570,515	360,772	434,664	795,436
Sustainable Future 2050 Fund	158,765	341,489	500,254	312,916	270,136	583,052
Sustainable Future 2055 Fund	126,050	216,767	342,817	227,799	211,806	439,605
Sustainable Future 2060 Fund	84,100	188,297	272,397	224,471	254,042	478,513
Sustainable Future 2065 Fund	37,166	—	37,166	3,343	4,277	7,620

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$—	$—	$—	$3,255	$6,172
Undistributed long-term capital gains	18,928	—	20,654	59,260	146,298

Total undistributed earnings	18,928	—	20,654	62,515	152,470

Late-year ordinary and post-October capital loss deferrals*	—	(7,568)	—	—	—

Unrealized depreciation	(337,227)	(386,350)	(708,612)	(1,021,451)	(814,654)

Total accumulated losses	$(318,299)	$(393,918)	$(687,958)	$(958,936)	$(662,184)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Sustainable Future 2020 Fund is deferring capital losses.

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Notes to Financial Statements (continued)

January 31, 2023

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Undistributed ordinary income	$2,940	$4,838	$3,655	$2,609	$1,710	$441
Undistributed long-term capital gains	69,688	72,178	71,592	67,332	56,136	—

Total undistributed earnings	72,628	77,016	75,247	69,941	57,846	441

Capital loss carryforward:
Short-term:
No expiration date	—	—	—	—	—	(55,273)

Unrealized depreciation	(585,612)	(614,181)	(495,619)	(353,284)	(137,450)	(260,820)

Total accumulated losses	$(512,984)	$(537,165)	$(420,372)	$(283,343)	$(79,604)	$(315,652)

As of January 31, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$5,730,894	$4,612,715	$9,328,244	$16,241,632	$17,634,317

Gross tax appreciation	$178,991	$106,480	$229,616	$520,723	$685,912
Gross tax depreciation	(516,218)	(492,830)	(938,228)	(1,542,174)	(1,500,566)

Net tax depreciation	$(337,227)	$(386,350)	$(708,612)	$(1,021,451)	$(814,654)

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Federal tax cost	$16,283,716	$15,346,000	$13,754,175	$11,493,174	$7,973,132	$3,051,423

Gross tax appreciation	$681,098	$686,083	$644,134	$529,559	$442,854	$110,271
Gross tax depreciation	(1,266,710)	(1,300,264)	(1,139,753)	(882,843)	(580,304)	(371,091)

Net tax depreciation	$(585,612)	$(614,181)	$(495,619)	$(353,284)	$(137,450)	$(260,820)

f.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of January 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.  New Accounting Pronouncement.  In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820 related to the measurement of fair value of an equity security subject to contractual sale restrictions, eliminating the ability to apply a discount to the fair value of such securities, and introducing related disclosure requirements. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.

In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks

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Notes to Financial Statements (continued)

January 31, 2023

of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. In December 2022, the Financial Accounting Standards Board issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2023, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,411,068	$—	$—	$1,411,068
Bonds and Notes(a)	—	1,100,272	—	1,100,272
Exchange-Traded Funds	186,765	—	—	186,765
Mutual Funds	266,378	—	—	266,378
Affiliated Mutual Funds	2,261,727	—	—	2,261,727
Short-Term Investments	—	167,457	—	167,457

Total	$4,125,938	$1,267,729	$—	$5,393,667

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

January 31, 2023

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,379,830	$—	$—	$1,379,830
Bonds and Notes(a)	—	805,726	—	805,726
Exchange-Traded Funds	178,371	—	—	178,371
Mutual Funds	244,545	—	—	244,545
Affiliated Mutual Funds	1,497,762	—	—	1,497,762
Short-Term Investments	—	120,131	—	120,131

Total	$3,300,508	$925,857	$—	$4,226,365

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,133,639	$—	$—	$3,133,639
Bonds and Notes(a)	—	1,539,981	—	1,539,981
Exchange-Traded Funds	427,917	—	—	427,917
Mutual Funds	641,193	—	—	641,193
Affiliated Mutual Funds	2,559,367	—	—	2,559,367
Short-Term Investments	—	317,535	—	317,535

Total	$6,762,116	$1,857,516	$—	$8,619,632

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,375,593	$—	$—	$6,375,593
Bonds and Notes(a)	—	2,471,832	—	2,471,832
Exchange-Traded Funds	853,323	—	—	853,323
Mutual Funds	1,379,418	—	—	1,379,418
Affiliated Mutual Funds	3,707,694	—	—	3,707,694
Short-Term Investments	—	432,321	—	432,321

Total	$12,316,028	$2,904,153	$—	$15,220,181

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,103,748	$—	$—	$8,103,748
Bonds and Notes(a)	—	1,968,484	—	1,968,484
Exchange-Traded Funds	1,094,762	—	—	1,094,762
Mutual Funds	1,681,566	—	—	1,681,566
Affiliated Mutual Funds	3,535,993	—	—	3,535,993
Short-Term Investments	—	435,110	—	435,110

Total	$14,416,069	$2,403,594	$—	$16,819,663

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

January 31, 2023

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,405,267	$—	$—	$8,405,267
Bonds and Notes(a)	—	1,225,678	—	1,225,678
Exchange-Traded Funds	1,084,286	—	—	1,084,286
Mutual Funds	1,706,252	—	—	1,706,252
Affiliated Mutual Funds	2,659,920	—	—	2,659,920
Short-Term Investments	—	616,701	—	616,701

Total	$13,855,725	$1,842,379	$—	$15,698,104

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,325,024	$—	$—	$8,325,024
Bonds and Notes(a)	—	595,602	—	595,602
Exchange-Traded Funds	1,157,615	—	—	1,157,615
Mutual Funds	1,875,827	—	—	1,875,827
Affiliated Mutual Funds	2,253,181	—	—	2,253,181
Short-Term Investments	—	524,570	—	524,570

Total	$13,611,647	$1,120,172	$—	$14,731,819

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,771,792	$—	$—	$7,771,792
Bonds and Notes(a)	—	682,008	—	682,008
Exchange-Traded Funds	1,109,757	—	—	1,109,757
Mutual Funds	1,760,062	—	—	1,760,062
Affiliated Mutual Funds	1,436,186	—	—	1,436,186
Short-Term Investments	—	498,751	—	498,751

Total	$12,077,797	$1,180,759	$—	$13,258,556

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,612,290	$—	$—	$6,612,290
Bonds and Notes(a)	—	420,732	—	420,732
Exchange-Traded Funds	982,329	—	—	982,329
Mutual Funds	1,586,201	—	—	1,586,201
Affiliated Mutual Funds	1,148,734	—	—	1,148,734
Short-Term Investments	—	389,604	—	389,604

Total	$10,329,554	$810,336	$—	$11,139,890

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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January 31, 2023

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,625,437	$—	$—	$4,625,437
Bonds and Notes(a)	—	299,517	—	299,517
Exchange-Traded Funds	691,239	—	—	691,239
Mutual Funds	1,116,226	—	—	1,116,226
Affiliated Mutual Funds	808,151	—	—	808,151
Short-Term Investments	—	295,112	—	295,112

Total	$7,241,053	$594,629	$—	$7,835,682

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2065 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,659,171	$—	$—	$1,659,171
Bonds and Notes(a)	—	104,367	—	104,367
Exchange-Traded Funds	258,228	—	—	258,228
Mutual Funds	402,780	—	—	402,780
Affiliated Mutual Funds	290,782	—	—	290,782
Short-Term Investments	—	75,275	—	75,275

Total	$2,610,961	$179,642	$—	$2,790,603

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4. Purchases and Sales of Securities. For the year ended January 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$221,514	$109,805	$1,990,068	$1,137,074
Sustainable Future 2020 Fund	279,265	217,854	3,343,641	3,185,390
Sustainable Future 2025 Fund	429,481	446,073	5,950,882	7,313,238
Sustainable Future 2030 Fund	727,417	603,124	9,067,966	7,901,100
Sustainable Future 2035 Fund	459,317	177,634	9,241,479	5,078,097
Sustainable Future 2040 Fund	305,197	100,088	8,967,099	4,751,693
Sustainable Future 2045 Fund	141,495	85,595	8,056,592	4,498,050
Sustainable Future 2050 Fund	187,282	82,331	7,300,717	4,147,120
Sustainable Future 2055 Fund	92,018	39,610	6,402,409	3,175,350
Sustainable Future 2060 Fund	84,388	45,540	4,803,812	2,405,108
Sustainable Future 2065 Fund	31,832	30,432	1,136,108	1,022,972

5.    Management Fees and Other Transactions with Affiliates.

a.    Management Fees.    Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and, effective October 17, 2022, AIA U.S. Large Cap Core ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

January 31, 2023

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

Prior to October 17, 2022, Natixis Advisors had entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova US Climate Ambition Equity Segment of each Fund.

The aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment and (iv) effective October 17, 2022, 0.165% of the average daily net assets of the AIA U.S. Large Cap Core ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vii) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.

Prior to October 17, 2022, 0.25% of the average daily net assets of the Mirova US Climate Ambition Equity Segment was payable by the Fund directly to Mirova US as sub-adviser.

Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the year ended January 31, 2023, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the period June 1, 2022 to January 31, 2023, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.50%
Sustainable Future 2020 Fund	0.50%
Sustainable Future 2025 Fund	0.51%
Sustainable Future 2030 Fund	0.52%
Sustainable Future 2035 Fund	0.53%
Sustainable Future 2040 Fund	0.54%
Sustainable Future 2045 Fund	0.54%
Sustainable Future 2050 Fund	0.55%
Sustainable Future 2055 Fund	0.55%
Sustainable Future 2060 Fund	0.55%
Sustainable Future 2065 Fund	0.55%

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Notes to Financial Statements (continued)

January 31, 2023

Prior to June 1, 2022, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%
Sustainable Future 2065 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2023, the management fees and waivers/reimbursements of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-Adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
						Gross	Net
Sustainable Future 2015 Fund	$5,537	$732	$319	$4,486	—	0.12%	—
Sustainable Future 2020 Fund	5,546	784	337	4,425	—	0.14%	—
Sustainable Future 2025 Fund	11,677	1,703	772	9,202	—	0.16%	—
Sustainable Future 2030 Fund	24,356	3,716	1,679	18,961	—	0.17%	—
Sustainable Future 2035 Fund	25,720	4,164	1,841	19,715	—	0.18%	—
Sustainable Future 2040 Fund	24,088	4,057	1,745	18,286	—	0.20%	—
Sustainable Future 2045 Fund	24,399	4,197	1,948	18,254	—	0.20%	—
Sustainable Future 2050 Fund	22,680	3,876	1,860	16,944	—	0.21%	—
Sustainable Future 2055 Fund	18,679	3,210	1,597	13,872	—	0.21%	—
Sustainable Future 2060 Fund	12,795	2,200	1,092	9,503	—	0.21%	—
Sustainable Future 2065 Fund	5,529	954	466	4,109	—	0.21%	—

[1]

Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Core ESG, AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG Segments is subject to possible recovery until January 31, 2024.

[2]

Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2024.

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Notes to Financial Statements (continued)

January 31, 2023

For the year ended January 31, 2023, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):

Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$4,486	$136,893	$141,379
Sustainable Future 2020 Fund	4,425	149,608	154,033
Sustainable Future 2025 Fund	9,202	147,949	157,151
Sustainable Future 2030 Fund	18,961	136,722	155,683
Sustainable Future 2035 Fund	19,715	124,628	144,343
Sustainable Future 2040 Fund	18,286	136,521	154,807
Sustainable Future 2045 Fund	18,254	133,766	152,020
Sustainable Future 2050 Fund	16,944	136,543	153,487
Sustainable Future 2055 Fund	13,872	140,385	154,257
Sustainable Future 2060 Fund	9,503	146,985	156,488
Sustainable Future 2065 Fund	4,109	94,636	98,745

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2024.

No expenses were recovered during the year ended January 31, 2023, under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$2,052
Sustainable Future 2020 Fund	1,779
Sustainable Future 2025 Fund	3,419
Sustainable Future 2030 Fund	6,531
Sustainable Future 2035 Fund	6,333
Sustainable Future 2040 Fund	5,536
Sustainable Future 2045 Fund	5,469
Sustainable Future 2050 Fund	4,882
Sustainable Future 2055 Fund	4,017
Sustainable Future 2060 Fund	2,752
Sustainable Future 2065 Fund	1,171

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of

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January 31, 2023

$20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of January 31, 2023, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:

Fund	Percentage of Net Assets
Sustainable Future 2065 Fund	97.59%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2023, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$674,333	$347,297	$55,786	$1,707	$(103,672)	$863,879	87,614	$51,215
Loomis Sayles Limited Term Government and Agency Fund, Class N	585,044	151,544	80,116	(3,268)	(19,449)	633,755	58,790	10,780
Mirova Global Green Bond Fund, Class N	515,172	174,281	21,305	(2,776)	(86,208)	579,164	69,947	29,488
Mirova International Sustainable Equity Fund, Class N	174,118	53,501	27,313	1,880	(17,257)	184,929	16,053	6,269

	$1,948,667	$726,623	$184,520	$(2,457)	$(226,586)	$2,261,727	232,404	$97,752

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

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Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$413,445	$367,647	$223,294	$(9,412)	$(59,634)	$488,752	49,569	$32,032
Loomis Sayles Limited Term Government and Agency Fund, Class N	443,666	273,417	280,439	(12,222)	(6,922)	417,500	38,729	7,728
Mirova Global Green Bond Fund, Class N	420,978	292,798	227,414	(34,080)	(40,880)	411,402	49,686	22,280
Mirova International Sustainable Equity Fund, Class N	190,170	152,408	147,383	(16,689)	1,602	180,108	15,634	6,160

	$1,468,259	$1,086,270	$878,530	$(72,403)	$(105,834)	$1,497,762	153,618	$68,200

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$661,947	$539,305	$538,184	$(21,117)	$(54,034)	$587,917	59,626	$34,612
Loomis Sayles Limited Term Government and Agency Fund, Class N	897,367	623,782	748,337	(23,857)	(5,968)	742,987	68,923	12,535
Mirova Global Green Bond Fund, Class N	893,422	747,775	714,453	(77,171)	(49,058)	800,515	96,681	38,571
Mirova International Sustainable Equity Fund, Class N	552,500	390,904	468,410	(62,984)	15,938	427,948	37,148	14,487

	$3,005,236	$2,301,766	$2,469,384	$(185,129)	$(93,122)	$2,559,367	262,378	$100,205

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$774,757	$449,601	$357,722	$(10,703)	$(106,942)	$748,991	75,963	$53,284
Loomis Sayles Limited Term Government and Agency Fund, Class N	812,570	602,046	470,761	(20,757)	(15,004)	908,094	84,239	16,649
Mirova Global Green Bond Fund, Class N	1,028,726	809,609	445,847	(72,332)	(126,190)	1,193,966	144,199	63,116
Mirova International Sustainable Equity Fund, Class N	937,483	470,784	449,302	(53,512)	(48,810)	856,643	74,361	31,784

	$3,553,536	$2,332,040	$1,723,632	$(157,304)	$(296,946)	$3,707,694	378,762	$164,833

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$575,231	$335,781	$65,504	$(4,944)	$(88,992)	$751,572	76,224	$44,076
Loomis Sayles Limited Term Government and Agency Fund, Class N	534,108	336,569	78,511	(4,970)	(19,450)	767,746	71,219	12,278
Mirova Global Green Bond Fund, Class N	674,957	452,062	80,868	(19,279)	(108,490)	918,382	110,916	40,887
Mirova International Sustainable Equity Fund, Class N	871,914	411,223	101,323	(15,503)	(68,018)	1,098,293	95,338	37,043

	$2,656,210	$1,535,635	$326,206	$(44,696)	$(284,950)	$3,535,993	353,697	$134,284

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$336,367	$322,115	$64,039	$(3,825)	$(54,563)	$536,055	54,367	$29,341
Loomis Sayles Limited Term Government and Agency Fund, Class N	275,060	211,208	52,730	(2,459)	(9,119)	421,960	39,143	6,545
Mirova Global Green Bond Fund, Class N	443,994	313,883	60,480	(11,883)	(70,268)	615,246	74,305	27,936
Mirova International Sustainable Equity Fund, Class N	850,681	469,099	160,032	(26,645)	(46,444)	1,086,659	94,328	35,278

	$1,906,102	$1,316,305	$337,281	$(44,812)	$(180,394)	$2,659,920	262,143	$99,100

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,258	$175,731	$20,119	$(871)	$(41,680)	$356,319	36,138	$20,649
Loomis Sayles Limited Term Government and Agency Fund, Class N	189,816	81,016	25,775	(1,034)	(7,447)	236,576	21,946	3,932
Mirova Global Green Bond Fund, Class N	221,776	347,901	14,521	(1,798)	(53,699)	499,659	60,345	20,531
Mirova International Sustainable Equity Fund, Class N	952,881	382,811	83,566	(12,544)	(78,955)	1,160,627	100,749	39,425

	$1,607,731	$987,459	$143,981	$(16,247)	$(181,781)	$2,253,181	219,178	$84,537

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$46,078	$101,973	$11,235	$(1,613)	$(10,157)	$125,046	12,682	$6,466
Mirova Global Green Bond Fund, Class N	160,152	88,046	27,412	(5,413)	(23,945)	191,428	23,119	9,128
Mirova International Sustainable Equity Fund, Class N	914,773	416,950	121,977	(25,917)	(64,117)	1,119,712	97,197	37,485

	$1,121,003	$606,969	$160,624	$(32,943)	$(98,219)	$1,436,186	132,998	$53,079

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$123,064	$73,802	$9,453	$(1,533)	$(22,190)	$163,690	19,769	$7,655
Mirova International Sustainable Equity Fund, Class N	721,934	397,481	64,690	(10,220)	(59,461)	985,044	85,507	33,992

	$844,998	$471,283	$74,143	$(11,753)	$(81,651)	$1,148,734	105,276	$41,647

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$83,384	$74,501	$25,713	$(5,432)	$(11,307)	$115,433	13,941	$5,347
Mirova International Sustainable Equity Fund, Class N	509,418	296,182	62,560	(8,043)	(42,279)	692,718	60,132	22,594

	$592,802	$370,683	$88,273	$(13,475)	$(53,586)	$808,151	74,073	$27,941

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2023

Sustainable Future 2065 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund	$44,342	$7,400	$4,623	$(299)	$(7,106)	$39,714	4,796	$2,153
Mirova International Sustainable Equity Fund	252,642	40,251	13,939	(3,018)	(24,868)	251,068	21,794	8,707

	$296,984	$47,651	$18,562	$(3,317)	$(31,974)	$290,782	26,590	$10,860

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Custodian and Regulatory Filing Fees and Expenses.  State Street Bank, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Sustainable Future 2065 Fund. For the year ended January 31, 2023, total fees waived for the Fund were $35,944.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the year ended January 31, 2023, Sustainable Future 2025 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,000,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $66.

For the year ended January 31, 2023, Sustainable Future 2030 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,000,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $33.

8.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum periodically determined by State Street Bank. As of January 31, 2023, the Funds had payables to the custodian bank for overdrafts, as follows:

Fund	Payable to Custodian Bank
Sustainable Future 2035 Fund	$122,725
Sustainable Future 2065 Fund	10,580

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Notes to Financial Statements (continued)

January 31, 2023

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Sustainable Future 2015 Fund	6	93.06%
Sustainable Future 2020 Fund	5	66.33%
Sustainable Future 2025 Fund	3	26.46%
Sustainable Future 2030 Fund	3	43.50%
Sustainable Future 2035 Fund	5	57.47%
Sustainable Future 2040 Fund	2	17.89%
Sustainable Future 2045 Fund	2	27.36%
Sustainable Future 2050 Fund	3	28.05%
Sustainable Future 2055 Fund	4	32.65%
Sustainable Future 2060 Fund	4	43.41%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Risk.  A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	139,960	$1,187,847	263,539	$2,795,068
Issued in connection with the reinvestment of distributions	26,994	230,294	47,104	481,636
Redeemed	(35,013)	(311,095)	(232,154)	(2,455,255)

Increase from capital share transactions	131,941	$1,107,046	78,489	$821,449

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Notes to Financial Statements (continued)

January 31, 2023

11. Capital Shares (continued).

Sustainable Future 2020 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	350,454	$2,992,322	304,183	$3,026,342
Issued in connection with the reinvestment of distributions	28,136	231,829	26,858	262,760
Redeemed	(334,574)	(2,876,059)	(179,357)	(1,741,627)

Increase from capital share transactions	44,016	$348,092	151,684	$1,547,475

Sustainable Future 2025 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	445,043	$4,311,441	496,529	$6,079,972
Issued in connection with the reinvestment of distributions	29,762	294,599	74,700	875,110
Redeemed	(576,283)	(5,870,891)	(244,868)	(2,989,985)

Increase (decrease) from capital share transactions	(101,478)	$(1,264,851)	326,361	$3,965,097

Sustainable Future 2030 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	594,523	$6,386,317	628,329	$8,033,476
Issued in connection with the reinvestment of distributions	77,985	822,331	53,854	686,989
Redeemed	(523,893)	(5,565,077)	(75,042)	(952,792)

Increase from capital share transactions	148,615	$1,643,571	607,141	$7,767,673

Sustainable Future 2035 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	671,810	$7,037,782	510,490	$6,691,502
Issued in connection with the reinvestment of distributions	67,515	719,460	71,289	910,135
Redeemed	(267,401)	(2,779,480)	(110,889)	(1,443,527)

Increase from capital share transactions	471,924	$4,977,762	470,890	$6,158,110

Sustainable Future 2040 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	662,559	$6,770,668	539,408	$6,953,362
Issued in connection with the reinvestment of distributions	55,789	582,231	53,553	674,630
Redeemed	(235,533)	(2,410,520)	(91,187)	(1,148,713)

Increase from capital share transactions	482,815	$4,942,379	501,774	$6,479,279

141  |

Notes to Financial Statements (continued)

January 31, 2023

11. Capital Shares (continued).

Sustainable Future 2045 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	471,687	$5,108,149	509,519	$6,920,152
Issued in connection with the reinvestment of distributions	52,309	570,472	60,070	795,436
Redeemed	(143,258)	(1,568,971)	(162,587)	(2,159,082)

Increase from capital share transactions	380,738	$4,109,650	407,002	$5,556,506

Sustainable Future 2050 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	507,319	$5,353,485	507,103	$6,642,820
Issued in connection with the reinvestment of distributions	46,503	498,627	44,850	583,052
Redeemed	(193,651)	(2,032,878)	(140,214)	(1,800,221)

Increase from capital share transactions	360,171	$3,819,234	411,739	$5,425,651

Sustainable Future 2055 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	431,048	$4,474,126	415,793	$5,376,870
Issued in connection with the reinvestment of distributions	32,253	342,480	34,409	439,605
Redeemed	(121,648)	(1,248,921)	(109,350)	(1,382,216)

Increase from capital share transactions	341,653	$3,567,685	340,852	$4,434,259

Sustainable Future 2060 Fund

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	386,058	$3,970,864	307,412	$3,988,105
Issued in connection with the reinvestment of distributions	26,363	272,396	38,070	478,513
Redeemed	(151,010)	(1,528,897)	(191,717)	(2,499,347)

Increase from capital share transactions	261,411	$2,714,363	153,765	$1,967,271

Sustainable Future 2065 Fund

	Year Ended January 31, 2023		Period Ended January 31, 2022(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	9,277	$77,896	300,000	$3,000,000
Issued in connection with the reinvestment of distributions	123	986	—	—
Redeemed	(1,836)	(15,021)	—	—

Increase from capital share transactions	7,564	$63,861	300,000	$3,000,000

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, Natixis Sustainable Future 2060 Fund® and Natixis Sustainable Future 2065 Fund®

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, Natixis Sustainable Future 2060 Fund® and Natixis Sustainable Future 2065 Fund® (eleven of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of operations	Statements of changes in net assets
Natixis Sustainable Future 2015 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2020 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2025 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2030 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2035 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2040 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2045 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2050 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2055 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2060 Fund®	For the year ended January 31, 2023	For the years ended January 31, 2023 and 2022
Natixis Sustainable Future 2065 Fund®	For the year ended January 31, 2023	For the year ended January 31, 2023 and the period from December 15, 2021 (commencement of operations) to January 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 23, 2023

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

143  |

2023 U.S. Tax Distribution Information to Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the year ended January 31, 2023, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	12.98%
Sustainable Future 2020 Fund	17.95%
Sustainable Future 2025 Fund	24.22%
Sustainable Future 2030 Fund	29.46%
Sustainable Future 2035 Fund	35.52%
Sustainable Future 2040 Fund	42.46%
Sustainable Future 2045 Fund	47.11%
Sustainable Future 2050 Fund	50.45%
Sustainable Future 2055 Fund	52.51%
Sustainable Future 2060 Fund	53.21%
Sustainable Future 2065 Fund	53.90%

Qualified Dividend Income.  For the calendar year ended January 31, 2023, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2022, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	12.52%
Sustainable Future 2020 Fund	16.91%
Sustainable Future 2025 Fund	24.58%
Sustainable Future 2030 Fund	29.41%
Sustainable Future 2035 Fund	35.98%
Sustainable Future 2040 Fund	42.27%
Sustainable Future 2045 Fund	48.03%
Sustainable Future 2050 Fund	50.86%
Sustainable Future 2055 Fund	52.56%
Sustainable Future 2060 Fund	53.73%
Sustainable Future 2065 Fund	55.14%
Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2023.

Fund	Amount
Sustainable Future 2015 Fund	$105,479
Sustainable Future 2020 Fund	133,012
Sustainable Future 2025 Fund	159,602
Sustainable Future 2030 Fund	553,694
Sustainable Future 2035 Fund	482,013
Sustainable Future 2040 Fund	384,172
Sustainable Future 2045 Fund	388,210
Sustainable Future 2050 Fund	341,489
Sustainable Future 2055 Fund	216,767
Sustainable Future 2060 Fund	188,297

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Trustee and Officer Information

The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Edmond J. English (1953)	Trustee since 2013 Chairperson of the Governance Committee and Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	54 Director, Burlington Stores, Inc. (retail); Director, Rue Gilt Groupe, Inc. (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member and Governance Committee Member	Retired	54 Formerly, Director, Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of the Contract Review Committee	Retired	54 Director, Abt Associates Inc. (research and consulting); Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

145  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member and Governance Committee Member	President, University of Massachusetts	54 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member and Governance Committee Member	Retired	54 Director, Sterling Bancorp (bank)	Significant experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Audit Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	54 Director, FutureFuel.io (chemicals and biofuels)	Significant experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Professor of Finance at Babson College	54 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member	Retired	54 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Kirk A. Sykes (1958)	Trustee since 2019 Audit Committee Member and Governance Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance)

54

Advisor, Eastern Bank (bank); Director, Apartment Investment and Management Company (real estate investment trust);

formerly, Director, Ares Commercial Real Estate Corporation (real estate investment trust)

Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Audit Committee	Retired; Formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	54 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	54 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	54 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

147  |

Trustee and Officer Information

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Matthew Block (1981)	Treasurer, Principal Financial and Accounting Officer	Since 2022	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Assistant Treasurer of the Fund Complex; Managing Director, State Street Bank and Trust Company

Susan McWhan Tobin (1963)	Secretary and Chief Legal Officer	Since 2022	Executive Vice President, General Counsel and Secretary, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Executive Vice President and Chief Compliance Officer of Natixis Investment Managers (March 2019– May 2022) and Senior Vice President and Head of Compliance, US for Natixis Investment Managers (July 2011–March 2019)

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

149  |

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard Goglia, Mr. Martin T. Meehan, Mr. James Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/21-1/31/22	2/1/22-1/31/23	2/1/21-1/31/22	2/1/22-1/31/23	2/1/21-1/31/22	2/1/22-1/31/23	2/1/21-1/31/22	2/1/22-1/31/23
Natixis Funds Trust IV	$321,521	$352,861	$28	$42	$73,980	$83,504	$—	$—

1.	Audit-related fees consist of:

2022 & 2023 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2022 & 2023 – review of Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2022 and 2023 were $74,008 and

$83,546, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, LLC (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/21-1/31/22	2/1/22-1/31/23	2/1/21-1/31/22	2/1/22-1/31/23	2/1/21-1/31/22	2/1/22-1/31/23
Control Affiliates	$—	$—	$31,137	$28,621	$—	$50,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/21-1/31/22	2/1/22-1/31/23
Control Affiliates	$316,734	$428,851

None of the services described above were approved pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title:	President and Chief Executive Officer

Date:	March 23, 2023

By:	/s/ Matthew Block
Name:	Matthew Block
Title:	Treasurer and Principal Financial and Accounting Officer

Date:	March 23, 2023